UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2016 – JUNE 30, 2016

                                            (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2016

AMG Chicago Equity Partners Balanced Fund

Investor Class: MBEAX     |     Service Class: MBESX     |     Institutional Class: MBEYX

AMG Chicago Equity Partners Small Cap Value Fund

Investor Class: CESVX     |     Service Class: CESSX     |     Institutional Class: CESIX

AMG Managers High Yield Fund

Investor Class: MHHAX     |     Institutional Class: MHHYX     |

AMG Managers Intermediate Duration Government Fund: MGIDX

AMG Managers Short Duration Government Fund: MGSDX

www.amgfunds.com |	SAR009-0616

AMG Funds

Semi-Annual Report—June 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Chicago Equity Partners Balanced Fund	5

AMG Chicago Equity Partners Small Cap Value Fund	15

AMG Managers High Yield Fund	19

AMG Managers Intermediate Duration Government Fund	32

AMG Managers Short Duration Government Fund	38

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	45

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	52
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	55
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	56
Detail of changes in assets for the past two periods

Financial Highlights	58
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	65
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	74

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2016	Expense Ratio for the Period	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During the Period*
AMG Chicago Equity Partners Balanced Fund
Investor Class
Based on Actual Fund Return	1.09%	$1,000	$1,019	$5.47
Hypothetical (5% return before expenses)	1.09%	$1,000	$1,019	$5.47
Service Class
Based on Actual Fund Return	0.94%	$1,000	$1,020	$4.72
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.72
Institutional Class
Based on Actual Fund Return	0.84%	$1,000	$1,020	$4.22
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.22
AMG Chicago Equity Partners Small Cap Value Fund
Investor Class
Based on Actual Fund Return	1.34%	$1,000	$1,043	$6.81
Hypothetical (5% return before expenses)	1.34%	$1,000	$1,018	$6.72
Service Class
Based on Actual Fund Return	1.08%	$1,000	$1,043	$5.49
Hypothetical (5% return before expenses)	1.08%	$1,000	$1,019	$5.42
Institutional Class
Based on Actual Fund Return	0.95%	$1,000	$1,044	$4.83
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.77
AMG Managers High Yield Fund
Investor Class
Based on Actual Fund Return	1.15%	$1,000	$1,077	$5.94
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.77
Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,078	$4.65
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,020	$4.52
AMG Managers Intermediate Duration Government Fund
Based on Actual Fund Return	0.89%	$1,000	$1,027	$4.49
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.47
AMG Managers Short Duration Government Fund
Based on Actual Fund Return	0.80%	$1,000	$1,006	$3.99
Hypothetical (5% return before expenses)	0.80%	$1,000	$1,021	$4.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 366.

2

Fund Performance (unaudited)

Periods ended June 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Chicago Equity Partners Balanced Fund[2,3,4,5,6,7]
Investor Class	1.90%	1.24%	7.92%	6.99%	7.75%	01/02/97
Service Class	2.03%	1.41%	—	—	8.58%	11/30/12
Institutional Class	2.01%	1.44%	8.19%	7.27%	8.14%	01/02/97
60% Russell 1000® Index8/40%
Barclays U.S. Aggregate Bond Index[9]	4.57%	4.59%	8.96%	7.20%	7.41%	01/02/97	†
Barclays U.S. Aggregate Bond Index[9]	5.31%	6.00%	3.76%	5.13%	5.59%	01/02/97	†
Russell 1000® Index[8]	3.74%	2.93%	11.88%	7.51%	7.68%	01/02/97	†
AMG Chicago Equity Partners Small Cap Value Fund[2,6,10,11,12]
Investor Class	4.26%	(2.20)%	—	—	(1.41)%	12/31/14
Service Class	4.28%	(2.03)%	—	—	(1.17)%	12/31/14
Institutional Class	4.39%	(1.94)%	—	—	(1.04)%	12/31/14
Russell 2000® Value Index[13]	6.08%	(2.58)%	8.15%	5.15%	(1.24)%	12/31/14	†
AMG Managers High Yield Fund[2,7,11,14,15,16]
Investor Class	7.74%	0.45%	5.14%	6.13%	6.20%	01/02/98
Institutional Class	7.83%	0.63%	5.38%	6.42%	6.33%	03/02/98
Barclays U.S. Corporate High Yield Index[18]	9.06%	1.62%	5.84%	7.56%	6.50%	12/31/97
AMG Managers Intermediate Duration Government Fund[2,7,14,17,19,20]	2.71%	3.45%	3.00%	4.94%	5.82%	03/31/92
Barclays U.S. Aggregate Bond Index[9]	5.31%	6.00%	3.76%	5.13%	5.98%	03/31/92	†
Citigroup Mortgage Index[21]	3.06%	4.29%	3.00%	4.99%	5.82%	03/31/92	†
AMG Managers Short Duration Government Fund[2,3,7,17,19,20]	0.55%	(0.02)%	0.59%	1.78%	3.48%	03/31/92
BofA Merrill Lynch 6-Month U.S. Treasury Bill Index[22]	0.41%	0.52%	0.24%	1.40%	3.03%	03/31/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.
[5]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[6]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[7]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[8]	The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. The Russell 1000® Index is unmanaged, is not available for investment, and does not incur expenses.
[9]	The Barclays U.S. Aggregate Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. The Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings history and a reliance on one or a limited number of products. The stocks of small capitalization companies may experience greater price volatility than those of larger, more established companies.

Fund Performance (continued)

[11]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[12]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[13]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.
[14]	Fixed income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[15]	The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[16]	A short-term redemption fee of 2% will be charged on shares held for less than 90 days.
[17]	The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.
[18]	The Barclays U.S. Corporate High Yield Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service, Inc.). Unlike the Fund, the Barclays U.S. Corporate High Yield Index is unmanaged, is not available for investment, and does not incur expenses.
[19]	Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
[20]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.
[21]	The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.
[22]	The BofA Merrill Lynch 6-Month U.S. Treasury Bill Index is an unmanaged index that measures returns of 6-month Treasury Bills. Unlike the Fund, the BofA Merrill Lynch 6-Month Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Index and Russell 2000® Value Index are registered trademarks of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Chicago Equity Partners Balanced Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Chicago Equity Partners Balanced Fund*
U.S. Government and Agency Obligations	40.8%
Financials	12.0%
Information Technology	8.9%
Industrials	8.6%
Health Care	7.8%
Consumer Discretionary	6.6%
Consumer Staples	4.3%
Energy	4.2%
Utilities	3.5%
Telecommunication Services	1.2%
Materials	1.2%
Other Assets and Liabilities	0.9%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Bonds, 2.750%, 08/15/42**	3.1%
U.S. Treasury Notes, 2.25%, 11/15/24**	2.7%
U.S. Treasury Notes, 2.500%, 05/15/24**	2.6%
U.S. Treasury Notes, 1.500%, 01/31/22	2.6%
FHLMC Gold Pool, 3.500%, 01/01/46	1.6%
U.S. Treasury Notes, 1.875%, 11/30/21	1.6%
U.S. Treasury Notes, 1.500%, 02/28/19	1.6%
Exxon Mobil Corp.	1.3%
FHLMC Gold Pool, 4.000%, 06/01/45	1.3%
U.S. Treasury Notes, 0.875%, 07/15/18	1.3%

Top Ten as a Group	19.7%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 54.0%
Consumer Discretionary - 6.6%
Abercrombie & Fitch Co., Class A	260	$4,631
Amazon.com, Inc.*	1,690	1,209,398
AMC Entertainment Holdings, Inc., Class A	160	4,418
American Axle & Manufacturing Holdings, Inc.*	1,510	21,865
American Eagle Outfitters, Inc.[1]	2,300	36,639
Asbury Automotive Group, Inc.*	570	30,062
Bassett Furniture Industries, Inc.	40	958
Big Lots, Inc.[1]	6,540	327,719
Bloomin’ Brands, Inc.	790	14,117
Boyd Gaming Corp.*	2,025	37,260
Callaway Golf Co.	730	7,453
The Cato Corp., Class A	180	6,790
CBS Corp., Class B	3,130	170,397
The Children’s Place, Inc.	185	14,833
Columbia Sportswear Co.	280	16,111
Comcast Corp., Class A	4,810	313,564
Cooper-Standard Holding, Inc.*	80	6,319
Core-Mark Holding Co., Inc.	520	24,367
Cracker Barrel Old Country Store, Inc.[1]	160	27,435
Culp, Inc.	220	6,079
Darden Restaurants, Inc.	10,530	666,970
Dave & Buster’s Entertainment, Inc.*	800	37,432
DreamWorks Animation SKG, Inc., Class A*	210	8,583
Entercom Communications Corp., Class A	180	2,443
Ethan Allen Interiors, Inc.[1]	360	11,894
Express, Inc.*	750	10,882
Extended Stay America, Inc.[1]	10,120	151,294
Genuine Parts Co.	2,340	236,925
Hasbro, Inc.	2,220	186,458
The Home Depot, Inc.	3,900	497,991
The Interpublic Group of Cos., Inc.	15,280	352,968
Intrawest Resorts Holdings, Inc.*,1	1,250	16,225
Johnson Outdoors, Inc., Class A	170	4,369
Liberty TripAdvisor Holdings, Inc., Class A*	390	8,533
LifeLock, Inc.*,1	1,235	19,525
Lowe’s Cos., Inc.	1,400	110,838
Marriott International, Inc., Class A1	7,810	519,053
Marriott Vacations Worldwide Corp.	200	13,698
Mattel, Inc.[1]	3,760	117,650
McDonald’s Corp.	1,700	204,578
Michael Kors Holdings, Ltd.*	1,390	68,777
NIKE, Inc., Class B	6,430	354,936
Nordstrom, Inc.[1]	11,300	429,965
Omnicom Group, Inc.	3,940	321,071

	Shares	Value
O’Reilly Automotive, Inc.*	1,480	$401,228
Outerwall, Inc.	660	27,720
Perry Ellis International, Inc.*	640	12,877
PetMed Express, Inc.	595	11,162
Pool Corp.	700	65,821
Ross Stores, Inc.	1,290	73,130
Scholastic Corp.	130	5,149
ServiceMaster Global Holdings, Inc.*	5,160	205,368
Sinclair Broadcast Group, Inc., Class A	360	10,750
Sirius XM Holdings, Inc.*,1	18,730	73,984
Smith & Wesson Holding Corp.*,1	1,420	38,596
Sonic Automotive, Inc., Class A	910	15,570
Sonic Corp.[1]	370	10,008
Starbucks Corp.	6,680	381,562
Target Corp.	15,115	1,055,329
Tenneco, Inc.*	1,150	53,602
Texas Roadhouse, Inc.	200	9,120
Tile Shop Holdings, Inc.*,1	1,400	27,832
Tower International, Inc.	520	10,702
Tupperware Brands Corp.	13,490	759,217
Twenty-First Century Fox, Inc., Class A	5,030	136,062
Urban Outfitters, Inc.*	2,580	70,950
VF Corp.	11,990	737,265
Vista Outdoor, Inc.*	1,520	72,550
Visteon Corp.	2,030	133,594
The Walt Disney Co.	4,495	439,701
Weight Watchers International, Inc.*,1	460	5,350
West Marine, Inc.*	250	2,098
Whirlpool Corp.	1,360	226,630
Wolverine World Wide, Inc.	620	12,598
World Wrestling Entertainment, Inc., Class A1	2,260	41,607
Total Consumer Discretionary		11,760,605
Consumer Staples - 4.3%
Altria Group, Inc.	3,275	225,844
B&G Foods, Inc.	410	19,762
Brown-Forman Corp., Class B	740	73,822
Bunge, Ltd.	6,140	363,181
Central Garden and Pet Co., Class A*	270	5,862
The Coca-Cola Co.	2,590	117,405
ConAgra Foods, Inc.	18,640	891,178
Dean Foods Co.[1]	2,190	39,617
Dr. Pepper Snapple Group, Inc.	3,670	354,632
Fresh Del Monte Produce, Inc.	620	33,747
General Mills, Inc.	4,000	285,280
Ingredion, Inc.	960	124,234
Kimberly-Clark Corp.	790	108,609

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 4.3% (continued)
The Kroger Co.	3,260	$119,935
Lancaster Colony Corp.	145	18,503
Medifast, Inc.	550	18,298
Mondelez International, Inc., Class A	9,790	445,543
National Beverage Corp.*	555	34,860
Natural Health Trends Corp.	860	24,243
PepsiCo, Inc.	8,390	888,837
Philip Morris International, Inc.	2,460	250,231
Pilgrim’s Pride Corp.[1]	2,105	53,635
The Procter & Gamble Co.	17,080	1,446,164
Reynolds American, Inc.	2,230	120,264
Sanderson Farms, Inc.[1]	50	4,332
Seneca Foods Corp., Class A*	280	10,139
SpartanNash Co.	290	8,868
Sysco Corp.	7,200	365,328
Tyson Foods, Inc., Class A	1,590	106,196
Universal Corp.	170	9,816
Walgreens Boots Alliance, Inc.	7,140	594,548
Wal-Mart Stores, Inc.	6,540	477,551
Weis Markets, Inc.	80	4,044
Total Consumer Staples		7,644,508
Energy - 4.2%
Apache Corp.	4,150	231,031
Cabot Oil & Gas Corp.	15,530	399,742
Chevron Corp.	14,695	1,540,477
Cimarex Energy Co.	2,770	330,516
ConocoPhillips	5,710	248,956
DHT Holdings, Inc.	1,110	5,583
EOG Resources, Inc.	1,960	163,503
EQT Corp.	1,590	123,114
Evolution Petroleum Corp.	1,740	9,518
Exxon Mobil Corp.	25,885	2,426,460
Jones Energy, Inc., Class A*,1	1,350	5,562
Matador Resources Co.*,1	545	10,791
Matrix Service Co.*	740	12,203
McDermott International, Inc.*	10,980	54,241
National Oilwell Varco, Inc.	6,570	221,080
Navios Maritime Acquisition Corp.	3,960	6,217
Noble Corp. PLC[1]	13,280	109,427
Nordic American Tankers, Ltd.	330	4,584
Oasis Petroleum, Inc.*	1,810	16,905
Occidental Petroleum Corp.	4,350	328,686
Oceaneering International, Inc.	4,450	132,877
Parsley Energy, Inc., Class A*	590	15,965
Renewable Energy Group, Inc.*	630	5,563

	Shares	Value
RSP Permian, Inc.*	380	$13,258
Schlumberger, Ltd.	5,817	460,008
Ship Finance International, Ltd.[1]	1,605	23,658
Spectra Energy Corp.	4,740	173,626
Teekay Tankers, Ltd., Class A1	1,620	4,828
US Silica Holdings, Inc.	180	6,205
Valero Energy Corp.	6,930	353,430
Western Refining, Inc.	320	6,602
Total Energy		7,444,616
Financials - 11.1%
1st Source Corp.	310	10,041
Access National Corp.	190	3,707
Aflac, Inc.	8,420	607,587
The Allstate Corp.	7,920	554,004
Altisource Portfolio Solutions, S.A.*	960	26,726
American Capital Agency Corp.	9,210	182,542
American International Group, Inc.	8,910	471,250
Ameriprise Financial, Inc.	5,230	469,916
Annaly Capital Management, Inc.	8,650	95,756
Apollo Residential Mortgage, Inc.	680	9,112
Armada Hoffler Properties, Inc.	910	12,503
Ashford Hospitality Trust, Inc.	2,940	15,788
Aspen Insurance Holdings, Ltd.	8,420	390,520
Associated Banc-Corp.	36,750	630,262
Assurant, Inc.	1,010	87,173
Axis Capital Holdings, Ltd.	6,070	333,850
Banc of California, Inc.	180	3,258
Banco Latinoamericano de Comercio Exterior, S.A.	1,020	27,030
Bank of America Corp.	66,560	883,251
BBCN Bancorp, Inc.	1,320	19,694
Berkshire Hathaway, Inc., Class B*	4,150	600,878
Boston Properties, Inc.	5,450	718,855
Capitol Federal Financial, Inc.	810	11,300
Cash America International, Inc.	440	18,753
Cathay General Bancorp	1,290	36,378
CenterState Banks, Inc.	1,480	23,310
Charter Financial Corp	290	3,851
Chemical Financial Corp.[1]	170	6,339
CME Group, Inc.	1,205	117,367
Cohen & Steers, Inc.	1,120	45,293
Columbia Property Trust, Inc.	12,410	265,574
Comerica, Inc.	8,040	330,685
Commerce Bancshares, Inc.	6,378	305,506
CommunityOne Bancorp*	460	5,814
CoreSite Realty Corp.	590	52,327

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 11.1% (continued)
Corporate Office Properties Trust	8,390	$248,092
Crown Castle International Corp.	880	89,258
CYS Investments, Inc.	1,260	10,546
DCT Industrial Trust, Inc.	460	22,098
DiamondRock Hospitality Co.	680	6,140
Digital Realty Trust, Inc.[1]	990	107,900
Discover Financial Services	5,270	282,419
DuPont Fabros Technology, Inc.	650	30,901
Eaton Vance Corp.	11,540	407,824
Education Realty Trust, Inc.	330	15,226
eHealth, Inc.*	840	11,777
Employers Holdings, Inc.	850	24,667
Enova International, Inc.*	3,565	26,238
Enterprise Financial Services Corp.	250	6,972
Equity Lifestyle Properties, Inc.	2,130	170,506
Equity Residential	7,860	541,397
Erie Indemnity Co.	720	71,525
Everest Re Group, Ltd.	1,005	183,583
Extra Space Storage, Inc.	2,210	204,513
EZCORP, Inc., Class A*	1,730	13,079
FactSet Research Systems, Inc.	280	45,198
Farmers Capital Bank Corp.	90	2,462
FCB Financial Holdings, Inc.*	280	9,520
Federal Agricultural Mortgage Corp., Class C	40	1,393
Fidelity & Guaranty Life[1]	280	6,490
Fifth Third Bancorp	10,840	190,676
First American Financial Corp.	1,105	44,443
First Bancorp	130	2,285
First Defiance Financial Corp.	155	6,022
First Financial Bancorp	450	8,752
First Financial Corp/IN	515	18,859
First Horizon National Corp.	16,850	232,193
First Industrial Realty Trust, Inc.	70	1,947
First NBC Bank Holding Co.*	350	5,876
First Niagara Financial Group, Inc.	14,250	138,795
FirstMerit Corp.	460	9,324
Fox Chase Bancorp, Inc.	230	4,678
Franklin Financial Network, Inc.*	190	5,958
Franklin Resources, Inc.	5,170	172,523
Fulton Financial Corp.	2,610	35,235
The Goldman Sachs Group, Inc.	710	105,492
Great Western Bancorp, Inc.	2,320	73,173
HFF, Inc., Class A	1,920	55,450
Highwoods Properties, Inc.	755	39,864
Hudson Pacific Properties, Inc.	200	5,836

	Shares	Value
Independent Bank Corp.	700	$10,157
Interactive Brokers Group, Inc., Class A	2,110	74,694
INTL. FCStone, Inc.*	590	16,101
Invesco Mortgage Capital, Inc.	1,280	17,523
Jones Lang LaSalle, Inc.	480	46,776
JPMorgan Chase & Co.	7,748	481,461
KeyCorp	21,490	237,464
LaSalle Hotel Properties	310	7,310
Lazard, Ltd., Class A	3,030	90,233
LendingTree, Inc.*,1	395	34,890
Lexington Realty Trust	1,430	14,457
Lincoln National Corp.	7,560	293,101
LTC Properties, Inc.	70	3,621
The Macerich Co.	3,520	300,573
Mack-Cali Realty Corp.	1,460	39,420
Marlin Business Services Corp.	130	2,119
Medical Properties Trust, Inc.	890	13,537
Mercantile Bank Corp.	110	2,625
Meridian Bancorp, Inc.	950	14,041
Meta Financial Group, Inc.	100	5,096
MFA Financial, Inc.	13,130	95,455
Morningstar, Inc.	1,140	93,229
MSCI, Inc.	540	41,645
Nasdaq, Inc.	6,890	445,576
National Bankshares, Inc.[1]	60	2,095
New Residential Investment Corp.	200	2,768
Northern Trust Corp.	10,940	724,884
Old Second Bancorp, Inc.	370	2,527
Oritani Financial Corp.	1,070	17,109
Pacific Continental Corp.	270	4,242
PennyMac Financial Services, Inc., Class A*	370	4,621
Piedmont Office Realty Trust, Inc., Class A1	25,890	557,671
Post Properties, Inc.	4,430	270,452
Preferred Bank	440	12,705
Primerica, Inc.	370	21,179
PrivateBancorp, Inc.	1,010	44,470
Prudential Financial, Inc.	4,480	319,603
PS Business Parks, Inc.	310	32,885
Public Storage	430	109,904
QCR Holdings, Inc.	150	4,078
RLI Corp.	80	5,502
Selective Insurance Group, Inc.	210	8,024
Senior Housing Properties Trust	7,080	147,476
Signature Bank*	650	81,198
Simon Property Group, Inc.	830	180,027
State Bank Financial Corp.	570	11,600

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 11.1% (continued)
State Street Corp.	2,760	$148,819
Stifel Financial Corp.*	520	16,354
Stock Yards Bancorp, Inc.	160	4,517
STORE Capital Corp.	270	7,952
Summit Hotel Properties, Inc.	6,320	83,677
Sunstone Hotel Investors, Inc.	1,173	14,154
SunTrust Banks, Inc.	10,035	412,238
T. Rowe Price Group, Inc.	2,790	203,586
Tanger Factory Outlet Centers, Inc.	4,150	166,747
Taubman Centers, Inc.	1,920	142,464
TD Ameritrade Holding Corp.	6,520	185,657
Terreno Realty Corp.	260	6,726
Torchmark Corp.	3,760	232,443
Towne Bank	340	7,361
The Travelers Cos., Inc.	4,855	577,939
TriCo Bancshares	160	4,416
Trustmark Corp.	100	2,485
UMB Financial Corp.	690	36,715
Universal Insurance Holdings, Inc.	2,195	40,783
Urban Edge Properties	2,095	62,557
US Bancorp	11,475	462,787
Wells Fargo & Co.	15,550	735,982
Western Alliance Bancorp*	465	15,182
WP Glimcher, Inc.	18,700	209,253
Total Financials		19,800,223
Health Care - 7.8%
Abbott Laboratories	5,760	226,426
AbbVie, Inc.	6,925	428,727
Aetna, Inc.	4,855	592,941
Allergan PLC*	290	67,016
AmerisourceBergen Corp.	1,870	148,328
Amgen, Inc.	5,010	762,272
AMN Healthcare Services, Inc.*	705	28,179
Amphastar Pharmaceuticals, Inc.*	2,720	43,846
Anika Therapeutics, Inc.*	270	14,486
Anthem, Inc.	2,415	317,186
ARIAD Pharmaceuticals, Inc.*,1	5,530	40,867
Array BioPharma, Inc.*	8,785	31,275
Baxter International, Inc.	25,148	1,137,193
BioSpecifics Technologies Corp.*	60	2,396
BioTelemetry, Inc.*	375	6,112
Bruker Corp.	7,250	164,865
Cambrex Corp.*	635	32,849
Catalent, Inc.*	2,275	52,302
Centene Corp.*	3,321	237,020

	Shares	Value
Cigna Corp.	4,200	$537,558
Corcept Therapeutics, Inc.*,1	2,140	11,684
CR Bard, Inc.	3,780	888,905
CryoLife, Inc.	410	4,842
Cynosure, Inc., Class A*	350	17,026
DENTSPLY SIRONA, Inc.	2,677	166,081
Edwards Lifesciences Corp.*	1,440	143,611
Eli Lilly & Co.	1,570	123,638
Emergent BioSolutions, Inc.*	680	19,122
Exelixis, Inc.*,1	4,230	33,036
Express Scripts Holding Co.*	6,580	498,764
Five Prime Therapeutics, Inc.*	390	16,126
Gilead Sciences, Inc.	3,450	287,799
Glaukos Corp.*	430	12,539
Halozyme Therapeutics, Inc.*,1	2,475	21,359
Halyard Health, Inc.*	740	24,065
HMS Holdings Corp.*	715	12,591
Humana, Inc.	750	134,910
ICU Medical, Inc.*	580	65,395
Immunomedics, Inc.*	5,020	11,646
INC Research Holdings, Inc., Class A*	1,240	47,281
Incyte Corp.*	1,190	95,176
Innoviva, Inc.[1]	6,950	73,184
Insulet Corp.*	50	1,512
Intuitive Surgical, Inc.*	280	185,195
Invacare Corp.[1]	45	546
iRadimed Corp.*,1	120	2,611
Ironwood Pharmaceuticals, Inc.*,1	2,485	32,491
Johnson & Johnson	17,075	2,071,198
Ligand Pharmaceuticals, Inc.*,1	420	50,093
Luminex Corp.*	120	2,428
Magellan Health, Inc.*	900	59,193
Masimo Corp.*	925	48,576
McKesson Corp.	1,690	315,438
Merck & Co., Inc.	17,845	1,028,050
Merrimack Pharmaceuticals, Inc.*,1	320	1,725
Mylan N.V.*	4,610	199,336
Myriad Genetics, Inc.*	680	20,808
NeoGenomics, Inc.*	1,460	11,738
Omeros Corp.*,1	2,985	31,402
OraSure Technologies, Inc.*	1,740	10,283
Orthofix International NV*	200	8,480
Owens & Minor, Inc.	500	18,690
Pacific Biosciences of California, Inc.*,1	3,330	23,427
Penumbra, Inc.*,1	240	14,280
Pfizer, Inc.	22,217	782,261

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 7.8% (continued)
PRA Health Sciences, Inc.*	1,380	$57,629
Shire PLC	1	184
St. Jude Medical, Inc.	5,070	395,460
Synergy Pharmaceuticals, Inc.*	1,525	5,795
Theravance Biopharma, Inc.*,1	320	7,261
Triple-S Management Corp., Class B*	480	11,726
United Therapeutics Corp.*	2,150	227,728
UnitedHealth Group, Inc.	1,950	275,340
Universal Health Services, Inc., Class B	530	71,073
VWR Corp.*	11,330	327,437
Waters Corp.*	580	81,577
WellCare Health Plans, Inc.*	65	6,973
West Pharmaceutical Services, Inc.	430	32,628
Total Health Care		14,001,196
Industrials - 5.7%
A. O. Smith Corp.	1,030	90,753
ABM Industries, Inc.	575	20,976
Actuant Corp., Class A	140	3,165
Aerojet Rocketdyne Holdings, Inc.*	210	3,839
Alaska Air Group, Inc.	1,140	66,451
Altra Industrial Motion Corp.	535	14,434
AMERCO	530	198,512
Astec Industries, Inc.	320	17,968
Atlas Air Worldwide Holdings, Inc.*	360	14,911
The Boeing Co.	310	40,260
Brady Corp., Class A	900	27,504
Briggs & Stratton Corp.	870	18,427
The Brink’s Co.	540	15,385
C.H. Robinson Worldwide, Inc.	4,740	351,945
Cintas Corp.	5,690	558,360
CLARCOR, Inc.	240	14,599
Comfort Systems USA, Inc.	1,130	36,804
Curtiss-Wright Corp.	340	28,645
Deere & Co.[1]	2,490	201,790
Deluxe Corp.	575	38,163
DigitalGlobe, Inc.*	1,070	22,887
EMCOR Group, Inc.	310	15,271
Energy Recovery, Inc.*,1	1,360	12,090
Ennis, Inc.	760	14,577
Exponent, Inc.	520	30,373
FTI Consulting, Inc.*	340	13,831
GATX Corp.[1]	5,520	242,714
General Cable Corp.	1,260	16,015
General Dynamics Corp.	2,280	317,467
General Electric Co.	38,450	1,210,406

	Shares	Value
Global Brass & Copper Holdings, Inc.	1,535	$41,890
Hawaiian Holdings, Inc.*	1,310	49,728
Herman Miller, Inc.	760	22,716
HNI Corp.	910	42,306
Honeywell International, Inc.	460	53,507
Hub Group, Inc., Class A*	485	18,609
Illinois Tool Works, Inc.	1,390	144,782
Insperity, Inc.	940	72,596
Insteel Industries, Inc.	2,510	71,761
JetBlue Airways Corp.*	6,180	102,341
John Bean Technologies Corp.	160	9,795
Kelly Services, Inc., Class A	590	11,192
Kennametal, Inc.	5,470	120,942
The KEYW Holding Corp.*	240	2,386
Knoll, Inc.	750	18,210
L-3 Communications Holdings, Inc.	4,300	630,767
Landstar System, Inc.	4,500	308,970
Lydall, Inc.*	255	9,833
Masco Corp.	7,200	222,768
MasTec, Inc.*	2,615	58,367
Mistras Group, Inc.*	190	4,535
MRC Global, Inc.*	845	12,007
Mueller Water Products, Inc., Class A	1,415	16,159
National Presto Industries, Inc.	140	13,209
Northrop Grumman Corp.	500	111,140
Orbital ATK, Inc.	4,900	417,186
PACCAR, Inc.	4,280	222,004
Powell Industries, Inc.	160	6,294
Quad/Graphics, Inc.	2,255	52,519
Quanta Services, Inc.*	33,890	783,537
Rockwell Automation, Inc.	7,455	855,983
SkyWest, Inc.	420	11,113
Snap-on, Inc.	1,180	186,228
Southwest Airlines Co.	5,135	201,343
Spirit AeroSystems Holdings, Inc., Class A*	9,370	402,910
Stanley Black & Decker, Inc.	1,310	145,698
Steelcase, Inc., Class A	1,360	18,455
Swift Transportation Co.*,1	1,180	18,184
Tetra Tech, Inc.	860	26,441
TriNet Group, Inc.*	230	4,782
Tutor Perini Corp.*	2,010	47,336
United Technologies Corp.	4,070	417,378
Universal Forest Products, Inc.	605	56,077
Valmont Industries, Inc.	3,390	458,565
Vectrus, Inc.*	830	23,647
Virgin America, Inc.*,1	90	5,059

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 5.7% (continued)
Wabash National Corp.*	3,700	$46,990
West Corp.	960	18,874
YRC Worldwide, Inc.*,1	1,970	17,336
Total Industrials		10,272,977
Information Technology - 8.9%
Accenture PLC, Class A	2,720	308,149
Activision Blizzard, Inc.	3,330	131,968
Advanced Energy Industries, Inc.*	365	13,855
Advanced Micro Devices, Inc.*	11,000	56,540
Aerohive Networks, Inc.*	850	5,627
Alarm.com Holdings, Inc.*,1	1,270	32,550
Alpha & Omega Semiconductor, Ltd.*	1,015	14,139
Alphabet, Inc., Class A*	1,065	749,259
Alphabet, Inc., Class C*	400	276,840
Amdocs, Ltd.	5,050	291,486
Apple, Inc.	14,650	1,400,540
Applied Micro Circuits Corp.*	2,815	18,072
Automatic Data Processing, Inc.	500	45,935
Benefitfocus, Inc.*,1	140	5,337
Cardtronics, Inc.*	405	16,123
Care.com, Inc.*	1,545	18,046
CDK Global, Inc.	4,390	243,601
Cirrus Logic, Inc.*	500	19,395
Cisco Systems, Inc.	14,550	417,440
Citrix Systems, Inc.*	5,950	476,536
Cohu, Inc.	890	9,656
CommScope Holding Co., Inc.*	5,800	179,974
CommVault Systems, Inc.*	1,425	61,546
Convergys Corp.	220	5,500
CoreLogic, Inc.*	5,160	198,557
Cornerstone OnDemand, Inc.*	320	12,179
Cray, Inc.*,1	1,750	52,360
CSG Systems International, Inc.	535	21,566
Datalink Corp.*	870	6,525
DST Systems, Inc.	1,250	145,538
Ebix, Inc.[1]	715	34,248
Electronic Arts, Inc.*	3,525	267,054
Facebook, Inc., Class A*	13,350	1,525,638
Fairchild Semiconductor International, Inc.*	300	5,955
Finisar Corp.*	130	2,276
First Solar, Inc.*	5,630	272,942
Fortinet, Inc.*	900	28,431
Gigamon, Inc.*	1,480	55,337
GoDaddy, Inc., Class A*,1	5,600	174,664
The Hackett Group, Inc.	1,540	21,360

	Shares	Value
HP, Inc.	6,850	$85,968
Intel Corp.	7,220	236,816
International Business Machines Corp.	1,110	168,476
Juniper Networks, Inc.	11,160	250,988
KLA-Tencor Corp.	3,090	226,342
Leidos Holdings, Inc.	11,975	573,243
Littelfuse, Inc.	200	23,638
Manhattan Associates, Inc.*	1,010	64,771
ManTech International Corp., Class A	310	11,724
Maxim Integrated Products, Inc.	31,620	1,128,518
MeetMe, Inc.*,1	3,220	17,163
Mentor Graphics Corp.	420	8,929
Microsemi Corp.*	880	28,758
Microsoft Corp.	31,610	1,617,484
Nanometrics, Inc.*	310	6,445
NCR Corp.*	6,000	166,620
NeoPhotonics Corp.*,1	3,430	32,688
NETGEAR, Inc.*	1,240	58,950
NIC, Inc.	480	10,531
Oclaro, Inc.*	720	3,514
Paycom Software, Inc.*,1	1,580	68,272
Paylocity Holding Corp.*,1	1,590	68,688
PC Connection, Inc.	150	3,570
PFSweb, Inc.*	1,845	17,528
Plexus Corp.*	500	21,600
Power Integrations, Inc.	95	4,757
Progress Software Corp.*	70	1,922
Qlik Technologies, Inc.*	490	14,494
QLogic Corp.*	245	3,611
Red Hat, Inc.*	3,680	267,168
Rovi Corp.*	270	4,223
Sanmina Corp.*	310	8,311
Science Applications International Corp.	210	12,254
Semtech Corp.*	560	13,362
Silicon Laboratories, Inc.*	30	1,462
Stamps.com, Inc.*,1	465	40,650
Sykes Enterprises, Inc.*	420	12,163
SYNNEX Corp.	30	2,845
Systemax, Inc.*	130	1,109
Take-Two Interactive Software, Inc.*	1,210	45,883
TE Connectivity, Ltd.	9,500	542,545
Tech Data Corp.*	1,005	72,209
Teradata Corp.*	3,420	85,739
Texas Instruments, Inc.	9,920	621,488
Total System Services, Inc.	2,690	142,866
Ubiquiti Networks, Inc.*,1	80	3,093

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 8.9% (continued)
Universal Display Corp.*	95	$6,441
VeriSign, Inc.*,1	3,340	288,776
Viavi Solutions, Inc.*	53,530	354,904
Visa, Inc., Class A	4,940	366,400
Vishay Intertechnology, Inc.	3,710	45,967
Xilinx, Inc.	10,150	468,220
Zedge, Inc.*	414	1,899
Total Information Technology		15,958,729
Materials - 1.2%
AEP Industries, Inc.	380	30,575
Air Products & Chemicals, Inc.	620	88,065
Bemis Co., Inc.	2,420	124,606
Berry Plastics Group, Inc.*	4,000	155,400
Cabot Corp.	19,450	888,087
Celanese Corp., Series A	2,480	162,316
Commercial Metals Co.	1,290	21,801
The Dow Chemical Co.	2,520	125,269
E.I. du Pont de Nemours & Co.	3,330	215,784
HB Fuller Co.	305	13,417
Headwaters, Inc.*	1,135	20,362
Innospec, Inc.	355	16,326
Kronos Worldwide, Inc.[1]	1,160	6,090
Louisiana-Pacific Corp.*	205	3,557
Myers Industries, Inc.	520	7,488
Nucor Corp.	2,610	128,960
Olympic Steel, Inc.	480	13,109
PH Glatfelter Co.	350	6,846
Rayonier Advanced Materials, Inc.	1,340	18,211
Ryerson Holding Corp.*	930	16,275
Steel Dynamics, Inc.	2,300	56,350
Stepan Co.	300	17,859
Trinseo, S.A.[1]	1,335	57,312
Total Materials		2,194,065
Telecommunication Services - 1.2%
AT&T, Inc.	23,010	994,262
CenturyLink, Inc.	18,970	550,320
Cogent Communications Holdings, Inc.	485	19,429
IDT Corp., Class B	845	11,991
Shenandoah Telecommunications Co.	1,115	43,552
Verizon Communications, Inc.	11,120	620,941
Total Telecommunication Services		2,240,495
Utilities - 3.0%
ALLETE, Inc.	40	2,585
American Water Works Co, Inc.	9,315	787,211

	Shares	Value
Artesian Resources Corp., Class A	240	$8,141
Atmos Energy Corp.	4,360	354,555
Avista Corp.	30	1,344
CenterPoint Energy, Inc.	16,725	401,400
Chesapeake Utilities Corp.	200	13,236
Connecticut Water Service, Inc.	280	15,736
Consolidated Edison, Inc.	3,770	303,259
Duke Energy Corp.	3,670	314,849
Edison International	4,330	336,311
Eversource Energy	2,300	137,770
IDACORP, Inc.	520	42,302
Middlesex Water Co.	225	9,760
New Jersey Resources Corp.	90	3,470
Northwest Natural Gas Co.	330	21,391
OGE Energy Corp.	4,410	144,428
Ormat Technologies, Inc.	955	41,791
Pinnacle West Capital Corp.	3,040	246,422
PPL Corp.	21,350	805,962
Public Service Enterprise Group, Inc.	7,140	332,795
Sempra Energy	2,100	239,442
SJW Corp.	220	8,664
Vectren Corp.	11,365	598,595
WGL Holdings, Inc.	430	30,440
Xcel Energy, Inc.	2,040	91,351
Total Utilities		5,293,210
Total Common Stocks (cost $92,063,906)		96,610,624
Rights - 0.0%#
DYAX Corp. (Healthcare)*,15 (cost $0)	670	7

	Principal
	Amount
Corporate Bonds and Notes - 4.3%
Financials - 0.9%
The Toronto-Dominion Bank, Series MTN,
2.250%, 11/05/19	$80,000	82,134
US Bancorp, MTN, 2.200%, 04/25/19	200,000	205,201
Visa, Inc., 2.200%, 12/14/20	250,000	257,931
Wells Fargo & Co.,
1.400%, 09/08/17	345,000	346,122
2.500%, 03/04/21	620,000	636,189
2.625%, 12/15/16	110,000	110,930
Total Financials		1,638,507

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 2.9%
3M Co., Series MTN, 2.000%, 06/26/22	$150,000	$153,791
Altria Group, Inc., 2.625%, 01/14/20	225,000	234,090
The Boeing Co., 2.350%, 10/30/21	289,000	299,656
Burlington Northern Santa Fe LLC, 4.700%, 10/01/19	75,000	82,967
Caterpillar Financial Services Corp., MTN, 1.000%, 11/25/16	65,000	65,037
Cisco Systems, Inc., 1.400%, 02/28/18	225,000	227,093
Colgate-Palmolive Co., MTN, 1.750%, 03/15/19	120,000	122,827
Exxon Mobil Corp., 1.708%, 03/01/19	110,000	111,831
General Electric Co.,
2.900%, 01/09/17	130,000	131,441
5.250%, 12/06/17	385,000	407,969
MTN, Series A, 6.750%, 03/15/32	45,000	63,257
The Home Depot, Inc., 2.250%, 09/10/18	240,000	247,215
Johnson & Johnson,
0.700%, 11/28/16	80,000	79,950
5.150%, 07/15/18	105,000	114,038
Lockheed Martin Corp., 1.850%, 11/23/18	80,000	81,132
McDonald’s Corp.,
MTN, 5.350%, 03/01/18	220,000	235,360
MTN, 6.300%, 10/15/37	155,000	206,375
Medtronic, Inc., 0.875%, 02/27/17	50,000	49,992
PepsiCo, Inc., Series 1, 1.000%, 10/13/17	155,000	155,220
Pfizer, Inc., 6.200%, 03/15/19	135,000	152,528
Philip Morris International, Inc., 1.625%, 03/20/17	375,000	377,272
Tyson Foods, Inc., 2.650%, 08/15/19	225,000	231,320
Union Pacific Corp., 3.646%, 02/15/24	175,000	193,683
United Parcel Service, Inc., 6.200%, 01/15/38	240,000	344,938
Verizon Communications, Inc., 2.625%, 02/21/20	388,000	401,875
Wal-Mart Stores, Inc., 6.500%, 08/15/37	280,000	406,601
The Walt Disney Co., 1.350%, 08/16/16	75,000	75,079
Total Industrials		5,252,537
Utilities - 0.5%
BP Capital Markets PLC, 1.676%, 05/03/19	255,000	257,143
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	120,000	170,213
Dominion Resources, Inc., 4.450%, 03/15/21[1]	85,000	94,002

	Principal Amount	Value
Georgia Power Co., 5.400%, 06/01/40	$75,000	$93,229
Shell International Finance BV, 1.875%, 05/10/21	145,000	145,869
TransCanada PipeLines, Ltd., 3.800%, 10/01/20	115,000	122,296
Total Utilities		882,752
Total Corporate Bonds and Notes (cost $7,541,433)		7,773,796
U.S. Government and Agency Obligations - 40.8%
Federal Home Loan Mortgage Corporation - 13.1%
FHLMC, 1.375%, 05/01/20	185,000	187,894
FHLMC Gold Pool,
2.500%, 07/01/28 to 12/01/30	890,822	922,524
3.000%, 01/01/29 to 02/01/46	6,061,407	6,313,332
3.500%, 03/01/42 to 01/01/46	7,171,884	7,575,850
4.000%, 08/01/43 to 11/01/45	5,236,871	5,609,782
4.500%, 02/01/39 to 04/01/44	1,368,536	1,495,227
5.000%, 07/01/35 to 07/01/41	1,065,097	1,179,451
5.500%, 04/01/38 to 01/01/39	64,222	72,498
Total Federal Home Loan Mortgage Corporation		23,356,558
Federal National Mortgage Association - 4.4%
FNMA,
0.875%, 12/20/17 to 05/21/18 [1]	1,170,000	1,174,516
1.875%, 02/19/19	500,000	514,033
2.000%, 01/01/30	72,854	73,987
2.500%, 04/01/28 to 05/01/43	1,295,287	1,316,442
2.625%, 09/06/24 [1]	345,000	371,596
3.000%, 03/01/42 to 08/01/43	717,917	746,702
3.500%, 11/01/25 to 07/01/43	687,184	727,860
4.000%, 12/01/21 to 11/01/44	835,313	897,030
4.500%, 06/01/39 to 09/01/43	1,147,075	1,255,746
5.000%, 09/01/33 to 10/01/41	456,348	508,629
5.500%, 02/01/35 to 05/01/39	228,853	257,931
Total Federal National Mortgage Association		7,844,472
U.S. Treasury Obligations - 23.3%
U.S. Treasury Bonds,
2.750%, 08/15/42	5,000,000	5,510,940

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Treasury Obligations - 23.3% (continued)
3.000%, 11/15/45	$860,000	$988,899
3.125%, 11/15/41	1,645,000	1,943,253
U.S. Treasury Notes,
0.625%, 08/31/17	405,000	405,427
0.750%, 12/31/17 to 03/31/18	2,540,000	2,547,173
0.875%, 07/15/18 to 07/31/19	5,155,000	5,181,774
1.000%, 09/30/19	1,395,000	1,405,654
1.375%, 08/31/20	1,145,000	1,166,156
1.500%, 02/28/19 to 01/31/22	7,235,000	7,385,984
1.625%, 07/31/20	1,160,000	1,193,010
1.875%, 11/30/21	2,780,000	2,895,490
2.250%, 11/15/24 to 11/15/25	6,020,000	6,422,822
2.500%, 05/15/24	4,335,000	4,709,401
Total U.S. Treasury Obligations		41,755,983
Total U.S. Government and Agency Obligations (cost $70,932,344)		72,957,013

	Principal Amount	Value
Short-Term Investments - 2.4%
Repurchase Agreements - 1.7%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500% total to be received $1,000,014 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $1,020,000)	1,000,000	1,000,000
Mizuho Securities USA, Inc., dated 06/30/16, due 07/01/16, 0.450% total to be received $1,707 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.000%, 06/01/22 - 11/20/45, totaling $1,741)	1,707	1,707
Nomura Securities International, Inc, dated 06/30/16, due 07/01/16, 0.420% total to be received $1,000,012 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,001,707

	Shares
Other Investment Companies - 0.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	1,226,574	1,226,574
Total Short-Term Investments (cost $4,228,281)		4,228,281
Total Investments - 101.5% (cost $174,765,964)		181,569,721
Other Assets, less Liabilities - (1.5)%		(2,655,729)
Net Assets - 100.0%		$178,913,992

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Chicago Equity Partners Small Cap Value Fund*	Russell 2000® Value Index
Financials	41.7%	41.3%
Industrials	16.0%	12.1%
Information Technology	10.3%	10.1%
Utilities	7.8%	7.8%
Consumer Discretionary	6.5%	10.7%
Energy	5.3%	5.1%
Health Care	4.7%	4.6%
Materials	4.0%	4.5%
Consumer Staples	3.1%	3.0%
Telecommunication Services	0.5%	0.8%
Other Assets and Liabilities	0.1%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
PrivateBancorp, Inc.**	1.9%
First American Financial Corp.	1.9%
Great Western Bancorp, Inc.	1.8%
IDACORP, Inc.**	1.8%
Highwoods Properties, Inc.	1.7%
Mack-Cali Realty Corp.**	1.7%
UMB Financial Corp.	1.5%
McDermott International, Inc.	1.5%
Cathay General Bancorp**	1.5%
Tech Data Corp.	1.5%
Top Ten as a Group	16.8%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 99.9%
Consumer Discretionary - 6.5%
Abercrombie & Fitch Co., Class A	1,310	$23,331
AMC Entertainment Holdings, Inc., Class A	750	20,708
American Eagle Outfitters, Inc.[1]	3,280	52,250
Bassett Furniture Industries, Inc.	150	3,591
Callaway Golf Co.	3,650	37,266
The Cato Corp., Class A	910	34,325
The Children’s Place, Inc.	440	35,279
Columbia Sportswear Co.	140	8,056
Cooper-Standard Holding, Inc.*	360	28,436
Core-Mark Holding Co., Inc.	480	22,493
Cracker Barrel Old Country Store, Inc.[1]	210	36,009
DreamWorks Animation SKG, Inc., Class A*	1,020	41,687
Entercom Communications Corp., Class A	890	12,077
Express, Inc.*	3,680	53,397
Intrawest Resorts Holdings, Inc.*	6,240	80,995
Johnson Outdoors, Inc., Class A	750	19,275
Marriott Vacations Worldwide Corp.	980	67,120
Perry Ellis International, Inc.*	1,500	30,180
Scholastic Corp.	630	24,954
Sonic Automotive, Inc., Class A	4,480	76,653
Tower International, Inc.	2,610	53,714
West Marine, Inc.*	1,090	9,145
Total Consumer Discretionary		770,941
Consumer Staples - 3.1%
Central Garden and Pet Co., Class A*	1,440	31,262
Dean Foods Co.	2,195	39,708
Fresh Del Monte Produce, Inc.	1,865	101,512
Ingles Markets, Inc., Class A	10	373
National Beverage Corp.*	310	19,471
Sanderson Farms, Inc.[1]	250	21,660
Seneca Foods Corp., Class A*	1,380	49,970
SpartanNash Co.	1,270	38,837
Universal Corp.	810	46,769
Weis Markets, Inc.	350	17,692
Total Consumer Staples		367,254
Energy - 5.3%
DHT Holdings, Inc.	5,550	27,916
Jones Energy, Inc., Class A*	6,770	27,892
Matrix Service Co.*	2,740	45,183
McDermott International, Inc.*,1	36,650	181,051
Navios Maritime Acquisition Corp.	19,790	31,070
Nordic American Tankers, Ltd.	1,750	24,308

	Shares	Value
Oasis Petroleum, Inc.*	9,060	$84,620
Parsley Energy, Inc., Class A*	1,910	51,685
Renewable Energy Group, Inc.*	3,420	30,199
RSP Permian, Inc.*	1,870	65,244
Ship Finance International, Ltd.[1]	2,450	36,113
Teekay Tankers, Ltd., Class A	7,820	23,304
Total Energy		628,585
Financials - 41.7%
1st Source Corp.	1,500	48,585
Access National Corp.	980	19,120
Apollo Residential Mortgage, Inc.	3,410	45,694
Armada Hoffler Properties, Inc.	4,520	62,105
Ashford Hospitality Trust, Inc.	14,640	78,617
Banc of California, Inc.	990	17,919
Banco Latinoamericano de Comercio Exterior, S.A., Class E	5,130	135,945
BBCN Bancorp, Inc.	6,585	98,248
Capitol Federal Financial, Inc.	4,050	56,498
Cash America International, Inc.	2,160	92,059
Cathay General Bancorp	6,410	180,762
CenterState Banks, Inc.	7,540	118,755
Central Pacific Financial Corp.	200	4,720
Charter Financial Corp.	1,450	19,256
Chemical Financial Corp.[1]	820	30,578
CommunityOne Bancorp*	700	8,848
CYS Investments, Inc.	6,220	52,061
DCT Industrial Trust, Inc.	2,310	110,972
DiamondRock Hospitality Co.	3,390	30,612
DuPont Fabros Technology, Inc.	870	41,360
Education Realty Trust, Inc.	1,640	75,670
Employers Holdings, Inc.	4,300	124,786
Enova International, Inc.*,1	6,370	46,883
Enterprise Financial Services Corp.	1,180	32,910
EZCORP, Inc., Class A*	8,080	61,085
Farmers Capital Bank Corp.	390	10,666
FCB Financial Holdings, Inc., Class A*	200	6,800
Federal Agricultural Mortgage Corp., Class C	230	8,009
Fidelity & Guaranty Life[1]	1,420	32,916
First American Financial Corp.	5,500	221,210
First Bancorp	560	9,845
First Defiance Financial Corp.	790	30,692
First Financial Bancorp	2,250	43,762
First Industrial Realty Trust, Inc.	330	9,181
First NBC Bank Holding Co.*	1,720	28,879

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 41.7% (continued)
FirstMerit Corp.	2,320	$47,026
Fox Chase Bancorp, Inc.	540	10,984
Franklin Financial Network, Inc.*	960	30,106
Fulton Financial Corp.	12,940	174,690
Gladstone Commercial Corp.	640	10,810
Great Western Bancorp, Inc.	6,740	212,580
Highwoods Properties, Inc.	3,780	199,584
Hudson Pacific Properties, Inc.	990	28,888
Independent Bank Corp.	2,780	40,338
INTL. FCStone, Inc.*,1	2,970	81,051
Invesco Mortgage Capital, Inc.	6,370	87,205
LaSalle Hotel Properties	1,560	36,785
Lexington Realty Trust	6,920	69,961
LTC Properties, Inc.	290	15,002
Mack-Cali Realty Corp.	7,280	196,560
Marlin Business Services Corp.	640	10,432
Medical Properties Trust, Inc.	4,430	67,380
Mercantile Bank Corp.	620	14,793
Meridian Bancorp, Inc.	4,760	70,353
Meta Financial Group, Inc.	410	20,894
National Bankshares, Inc.[1]	340	11,873
New Residential Investment Corp.	1,015	14,048
Old Second Bancorp, Inc.	2,090	14,275
Oritani Financial Corp.	5,310	84,907
Pacific Continental Corp.	1,250	19,638
PennyMac Financial Services, Inc., Class A*	1,690	21,108
Preferred Bank	2,190	63,236
Primerica, Inc.	1,830	104,749
PrivateBancorp, Inc.	5,150	226,754
PS Business Parks, Inc.	265	28,111
QCR Holdings, Inc.	770	20,936
RLI Corp.	370	25,449
The RMR Group, Inc., Class A	1	22
Selective Insurance Group, Inc.	1,030	39,356
ServisFirst Bancshares, Inc.[1]	580	28,646
State Bank Financial Corp.	2,840	57,794
Stifel Financial Corp.*	2,610	82,084
Stock Yards Bancorp, Inc.	800	22,584
STORE Capital Corp.	1,330	39,168
Summit Hotel Properties, Inc.	12,000	158,880
Sunstone Hotel Investors, Inc.	6,079	73,368
Terreno Realty Corp.	1,290	33,372
Towne Bank	100	2,165
TriCo Bancshares	810	22,356

	Shares	Value
Trustmark Corp.	440	$10,934
UMB Financial Corp.	3,430	182,510
Universal Insurance Holdings, Inc.	6,470	120,213
Total Financials		4,929,966
Health Care - 4.7%
Array BioPharma, Inc.*,1	19,540	69,562
CryoLife, Inc.	1,940	22,911
Halyard Health, Inc.*	3,660	119,023
ICU Medical, Inc.*	410	46,228
Immunomedics, Inc.*	3,290	7,633
Innoviva, Inc.	7,460	78,554
Luminex Corp.*	630	12,745
Magellan Health, Inc.*	1,170	76,951
Merrimack Pharmaceuticals, Inc.*	1,360	7,330
Omeros Corp.*,1	3,100	32,612
Owens & Minor, Inc.	600	22,428
Triple-S Management Corp., Class B*	2,410	58,876
Total Health Care		554,853
Industrials - 16.0%
ABM Industries, Inc.	2,865	104,515
Actuant Corp., Class A	730	16,505
Aerojet Rocketdyne Holdings, Inc.*	1,210	22,119
ArcBest Corp.	10	163
Astec Industries, Inc.	1,620	90,963
Atlas Air Worldwide Holdings, Inc.*	1,750	72,485
Brady Corp., Class A	1,270	38,811
Briggs & Stratton Corp.	4,350	92,133
Curtiss-Wright Corp.	970	81,722
Deluxe Corp.	1,720	114,156
DigitalGlobe, Inc.*	2,420	51,764
EMCOR Group, Inc.	1,510	74,383
Ennis, Inc.	3,780	72,500
Global Brass & Copper Holdings, Inc.	1,560	42,572
Insteel Industries, Inc.	3,150	90,058
Kelly Services, Inc., Class A	2,930	55,582
Kennametal, Inc.	2,020	44,662
The KEYW Holding Corp.*	900	8,946
MasTec, Inc.*	1,000	22,320
MRC Global, Inc.*	3,000	42,630
National Presto Industries, Inc.	680	64,158
Powell Industries, Inc.	790	31,079
Quad/Graphics, Inc.	3,740	87,105
SkyWest, Inc.	2,070	54,772
Tetra Tech, Inc.	4,320	132,818
Tutor Perini Corp.*	3,380	79,599

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 16.0% (continued)
Universal Forest Products, Inc.	1,255	$116,326
Vectrus, Inc.*	810	23,077
West Corp.	4,540	89,256
YRC Worldwide, Inc.*	8,630	75,944
Total Industrials		1,893,123
Information Technology - 10.3%
Advanced Energy Industries, Inc.*	1,030	39,099
Advanced Micro Devices, Inc.*	20,740	106,604
Alpha & Omega Semiconductor, Ltd.*	440	6,129
Care.com, Inc.*	2,670	31,186
Cohu, Inc.	4,520	49,042
Comtech Telecommunications Corp.	10	128
Convergys Corp.	1,110	27,750
Datalink Corp.*	3,280	24,600
Fairchild Semiconductor International, Inc.*	1,565	31,065
Finisar Corp.*	580	10,156
ManTech International Corp., Class A	1,540	58,243
Mentor Graphics Corp.	2,070	44,008
Nanometrics, Inc.*	1,650	34,304
NeoPhotonics Corp.*,1	5,060	48,222
NETGEAR, Inc.*	2,980	141,669
Oclaro, Inc.*	700	3,416
PC Connection, Inc.	700	16,660
Plexus Corp.*	1,510	65,232
Progress Software Corp.*	370	10,160
QLogic Corp.*	1,205	17,762
Rovi Corp.*	1,350	21,114
Sanmina Corp.*	1,560	41,824
Sykes Enterprises, Inc.*	2,080	60,237
SYNNEX Corp.	110	10,430
Systemax, Inc.*	100	853
Take-Two Interactive Software, Inc.*	920	34,886
Tech Data Corp.*	2,490	178,906
Vishay Intertechnology, Inc.	8,120	100,607
Zedge, Inc., Class B*	1	5
Total Information Technology		1,214,297
Materials - 4.0%
Commercial Metals Co.	6,375	107,738
Innospec, Inc.	1,750	80,482
Kronos Worldwide, Inc.	4,400	23,100
Olympic Steel, Inc.	2,400	65,544
PH Glatfelter Co.	1,750	34,230
Rayonier Advanced Materials, Inc.	370	5,028

	Shares	Value
Ryerson Holding Corp.*	3,900	$68,250
Stepan Co.	1,475	87,807
Total Materials		472,179
Telecommunication Services - 0.5%
IDT Corp., Class B	2,550	36,184
Shenandoah Telecommunications Co.	430	16,796
Total Telecommunication Services		52,980
Utilities - 7.8%
ALLETE, Inc.	220	14,219
Artesian Resources Corp., Class A	1,210	41,043
Avista Corp.	110	4,928
Chesapeake Utilities Corp.	1,020	67,504
Connecticut Water Service, Inc.	1,390	78,118
IDACORP, Inc.	2,610	212,324
Middlesex Water Co.	1,120	48,586
New Jersey Resources Corp.	500	19,275
Northwest Natural Gas Co.	1,630	105,657
Ormat Technologies, Inc.	2,620	114,651
Piedmont Natural Gas Co., Inc.	390	23,447
SJW Corp.	1,080	42,530
WGL Holdings, Inc.	2,140	151,491
Total Utilities		923,773
Total Common Stocks (cost $11,205,357)		11,807,951

	Principal Amount
Short-Term Investments - 5.2%
Repurchase Agreements - 3.5%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $417,460 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $425,804)	$417,455	417,455

	Shares
Other Investment Companies - 1.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	196,491	196,491
Total Short-Term Investments (cost $613,946)		613,946
Total Investments - 105.1% (cost $11,819,303)		12,421,897
Other Assets, less Liabilities - (5.1)%		(597,173)
Net Assets - 100.0%		$11,824,724

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Managers High Yield Fund*
Industrials	88.5%
Financials	5.4%
Floating Rate Senior Loan Interests	4.4%
Utilities	0.6%
Other Assets and Liabilities	1.1%

*	As a percentage of net assets.

Rating	AMG Managers High Yield Fund***
Baa	4.6%
Ba	32.8%
B	43.5%
Caa & lower	14.3%
N/R	4.8%

***	As a percentage of market value of preferred and fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Sprint Corp., 7.875%, 09/15/23**	1.5%
HCA, Inc., 7.500%, 02/15/22**	1.4
First Data Corp., 5.750%, 01/15/24**	1.4
Sprint Capital Corp., 8.750%, 03/15/32**	1.3
Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20**	1.2
DISH DBS Corp., 5.000%, 03/15/23	1.1
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	1.1
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21**	1.0
MGM Resorts International, 7.750%, 03/15/22	1.0
Neptune Finco Corp., 10.875%, 10/15/25	1.0

Top Ten as a Group	12.0%

**	Top Ten Holdings as of December 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Principal Amount	Value
Corporate Bonds and Notes - 94.1%
Financials - 5.4%
Aircastle, Ltd., Series, 5.000%, 04/01/23	$70,000	$71,309
Ally Financial, Inc.,
4.625%, 05/19/22	80,000	80,800
4.625%, 03/30/25	110,000	108,625
5.125%, 09/30/24[1]	35,000	35,787
5.750%, 11/20/25	40,000	40,250
Bank of America Corp., Series K, 8.000%, 07/29/49[4,5]	165,000	164,175
Chinos Intermediate Holdings A, Inc., (7.750% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[6]	62,550	21,580
CIT Group, Inc., 5.500%, 02/15/19 (a)	50,000	52,437
Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	90,000	88,425
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	100,000	101,938
Corrections Corp. of America, 4.625%, 05/01/23	110,000	111,375
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.450%, 06/15/23 (a)	45,000	46,757
6.020%, 06/15/26 (a)	40,000	41,776
Equinix, Inc.,
5.375%, 01/01/22	25,000	25,938
5.750%, 01/01/25	5,000	5,200
5.875%, 01/15/26	40,000	41,775
International Lease Finance Corp., 5.875%, 04/01/19	85,000	90,844
Newfield Exploration Co., 5.750%, 01/30/22	25,000	25,438
Serta Simmons Bedding LLC, 8.125%, 10/01/20 (a)	130,000	133,575
Total Financials		1,288,004
Industrials - 88.1%
1011778 BC ULC / New Red Finance, Inc., 6.000%, 04/01/22 (a)	45,000	46,786
21st Century Oncology, Inc., 11.000%, 05/01/23 (a)	65,000	55,088
ACCO Brands Corp., 6.750%, 04/30/20[1]	70,000	74,462
The ADT Corp., 3.500%, 07/15/22[1]	95,000	87,519
AECOM,
5.750%, 10/15/22	20,000	20,500
5.875%, 10/15/24	25,000	25,750
Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	125,000	131,906
Air Medical Merger Sub Corp., 6.375%, 05/15/23 (a)	70,000	66,850
Alberta Energy Co., Ltd.,
7.375%, 11/01/31	5,000	5,291
8.125%, 09/15/30	10,000	11,126

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
Alere, Inc.,
6.375%, 07/01/23 (a)	$30,000	$31,425
6.500%, 06/15/20	20,000	20,000
Allegion PLC, 5.875%, 09/15/23	15,000	15,975
Allegion US Holding Co., Inc., 5.750%, 10/01/21	30,000	31,425
Altice Luxembourg, S.A., 7.750%, 05/15/22 (a)	200,000	202,750
AMC Networks, Inc., 5.000%, 04/01/24	80,000	79,490
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21[1]	25,000	26,031
6.625%, 10/15/22[1]	55,000	59,125
Amkor Technology, Inc.,
6.375%, 10/01/22	85,000	82,131
6.625%, 06/01/21[1]	60,000	58,500
Anixter, Inc., 5.500%, 03/01/23	80,000	81,700
Antero Resources Corp.,
5.125%, 12/01/22	20,000	19,300
5.375%, 11/01/21	40,000	39,300
6.000%, 12/01/20	15,000	15,238
Apex Tool Group LLC, 7.000%, 02/01/21 (a)	30,000	26,025
Argos Merger Sub, Inc., 7.125%, 03/15/23 (a)	145,000	149,712
Ashland, Inc., 4.750%, 08/15/22 (b)	95,000	94,881
Aspect Software, Inc., 10.625%, 05/15/17[7,8]	80,000	300
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17[1]	40,000	35,800
Avaya, Inc., 7.000%, 04/01/19 (a)[1]	85,000	61,200
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
5.500%, 04/01/23[1]	100,000	98,875
6.375%, 04/01/24 (a)[1]	30,000	29,850
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	86,062
Berry Plastics Corp., 6.000%, 10/15/22[1]	20,000	20,775
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (a)	80,000	76,200
Boardwalk Pipelines L.P., 5.950%, 06/01/26[1]	15,000	15,785
Bombardier, Inc.,
7.500%, 03/15/25 (a)[1]	105,000	91,350
7.750%, 03/15/20 (a)	25,000	24,687
Boyd Gaming Corp., 6.375%, 04/01/26 (a)	50,000	52,500
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp., 7.875%, 04/15/22[8]	30,000	6,150
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	110,000	111,650
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20[7,8]	125,000	115,625

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
Caesars Entertainment Operating Co., Inc.,
9.000%, 02/15/20[7,8]	$295,000	$273,612
11.250%, 06/01/17[7,8]	115,000	106,662
California Resources Corp., 8.000%, 12/15/22 (a)	62,000	44,097
Carrizo Oil & Gas, Inc., 6.250%, 04/15/23[1]	20,000	19,350
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.125%, 05/01/23 (a)	40,000	40,325
5.375%, 05/01/25 (a)	30,000	30,525
5.500%, 05/01/26 (a)	55,000	55,962
5.750%, 02/15/26 (a)	255,000	263,287
5.875%, 04/01/24 (a)	90,000	93,600
Central Garden & Pet Co., 6.125%, 11/15/23	40,000	41,800
CenturyLink, Inc., Series W, 6.750%, 12/01/23	165,000	162,731
The Chemours Co.,
6.625%, 05/15/23[1]	65,000	55,575
7.000%, 05/15/25[1]	20,000	16,875
Chesapeake Energy Corp.,
3.878%, 04/15/19 (07/15/16)[9]	15,000	11,362
8.000%, 12/15/22 (a)[1]	102,000	86,572
Cinemark USA, Inc., 4.875%, 06/01/23	65,000	64,675
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	16,625
9.000%, 03/15/19 (a)	145,000	87,725
Clean Harbors, Inc.,
5.125%, 06/01/21	25,000	25,703
5.250%, 08/01/20	35,000	35,919
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22	85,000	82,237
Series A, 7.625%, 03/15/20	55,000	50,462
Series B, 6.500%, 11/15/22	225,000	226,125
Series B, 7.625%, 03/15/20	155,000	148,257
CNH Industrial Capital LLC,
4.375%, 11/06/20[1]	65,000	65,812
4.875%, 04/01/21[1]	70,000	71,400
Cogent Communications Group, Inc., 5.375%, 03/01/22 (a)	70,000	70,525
CommScope Technologies Finance LLC, 6.000%, 06/15/25 (a)	75,000	77,250
CommScope, Inc., 5.500%, 06/15/24 (a)	35,000	35,656
Comstock Resources, Inc., 10.000%, 03/15/20 (a)	80,000	64,800
Concho Resources, Inc., 5.500%, 04/01/23[1]	5,000	5,038
Continental Resources, Inc., 5.000%, 09/15/22[1]	75,000	73,688

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.,
6.125%, 03/01/22	$10,000	$9,300
6.250%, 04/01/23 (a)	35,000	32,375
CSI Compressco L.P. / Compressco Finance, Inc., 7.250%, 08/15/22	20,000	16,500
Dana Holding Corp.,
5.500%, 12/15/24[1]	55,000	52,525
6.000%, 09/15/23	95,000	96,900
DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	70,000	69,562
Denbury Resources, Inc.,
4.625%, 07/15/23	55,000	35,750
5.500%, 05/01/22	95,000	64,600
DISH DBS Corp.,
5.000%, 03/15/23	295,000	269,188
5.875%, 07/15/22	125,000	121,875
5.875%, 11/15/24	80,000	74,700
6.750%, 06/01/21	30,000	31,162
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 06/15/21 (a)	155,000	134,850
DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (a)	109,000	115,472
Encana Corp.,
6.625%, 08/15/37	25,000	24,955
7.200%, 11/01/31	15,000	15,405
Energizer Holdings, Inc., 5.500%, 06/15/25 (a)	65,000	64,838
EnLink Midstream Partners L.P., 4.400%, 04/01/24[1]	25,000	23,489
Entegris, Inc., 6.000%, 04/01/22 (a)	90,000	92,475
EP Energy LLC / Everest Acquisition Finance, Inc.,
7.750%, 09/01/22	65,000	39,975
9.375%, 05/01/20	105,000	74,812
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	75,000	54,750
First Data Corp.,
5.375%, 08/15/23 (a)	37,000	37,713
5.750%, 01/15/24 (a)	335,000	334,302
7.000%, 12/01/23 (a)	53,000	53,861
Frontier Communications Corp.,
10.500%, 09/15/22	70,000	74,331
11.000%, 09/15/25	185,000	192,169
Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	40,000	36,500
GCI, Inc., 6.750%, 06/01/21	50,000	50,875
GCP Applied Technologies, Inc., 9.500%, 02/01/23 (a)	35,000	39,200
General Cable Corp., 5.750%, 10/01/22 (b)	85,000	78,625
General Motors Co., 4.875%, 10/02/23	65,000	69,301

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
The Geo Group, Inc.,
5.875%, 01/15/22	$110,000	$112,750
6.000%, 04/15/26	25,000	25,312
The Goodyear Tire & Rubber Co., 5.000%, 05/31/26	20,000	20,425
Gray Television, Inc., 5.875%, 07/15/26 (a)	15,000	15,075
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	120,000	115,500
H&E Equipment Services, Inc., 7.000%, 09/01/22[1]	90,000	93,600
Halcon Resources Corp.,
8.625%, 02/01/20 (a)	20,000	18,962
13.000%, 02/15/22 (a)	106,000	56,710
Hanesbrands, Inc.,
4.625%, 05/15/24 (a)	25,000	25,188
4.875%, 05/15/26 (a)	25,000	25,215
HCA, Inc.,
5.250%, 06/15/26	45,000	46,828
5.375%, 02/01/25	205,000	210,638
5.875%, 02/15/26	140,000	145,600
7.500%, 02/15/22	300,000	341,850
HD Supply, Inc., 5.750%, 04/15/24 (a)	55,000	57,338
HealthSouth Corp.,
5.750%, 11/01/24	30,000	30,270
5.750%, 09/15/25	30,000	29,850
HERC Renaults Inc, 7.750%, 06/01/24	85,000	83,088
The Hertz Corp.,
6.250%, 10/15/22[1]	75,000	77,625
7.375%, 01/15/21[1]	80,000	83,000
Hexion, Inc.,
6.625%, 04/15/20	210,000	176,673
8.875%, 02/01/18	80,000	69,800
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	55,000	57,131
The Hillman Group, Inc., 6.375%, 07/15/22 (a)	70,000	62,650
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (a)	35,000	35,962
HRG Group, Inc., 7.750%, 01/15/22[1]	15,000	14,991
Huntsman International LLC,
4.875%, 11/15/20[1]	20,000	20,200
5.125%, 11/15/22[1]	90,000	89,550
iHeartCommunications, Inc., 9.000%, 03/01/21	105,000	74,419
INEOS Group Holdings, S.A., 5.875%, 02/15/19 (a)[1]	200,000	200,500
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (a)	60,000	52,650

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
Huntsman International LLC,
Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875% PIK), 7.125%, 05/01/21 (a)[6]	$115,000	$102,350
Infor US, Inc., 6.500%, 05/15/22	145,000	137,660
Informatica LLC, 7.125%, 07/15/23 (a)[1]	90,000	85,725
Intelsat Jackson Holdings S.A.,
5.500%, 08/01/23	110,000	70,400
6.625%, 12/15/22	55,000	37,400
7.250%, 04/01/19	40,000	29,400
7.250%, 10/15/20	315,000	226,012
7.500%, 04/01/21	35,000	24,325
Intelsat Luxembourg, S.A., 7.750%, 06/01/21	65,000	16,250
International Game Technology PLC, 6.500%, 02/15/25 (a)	200,000	202,500
Interval Acquisition Corp., 5.625%, 04/15/23	65,000	65,488
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	105,000	108,412
10.000%, 08/15/18 (b)	35,000	35,028
inVentiv Health, Inc., (10.000% Cash or 12.000% PIK), 10.000%, 08/15/18 (a)[6]	53,595	55,203
J.C. Penney Corp., Inc., 6.375%, 10/15/36	90,000	68,598
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (b)	120,000	77,700
James Hardie International Finance, Ltd., 5.875%, 02/15/23 (a)	20,000	20,550
JCH Parent, Inc., (10.500% Cash or 11.250% PIK), 10.500%, 03/15/19 (a)[6]	46,507	14,882
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.000%, 06/01/24 (a)	20,000	20,400
5.250%, 06/01/26 (a)	20,000	20,550
Kindred Healthcare, Inc., 8.750%, 01/15/23	95,000	94,110
Kinetic Concepts, Inc. / KCI USA, Inc.,
7.875%, 02/15/21 (a)	30,000	31,969
10.500%, 11/01/18 (b)	150,000	150,000
KLX, Inc., 5.875%, 12/01/22 (a)	90,000	88,650
Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19[1]	74,000	60,125
L Brands, Inc., 6.750%, 07/01/36	45,000	45,197
Level 3 Communications, Inc., 5.750%, 12/01/22	60,000	60,900
Level 3 Financing, Inc., 5.375%, 05/01/25	45,000	44,831
LSB Industries, Inc., 7.750%, 08/01/19	104,000	104,000
LTF Merger Sub, Inc., 8.500%, 06/15/23 (a)	90,000	85,500
Magnachip Semiconductor Corp., 6.625%, 07/15/21 (b)	95,000	74,575
Mallinckrodt International Finance, S.A. / Mallinckrodt CB LLC,
5.625%, 10/15/23 (a)[1]	30,000	28,088
4.875%, 04/15/20 (a)	25,000	24,250
5.500%, 04/15/25 (a)	35,000	31,399

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
MEG Energy Corp.,
6.375%, 01/30/23 (a)	$25,000	$18,625
7.000%, 03/31/24 (a)	110,000	85,250
MGM Growth Properties Operating Partnership L.P. / MGP Escrow Co-Issuer, Inc., 5.625%, 05/01/24 (a)	10,000	10,600
MGM Resorts International,
6.000%, 03/15/23[1]	160,000	169,200
7.750%, 03/15/22	210,000	238,088
Micron Technology, Inc.,
5.500%, 02/01/25	55,000	47,025
5.250%, 01/15/24 (a)	95,000	80,988
7.500%, 09/15/23 (a)	30,000	31,950
Microsemi Corp., 9.125%, 04/15/23 (a)	75,000	82,875
Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23 (a)	70,000	72,100
MPLX L.P.,
4.875%, 06/01/25 (a)	115,000	112,592
5.500%, 02/15/23 (a)	35,000	35,592
Neiman Marcus Group, Ltd. LLC, 8.000%, 10/15/21 (a)[1]	40,000	32,800
Neiman Marcus Group, Ltd. LLC (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[1,6]	80,000	61,200
Neptune Finco Corp., 10.875%, 10/15/25 (a)	200,000	229,124
Nexstar Broadcasting, Inc., 6.875%, 11/15/20[1]	120,000	125,850
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	65,000	66,544
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19[8]	35,000	481
Oasis Petroleum, Inc.,
6.500%, 11/01/21[1]	15,000	13,762
6.875%, 03/15/22[1]	85,000	78,944
6.875%, 01/15/23	25,000	22,875
Omega US Sub LLC, 8.750%, 07/15/23 (a)	75,000	73,875
Oshkosh Corp.,
5.375%, 03/01/22	45,000	46,575
5.375%, 03/01/25	20,000	20,650
Plantronics, Inc., 5.500%, 05/31/23 (a)	45,000	44,550
Post Holdings, Inc.,
6.000%, 12/15/22 (a)	40,000	41,150
7.375%, 02/15/22	90,000	94,950
7.750%, 03/15/24 (a)	75,000	82,781
Quebecor Media, Inc., 5.750%, 01/15/23	155,000	158,100
Quebecor World, Escrow, 6.500%, 08/01/27*,7	165,000	16
Qwest Capital Funding, Inc., 7.750%, 02/15/31	65,000	55,640
Radio Systems Corp., 8.375%, 11/01/19 (a)	105,000	109,462
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	26,100

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
Regal Entertainment Group,
5.750%, 03/15/22	$30,000	$30,825
5.750%, 06/15/23	10,000	10,125
Regency Energy Partners, L.P. / Regency Energy Finance Corp.,
5.000%, 10/01/22	35,000	35,960
5.500%, 04/15/23	45,000	45,443
5.875%, 03/01/22	20,000	21,418
Reichhold Holdings International B.V.,
0.120%, 03/13/17[7]	54,531	54,531
0.150%, 03/13/17[7]	85,105	85,105
Reichhold LLC, 0.012%, 03/13/17[7]	35,000	35,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	95,000	98,325
7.000%, 07/15/24 (a)	20,000	20,628
Rite Aid Corp., 6.125%, 04/01/23 (a)	110,000	117,838
Riverbed Technology Inc., 8.875%, 03/01/23 (a)	100,000	104,000
RSI Home Products, Inc., 6.500%, 03/15/23 (a)	105,000	108,412
RSP Permian, Inc., 6.625%, 10/01/22	15,000	15,525
Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	100,000	99,750
Sabre GLBL, Inc.,
5.250%, 11/15/23 (a)	35,000	35,788
5.375%, 04/15/23 (a)	70,000	71,925
Sanchez Energy Corp., 6.125%, 01/15/23	65,000	50,538
The Scotts Miracle-Gro Co., 6.000%, 10/15/23 (a)	40,000	42,300
Sensata Technologies BV,
4.875%, 10/15/23 (a)	110,000	110,412
5.000%, 10/01/25 (a)	5,000	5,047
Service Corp. International, 7.500%, 04/01/27	115,000	133,975
Sinclair Television Group, Inc., 6.125%, 10/01/22	105,000	108,938
Sirius XM Radio, Inc.,
5.375%, 04/15/25 (a)	130,000	129,756
5.750%, 08/01/21 (a)[1]	20,000	20,825
6.000%, 07/15/24 (a)	55,000	56,994
Six Flags Entertainment Corp., 4.875%, 07/31/24 (a)	20,000	19,800
SM Energy Co.,
5.625%, 06/01/25	30,000	25,950
6.125%, 11/15/22[1]	10,000	9,238
6.500%, 01/01/23	10,000	9,350
Sprint Capital Corp.,
6.875%, 11/15/28	15,000	11,850

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
Sprint Capital Corp.,
8.750%, 03/15/32	$360,000	$309,600
Sprint Corp.,
7.625%, 02/15/25	200,000	159,250
7.875%, 09/15/23	435,000	357,788
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.,
4.125%, 11/15/19	20,000	19,900
6.750%, 03/15/24 (a)	55,000	56,650
TEGNA, Inc.,
4.875%, 09/15/21 (a)	15,000	15,412
5.500%, 09/15/24 (a)	45,000	46,519
Tempur Sealy International, Inc., 5.625%, 10/15/23	30,000	31,050
Tenet Healthcare Corp.,
6.750%, 06/15/23	180,000	173,025
8.125%, 04/01/22	220,000	226,556
Tenneco, Inc., 5.000%, 07/15/26	30,000	30,506
Terex Corp.,
6.000%, 05/15/21	135,000	135,844
6.500%, 04/01/20	60,000	60,825
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20	58,000	59,885
6.125%, 10/15/21	25,000	26,000
6.250%, 10/15/22	20,000	20,950
6.375%, 05/01/24	20,000	21,050
Time, Inc., 5.750%, 04/15/22 (a)	80,000	75,500
T-Mobile USA, Inc.,
6.500%, 01/15/26	65,000	68,819
6.731%, 04/28/22	175,000	184,678
TransDigm, Inc., 6.500%, 05/15/25	80,000	80,500
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	45,000	40,275
Triumph Group, Inc., 4.875%, 04/01/21	80,000	75,600
UCI International LLC, 8.625%, 02/15/19[7,8]	115,000	25,875
United Rentals North America, Inc.,
5.875%, 09/15/26	30,000	29,925
6.125%, 06/15/23[1]	40,000	41,850
United States Cellular Corp., 6.700%, 12/15/33	50,000	46,219
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/23 (a)[1]	210,000	170,625
6.125%, 04/15/25 (a)[1]	135,000	108,675
7.250%, 07/15/22 (a)	130,000	112,151

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 88.1% (continued)
Valeant Pharmaceuticals International, Inc.,
7.500%, 07/15/21 (a)	$280,000	$248,325
Vista Outdoor, Inc., 5.875%, 10/01/23 (a)	55,000	57,475
Western Digital Corp.,
7.375%, 04/01/23 (a)	65,000	69,388
10.500%, 04/01/24 (a)	145,000	155,512
Whiting Petroleum Corp., 6.250%, 04/01/23	5,000	4,500
Williams Partners, L.P. / ACMP Finance Corp., 6.125%, 07/15/22	60,000	61,603
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)	200,000	191,500
Windstream Services LLC,
6.375%, 08/01/23[1]	30,000	25,350
7.500%, 06/01/22[1]	60,000	54,300
7.500%, 04/01/23[1]	15,000	13,462
7.750%, 10/01/21[1]	170,000	161,075
WMG Acquisition Corp.,
5.625%, 04/15/22 (a)	20,000	20,525
6.000%, 01/15/21 (a)	56,000	57,960
WPX Energy, Inc.,
5.250%, 09/15/24[1]	25,000	22,125
8.250%, 08/01/23	50,000	50,375
WR Grace & Co., 5.625%, 10/01/24 (a)	10,000	10,288
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)[1]	150,000	145,688
XPO Logistics, Inc., 6.500%, 06/15/22 (a)[1]	80,000	76,700
Zayo Group LLC / Zayo Capital, Inc.,
6.000%, 04/01/23	50,000	51,000
6.375%, 05/15/25	60,000	61,425
Zebra Technologies Corp., 7.250%, 10/15/22[1]	140,000	149,100
ZF North America Capital, Inc., 4.750%, 04/29/25 (a)	175,000	177,952
Total Industrials		20,956,454
Utilities - 0.6%
AES Corp, 6.000%, 05/15/26	15,000	15,337
Dynegy, Inc., 7.375%, 11/01/22	80,000	77,600
NRG Energy, Inc.,
6.250%, 07/15/22	40,000	39,000
7.875%, 05/15/21	16,000	16,640
Total Utilities		148,577
Total Corporate Bonds and Notes (cost $23,742,645)		22,393,035

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Floating Rate Senior Loan Interests - 4.4%[9]
21st Century Oncology Holdings, Inc., 1st Lien Senior Secured Term Loan B, 7.000%, 04/30/22 (09/30/16)	$99,000	$90,338
Bway Intermediate Company, Inc., Initial Term Loan,
5.500%, 08/14/20 (08/22/16)	58,697	58,514
5.500%, 08/14/20 (09/06/16)	2,501	2,494
7.000%, 08/14/20 (09/30/16)	799	797
CD&R Millennium Holdco. 6 S.A.R.L. (Mauser Holdings), Initial Term Loan (Second Lien), 8.750%, 07/31/22 (07/29/16)	70,000	65,625
Clear Channel Communications, Inc., Term Loan D, 7.210%, 01/30/19 (07/29/16)	34,927	25,671
Evergreen Skills LUX S.A R.L., Initial Term Loan (First Lien), 5.750%, 04/28/21 (07/29/16)	98,250	78,600
Evergreen Skills LUX S.A R.L., Initial Term Loan (Second Lien), 9.250%, 04/28/22 (07/29/16)	100,000	47,500
Hercules Achievement, Inc. (Varsity Brands), Initial Term Loan (First Lien),
5.000%, 12/10/21 (09/12/16)	93,001	92,862
5.000%, 12/10/21 (09/30/16)	574	573
The Hillman Group, Inc., Initial Term Loan, 4.500%, 06/30/21 (09/30/16)	98,000	96,775
Neiman Marcus Group, Inc., Other Term Loan,
4.250%, 10/25/20 (07/29/16)	260	234
4.250%, 10/25/20 (09/06/16)	101,276	91,227
Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan, 4.750%, 06/30/21 (07/01/16)	98,250	93,010
Riverbed Technology Inc., 1st Lien Term Loan, 5.000%, (09/30/16)	78,036	78,182
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19 (07/29/16)	96,632	93,733
Vertaforce, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (07/31/16)	45,000	45,155
Wilton Brands LLC (FKA Wilton Brands Inc.), 8.500%, 08/30/18 (08/31/16)	116,176	95,845
Total Floating Rate Senior Loan Interests (cost $1,183,776)		1,057,135

	Shares
Common Stocks - 0.4%
Industrials - 0.4%
Reichhold Cayman Equity (Industrials)[7] (cost $58,016)	148	85,396

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 11.4%
Repurchase Agreements - 10.5%[2]
Cantor Fitzgerald Securities, dated 06/30/16, due 07/01/16, 0.470%, total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66,totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500%, total to be received $1,000,014 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International Inc, dated 06/30/16, due 07/01/16, 0.420%, total to be received $499,699 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $509,687)	499,693	499,693
Total Repurchase Agreements		2,499,693

	Shares
Other Investment Companies - 0.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	208,453	208,453
Total Short-Term Investments (cost $2,708,146)		2,708,146
Total Investments - 110.3% (cost $27,692,583)		26,243,712
Other Assets, less Liabilities - (10.3)%		(2,453,926)
Net Assets - 100.0%		$23,789,786

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Category	AMG Managers Intermediate Duration Government Fund*
U.S. Government and Agency Obligations	102.0%
Asset-Backed Securities	5.5%
Mortgage-Backed Securities	5.3%
TBA Forward Sale Commitments	(2.5)%
Other Assets and Liabilities	(10.3)%

*	As a percentage of net assets.

Rating	AMG Managers Intermediate Duration Government Fund***
U.S. Government and Agency Obligations	90.4%
Aaa	9.3%
Aa	0.0%#
Baa	0.1%
Ba & lower	0.2%

***	As a percentage of market value of fixed-income securities.
#	Less than 0.05%.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FHLMC Gold Pool, 4.000%, TBA 30 years	11.5%
FNMA, 3.500%, TBA 30 years	7.5
FNMA, 4.000%, TBA 30 years	6.5
FNMA, 3.500%, TBA 30 years	6.2
FHLMC Gold Pool, 3.500%, TBA 30 years	5.0
FNMA, 4.500%, TBA 30 years	3.7
GNMA, 3.000%, TBA 30 years	1.6
Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32**	1.5
American Residential Properties Trust, Series 2014-SFR1, Class A, 1.546%, 09/17/31	1.3
GNMA, 3.500%, 11/20/45	1.2

Top Ten as a Group	46.0%

**	Top Ten Holdings as of December 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Principal Amount	Value
Asset-Backed Securities - 5.5%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.446%, 06/17/31 (07/17/16) (a)[9,10]	$1,205,370	$1,190,969
American Residential Properties Trust, Series 2014-SFR1, Class A, 1.546%, 09/17/31 (07/17/16) (a)[9,10]	2,653,189	2,617,220
Colony American Homes, Series 2014-2A, Class A, 1.401%, 07/17/31 (07/17/16) (a)[9]	1,795,705	1,768,805
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.596%, 12/17/30 (07/17/16) (a)[9,10]	1,975,286	1,966,686
Series 2014-SFR1, Class A, 1.446%, 06/17/31 (07/17/16) (a)[9]	97,724	96,214
Series 2015-SFR1, Class A, 1.896%, 03/17/32 (07/17/16) (a)[9]	322,488	322,722
Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (a)[10]	2,985,957	3,028,528
SWAY Residential Trust, Series 2014-1, Class A, 1.746%, 01/17/32 (07/17/16) (a)[9]	326,942	325,013
Total Asset-Backed Securities (cost $11,230,556)		11,316,157
Mortgage-Backed Securities - 5.3%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 2.854%, 11/25/35 (08/25/16)[9]	69,178	58,819
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.978%, 04/25/44 (08/25/16)[9]	109,828	101,516
Series 2005-1, Class 5A1, 2.958%, 06/25/45 (08/25/16)[9]	27,853	27,251
Bank of America Funding Trust, Series 2004-B, Class 1A2, 2.907%, 12/20/34 (05/20/16)[4]	85,775	78,683
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A, 5.189%, 12/11/38	610,777	614,564
Series 2006-T24, Class A4, 5.537%, 10/12/41	956,580	959,444
Series 2007-PW16, Class A4, 5.910%, 06/11/40[4,10]	1,705,769	1,742,440
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	790,199	792,506
COMM 2006-C8 Mortgage Trust, Series 2006-C8, Class A4, 5.306%, 12/10/46	1,260,484	1,266,358
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.803%, 03/25/35 (07/25/16) (a)[1,7,9]	163,436	137,876
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.430%, 05/25/34 (08/25/16)[9]	34,350	32,855
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.550%, 11/19/34 (08/19/16)[4]	60,542	53,872
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	436,474	437,612
Series 2007-T27, Class A4, 5.820%, 06/11/42[4]	1,852,415	1,914,316
Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.873%, 11/25/34 (07/25/16) (a)[1,7,9]	98,492	82,933
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.803%, 03/25/35 (07/25/16) (a)[1,7,9]	185,699	151,708
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	2,247,451	2,257,081
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	163,882	169,116
Total Mortgage-Backed Securities (cost $11,110,611)		10,878,950
U.S. Government and Agency Obligations - 102.0%
Federal Home Loan Mortgage Corporation - 29.8%
FHLMC,
2.591%, 11/01/33 (09/15/2016)[9,10]	740,552	789,882
3.076%, 02/01/37 (09/15/2016)[9]	59,446	63,712

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 29.8% (continued)
FHLMC Gold Pool,
3.000%, 06/01/45	$1,711,877	$1,787,995
3.500%, 04/01/32 to 05/01/43[10]	7,023,497	7,454,715
3.500%, TBA 30 years[11,12]	9,700,000	10,213,799
4.000%, 09/01/31 to 07/01/44[10]	5,355,141	5,753,981
4.000%, TBA 30 years[11,12]	22,000,000	23,526,250
4.500%, 02/01/20 to 09/01/41[10]	2,600,761	2,832,373
5.000%, 05/01/18 to 06/01/41[10]	3,091,495	3,425,125
5.500%, 11/01/17 to 01/01/40[10]	2,840,737	3,181,316
6.000%, 09/01/17 to 01/01/24[10]	702,197	762,358
7.000%, 07/01/19	75,791	79,271
7.500%, 07/01/34[10]	756,335	937,760
Total Federal Home Loan Mortgage Corporation		60,808,537
Federal National Mortgage Association - 47.1%
FNMA,
2.340%, 06/01/34 (08/25/2016)[9,10]	575,781	597,951
2.500%, 02/01/43	766,396	775,947
2.603%, 08/01/34 (08/25/2016)[9]	259,625	274,974
3.000%, 03/01/43 to 04/01/45[10]	3,194,817	3,324,914
3.000%, TBA 30 years[11,12]	2,000,000	2,075,546
3.500%, 05/01/42 to 11/01/45[10]	13,119,162	13,917,188
3.500%, TBA 30 years[11,12]	12,100,000	12,752,265
3.500%, TBA 30 years[11,12]	14,510,000	15,310,316
4.000%, 01/01/26 to 11/01/45[10]	10,427,151	11,214,868
4.000%, TBA 30 years[11,12]	12,300,000	13,176,022
4.500%, 11/01/26 to 05/01/46[10,11]	7,077,698	7,760,289
4.500%, TBA 30 years[12]	400,000	436,623
4.500%, TBA 30 years[11,12]	7,000,000	7,636,524
4.750%, 07/01/34 to 09/01/34	273,685	304,683
5.000%, 06/01/18 to 11/01/39	229,944	251,852
5.500%, 03/01/17 to 08/01/41[10]	3,144,287	3,542,676
6.000%, 08/01/17 to 06/01/39[10]	1,269,082	1,410,710
6.500%, 07/01/32	62,714	64,253
7.000%, 11/01/22[10]	378,578	412,287
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[10]	513,250	566,738
Series 2005-13, Class AF, 0.853%, 03/25/35 (07/25/2016)[9,10]	264,296	264,044
FNMA REMICS Whole Loan, Series 2003-W4, Class 4A, 6.922%, 10/25/42[4]	63,576	74,700
Total Federal National Mortgage Association		96,145,370

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 24.2%
GNMA,
3.000%, 11/15/42 to 06/20/45	$3,992,879	$4,187,723
3.000%, TBA 30 years[11,12]	3,200,000	3,345,812
3.500%, 08/15/43 to 11/20/45[10]	9,458,705	10,088,478
4.000%, 06/20/43 to 03/20/46[10]	11,391,953	12,318,950
4.000%, TBA 30 years[11,12]	1,872,864	2,021,231
4.000%, TBA 30 years[11,12]	1,300,000	1,396,688
4.000%, TBA 30 years[11,12]	2,100,000	2,244,703
4.500%, 05/15/39 to 02/15/46[10]	5,971,135	6,620,617
5.000%, 12/15/35 to 12/15/45[10]	5,053,157	5,684,534
5.500%, 10/15/39 to 11/15/39[10]	1,224,541	1,390,196
7.500%, 09/15/28 to 11/15/31	21,095	22,071
Total Government National Mortgage Association		49,321,003
Interest Only Strips - 0.9%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[1,7]	1,226	254
Series 233, Class 5, 4.500%, 09/15/35	79,790	11,809
FHLMC REMICS,
Series 2380, Class SI, 7.458%, 06/15/31 (07/15/2016)[1,7,9]	10,477	2,434
Series 2922, Class SE, 6.308%, 02/15/35 (07/15/2016)[9]	103,074	22,842
Series 2934, Class HI, 5.000%, 02/15/20	36,242	2,317
Series 2934, Class KI, 5.000%, 02/15/20	27,245	1,427
Series 2965, Class SA, 5.608%, 05/15/32 (07/15/2016)[9]	206,892	35,189
Series 2967, Class JI, 5.000%, 04/15/20	69,547	4,573
Series 2980, Class SL, 6.258%, 11/15/34 (07/15/2016)[9]	138,444	37,947
Series 3031, Class BI, 6.248%, 08/15/35 (07/15/2016)[9]	292,352	69,278
Series 3065, Class DI, 6.178%, 04/15/35 (07/15/2016)[9]	253,510	51,614
Series 3114, Class GI, 6.158%, 02/15/36 (07/15/2016)[9]	209,878	55,399
Series 3308, Class S, 6.758%, 03/15/32 (07/15/2016)[9]	198,359	43,425
Series 3424, Class XI, 6.128%, 05/15/36 (07/15/2016)[9]	223,917	46,741
Series 3489, Class SD, 7.358%, 06/15/32 (07/15/2016)[9]	115,522	27,594
Series 3606, Class SN, 5.808%, 12/15/39 (07/15/2016)[9]	276,420	50,335
Series 3685, Class EI, 5.000%, 03/15/19	144,539	3,893
Series 3731, Class IO, 5.000%, 07/15/19	70,751	2,455
Series 3882, Class AI, 5.000%, 06/15/26	134,319	7,039
FNMA,
Series 215, Class 2, 7.000%, 04/25/23[1,7]	63,231	10,337
Series 222, Class 2, 7.000%, 06/25/23[1,7]	6,313	1,057
Series 343, Class 21, 4.000%, 09/25/18	44,239	1,283
Series 343, Class 22, 4.000%, 11/25/18	24,210	702

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

,	Principal Amount	Value
Interest Only Strips - 0.9% (continued)
FNMA,
Series 351, Class 3, 5.000%, 04/25/34	$64,863	$11,075
Series 351, Class 4, 5.000%, 04/25/34	37,927	6,665
Series 351, Class 5, 5.000%, 04/25/34	31,902	5,607
Series 365, Class 4, 5.000%, 04/25/36	83,513	14,679
FNMA REMICS,
Series 2004-49, Class SQ, 6.597%, 07/25/34 (07/25/2016)[9]	87,999	18,334
Series 2004-51, Class SX, 6.667%, 07/25/34 (07/25/2016)[9]	115,623	24,580
Series 2004-64, Class SW, 6.597%, 08/25/34 (07/25/2016)[9]	355,248	77,095
Series 2005-12, Class SC, 6.297%, 03/25/35 (07/25/2016)[9]	157,837	32,098
Series 2005-45, Class SR, 6.267%, 06/25/35 (07/25/2016)[9]	282,167	58,940
Series 2005-65, Class KI, 6.547%, 08/25/35 (07/25/2016)[9,10]	649,717	141,463
Series 2005-89, Class S, 6.247%, 10/25/35 (07/25/2016)[9]	648,895	130,909
Series 2006-3, Class SA, 5.697%, 03/25/36 (07/25/2016)[9]	135,715	25,661
Series 2007-75, Class JI, 6.092%, 08/25/37 (07/25/2016)[9]	133,504	26,602
Series 2008-86, Class IO, 4.500%, 03/25/23	138,828	4,731
Series 2009-31, Class PI, 5.000%, 11/25/38	865,076	131,781
Series 2010-37, Class GI, 5.000%, 04/25/25	127,692	3,591
Series 2010-65, Class IO, 5.000%, 09/25/20	260,186	13,097
Series 2010-121, Class IO, 5.000%, 10/25/25	88,556	3,954
Series 2011-69, Class AI, 5.000%, 05/25/18	172,235	4,842
Series 2011-88, Class WI, 3.500%, 09/25/26	309,826	30,853
Series 2011-124, Class IC, 3.500%, 09/25/21	259,517	12,638
Series 2012-126, Class SJ, 4.547%, 11/25/42 (07/25/2016)[9]	672,036	114,155
GNMA,
Series 2011-32, Class KS, 11.215%, 06/16/34 (07/16/2016)[9]	225,149	30,441
Series 2011-94, Class IS, 6.258%, 06/16/36 (07/16/2016)[9]	220,299	29,499
Series 2011-157, Class SG, 6.152%, 12/20/41 (07/20/2016)[9]	891,233	192,848
Series 2011-167, Class IO, 5.000%, 12/16/20	175,551	7,522
Series 2012-34, Class KS, 5.608%, 03/16/42 (07/16/2016)[9]	401,344	94,883
Series 2012-69, Class QI, 4.000%, 03/16/41	271,151	40,535
Series 2012-103, Class IB, 3.500%, 04/20/40	232,425	26,878
Series 2014-173, Class AI, 4.000%, 11/20/38	346,243	22,549
Total Interest Only Strips		1,828,449
Total U.S. Government and Agency Obligations (cost $203,873,562)		208,103,359

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

,	Principal Amount	Value
Short-Term Investments - 30.8%
U.S. Treasury Bills - 0.1%
U. S. Treasury Bills, 0.42%, 03/02/17[13,14]	$110,000	$109,712

	Shares
Other Investment Companies - 30.7%[3]
Dreyfus Government Cash Management Fund, 0.25%[10]	17,000,000	17,000,000
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%[10]	16,620,202	16,620,202
JP Morgan US Government Money Market Fund, 0.30%	9,009,847	9,009,847
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.37%	10,049,161	10,049,161
JPMorgan Prime Money Market Fund, Capital Shares, 0.41%	10,024,730	10,024,730
Total Other Investment Companies		62,703,940
Total Short-Term Investments (cost $62,813,609)		62,813,652
Total Investments - 143.6% (cost $289,028,338)		293,112,118
Other Assets, less Liabilities - (43.6)%		(89,015,833)
Net Assets - 100.0%		$204,096,285

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Category	AMG Managers Short Duration Government Fund*
U.S. Government and Agency Obligations	84.0%
Asset-Backed Securities	10.2%
Mortgage-Backed Securities	2.0%
TBA Forward Sale Commitments	(1.2)%
Other Assets and Liabilities	5.0%

*	As a percentage of net assets.

Rating	AMG Managers Short Duration Government Fund***
U.S. Government and Agency Obligations	87.3%
Aaa	12.7%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 3.500%, 11/01/30**	4.3%
GNMA, 6.000%, 01/15/36**	3.4
FNMA, 3.000%, TBA 15 years	2.5
FNMA, 5.500%, 05/01/34	2.5
American Residential Properties Trust, Series 2014-SFR1, Class
A, 1.546%, 09/17/31	2.5
FNMA, 4.500%, 04/01/35	2.4
FNMA, 4.000%, 02/01/41	2.4
FNMA, 2.811%, 04/01/37	2.3
FHLMC Gold Pool, 4.500%, 03/01/42	2.1
FNMA, 5.500%, 08/01/41	1.9

Top Ten as a Group	26.3%

**	Top Ten Holdings as of December 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

38

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Principal Amount	Value
Asset-Backed Securities - 10.2%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.446%, 06/17/31 (07/17/16) (a)[9]	$1,755,019	$1,734,051
American Residential Properties Trust, Series 2014-SFR1, Class A, 1.546%, 09/17/31 (07/17/16) (a)[9]	5,950,938	5,870,262
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class D, 3.030%, 07/09/18	1,000,000	1,004,291
Colony American Homes, Series 2014-2A, Class A, 1.401%, 07/17/31 (07/17/16) (a)[9]	1,713,279	1,687,614
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.596%, 12/17/30 (07/17/16) (a)[9]	998,580	994,232
Series 2014-SFR1, Class A, 1.446%, 06/17/31 (07/17/16) (a)[9]	977,239	962,136
Santander Drive Auto Receivables Trust,
Series 2012-2, Class D, 3.870%, 02/15/18	637,093	638,944
Series 2012-3, Class D, 3.640%, 05/15/18	3,552,151	3,577,859
Series 2012-4, Class C, 2.940%, 12/15/17	262,417	262,529
Series 2012-4, Class D, 3.500%, 06/15/18	3,790,000	3,826,438
Series 2012-6, Class D, 2.520%, 09/17/18	3,680,000	3,697,132
Total Asset-Backed Securities (cost $24,213,465)		24,255,488
Mortgage-Backed Securities - 2.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189%, 12/11/38	1,557,480	1,567,135
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.720%, 11/15/26[4]	79,250	79,287
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,095,889	1,098,748
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	1,908,175	1,916,352
Total Mortgage-Backed Securities (cost $4,764,740)		4,661,522
U.S. Government and Agency Obligations - 84.0%
Federal Home Loan Mortgage Corporation - 20.1%
FHLMC,
2.372%, 11/01/33 (09/15/16)[9]	824,121	865,502
2.469%, 10/01/33 (09/15/16)[9]	965,606	1,021,410
2.482%, 10/01/33 (09/15/16)[9]	1,484,352	1,565,743
2.552%, 05/01/34 (09/15/16)[9]	1,669,641	1,763,058
2.567%, 11/01/33 (09/15/16)[9]	875,877	931,461
2.600%, 12/01/33 (09/15/16)[9]	1,282,137	1,355,454
2.646%, 10/01/28 (09/15/16)[9]	26,961	28,509
2.788%, 04/01/34 (09/15/16)[9]	531,694	562,172
2.793%, 09/01/33 (09/15/16)[9]	1,627,281	1,716,551
2.886%, 03/01/34 (09/15/16)[9]	2,298,954	2,440,238
2.892%, 02/01/23 (09/15/16)[9]	146,103	153,944
3.006%, 06/01/35 (09/15/16)[9]	566,364	601,963
3.076%, 02/01/37 (09/15/16)[9]	709,955	760,902
3.178%, 05/01/35 (09/15/16)[9]	953,055	1,020,321
FHLMC Gold Pool,
3.000%, 04/01/31	2,915,952	3,071,168

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 20.1% (continued)
FHLMC Gold Pool,
4.500%, 05/01/19 to 03/01/42	$10,909,572	$11,866,931
5.000%, 10/01/18 to 08/01/20	1,427,284	1,477,154
5.500%, 08/01/24 to 08/01/40	7,737,813	8,727,564
6.000%, 02/01/22 to 01/01/24	3,547,872	3,862,960
6.500%, 03/01/18 to 10/01/23	228,646	244,551
7.000%, 06/01/17 to 07/01/19	82,223	85,302
7.500%, 04/01/29 to 03/01/33	259,027	312,523
FHLMC REMICS,
Series 2427, Class LW, 6.000%, 03/15/17	83,467	84,802
Series 2627, Class BM, 4.500%, 06/15/18	66,326	67,964
Series 2631, Class PD, 4.500%, 06/15/18	22,204	22,803
Series 2668, Class AZ, 4.000%, 09/15/18	381,866	390,098
Series 2682, Class LC, 4.500%, 07/15/32	198,460	199,732
Series 2683, Class JB, 4.000%, 09/15/18	241,044	245,942
Series 2684, Class PE, 5.000%, 01/15/33	13,405	13,421
Series 2786, Class BC, 4.000%, 04/15/19	92,072	94,845
Series 2809, Class UC, 4.000%, 06/15/19	97,413	100,000
Series 2877, Class PA, 5.500%, 07/15/33	85,405	88,009
Series 2935, Class LM, 4.500%, 02/15/35	256,171	260,931
Series 3033, Class CI, 5.500%, 01/15/35	151,925	156,394
Series 3535, Class CA, 4.000%, 05/15/24	77,678	79,410
Series 3609, Class LA, 4.000%, 12/15/24	296,729	305,419
Series 3632, Class AG, 4.000%, 06/15/38	210,888	218,362
Series 3653, Class JK, 5.000%, 11/15/38	202,322	215,143
Series 3756, Class DA, 1.200%, 11/15/18	311,728	312,289
Series 3798, Class BD, 2.500%, 06/15/24	317,940	318,759
Series 3818, Class UA, 1.350%, 02/15/17	56,286	56,317
Series 3827, Class CA, 1.500%, 04/15/17	38,780	38,777
Series 3846, Class CK, 1.500%, 09/15/20	66,517	66,636
Total Federal Home Loan Mortgage Corporation		47,771,434
Federal National Mortgage Association - 53.7%
FNMA,
2.175%, 09/01/33 (08/25/2016)[9]	856,647	905,217
2.185%, 02/01/33 (08/25/2016)[9]	1,067,596	1,107,471
2.217%, 08/01/33 (08/25/2016)[9]	408,421	424,248
2.340%, 06/01/34 (08/25/2016)[9]	722,371	750,186
2.396%, 01/01/34 (08/25/2016)[9]	609,875	642,121
2.457%, 12/01/33 (08/25/2016)[9]	462,508	483,941
2.480%, 06/01/35 (08/25/2016)[9]	121,435	129,295

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 53.7% (continued)
FNMA,
2.484%, 10/01/35 (08/25/2016)[9]	$1,346,902	$1,411,840
2.488%, 09/01/33 (08/25/2016)[9]	377,228	396,929
2.503%, 07/01/34 (08/25/2016)[9]	1,211,043	1,280,249
2.561%, 03/01/34 (08/25/2016)[9]	218,804	229,208
2.596%, 12/01/34 (08/25/2016)[9]	2,369,071	2,513,233
2.603%, 08/01/34 (08/25/2016)[9]	324,531	343,718
2.645%, 05/01/33 (08/25/2016)[9]	1,472,053	1,551,096
2.653%, 11/01/34 (08/25/2016)[9]	3,054,505	3,232,698
2.663%, 12/01/34 (08/25/2016)[9]	1,952,784	2,066,755
2.691%, 08/01/35 (08/25/2016)[9]	1,312,989	1,389,290
2.725%, 04/01/34 (08/25/2016)[9]	487,992	516,626
2.732%, 01/01/36 (08/25/2016)[9]	43,190	45,672
2.750%, 01/01/36 (08/25/2016)[9]	3,283,991	3,485,567
2.763%, 06/01/33 (08/25/2016)[9]	319,496	336,687
2.769%, 04/01/34 (08/25/2016)[9]	543,711	573,968
2.776%, 01/01/33 (08/25/2016)[9]	1,032,487	1,086,461
2.785%, 01/01/34 (08/25/2016)[9]	1,575,992	1,660,448
2.811%, 04/01/37 (08/25/2016)[9,10]	5,131,965	5,407,773
2.823%, 05/01/34 (08/25/2016)[9]	1,671,028	1,775,936
2.988%, 06/01/34 (08/25/2016)[9]	2,081,044	2,197,759
3.000%, TBA 15 years[11,12]	5,700,000	5,975,649
3.500%, 11/01/30[10]	9,521,218	10,249,643
4.000%, 10/01/21 to 06/01/42	7,480,379	8,106,442
4.500%, 10/01/19 to 10/01/44	14,912,365	16,362,854
5.000%, 10/01/19 to 01/01/41	11,867,087	13,014,403
5.500%, 05/01/34 to 08/01/41	12,659,295	14,530,631
6.000%, 09/01/21 to 08/01/37	7,515,896	8,445,072
6.500%, 04/01/17 to 08/01/32	3,449,123	4,064,943
7.000%, 11/01/22	1,411,049	1,536,692
7.500%, 08/01/33 to 09/01/33	63,179	79,436
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.693%, 05/25/32 (07/25/16)[9]	240,983	234,175
Series 2003-T4, Class 1A, 0.673%, 09/26/33 (07/26/16)[9]	13,709	13,607
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	428,881	493,282
Series 1994-76, Class J, 5.001%, 04/25/24	105,317	108,134
Series 2001-63, Class FA, 0.998%, 12/18/31 (07/18/16)[9]	425,746	431,932
Series 2001-76, Class UD, 5.500%, 01/25/17	89,919	90,617
Series 2002-47, Class FD, 0.853%, 08/25/32 (07/25/16)[9]	451,736	452,178

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 53.7% (continued)
FNMA REMICS,
Series 2002-56, Class UC, 5.500%, 09/25/17	$65,324	$66,536
Series 2003-2, Class FA, 0.953%, 02/25/33 (07/25/16)[9]	382,533	384,440
Series 2003-3, Class HJ, 5.002%, 02/25/18	57,179	58,205
Series 2003-64, Class YA, 3.001%, 05/25/23	46,902	47,244
Series 2004-1, Class AC, 4.000%, 02/25/19	45,439	46,452
Series 2004-21, Class AE, 4.000%, 04/25/19	216,821	222,074
Series 2004-27, Class HB, 4.000%, 05/25/19	112,684	115,990
Series 2004-53, Class NC, 5.500%, 07/25/24	331,175	362,230
Series 2005-13, Class AF, 0.853%, 03/25/35 (07/25/16)[9]	492,675	492,205
Series 2005-19, Class PA, 5.500%, 07/25/34	185,893	198,920
Series 2005-58, Class EP, 5.500%, 07/25/35	257,277	285,361
Series 2005-68, Class PB, 5.750%, 07/25/35	43,026	45,654
Series 2005-68, Class PC, 5.500%, 07/25/35	262,098	278,295
Series 2006-18, Class PD, 5.500%, 08/25/34	9,340	9,369
Series 2007-56, Class FN, 0.823%, 06/25/37 (07/25/16)[9]	198,594	198,326
Series 2008-59, Class KB, 4.500%, 07/25/23	104,221	107,094
Series 2010-12, Class AC, 2.500%, 12/25/18	126,107	127,474
Series 2010-48, Class GV, 5.000%, 05/25/21	33,715	33,704
Series 2011-60, Class UC, 2.500%, 09/25/39	315,892	321,958
FNMA REMICS Whole Loan,
Series 2003-W1, Class 2A, 6.301%, 12/25/42[4]	17,676	21,002
Series 2003-W4, Class 4A, 6.922%, 10/25/42[4]	381,458	448,197
Series 2003-W13, Class AV2, 0.733%, 10/25/33 (07/25/16)[7,9]	18,434	17,801
Series 2004-W5, Class F1, 0.903%, 02/25/47 (07/25/16)[9]	439,498	435,115
Series 2004-W14, Class 1AF, 0.853%, 07/25/44 (07/25/16)[9]	1,793,409	1,736,711
Series 2005-W2, Class A1, 0.653%, 05/25/35 (07/25/16)[9]	1,114,513	1,103,448
Total Federal National Mortgage Association		127,297,887
Government National Mortgage Association - 4.3%
GNMA,
4.000%, 09/15/18	130,335	136,504
5.000%, 01/15/46	1,374,835	1,536,965
6.000%, 01/15/36[10]	6,885,468	8,118,416
9.500%, 12/15/17	374	376
Series 2000-36, Class F, 0.992%, 11/16/30 (07/16/16)[9]	483,491	486,517
Total Government National Mortgage Association		10,278,778
Interest Only Strips - 2.4%
FHLMC, Series 233, Class 5, 4.500%, 09/15/35	40,709	6,025

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.4% (continued)
FHLMC REMICS,
Series 2922, Class SE, 6.308%, 02/15/35 (07/15/16)[9]	$232,333	$51,487
Series 2934, Class HI, 5.000%, 02/15/20	51,775	3,310
Series 2934, Class KI, 5.000%, 02/15/20	31,786	1,665
Series 2965, Class SA, 5.608%, 05/15/32 (07/15/16)[9]	512,289	87,133
Series 2967, Class JI, 5.000%, 04/15/20	163,658	10,762
Series 2980, Class SL, 6.258%, 11/15/34 (07/15/16)[9]	305,523	83,742
Series 2981, Class SU, 7.358%, 05/15/30 (07/15/16)[9]	249,682	52,868
Series 3031, Class BI, 6.248%, 08/15/35 (07/15/16)[9]	893,697	211,777
Series 3065, Class DI, 6.178%, 04/15/35 (07/15/16)[9]	774,960	157,779
Series 3114, Class GI, 6.158%, 02/15/36 (07/15/16)[9]	1,292,976	341,292
Series 3308, Class S, 6.758%, 03/15/32 (07/15/16)[9]	449,962	98,506
Series 3424, Class XI, 6.128%, 05/15/36 (07/15/16)[9]	583,261	121,751
Series 3489, Class SD, 7.358%, 06/15/32 (07/15/16)[9]	258,542	61,757
Series 3606, Class SN, 5.808%, 12/15/39 (07/15/16)[9]	735,889	134,004
Series 3685, Class EI, 5.000%, 03/15/19	322,754	8,693
Series 3731, Class IO, 5.000%, 07/15/19	160,490	5,568
Series 3882, Class AI, 5.000%, 06/15/26	107,433	5,630
FNMA,
Series 92, Class 2, 9.000%, 12/25/16[7]	294	3
Series 306, Class IO, 8.000%, 05/25/30[7]	70,142	19,453
Series 365, Class 4, 5.000%, 04/25/36	56,355	9,905
FNMA REMICS,
Series 2003-48, Class SJ, 5.547%, 06/25/18 (07/25/16)[7,9]	29,485	542
Series 2004-49, Class SQ, 6.597%, 07/25/34 (07/25/16)[9]	196,241	40,885
Series 2004-51, Class SX, 6.667%, 07/25/34 (07/25/16)[9]	290,183	61,689
Series 2004-64, Class SW, 6.597%, 08/25/34 (07/25/16)[9]	817,484	177,409
Series 2004-66, Class SE, 6.047%, 09/25/34 (07/25/16)[9]	131,925	26,572
Series 2005-5, Class SD, 6.247%, 01/25/35 (07/25/16)[9]	222,970	39,743
Series 2005-12, Class SC, 6.297%, 03/25/35 (07/25/16)[9]	301,575	61,329
Series 2005-45, Class SR, 6.267%, 06/25/35 (07/25/16)[9]	695,258	145,228
Series 2005-65, Class KI, 6.547%, 08/25/35 (07/25/16)[9]	1,620,458	352,824
Series 2005-66, Class GS, 6.397%, 07/25/20 (07/25/16)[9]	90,493	7,127
Series 2006-3, Class SA, 5.697%, 03/25/36 (07/25/16)[9]	314,099	59,391
Series 2007-75, Class JI, 6.092%, 08/25/37 (07/25/16)[9]	160,172	31,916
Series 2007-85, Class SI, 6.007%, 09/25/37 (07/25/16)[9]	334,401	70,047
Series 2008-86, Class IO, 4.500%, 03/25/23	347,512	11,842
Series 2008-87, Class AS, 7.197%, 07/25/33 (07/25/16)[9]	958,865	223,292
Series 2009-31, Class PI, 5.003%, 11/25/38	1,006,389	153,308
Series 2010-37, Class GI, 5.000%, 04/25/25	328,014	9,226

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.4% (continued)
FNMA REMICS,
Series 2010-65, Class IO, 5.000%, 09/25/20	$672,561	$33,855
Series 2010-68, Class SJ, 6.097%, 07/25/40 (07/25/16)[9]	359,621	79,191
Series 2010-105, Class IO, 5.004%, 08/25/20	353,721	21,644
Series 2010-121, Class IO, 5.000%, 10/25/25	237,655	10,612
Series 2011-69, Class AI, 5.000%, 05/25/18	460,122	12,936
Series 2011-88, Class WI, 3.500%, 09/25/26	909,081	90,529
Series 2011-124, Class IC, 3.500%, 09/25/21	1,230,491	59,923
Series 2012-126, Class SJ, 4.547%, 11/25/42 (07/25/16)[9]	4,419,870	750,777
GNMA,
Series 2011-32, Class KS, 11.215%, 06/16/34 (07/16/16)[9]	546,990	73,956
Series 2011-94, Class IS, 6.258%, 06/16/36 (07/16/16)[9]	494,951	66,277
Series 2011-157, Class SG, 6.152%, 12/20/41 (07/20/16)[9]	1,180,223	255,381
Series 2011-167, Class IO, 5.000%, 12/16/20	1,033,899	44,302
Series 2012-34, Class KS, 5.608%, 03/16/42 (07/16/16)[9]	3,082,063	728,638
Series 2012-69, Class QI, 4.000%, 03/16/41	1,434,402	214,434
Series 2012-96, Class IC, 3.002%, 08/20/27	836,168	81,657
Series 2012-101, Class AI, 3.500%, 08/20/27	544,445	61,001
Series 2012-103, Class IB, 3.500%, 04/20/40	1,011,809	117,006
Series 2014-173, Class AI, 4.000%, 11/20/38	328,845	21,416
Total Interest Only Strips		5,669,015
U.S. Government Obligations - 3.5%
U.S. Treasury Inflation Indexed Bonds,
0.375%, 07/15/23	4,112,480	4,252,078
2.375%, 01/15/27	3,238,954	3,973,665
Total U.S. Government Obligations		8,225,743
Total U.S. Government and Agency Obligations (cost $192,614,753)		199,242,857
Short-Term Investments - 3.7%
U.S. Treasury Bills - 0.3%
U. S. Treasury Bills, 0.42%, 03/02/17[13,14]	780,000	777,960

	Shares
Other Investment Companies - 3.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	8,095,461	8,095,461
Total Short-Term Investments (cost $8,873,201)		8,873,421
Total Investments - 99.9% (cost $230,466,159)		237,033,288
Other Assets, less Liabilities - 0.1%		200,704
Net Assets - 100.0%		$237,233,992

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$175,152,720	$8,423,446	$(2,006,445)	$6,417,001
AMG Chicago Equity Partners Small Cap Value Fund	11,824,170	1,002,574	(404,847)	597,727
AMG Managers High Yield Fund	27,778,653	391,698	(1,926,639)	(1,534,941)
AMG Managers Intermediate Duration Government Fund	289,042,036	4,755,756	(685,674)	4,070,082
AMG Managers Short Duration Government Fund	230,481,694	7,068,245	(516,651)	6,551,594

*	Non-income producing security.
#	Less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$8,895,407	37.4%
AMG Managers Intermediate Duration Government Fund	11,688,674	5.7%
AMG Managers Short Duration Government Fund	11,248,295	4.7%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$2,957,889	1.7%
AMG Chicago Equity Partners Small Cap Value Fund	404,793	3.4%
AMG Managers High Yield Fund	2,428,866	10.2%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Variable Rate Security: The rate listed is as of June 30, 2016 and is periodically reset subject to terms and conditions set forth in the debenture.
[5]	Perpetuity Bond. The date shown is the final call date.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. The market value of illiquid securities at June 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$782,122	3.3%
AMG Managers Intermediate Duration Government Fund	386,598	0.2%
AMG Managers Short Duration Government Fund	37,799	0.0%

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]	Floating Rate Security: The rate listed is as of June 30, 2016. Date in parentheses represents the security’s next coupon rate reset.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

[10]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At June 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$94,600,018	46.3%
AMG Managers Short Duration Government Fund	23,775,832	10.0%

[11]	All or part of the security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$94,600,018	46.3%
AMG Managers Short Duration Government Fund	5,975,649	2.5%

[12]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[13]	Represents yield to maturity at June 30, 2016.
[14]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at June 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$109,712	0.1%
AMG Managers Short Duration Government Fund	777,960	0.3%

[15]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2016: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$96,610,624	—	—	$96,610,624
Rights	—	—	$7	7
Corporate Bonds and Notes††	—	$7,773,796	—	7,773,796
U.S. Government and Agency Obligations††	—	72,957,013	—	72,957,013
Short-Term Investments
Repurchase Agreements	—	3,001,707	—	3,001,707
Other Investment Companies	1,226,574	—	—	1,226,574

Total Investments in Securities	$97,837,198	$83,732,516	$7	$181,569,721

At June 30, 2016, the Level 3 securities are Rights received as a result of a corporate action.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Small Cap Value Fund
Investments in Securities
Common Stocks†	$11,807,951	—	—	$11,807,951
Short-Term Investments
Repurchase Agreements	—	$417,455	—	417,455
Other Investment Companies	196,491	—	—	196,491

Total Investments in Securities	$12,004,442	$417,455	—	$12,421,897

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers High Yield Fund
Investments in Securities
Corporate Bonds and Notes
Industrials	—	$20,781,802	$174,652	$20,956,454
Financials	—	1,288,004	—	1,288,004
Utilities	—	148,577	—	148,577
Floating Rate Senior Loan Interests	—	666,439	390,696	1,057,135
Common Stocks
Industrials	—	—	85,396	85,396
Short-Term Investments
Repurchase Agreements	—	2,499,693	—	2,499,693
Other Investment Companies	$208,453	—	—	208,453

Total Investments in Securities	$208,453	$25,384,515	$650,744	$26,243,712

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2016:

	Common Stock	Corporate Bond	Floating Rate Senior Loan Interests*	Total
AMG Managers High Yield Fund
Balance as of December 31, 2015	$81,252	$170,713	$700,083	$952,048
Accrued discounts (premiums)	—	769	875	1,644
Realized gain (loss)	—	—	698	698
Change in unrealized appreciation (depreciation)	4,144	(890)	(9,425)	(6,171)
Purchases	—	4,357	8,220	12,577
Sales	—	(297)	(20,023)	(20,320)
Transfers in to Level 3	—	—	44,997	44,997
Transfers out of Level 3	—	—	(334,729)	(334,729)
Balance as of June 30, 2016	$85,396	$174,652	$390,696	$650,744
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016	$4,144	$(890)	$(9,425)	$(6,171)

*	The Fund transferred certain investments into Level 3 due to decreased liquidity and decreased visibility into pricing inputs of the third-party pricing vendor.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2016. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of June 30, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Average
AMG Managers High Yield Fund
Common Stocks	$85,396	Enterprise Value	EV Multiple, Discount	7.7-9.0	8.25
Corporate Bonds	174,636	Enterprise Value	EV Multiple, Discount	7.7-9.0	8.25
Corporate Bonds	16	Broker Quote	Price	n/a	n/a
Floating Rate Senior Loan Interests	390,696	Unadjusted Price from Third Party	Price	n/a	n/a

Total	$650,744

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Intermediate Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$11,316,157	—	$11,316,157
Mortgage-Backed Securities	—	10,878,950	—	10,878,950
U.S. Government and Agency Obligations
Federal Home Loan Mortgage Corporation	—	60,808,537	—	60,808,537
Federal National Mortgage Association	—	96,145,370	—	96,145,370
Government National Mortgage Association	—	47,299,772	$2,021,231	49,321,003
Interest Only Strips	—	1,828,449	—	1,828,449
Short-Term Investments
U.S. Treasury Bills	—	109,712	—	109,712
Other Investment Companies	$62,703,940	—	—	62,703,940

Total Investments in Securities	$62,703,940	$228,386,947	$2,021,231	$293,112,118

TBA Sale Commitments		$(5,105,435)	—	$(5,105,435)

Financial Derivative Instruments-Assets†††
Futures contracts	$36,096	—	—	$36,096

Financial Derivative Instruments-Liabilities†††
Futures contracts	(151,702)	—	—	(151,702)

Total Financial Derivative Instruments	$(115,606)	—	—	$(115,606)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2016:

U.S. Government and Agency Obligations
AMG Managers Intermediate Duration Government Fund
Balance as of December 31, 2015	—
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	$2,021,231
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2016	$2,021,231
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016	$—

The Fund’s investment that is categorized as Level 3 is valued utilizing the recent transaction price. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$24,255,488	—	$24,255,488
Mortgage-Backed Securities	—	4,661,522	—	4,661,522
U.S. Government and Agency Obligations††	—	199,242,857	—	199,242,857
Short-Term Investments
U.S. Treasury Bills	—	777,960	—	777,960
Other Investment Companies	$8,095,461	—	—	8,095,461

Total Investments in Securities	$8,095,461	$228,937,827	—	$237,033,288

TBA Sale Commitments	—	$(2,937,266)	—	$(2,937,266)

Financial Derivative Instruments-Assets†††
Futures	$198,370	—	—	$198,370

Financial Derivative Instruments-Liabilities†††
Futures	(1,219,098)	—	—	(1,219,098)

Total Financial Derivative Instruments	$(1,020,728)	—	—	$(1,020,728)

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the AMG Chicago Equity Partners Balanced Fund and AMG Managers Short Duration Government Fund are Level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2016, the Funds had no significant transfers between Levels 1 and 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at June 30, 2016:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Intermediate Duration Government Fund
	Interest rate contracts	Receivable for variation margin[1]	$6,734	Payable for variation margin[1]	$2,859

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Short Duration Government Fund
	Interest rate contracts	Receivable for variation margin[1]	$31,844	Payable for variation margin[1]	$31,641

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative depreciation for AMG Managers Intermediate Duration Government Fund and AMG Managers Short Duration Government Fund of $(115,606) and $(1,020,728), respectively, as reported in the Notes to Schedules of Portfolio Investments.

For the six months ended June 30, 2016, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain/(loss) and change in unrealized gain (loss) on derivatives recognized in income was as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG Managers Intermediate Duration Government Fund
	Interest rate contracts	Net realized loss on futures contracts	$242,506	Net change in unrealized appreciation (depreciation) of futures contracts	$(101,586)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG Managers Short Duration Government Fund

	Interest rate contracts	Net realized loss on futures contracts	$2,348,380	Net change in unrealized appreciation (depreciation) of futures contracts	$(1,040,425)

At June 30, 2016, the following Funds had TBA forward sale commitments:

(See Note 1(i) in the Notes to Financial Statements.)

AMG Managers Intermediate Duration Government Fund

Security	Principal Amount	Settlement Date		Current Liability	Proceeds
FNMA, 4.000%, TBA 30 years	$2,500,000	07/14/16		$2,637,891	$(2,610,742)
FNMA, 4.500%, TBA 30 years	400,000	07/14/16		436,622	(435,875)
GNMA, 4.000%, TBA 30 years	1,900,000	07/20/16		2,030,922	(2,028,250)

			Totals	$5,105,435	$(5,074,867)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

AMG Managers Short Duration Government Fund

Security	Principal Amount	Settlement Date		Current Liability	Proceeds
FHLMC Gold Pool, 3.000%, TBA 15 years	2,800,000	07/19/16		$2,937,266	$(2,925,671)

			Totals	$2,937,266	$(2,925,671)

At June 30, 2016, the following Funds had open futures contracts:

(See Note 8 in the Notes to Financial Statements.)

AMG Managers Intermediate Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	3	Short	10/05/16	$(4,601)
5-Year Interest Rate Swap	23	Short	09/19/16	(34,722)
5-Year U.S. Treasury Note	5	Short	10/05/16	(11,224)
10-Year Interest Rate Swap	34	Short	09/19/16	(101,155)
10-Year U.S. Treasury Bond	3	Long	09/30/16	10,820
U.S. Ultra Bond CBT Sep16	2	Long	09/30/16	25,276

			Total	$(115,606)

AMG Managers Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	190	Short	10/05/16	$(243,381)
5-Year Interest Rate Swap	406	Short	09/19/16	(595,094)
5-Year U.S. Treasury Note	8	Short	10/05/16	(17,958)
10-Year Interest Rate Swap	20	Short	09/19/16	(59,174)
10-Year U.S. Treasury Bond	55	Long	09/30/16	198,370
U.S. Ultra Bond CBT Sep16	24	Short	09/30/16	(303,491)

			Total	$(1,020,728)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

CMBS:	Commercial Mortgage-Backed Securities
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
GSMPS:	Goldman Sachs Mortgage Participation Securities
GSR:	Goldman Sachs REMIC

MTN:	Medium-Term Notes
PIK:	Payment-in-Kind
PLC:	Public Limited Company
REIT:	Real Estate Investment Trust
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

	AMG Chicago Equity Partners Balanced Fund	AMG Chicago Equity Partners Small Cap Value Fund	AMG Managers High Yield Fund
Assets:
Investments at value* (including securities on loan valued at $2,957,889, $404,793 and $2,428,866, respectively)	$178,568,014	$12,004,442	$23,744,019
Repurchase Agreements at value**	3,001,707	417,455	2,499,693
Receivable for investments sold	3,229,906	291,968	15,093
Receivable for Fund shares sold	374,558	37,447	8,591
Dividends, interest and other receivables	460,127	17,743	449,653
Receivable from affiliate	27,159	7,501	13,013
Prepaid expenses	33,125	21,432	19,160
Total assets	185,694,596	12,797,988	26,749,222
Liabilities:
Payable for investments purchased	2,874,561	312,069	43,098
Payable upon return of securities loaned	3,001,707	417,455	2,499,693
Payable for Fund shares repurchased	682,942	156,733	321,372
Payable to affiliate	—	47,346	—
Accrued expenses:
Investment advisory and management fees	102,290	6,014	13,892
Administrative fees	29,226	2,425	3,969
Distribution fees - Investor Class	20,463	3	4,435
Shareholder servicing fees - Investor Class	—	2	—
Shareholder servicing fees - Service Class	5,974	491	—
Trustees fees and expenses	275	8	18
Other	63,166	30,718	72,959
Total liabilities	6,780,604	973,264	2,959,436
Net Assets	$178,913,992	$11,824,724	$23,789,786
Net Assets Represent:
Paid-in capital	$174,120,077	$12,553,037	$28,424,722
Undistributed net investment income	112,408	72,919	42,906
Accumulated net realized loss from investments	(2,122,251)	(1,403,826)	(3,228,971)
Net unrealized appreciation (depreciation) of investments	6,803,758	602,594	(1,448,871)
Net Assets	$178,913,992	$11,824,724	$23,789,786
* Investments at cost	$171,764,257	$11,401,848	$25,192,890
**Repurchase agreements at cost	$3,001,707	$417,455	$2,499,693

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Chicago Equity Partners Balanced Fund	AMG Chicago Equity Partners Small Cap Value Fund	AMG Managers High Yield Fund
Investor Class Shares:
Net Assets	$100,291,060	$15,412	$21,204,990
Shares outstanding	6,623,859	1,575	2,866,123
Net asset value, offering and redemption price per share	$15.14	$9.79	$7.40
Service Class Shares:
Net Assets	$73,202,852	$10,285,520	n/a
Shares outstanding	4,791,840	1,054,504	n/a
Net asset value, offering and redemption price per share	$15.28	$9.75	n/a
Institutional Class Shares:
Net Assets	$5,420,080	$1,523,792	$2,584,796
Shares outstanding	354,894	156,086	345,784
Net asset value, offering and redemption price per share	$15.27	$9.76	$7.48

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Intermediate Duration Government Fund	AMG Managers Short Duration Government Fund
Assets:
Investments at value*	$293,112,118	$237,033,288
Receivable for delayed delivery investments sold	77,534,970	9,130,904
Receivable for paydowns	24,979	147,274
Dividends, interest and other receivables	571,970	784,648
Receivable for Fund shares sold	228,215	142,550
Receivable from affiliate	6,105	—
Receivable for variation margin	6,734	31,844
Prepaid expenses	15,053	12,547
Total assets	371,500,144	247,283,055
Liabilities:
Payable for cash collateral on TBA’s	269,000	—
Payable for delayed delivery investments purchased	161,312,960	6,191,491
TBA sale commitments at value (proceeds receivable of $5,074,867 and $2,925,671,respectively)	5,105,435	2,937,266
Payable for Fund shares repurchased	473,685	616,804
Payable for investments purchased	8,520	—
Payable for variation margin	2,859	31,641
Accrued expenses:
Investment advisory and management fees	116,926	142,727
Shareholder servicing fees	16,704	300
Trustees fees and expenses	541	8
Other	97,229	128,826
Total liabilities	167,403,859	10,049,063
Net Assets	$204,096,285	$237,233,992
Net Assets Represent:
Paid-in capital	$200,902,747	$240,828,854
Undistributed net investment income	71,891	493,685
Accumulated net realized loss from investments and futures contracts	(815,959)	(9,623,353)
Net unrealized appreciation of investments and futures contracts	3,937,606	5,534,806
Net Assets	$204,096,285	$237,233,992
Shares outstanding	18,505,104	24,640,655
Net asset value, offering and redemption price per share	$11.03	$9.63
* Investments at cost	$289,028,338	$230,466,159

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2016

	AMG Chicago Equity Partners Balanced Fund	AMG Chicago Equity Partners Small Cap Value Fund	AMG Managers High Yield Fund	AMG Managers Intermediate Duration Government Fund	AMG Managers Short Duration Government Fund
Investment Income:
Dividend income	$1,034,576	$129,547	$531	$92,470	$12,626
Interest income	713,903	—	909,261	2,026,482	2,594,341
Securities lending income	12,744	4,272	10,355	—	—
Total investment income	1,761,223	133,819	920,147	2,118,952	2,606,967
Expenses:
Investment advisory and management fees	590,886	36,024	90,871	701,113	1,074,787
Administrative fees	168,824	14,526	25,963	—	—
Distribution fees - Investor Class	121,338	20	29,353	—	—
Shareholder servicing fees - Investor Class	—	12	—	—	—
Shareholder servicing fees - Service Class	33,734	6,458	—	—	—
Shareholder servicing fees	—	—	—	100,159	1,820
Custodian fees	33,932	7,344	31,564	39,140	49,308
Professional fees	21,291	11,025	26,691	30,066	35,682
Registration fees	17,986	16,782	8,397	7,747	8,199
Transfer agent fees	10,254	3,272	5,641	10,997	10,068
Reports to shareholders	9,783	5,668	6,757	17,410	37,250
Trustees fees and expenses	5,968	457	1,053	7,546	13,161
Miscellaneous	2,303	997	931	2,331	3,849
Total expenses before offsets/reductions	1,016,299	102,585	227,221	916,509	1,234,124
Expense reimbursements	(152,165)	(40,890)	(81,012)	(25,094)	—
Expense reductions	(10,753)	(795)	—	—	—
Fee waivers	—	—	—	(8,668)	—
Net expenses	853,381	60,900	146,209	882,747	1,234,124
Net investment income	907,842	72,919	773,938	1,236,205	1,372,843
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,147,303)	(401,116)	(1,065,166)	1,967,012	1,911,233
Net realized loss on futures contracts	—	—	—	(242,506)	(2,348,380)
Net change in unrealized appreciation (depreciation) of investments	4,284,151	795,927	2,214,836	2,512,319	1,584,056
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	—	(101,586)	(1,040,425)
Net realized and unrealized gain	3,136,848	394,811	1,149,670	4,135,239	106,484
Net increase in net assets resulting from operations	$4,044,690	$467,730	$1,923,608	$5,371,444	$1,479,327

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	AMG Chicago Equity Partners Balanced Fund		AMG Chicago Equity Small Cap Value Fund*		AMG Managers High Yield Fund
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
Increase (Decrease) in Net Assets
Resulting From Operations:
Net investment income	$907,842	$681,498	$72,919	$97,792	$773,938	$1,890,731
Net realized gain (loss) on investments	(1,147,303)	2,473,703	(401,116)	(999,755)	(1,065,166)	(45,820)
Net change in unrealized appreciation (depreciation) of investments	4,284,151	(1,434,299)	795,927	(193,333)	2,214,836	(3,262,411)
Net increase (decrease) in net assets resulting from operations	4,044,690	1,720,902	467,730	(1,095,296)	1,923,608	(1,417,500)
Distributions to Shareholders:
From net investment income:
Investor Class	(412,625)	(520,943)	—	—	(681,027)	(1,716,173)
Service Class	(345,130)	(326,230)	—	(87,485)	—	—
Institutional Class	(26,565)	(45,707)	—	(14,054)	(74,686)	(169,087)
From net realized gain on investments:
Investor Class	—	(2,381,784)	—	—	—	—
Service Class	—	(1,556,354)	—	—	—	—
Institutional Class	—	(43,342)	—	—	—	—
Total distributions to shareholders	(784,320)	(4,874,360)	—	(101,539)	(755,713)	(1,885,260)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	18,670,599	91,503,363	(1,353,190)	13,907,019	(6,822,545)	(5,092,769)
Total increase (decrease) in net assets	21,930,969	88,349,905	(885,460)	12,710,184	(5,654,650)	(8,395,529)
Net Assets:
Beginning of period	156,983,023	68,633,118	12,710,184	—	29,444,436	37,839,965
End of period	$178,913,992	$156,983,023	$11,824,724	$12,710,184	$23,789,786	$29,444,436
End of period (distributions in excess of) undistributed net investment income	$112,408	$(11,114)	$72,919	—	$42,906	$24,681

*	Commencement of operations was on January 2, 2015.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended Jun 30, 2016 (unaudited) and the year ended December 31, 2015

	AMG Managers Intermediate Duration Government Fund		AMG Managers Short Duration Government Fund
	June 30,	December 31,	June 30,	December 31,
	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$1,236,205	$1,878,230	$1,372,843	$941,736
Net realized gain (loss) on investments and futures contracts	1,724,506	1,637,304	(437,147)	(862,542)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	2,410,733	(1,603,350)	543,631	(616,502)
Net increase (decrease) in net assets resulting from operations	5,371,444	1,912,184	1,479,327	(537,308)
Distributions to Shareholders:
From net investment income	(1,329,931)	(1,715,923)	(1,203,662)	(613,266)
From net realized gain on investments	—	(2,980,423)	—	—
Total distributions to shareholders	(1,329,931)	(4,696,346)	(1,203,662)	(613,266)
Capital Share Transactions:
Proceeds from sale of shares	39,837,780	80,828,756	41,454,382	247,057,885
Reinvestment of dividends and distributions	1,207,097	4,309,750	1,006,693	544,398
Cost of shares repurchased	(33,029,581)	(64,452,490)	(200,809,003)	(236,391,813)
Net increase (decrease) from capital share transactions	8,015,296	20,686,016	(158,347,928)	11,210,470
Total increase (decrease) in net assets	12,056,809	17,901,854	(158,072,263)	10,059,896
Net Assets:
Beginning of period	192,039,476	174,137,622	395,306,255	385,246,359
End of period	$204,096,285	$192,039,476	$237,233,992	$395,306,255
End of period undistributed net investment income	$71,891	$165,617	$493,685	$324,504

Share Transactions:
Sale of shares	3,640,752	7,332,604	4,303,746	25,577,569
Reinvested shares from dividends and distributions	110,313	396,581	104,519	56,336
Shares repurchased	(3,017,920)	(5,851,649)	(20,854,799)	(24,480,608)
Net increase (decrease) in shares	733,145	1,877,536	(16,446,534)	1,153,297

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016
		For the years ended December 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.92	$15.09	$15.13	$14.19	$13.70	$13.49
Income from Investment Operations:
Net investment income[1,2]	0.07	0.10 [17]	0.11	0.10 [4]	0.18	0.18
Net realized and unrealized gain on investments	0.21	0.23	1.37	2.33	1.16	0.69
Total income from investment operations	0.28	0.33	1.48	2.43	1.34	0.87
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Net realized gain on investments	—	(0.39)	(1.41)	(1.40)	(0.68)	(0.48)
Total distributions to shareholders	(0.06)	(0.50)	(1.52)	(1.49)	(0.85)	(0.66)
Net Asset Value, End of Period	$15.14	$14.92	$15.09	$15.13	$14.19	$13.70
Total Return[1]	1.90%[15]	2.19%	9.69%	17.14%	9.86%	6.45%
Ratio of net expenses to average net assets (with offsets/reductions)	1.08%[16]	1.08%	1.07%	1.10%[5]	1.17%[6,7]	1.24%
Ratio of expenses to average net assets (with offsets)	1.09%[16]	1.09%	1.09%	1.11%[5]	1.18%[6]	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.27%[16]	1.36%	1.40%	1.55%[5]	1.52%[6]	1.70%
Ratio of net investment income to average net assets[1]	1.01%[16]	0.64%	0.70%	0.62%[5]	1.21%[6]	1.27%
Portfolio turnover	65%[15]	105%	92%	90%	110%	94%
Net assets at end of period (000’s omitted)	$100,291	$94,476	$41,751	$33,151	$26,047	$17,519

	For the six months ended June 30, 2016	For the years ended December 31,			For the period ended December 1, 2012 through
Service Class	(unaudited)	2015	2014	2013	December 31, 2012*
Net Asset Value, Beginning of Period	$15.05	$15.23	$15.26	$14.30	$15.11
Income from Investment Operations:
Net investment income[1,2]	0.09	0.12 [17]	0.15	0.13 [4]	0.02
Net realized and unrealized gain (loss) on investments	0.21	0.23	1.37	2.36	(0.08)
Total income (loss) from investment operations	0.30	0.35	1.52	2.49	(0.06)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.14)	(0.13)	(0.12)	(0.06)
Net realized gain on investments	—	(0.39)	(1.42)	(1.41)	(0.69)
Total distributions to shareholders	(0.07)	(0.53)	(1.55)	(1.53)	(0.75)
Net Asset Value, End of Period	$15.28	$15.05	$15.23	$15.26	$14.30
Total Return[1]	2.03%[15]	2.29%	9.93%	17.45%[8]	(0.36)%[8,15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.93%[16]	0.93%	0.86%	0.92%[5]	0.82%[6,16]
Ratio of expenses to average net assets (with offsets)	0.94%[16]	0.94%	0.88%	0.93%[5]	0.83%[6,16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.12%[16]	1.21%	1.20%	1.39%[5]	1.62%[6,16]
Ratio of net investment income to average net assets[1]	1.16%[16]	0.80%	0.91%	0.83%[5]	1.90%[6,16]
Portfolio turnover	65%[15]	105%	92%	90%	110%[15]
Net assets at end of period (000’s omitted)	$73,203	$60,798	$14,481	$1,581	$9

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016
		For the years ended December 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.05	$15.22	$15.26	$14.31	$13.82	$13.60
Income from Investment Operations:
Net investment income[1,2]	0.10	0.14 [17]	0.15	0.14 [4]	0.21	0.21
Net realized and unrealized gain on investments	0.20	0.23	1.38	2.35	1.18	0.71
Total income from investment operations	0.30	0.37	1.53	2.49	1.39	0.92
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.15)	(0.15)	(0.13)	(0.21)	(0.22)
Net realized gain on investments	—	(0.39)	(1.42)	(1.41)	(0.69)	(0.48)
Total distributions to shareholders	(0.08)	(0.54)	(1.57)	(1.54)	(0.90)	(0.70)
Net Asset Value, End of Period	$15.27	$15.05	$15.22	$15.26	$14.31	$13.82
Total Return[1]	2.01%[15]	2.44%	9.97%	17.45%	10.09%	6.77%
Ratio of net expenses to average net assets (with offsets/reductions)	0.83%[16]	0.83%	0.82%	0.85%[5]	0.92%[6,7]	0.99%
Ratio of expenses to average net assets (with offsets)	0.84%[16]	0.84%	0.84%	0.86%[5]	0.93%[6]	1.00%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.02%[16]	1.09%	1.15%	1.30%[5]	1.27%[6]	1.45%
Ratio of net investment income to average net assets[1]	1.30%[15]	0.89%	0.95%	0.88%[5]	1.46%[6]	1.52%
Portfolio turnover	65%[15]	105%	92%	90%	110%	94%
Net assets at end of period (000’s omitted)	$5,420	$1,709	$12,401	$11,122	$9,601	$8,885

AMG Chicago Equity Partners Small Cap Value Fund

Financial Highlights

For a share outstanding throughout each period

Investor Class	For the six months ended June 30, 2016 (unaudited)	For the period ended December 31, 2015**
Net Asset Value, Beginning of Period	$9.39	$10.00
Income from Investment Operations:
Net investment Income (loss)[1,2]	0.04	(0.08)[17]
Net realized and unrealized gain (loss) on investments	0.36	(0.53)
Total income (loss) from investment operations	0.40	(0.61)
Net Asset Value, End of Period	$9.79	$9.39
Total Return[1]	4.26%[15]	(6.10)%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.33%[16]	1.32%[16]
Ratio of expenses to average net assets (with offsets)	1.34%[16]	1.35%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	2.05%[16]	2.34%[16]
Ratio of net investment income (loss) to average net assets[1]	0.97%[16]	(0.77)%[16]
Portfolio turnover	70%[15]	138%[15]
Net assets at end of period (000’s omitted)	$15	$16

Service Class	For the six months ended June 30, 2016 (unaudited)	For the period ended December 31, 2015**
Net Asset Value, Beginning of Period	$9.35	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06	0.10 [17]
Net realized and unrealized gain (loss) on investments	0.34	(0.68)
Total income (loss) from investment operations	0.40	(0.58)
Less Distributions to Shareholders from:
Net investment income	—	(0.07)
Net Asset Value, End of Period	$9.75	$9.35
Total Return[1]	4.28%[15]	(5.77)%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.07%[16]	1.03%[16]
Ratio of expenses to average net assets (with offsets)	1.08%[16]	1.06%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.78%[16]	1.85%[16]
Ratio of net investment income to average net assets[1]	1.24%[16]	0.98%[16]
Portfolio turnover	70%[15]	138%[15]
Net assets at end of period (000’s omitted)	$10,286	$11,085

AMG Chicago Equity Partners Small Cap Value Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2016 (unaudited)	For the period ended December 31, 2015**
Net Asset Value, Beginning of Period	$9.35	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06	0.11 [17]
Net realized and unrealized gain (loss) on investments	0.35	(0.68)
Total income (loss) from investment operations	0.41	(0.57)
Less Distributions to Shareholders from:
Net investment income	—	(0.08)
Net Asset Value, End of Period	$9.76	$9.35
Total Return[1]	4.39%[15]	(5.69)%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.94%[16]	0.92%[16]
Ratio of expenses to average net assets (with offsets)	0.95%[16]	0.95%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.66%[16]	3.06%[16]
Ratio of net investment income to average net assets[1]	1.37%[16]	1.07%[16]
Portfolio turnover	70%[15]	138%[15]
Net assets at end of period (000’s omitted)	$1,524	$1,609

AMG Managers High Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the years ended December 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.07	$7.84	$8.09	$8.07	$7.51	$7.74
Income from Investment Operations:
Net investment income[1,2]	0.21	0.42	0.42	0.47	0.54	0.56
Net realized and unrealized gain (loss) on investments	0.33	(0.77)	(0.26)	0.02	0.56	(0.22)
Total income (loss) from investment operations	0.54	(0.35)	0.16	0.49	1.10	0.34
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.42)	(0.41)	(0.47)	(0.54)	(0.57)
Net Asset Value, End of Period	$7.40	$7.07	$7.84	$8.09	$8.07	$7.51
Total Return[1]	7.74%[15]	(4.77)%	1.99%	6.21%[8]	15.12%[8]	4.54%
Ratio of net expenses to average net assets (with offsets/reductions)	1.15%[16]	1.15%	1.15%	1.17%[9]	1.15%[10]	1.15%
Ratio of expenses to average net assets (with offsets)	1.15%[16]	1.15%	1.15%	1.17%[9]	1.15%[10]	1.15%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.77%[16]	1.68%	1.67%	1.70%[9]	1.73%[10]	1.69%
Ratio of net investment income to average net assets[1]	5.94%[16]	5.41%	5.12%	5.76%[9]	6.87%[10]	7.35%
Portfolio turnover	13%[15]	42%	40%	39%	48%	48%
Net assets at end of period (000’s omitted)	$21,205	$27,020	$34,709	$31,751	$30,817	$23,957

	For the six months ended June 30, 2016	For the years ended December 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.14	$7.92	$8.18	$8.16	$7.59	$7.82
Income from Investment Operations:
Net investment income[1,2]	0.22	0.44	0.44	0.49	0.56	0.59
Net realized and unrealized gain (loss) on investments	0.34	(0.78)	(0.26)	0.02	0.58	(0.22)
Total income (loss) from investment operations	0.56	(0.34)	0.18	0.51	1.14	0.37
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.44)	(0.44)	(0.49)	(0.57)	(0.60)
Net Asset Value, End of Period	$7.48	$7.14	$7.92	$8.18	$8.16	$7.59
Total Return[1]	7.98%[8,15]	(4.56)%	2.16%	6.47%	15.46%	4.83%
Ratio of net expenses to average net assets (with offsets/reductions)	0.90%[16]	0.90%	0.90%	0.92%[9]	0.90%[10]	0.90%
Ratio of expenses to average net assets (with offsets)	0.90%[16]	0.90%	0.90%	0.92%[9]	0.90%[10]	0.90%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.53%[16]	1.43%	1.42%	1.45%[9]	1.48%[10]	1.44%
Ratio of net investment income to average net assets[1]	6.18%[16]	5.65%	5.37%	6.01%[9]	7.12%[10]	7.60%
Portfolio turnover	13%[15]	42%	40%	39%	48%	48%
Net assets at end of period (000’s omitted)	$2,585	$2,424	$3,131	$2,765	$2,538	$5,247

AMG Managers Intermediate Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the years ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.81	$10.96	$10.64	$10.98	$11.10	$11.01
Income from Investment Operations:
Net investment income[1]	0.07 [2]	0.11 [2]	0.17 [2]	0.18 [2]	0.20 [2]	0.30
Net realized and unrealized gain (loss) on investments	0.22	0.01	0.54	(0.32)	0.14	0.34
Total income (loss) from investment operations	0.29	0.12	0.71	(0.14)	0.34	0.64
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.10)	(0.17)	(0.18)	(0.20)	(0.30)
Net realized gain on investments	—	(0.17)	(0.22)	(0.02)	(0.26)	(0.25)
Total distributions to shareholders	(0.07)	(0.27)	(0.39)	(0.20)	(0.46)	(0.55)
Net Asset Value, End of Period	$11.03	$10.81	$10.96	$10.64	$10.98	$11.10
Total Return[1]	2.71%[15]	1.09%[8]	6.73%[8]	(1.25)%[8]	3.15%[8]	5.88%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.88%[16]	0.88%	0.89%	0.91%[11]	0.89%[12]	0.88%
Ratio of expenses to average net assets (with offsets)	0.89%[16]	0.88%	0.89%	0.91%[11]	0.89%[12]	0.88%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.92%[16]	0.92%	0.96%	0.94%[11]	0.92%[12]	0.94%
Ratio of net investment income to average net assets[1]	1.23%[16]	0.99%	1.54%	1.64%[11]	1.81%[12]	2.64%
Portfolio turnover	8%[15]	21%	11%	29%	21%	453%
Net assets at end of period (000’s omitted)	$204,096	$192,039	$174,138	$136,915	$185,898	$178,087

AMG Managers Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the years ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.62	$9.65	$9.64	$9.65	$9.57	$9.58
Income from Investment Operations:
Net investment income[1]	0.04 [2]	0.02 [2]	0.05 [2]	0.03 [2]	0.08 [2]	0.09
Net realized and unrealized gain (loss) on investments	0.01	(0.03)	0.01	(0.01)	0.08	(0.01)
Total income (loss) from investment operations	0.05	(0.01)	0.06	0.02	0.16	0.08
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.02)	(0.05)	(0.03)	(0.08)	(0.09)
Net Asset Value, End of Period	$9.63	$9.62	$9.65	$9.64	$9.65	$9.57
Total Return[1]	0.55%[15]	(0.15)%	0.60%	0.20%	1.64%	0.80%
Ratio of net expenses to average net assets (with offsets/reductions)	0.80%[16]	0.79%	0.80%	0.79%[13]	0.81%[14]	0.82%
Ratio of expenses to average net assets (with offsets)	0.80%[16]	0.79%	0.80%	0.79%[13]	0.81%[14]	0.82%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.80%[16]	0.79%	0.80%	0.79%[13]	0.81%[14]	0.82%
Ratio of net investment income to average net assets[1]	0.89%[16]	0.25%	0.47%	0.27%[13]	0.80%[14]	0.89%
Portfolio turnover	20%[15]	51%	41%	48%	49%	141%
Net assets at end of period (000’s omitted)	$237,234	$395,306	$385,246	$422,488	$466,415	$393,014

Notes to Financial Highlights (unaudited)

*	Commencement of operations was December 1, 2012.
**	Commencement of operations was January 2, 2015.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.12, and $0.13 for AMG Chicago Equity Partners Balanced Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.014% and 0.019% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Effective July 1, 2012, the Fund’s expense cap was reduced to 0.84% from 1.00%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2012.
[8]	The total return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[9]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.021% of average net assets for the Investor Class and Institutional Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.005% and 0.004% of average net assets for the Investor Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[12]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[13]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[14]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[15]	Not annualized.
[16]	Annualized.
[17]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.11, and $0.13 for AMG Chicago Equity Partners Balanced Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and net investment income (loss) per share would have been $(0.09), $0.09, and $0.10 for AMG Chicago Equity Partners Small Cap Value Fund’s Investor Class, Service Class, and Institutional Class share, respectively.

Notes to Financial Statements (unaudited)

June 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as a Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG Chicago Equity Partners Small Cap Value Fund (“Small Cap Value”) and AMG Funds II: AMG Chicago Equity Partners Balanced Fund (“Balanced”), AMG Managers High Yield Fund (“High Yield”), AMG Managers Intermediate Duration Government Fund (“Intermediate Duration”) and AMG Managers Short Duration Government Fund (“Short Duration”), each a “Fund” and collectively the “Funds.” High Yield will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares. For the six months ended June 30, 2016, High Yield had redemption fees amounting to $1,655.

The Small Cap Value Fund had an inception date of December 31, 2014. The Fund’s commencement of operations was on January 2, 2015.

Balanced and Small Cap Value offer three classes of shares: Investor, Service and Institutional Class. High Yield offers two classes of shares: Investor and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that

Notes to Financial Statements (continued)

would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2016, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, were as follows: Balanced - $10,753 or 0.01%, Small Cap Value - $795 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2016, the Funds’ custodian expense was not reduced.

Effective June 1, 2016, the overdraft fees are computed at 1.75% (previously 1.0%) above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2016, overdraft fees for Small Cap Value and High Yield equaled $7 and $23, respectively.

Notes to Financial Statements (continued)

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The permanent differences are due to write-off of interest on certain defaulted bonds, and the treatment of certain sales or exchanges in corporate inversion transactions. Temporary differences are due to differing treatments for losses deferred due to tax regulations, wash sales, futures and tax straddles.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2015 and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2016, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss
	Carryover Amounts
			Expires
Fund	Short-Term Long-Term		December 31,
Small Cap Value
(Post-Enactment)	$418,019	—	Unlimited
High Yield
(Pre-Enactment)	$1,914,719	—	2017
Short Duration
(Pre-Enactment)	$585,044	—	2017
(Post-Enactment)	$360,270	$1,616,083	Unlimited

Balanced and Intermediate Duration had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should Balanced and Intermediate Duration incur net capital losses for the year ended December 31, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015, the capital stock transactions by class for Balanced, Small Cap Value and High Yield were as follows:

	Balanced				Small Cap*
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	2,402,861	$34,951,649	4,917,700	$75,876,816	63	$600	1,181,275	$12,083,124
Reinvestment of distributions	23,750	350,441	169,057	2,540,619	—	—	—	—
Cost of shares repurchased	(2,135,890)	(31,177,109)	(1,519,741)	(23,301,123)	(219)	(2,127)	(1,179,544)	(12,193,236)

Net increase (decrease)	290,721	$4,124,981	3,567,016	$55,116,312	(156)	$(1,527)	1,731	$(110,112)

Service Class:
Proceeds from sale of shares	1,409,815	$20,743,415	3,649,007	$56,053,664	94,227	$853,470	1,308,993	$13,485,730
Reinvestment of distributions	7,800	116,102	32,172	487,073	—	—	9,228	87,485
Cost of shares repurchased	(665,062)	(9,819,404)	(592,922)	(9,069,021)	(225,393)	(2,073,513)	(132,551)	(1,308,615)

Net increase (decrease)	752,553	$11,040,113	3,088,257	$47,471,716	(131,166)	$(1,220,043)	1,185,670	$12,264,600

Institutional Class:
Proceeds from sale of shares	294,797	$4,305,945	113,841	$1,780,500	32,073	$294,207	185,788	$1,891,574
Reinvestment of distributions	1,754	26,104	5,616	86,077	—	—	1,481	14,055
Cost of shares repurchased	(55,233)	(826,544)	(820,603)	(12,951,242)	(48,064)	(425,827)	(15,192)	(153,098)

Net increase (decrease)	241,318	$3,505,505	(701,146)	$(11,084,665)	(15,991)	$(131,620)	172,077	$1,752,531

	High Yield
	2016		2015
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	328,325	$2,286,298	458,232	$3,548,190
Reinvestment of distributions	82,254	581,102	201,329	1,540,515
Cost of shares repurchased	(1,368,751)	(9,732,862)	(1,264,058)	(9,754,397)

Net decrease	(958,172)	$(6,865,462)	(604,497)	$(4,665,692)

Institutional Class:
Proceeds from sale of shares	30,705	$217,194	64,450	$499,391
Reinvestment of distributions	9,781	70,071	20,559	159,183
Cost of shares repurchased	(34,219)	(244,348)	(140,790)	(1,085,651)

Net increase (decrease)	6,267	$42,917	(55,781)	$(427,077)

*	Commencement of operations was on January 2, 2015, and included an initial subscription from the Investment Manager.

At June 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Balanced - two collectively own 41%; High Yield - one owns 14%; Intermediate Duration—two collectively own 51%; Short Duration - three collectively own 72%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral

Notes to Financial Statements (continued)

declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At June 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Balanced, Small Cap Value and High Yield were $3,001,707, $417,455, and $2,499,693, respectively.

i. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The Funds may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

j. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. The investment portfolio of Balanced and Small Cap Value are managed by Chicago Equity Partners, LLC (“CEP”). AMG indirectly owns a majority interest in CEP.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Balanced	0.70%
Small Cap Value	0.62%
High Yield	0.70%
Intermediate Duration	0.70%
Short Duration	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Balanced, Small Cap Value and High Yield to 0.84%, 0.95% and 0.90%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 0.89% of Intermediate Duration Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount.

For the six months ended June 30, 2016, the Funds’ expiration of reimbursement are as follows:

Expiration Period	Balanced	Small Cap Value
Less than 1 year*	$178,901	—
Within 2 years	195,228	$41,606
Within 3 years	314,884	99,379

Total Amount Subject to Reimbursement	$689,013	$140,985

Expiration Period	High Yield	Intermediate Duration
Less than 1 year*	$175,806	$56,203
Within 2 years	202,159	66,607
Within 3 years	181,031	77,997

Total Amount Subject to Reimbursement	$558,996	$200,807

*	A portion of this represents the expiration amount through the year ended December 31, 2016 of $102,529, $0, $95,167 and $25,466 for Balanced, Small Cap Value, High Yield and Intermediate Duration, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Money Market Funds. For the six months ended June 30, 2016, the management fee for Intermediate Duration was reduced by $8,668.

Balanced, Small Cap Value and High Yield have entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Balanced, Small Cap Value and High Yield each pay a fee to the Administrator at the rate of 0.20%, 0.25%, 0.20%, respectively, per annum of each Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, Balanced, Small Cap Value and High Yield may make payments to the Distributor for their expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For Intermediate Duration, the Investor Class of Small Cap Value, and the Service Class of both Balanced and Small Cap Value, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. For Short Duration, the Board has approved the Fund to pay shareholder servicing fees directly to a broker-dealer for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value.

The impact on the annualized expense ratios for the six months ended June 30, 2016, was as follows:

	Maximum	Actual
Fund	Amount Approved	Amount Incurred
Balanced-Service Class	0.100%	0.100%
Small Cap Value-Service Class	0.150%	0.126%
Small Cap Value-Investor Class	0.150%	0.150%
Intermediate Duration	0.100%	0.100%
Short Duration	0.100%	0.001%

In June 2016, the Funds’ Board approved a proposal to revise certain fees paid by the Funds. These changes will not increase the overall fees incurred by the Funds or by shareholders of the Funds. These changes will not be effective until October 1, 2016 following execution of all relevant agreements and the filing of revised prospectuses and Statements of Additional Information with the Securities and Exchange Commission. The Board approved, in some cases, changes to the administrative fee and/or management fee of the Funds. The Board also approved, in some cases, changes to the shareholder servicing fees

Notes to Financial Statements (continued)

of Balanced, Small Cap, Intermediate Duration and Short Duration. Further details regarding such changes will be available once all relevant agreements are finalized and executed and revised prospectuses and Statements of Additional Information are filed with the Securities and Exchange Commission.

The Board provides supervision of the affairs of the Trusts, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trusts who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits each fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2016, Intermediate Duration lent $1,607,090 for 3 days earning interest of $114. The interest amount is included in the Statement of Operations as interest income. At June 30, 2016, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Balanced	$77,755,941	$77,448,785
Small Cap Value	8,302,007	9,560,658
High Yield	3,184,903	9,369,451
Intermediate Duration	9,017,629	11,493,322
Short Duration	4,355,807	20,336,701

	U.S. Government Obligations
Fund	Purchases	Sales
Balanced	$51,132,230	$32,248,850
Small Cap Value	—	—
High Yield	—	—
Intermediate Duration	10,275,168	22,509,636
Short Duration	53,540,222	155,628,219

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2016, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Balanced	$2,957,889	$3,001,707
Small Cap Value	404,793	417,455
High Yield	2,428,866	2,499,693

5. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

Notes to Financial Statements (continued)

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio Investments. For the six months ended June 30, 2016, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Intermediate	Short
	Duration	Duration
Financial futures contracts:
Average number of contracts purchased	6	18
Average number of contracts sold	64	659
Average notional value of contracts purchased	$818,281	$2,438,047
Average notional value of contracts sold	$7,083,083	$86,409,134

8. FUTURES CONTRACTS

A Fund may enter into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For over-the-counter (“OTC”) futures, daily variation margin is not required. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

9. RISKS ASSOCIATED WITH COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”)

The net asset values of a fund may be sensitive to interest rate fluctuations because a fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

10. DOLLAR ROLL AGREEMENTS

A Fund may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds their cost.

11. STRIPPED SECURITIES

A Fund may invest in stripped securities (“STRIPS”), primarily interest-only strips, for their hedging characteristics. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Notes to Financial Statements (continued)

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of June 30, 2016:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement of	Instruments	Cash Collateral
Fund	Assets and Liabilities	Collateral	Received	Net Amount
Balanced
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
Mizuho Securities USA, Inc.	1,707	1,707	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Totals	$3,001,707	$3,001,707	—	—

Small Cap Value
Cantor Fitzgerald Securities, Inc.	$417,455	$417,455	—	—

Totals	$417,455	$417,455	—	—

High Yield
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	499,693	499,693	—	—

Totals	$2,499,693	$2,499,693	—	—

13. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Intermediate Duration Government Fund, AMG Managers Short Duration Government Fund, AMG Managers High Yield Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund: Approval of Investment Management and Subadvisory Agreements on June 22-23, 2016.

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and each Trust for each of AMG Managers Intermediate Duration Government Fund, AMG Managers Short Duration Government Fund, AMG Managers High Yield Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund (each, a “Fund,” and collectively, the “Funds”) and separately an amendment, to be effective October 1, 2016, to such Investment Management Agreement for each of AMG Managers Intermediate Duration Government Fund, AMG Managers Short Duration Government Fund, AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, for each of AMG Managers High Yield Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund and separately an amendment, to be effective October 1, 2016, to the Subadvisory Agreement with respect to AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund (collectively, the “Subadvisory Agreements”)1. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management

Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

[1]	On September 17, 2015, the Board of Trustees, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement for each of AMG Managers Intermediate Duration Government Fund and AMG Managers Short Duration Government Fund’s Subadvisor for an initial two-year period.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the

Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadvisor of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadvisor’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadvisor and other information regarding each Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadvisor; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadvisor or the replacement of any Subadvisor, including at the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

request of the Board; identifies potential successors to or replacements of any Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. With respect to AMG Chicago Equity Partners Small Cap Value Fund and AMG Chicago Equity Partners Balanced Fund, the Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Managers Intermediate Duration Government Fund, AMG Managers High Yield Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund. The Trustees also considered the Investment Manager’s risk management processes.

For each applicable Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees noted that, effective October 1, 2016, the management fee rate for each of AMG Managers Intermediate Duration Government Fund, AMG Managers Short Duration Government Fund, AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund will be reduced, each of AMG Managers Intermediate Duration Government Fund and AMG Managers Short Duration Government Fund will be authorized to pay an administrative fee to the Investment Manager, shares of AMG Managers Short Duration Government Fund will be authorized to pay a shareholder servicing fee and the shareholder servicing fee rate paid by shares of AMG Managers Intermediate Government Fund will be increased and the administrative fee rate paid by each of AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund will be reduced. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each of AMG Managers Intermediate Duration Government Fund, AMG Managers Short Duration Government Fund, AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund. With respect to AMG Chicago Equity Partners Small Cap Value Fund, the Trustees noted that, effective October 1, 2016, the administrative fee rate paid by the Fund will be reduced. The Trustees also noted that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from AMG Chicago Equity Partners Small Cap Value Fund, but that, effective October 1, 2016, the Investment Manager will pay the Subadvisor a subadvisory fee that is a portion of the advisory fee that it receives from that Fund. The Trustees also considered the amount of the advisory fee that will be retained by the Investment Manager after payment of the subadvisory fee with respect to AMG Chicago Equity Partners Small Cap Value Fund effective October 1, 2016. The Trustees also noted any payments that were made from Chicago Equity Partners, LLC (“CEP”) to the Investment Manager, and any other payments made or to be made from the Investment Manager to CEP. The Trustees concluded that, in light of the additional high quality supervisory services

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for AMG Managers Intermediate Duration Government Fund, AMG Managers High Yield Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for AMG Managers Intermediate Duration Government Fund, AMG Managers High Yield Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current and revised advisory fee structure, as applicable, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time (after noting the fee rate changes made at the meeting). With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the fee payable by the Investment Manager to J.P. Morgan Investment Management Inc. (“JPMorgan”), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with JPMorgan. In addition, the Trustees considered other potential benefits of the subadvisory relationship to JPMorgan, including, among others, the indirect benefits that JPMorgan may receive from its relationship with the Fund, including any so-called “fallout benefits” to JPMorgan, such as reputational value derived from JPMorgan serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by JPMorgan and the profitability to JPMorgan of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by JPMorgan to be a material factor in their deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager, and the Trustees reviewed information regarding the cost to CEP of providing subadvisory services to a Fund and the resulting profitability from such relationship. The Trustees noted that, because CEP is an affiliate of the Investment Manager, a portion of CEP’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current and revised subadvisory fee structure, and the services CEP provides in performing its functions under the applicable Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to CEP is reasonable and that CEP is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadvisor.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

AMG Managers Short Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was below, below, below and above, respectively, the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the BofA Merrill Lynch 6-Month T-Bill Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Trustees also took into account that the Fund ranked in the second quintile relative to its Peer Group for the 10-year period and in the third quintile relative to its Peer Group for the 3-year and 5-year periods, and exceeded the returns of the Fund Benchmark for each of the 3-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fee.

The Trustees noted that the Fund’s advisory fee and total expenses as of March 31, 2016 were both higher than the average for the Fund’s Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fee is reasonable.

AMG Managers Intermediate Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and
10-year periods ended March 31, 2016 was above the median performance of the Peer Group and below, above, above and below, respectively, the performance of the Fund Benchmark, the Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Fund Benchmark. The Trustees also took into account the fact that the Fund ranked in the top decile relative to its Peer Group for the 3-year period and in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fee.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also took into account the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fee is reasonable.

AMG Chicago Equity Partners Balanced Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above the median performance of the

Peer Group and below the performance of the Fund Benchmark, a Composite Index (60% Russell 1000® Index and 40% Barclays U.S. Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top quartile relative to its Peer Group for the 1-year and 3-year periods. The Trustees also noted that the Fund’s longer-term performance results ranked strongly relative to its Peer Group and that the Fund ranked in the top decile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds, and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Chicago Equity Partners Small Cap Value Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares (which share

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

class has the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2016 and for the period from the Fund’s inception on December 31, 2014 through March 31, 2016 was below the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Peer Group. The Trustees also noted that the Fund outperformed the Fund Benchmark for all relevant time periods and that the Fund ranked in the third quartile relative to its Peer Group for the 1-year period and since inception. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.95%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers High Yield Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was below, below, above and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays U.S. Corporate High Yield Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance and any actions being taken to address such performance. The Trustees also noted that the Fund ranked in the second quintile relative to its Peer Group for the 5-year period and in the third quintile relative to its Peer Group for the 1-year, 3-year and 10-year periods. The Trustees concluded that the Fund’s performance is being addressed.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees also took into account management’s discussion of the Fund’s expenses, including relative to comparably sized funds, and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment

Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreement for each of AMG Managers High Yield Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

AMG SouthernSun Global Opportunities

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2016

AMG TimesSquare Small Cap Growth Fund

Institutional Class: TSCIX       |       Premier Class: TSCPX

AMG TimesSquare Mid Cap Growth Fund

Institutional Class: TMDIX      |      Premier Class: TMDPX

AMG TimesSquare International Small Cap Fund

Institutional Class: TCMIX       |       Premier Class: TCMPX

www.amgfunds.com	SAR014-0616

AMG Funds

Semi-Annual Report—June 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG TimesSquare Small Cap Growth Fund	4

AMG TimesSquare Mid Cap Growth Fund	7

AMG TimesSquare International Small Cap Fund	10

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	13

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	17
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	18
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	19
Detail of changes in assets for the past two periods

Financial Highlights	20
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes To Financial Highlights	23

Notes to Financial Statements	24
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	31

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2016	the Period	01/01/16	06/30/16	the Period*
AMG TimesSquare Small Cap Growth Fund
Institutional Class
Based on Actual Fund Return	1.04%	$1,000	$1,004	$5.16
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
Premier Class
Based on Actual Fund Return	1.24%	$1,000	$1,003	$6.16
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21
AMG TimesSquare Mid Cap Growth Fund
Institutional Class
Based on Actual Fund Return	1.04%	$1,000	$1,028	$5.25
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.23
Premier Class
Based on Actual Fund Return	1.24%	$1,000	$1,027	$6.26
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.24
AMG TimesSquare International Small Cap Fund
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$987	$5.19
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.27
Premier Class
Based on Actual Fund Return	1.30%	$1,000	$986	$6.42
Hypothetical (5% return before expenses)	1.30%	$1,000	$1,018	$6.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited)

Periods ended June 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2016.

	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Average Annual Total Retuns[1]
AMG TimesSquare Small Cap Growth Fund [2,3]
Institutional Class	0.40%	(7.01)%	9.07%	8.75%	8.18%	01/21/00
Premier Class	0.27%	(7.19)%	8.89%	8.60%	8.03%	01/21/00
Russell 2000® Growth Index[4]	(1.59)%	(10.75)%	8.51%	7.14%	3.27%	01/21/00	†
AMG TimesSquare Mid Cap Growth Fund [3,5]
Institutional Class	2.83%	(2.04)%	10.18%	8.56%	9.06%	03/04/05
Premier Class	2.70%	(2.26)%	9.97%	8.36%	8.86%	03/04/05
Russell Midcap® Growth Index[6]	2.15%	(2.14)%	9.98%	8.12%	8.36%	03/04/05	†
AMG TimesSquare International Small Cap Fund [2,7,8,9]
Institutional Class	(1.34)%	1.40%	—	—	10.53%	01/02/13
Premier Class	(1.42)%	1.21%	—	—	10.35%	01/02/13
MSCI EAFE Small Cap Index[10,11]	(3.18)%	(3.67)%	4.84%	3.57%	7.42%	01/02/13	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2016. All returns are in U.S. dollars ($).
[2]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Russell 2000® Growth Index is a market capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[5]	Mid capitalization securities are subject to market, liquidity and information risk. Mid-size companies may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.
[6]	The Russell Midcap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[7]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local government attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[8]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuation and changes in political and economic conditions, which could result in significant market fluctuations. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.
[9]	The Fund may invest in derivatives, such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[10]	The MSCI EAFE Small Cap Index is a market capitalization-weighted index that measures the performance of those MSCI EAFE Small Cap Index companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment, and does not incur expenses.
[11]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell Indices are trademarks of the London Stock Exchange group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG TimesSquare Small Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

	AMG TimesSquare
	Small Cap	Russell 2000®
Sector	Growth Fund*	Growth Index
Information Technology	26.4%	24.2%
Industrials	23.0%	15.5%
Health Care	16.6%	22.4%
Consumer Discretionary	16.1%	16.4%
Financials	6.2%	10.5%
Materials	2.7%	4.6%
Energy	2.6%	1.2%
Telecommunication Services	0.9%	1.0%
Consumer Staples	0.5%	3.3%
Utilities	0.0%	0.9%
Other Assets and Liabilities	5.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
On Assignment, Inc.**	2.2%
MKS Instruments, Inc.**	2.1
The Ultimate Software Group, Inc.**	2.1
Monro Muffler Brake, Inc.	1.9
ExlService Holdings, Inc.**	1.9
Albany International Corp., Class A**	1.9
Bright Horizons Family Solutions, Inc.**	1.8
PolyOne Corp.**	1.7
j2 Global, Inc.**	1.7
WEX, Inc.	1.6

Top Ten as a Group	18.9%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 95.0%
Consumer Discretionary - 16.1%
2U, Inc.*,1	344,730	$10,138,509
Bright Horizons Family Solutions, Inc.*	285,066	18,902,726
Burlington Stores, Inc.*	210,005	14,009,434
Cable One, Inc.	31,061	15,884,906
G-III Apparel Group, Ltd.*	283,194	12,947,630
Global Eagle Entertainment, Inc.*	495,633	3,291,003
Hibbett Sports, Inc.*,1	315,012	10,959,268
IMAX Corp.*,1	510,091	15,037,483
Lithia Motors, Inc., Class A1	129,552	9,207,261
Mattress Firm Holding Corp.*,1	205,781	6,903,953
Monro Muffler Brake, Inc.	321,045	20,405,620
Nord Anglia Education, Inc.*,1	465,002	9,830,142
Ollie’s Bargain Outlet Holdings, Inc.*	405,124	10,083,536
Sportsman’s Warehouse Holdings, Inc.*	459,622	3,704,553
William Lyon Homes, Class A*	440,022	7,093,155
Total Consumer Discretionary		168,399,179
Consumer Staples - 0.5%
Inter Parfums, Inc.	175,788	5,022,263
Energy - 2.6%
Gulfport Energy Corp.*	355,042	11,098,613
Matador Resources Co.*,1	366,124	7,249,255
PDC Energy, Inc.*	154,095	8,877,413
Total Energy		27,225,281
Financials - 6.2%
AMERISAFE, Inc.	85,052	5,206,883
BofI Holding, Inc.*,1	659,940	11,687,537
Financial Engines, Inc.[1]	115,622	2,991,141
HFF, Inc., Class A	457,993	13,226,838
Kennedy-Wilson Holdings, Inc.	842,093	15,966,083
ProAssurance Corp.	132,300	7,084,665
WisdomTree Investments, Inc.[1]	886,495	8,678,786
Total Financials		64,841,933
Health Care - 16.6%
American Renal Associates Holdings, Inc.*,1	264,004	7,648,196
Cempra, Inc.*,1	275,773	4,547,497
Civitas Solutions, Inc.*	494,966	10,310,142
Cynosure, Inc., Class A*	141,959	6,905,596
DBV Technologies, S.A. Sponsored ADR*	161,128	5,255,995

	Shares	Value
Dermira, Inc.*	370,468	$10,836,189
Diplomat Pharmacy, Inc.*,1	350,079	12,252,765
Endologix, Inc.*,1	744,910	9,281,579
Evolent Health, Inc., Class A*,1	250,012	4,800,230
ExamWorks Group, Inc.*	170,031	5,925,580
Globus Medical, Inc., Class A*	474,059	11,296,826
Horizon Pharma PLC*,1	514,827	8,479,201
Inogen, Inc.*	290,077	14,535,758
Intra-Cellular Therapies, Inc.*,1	194,037	7,532,516
PRA Health Sciences, Inc.*	335,033	13,990,978
Press Ganey Holdings, Inc.*	260,003	10,231,118
Seres Therapeutics, Inc.*,1	122,067	3,546,046
Stemline Therapeutics, Inc.*	212,431	1,438,158
Surgical Care Affiliates, Inc.*	210,037	10,012,464
Team Health Holdings, Inc.*	365,069	14,847,356
Total Health Care		173,674,190
Industrials - 23.0%
The Advisory Board Co.*	355,800	12,591,762
Albany International Corp., Class A	493,017	19,686,169
Allegiant Travel Co.	94,030	14,245,545
CEB, Inc.	156,895	9,677,284
EMCOR Group, Inc.	235,064	11,579,253
G&K Services, Inc., Class A	140,000	10,719,800
Healthcare Services Group, Inc.	280,073	11,589,421
Huron Consulting Group, Inc.*	176,276	10,650,596
ICF International, Inc.*	170,076	6,956,108
KBR, Inc.	440,385	5,830,697
Knight Transportation, Inc.	500,072	13,291,914
Milacron Holdings Corp.*	531,961	7,718,754
On Assignment, Inc.*	617,502	22,816,699
Orbital ATK, Inc.	146,018	12,431,973
RBC Bearings, Inc.*	160,096	11,606,960
Rexnord Corp.*	600,930	11,796,256
Spirit Airlines, Inc.*	142,078	6,375,040
TriNet Group, Inc.*	310,056	6,446,064
WageWorks, Inc.*	283,024	16,927,665
Watts Water Technologies, Inc., Class A	110,000	6,408,600
WESCO International, Inc.*,1	113,049	5,820,893
West Corp.	330,059	6,488,960
Total Industrials		241,656,413

The accompanying notes are an integral part of these financial statements.

5

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.4%
Blackbaud, Inc.	103,000	$6,993,700
Blackhawk Network Holdings, Inc.*	370,285	12,400,845
BroadSoft, Inc.*	195,034	8,002,245
Cardtronics, Inc.*	221,104	8,802,150
comScore, Inc.*	201,166	4,803,844
Envestnet, Inc.*,1	502,632	16,742,672
ExlService Holdings, Inc.*	383,039	20,075,074
Fair Isaac Corp.	82,880	9,366,269
FARO Technologies, Inc.*	155,006	5,243,853
j2 Global, Inc.	275,557	17,406,936
Littelfuse, Inc.	113,505	13,415,156
M/A-COM Technology Solutions Holdings, Inc.*	345,000	11,378,100
MAXIMUS, Inc.	226,560	12,544,627
MKS Instruments, Inc.	505,051	21,747,496
NIC, Inc.	550,019	12,067,417
Paycom Software, Inc.*,1	390,071	16,854,968
Q2 Holdings, Inc.*	510,002	14,290,256
Qlik Technologies, Inc.*	400,815	11,856,108
Science Applications International Corp.	245,033	14,297,676
The Ultimate Software Group, Inc.*	103,005	21,660,921
WEX, Inc.*	191,445	16,975,428
Total Information Technology		276,925,741
Materials - 2.7%
PolyOne Corp.	510,068	17,974,796
Summit Materials, Inc., Class A*	525,637	10,754,533
Total Materials		28,729,329
Telecommunication Services - 0.9%
Cogent Communications Holdings, Inc.	240,082	9,617,685
Total Common Stocks (cost $795,643,772)		996,092,014

	Principal Amount	Value
Short-Term Investments - 13.5%
Repurchase Agreements - 8.4%[2]
Bank of Nova Scotia, dated 06/30/16, due 07/01/16, 0.420% total to be received $20,069,459 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.250%, 01/01/30 - 06/20/46, totaling $20,470,848)	$20,069,225	$20,069,225
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $20,989,365 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $21,408,873)	20,989,091	20,989,091
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500% total to be received $20,989,383 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $21,408,873)	20,989,091	20,989,091
Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420% total to be received $20,989,336 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $21,408,873)	20,989,091	20,989,091
State of Wisconsin Investment Board, dated 06/30/16, due 07/01/16, 0.480% total to be received $5,337,743 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $5,487,599)	5,337,672	5,337,672
Total Repurchase Agreements		88,374,170

	Shares
Other Investment Companies - 5.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	52,812,003	52,812,003
Total Short-Term Investments (cost $141,186,173)		141,186,173
Total Investments - 108.5% (cost $936,829,945)		1,137,278,187
Other Assets, less Liabilities - (8.5)%		(88,716,326)
Net Assets - 100.0%		$1,048,561,861

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Mid Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

	AMG TimesSquare
	Mid Cap	Russell Midcap®
Sector	Growth Fund*	Growth Index
Industrials	22.0%	14.3%
Information Technology	20.7%	20.9%
Consumer Discretionary	15.0%	24.1%
Health Care	12.8%	15.8%
Financials	10.5%	10.0%
Materials	6.3%	5.0%
Telecommunication Services	5.5%	0.5%
Consumer Staples	3.3%	8.0%
Energy	1.4%	1.3%
Utilities	0.0%	0.1%
Other Assets and Liabilities	2.5%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
SBA Communications Corp., Class A**	4.4%
DaVita HealthCare Partners, Inc.**	3.8%
Nielson Holdings PLC**	3.6%
Equifax, Inc.**	2.7%
Alliance Data Systems Corp.**	2.4%
S&P Global, Inc.	2.1%
O’Reilly Automotive, Inc.**	2.0%
Gartner, Inc.**	1.9%
L-3 Communications Holdings, Inc.	1.8%
Amdocs, Ltd.**	1.8%

Top Ten as a Group	26.5%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 15.0%
Dollar Tree, Inc.*	364,700	$34,369,328
Domino’s Pizza, Inc.	196,200	25,776,756
Hanesbrands, Inc.	950,100	23,876,013
O’Reilly Automotive, Inc.*	143,300	38,848,630
Pool Corp.	229,900	21,617,497
Ross Stores, Inc.	498,900	28,282,641
ServiceMaster Global Holdings, Inc.*	719,900	28,652,020
Signet Jewelers, Ltd.	143,000	11,784,630
Tempur Sealy International, Inc.*,1	324,900	17,973,468
Tractor Supply Co.	239,100	21,801,138
Williams-Sonoma, Inc.[1]	370,900	19,335,017
Wyndham Worldwide Corp.	326,000	23,220,980
Total Consumer Discretionary		295,538,118
Consumer Staples - 3.3%
Brown-Forman Corp., Class B	169,800	16,939,248
Church & Dwight Co., Inc.	194,200	19,981,238
The WhiteWave Foods Co.*	609,900	28,628,706
Total Consumer Staples		65,549,192
Energy - 1.4%
Cimarex Energy Co.	125,700	14,998,524
Range Resources Corp.[1]	297,300	12,825,522
Total Energy		27,824,046
Financials - 10.5%
Allied World Assurance Co. Holdings AG	808,400	28,407,176
Apollo Global Management LLC, Class A	1,366,800	20,707,020
Assured Guaranty, Ltd.	915,100	23,216,087
CBRE Group, Inc., Class A*	978,000	25,897,440
Nasdaq, Inc.	303,400	19,620,878
RenaissanceRe Holdings, Ltd.	244,800	28,749,312
S&P Global, Inc.	386,400	41,445,264
SVB Financial Group*	188,200	17,909,112
Total Financials		205,952,289
Health Care - 12.8%
Boston Scientific Corp.*	1,330,200	31,086,774
Centene Corp.*	373,899	26,685,186
DaVita HealthCare Partners, Inc.*	974,700	75,363,804
Envision Healthcare Holdings, Inc.*	753,900	19,126,443
Medivation, Inc.*	502,700	30,312,810

	Shares	Value
Premier, Inc., Class A*	754,600	$24,675,420
Universal Health Services, Inc., Class B	205,700	27,584,370
Vertex Pharmaceuticals, Inc.*	203,000	17,462,060
Total Health Care		252,296,867
Industrials - 22.0%
AerCap Holdings N.V.*	640,600	21,517,754
AMETEK, Inc.	459,700	21,251,931
Avis Budget Group, Inc.*	654,800	21,104,204
Copart, Inc.*	502,700	24,637,327
Equifax, Inc.	419,900	53,915,160
Fastenal Co.[1]	321,800	14,284,702
Genesee & Wyoming, Inc., Class A*	330,100	19,459,395
Hexcel Corp.	499,600	20,803,344
Hubbell, Inc.	159,400	16,811,918
L-3 Communications Holdings, Inc.	241,700	35,454,973
Lincoln Electric Holdings, Inc.	71,200	4,206,496
Nielson Holdings PLC	1,363,800	70,876,686
Rockwell Collins, Inc.	260,500	22,178,970
Ryanair Holdings PLC, Sponsored ADR	323,200	22,475,328
TransDigm Group, Inc.*	74,300	19,592,167
Verisk Analytics, Inc.*	284,450	23,063,206
WABCO Holdings, Inc.*	249,800	22,874,186
Total Industrials		434,507,747
Information Technology - 20.7%
Alliance Data Systems Corp.*	243,800	47,765,296
Amdocs, Ltd.	610,400	35,232,288
Amphenol Corp., Class A	407,600	23,367,708
Booz Allen Hamilton Holding Corp.	881,000	26,112,840
CoStar Group, Inc.*	107,800	23,571,548
Electronic Arts, Inc.*	270,400	20,485,504
Fidelity National Information Services, Inc.	272,200	20,055,696
FleetCor Technologies, Inc.*	155,000	22,185,150
Gartner, Inc.*	392,300	38,213,943
Global Payments, Inc.	401,300	28,644,794
NeuStar, Inc., Class A*,1	701,900	16,501,669
NXP Semiconductors N.V.*	238,900	18,715,426
Qlik Technologies, Inc.*	396,900	11,740,302
SS&C Technologies Holdings, Inc.	728,200	20,447,856
Vantiv, Inc., Class A*	510,600	28,899,960

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.7% (continued)
Xilinx, Inc.	582,300	$26,861,499
Total Information Technology		408,801,479
Materials - 6.3%
Ecolab, Inc.	235,300	27,906,580
International Flavors & Fragrances, Inc.	157,800	19,893,846
Martin Marietta Materials, Inc.	141,000	27,072,000
RPM International, Inc.	533,400	26,643,330
Sealed Air Corp.	492,200	22,626,434
Total Materials		124,142,190
Telecommunication Services - 5.5%
Level 3 Communications, Inc.*	415,300	21,383,797
SBA Communications Corp., Class A*	805,300	86,924,082
Total Telecommunication Services		108,307,879
Total Common Stocks (cost $1,304,384,031)		1,922,919,807

	Principal
	Amount
Short-Term Investments - 4.8%
Repurchase Agreements - 2.1%[2]
Bank of Nova Scotia, dated 06/30/16, due 07/01/16, 0.420% total to be received $9,559,749 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.250%, 01/01/30 - 06/20/46, totaling $9,750,944)	$9,559,637	9,559,637
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $9,997,864 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $10,197,688)	9,997,733	9,997,733

	Principal Amount	Value
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500% total to be received $9,997,872 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $10,197,688)	$9,997,733	$9,997,733
Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420% total to be received $9,997,850 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $10,197,688)	9,997,733	9,997,733
State of Wisconsin Investment Board, dated 06/30/16, due 07/01/16, 0.480% total to be received $2,542,476 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $2,613,855)	2,542,442	2,542,442
Total Repurchase Agreements		42,095,278

	Shares
Other Investment Companies - 2.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	23,093,458	23,093,458
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.37%	15,108,817	15,108,817
JPMorgan US Government Money Market Fund, 0.30%	15,016,411	15,016,411
Total Other Investment Companies		53,218,686
Total Short-Term Investments (cost $95,313,964)		95,313,964
Total Investments - 102.3% (cost $1,399,697,995)		2,018,233,771
Other Assets, less Liabilities - (2.3)%		(44,999,655)
Net Assets - 100.0%		$1,973,234,116

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare International Small Cap Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

	AMG TimesSquare
	International	MSCI EAFE
Sector	Small Cap Fund*	Small Cap Index
Consumer Discretionary	25.7%	15.9%
Financials	29.6%	22.6%
Industrials	17.6%	21.5%
Health Care	8.4%	8.1%
Information Technology	10.5%	10.1%
Consumer Staples	2.9%	7.5%
Materials	0.4%	8.8%
Energy	0.0%	2.7%
Telecommunication Services	0.0%	1.1%
Utilities	0.0%	1.7%
Other Assets and Liabilities	4.9%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Yes Bank, Ltd.	3.3%
Horiba, Ltd.**	3.0%
Greene King PLC**	3.0%
Sugi Holdings Co., Ltd.**	2.9%
Altran Technologies SA	2.9%
Challenger, Ltd.	2.9%
ABC-Mart, Inc.**	2.8%
Teleperformance**	2.5%
Kennedy Wilson Europe Real Estate PLC	2.5%
Interpump Group S.P.A.	2.3%
Top Ten as a Group	28.1%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 95.1%
Consumer Discretionary - 25.7%
ABC-Mart, Inc. (Japan)	13,700	$919,431
CTS Eventim AG & Co. KGaA (Germany)	17,812	544,506
Dalata Hotel Group PLC (Ireland)*,1	98,530	399,106
De’Longhi S.P.A. (Italy)	13,754	327,752
Don Quijote Holdings Co., Ltd. (Japan)	8,900	330,748
Greene King PLC (United Kingdom)	95,330	992,760
Gulliver International Co., Ltd. (Japan)[1]	73,100	600,003
Izumi Co., Ltd. (Japan)	15,400	599,930
Koito Manufacturing Co., Ltd. (Japan)	13,600	626,205
Moncler S.P.A. (Italy)	35,100	554,139
Nirvana Asia, Ltd. (Malaysia) (a)	897,400	287,548
Samsonite International, S.A. (United States)	247,350	684,878
Skylark Co., Ltd. (Japan)	46,900	594,432
Start Today Co., Ltd. (Japan)	9,000	475,728
Tamedia AG (Switzerland)	660	111,183
Yoox Net-A-Porter Group S.P.A. (Italy)*	18,975	440,385
Total Consumer Discretionary		8,488,734
Consumer Staples - 2.9%
Sugi Holdings Co., Ltd. (Japan)	17,430	971,860
Financials - 29.6%
Avanza Bank Holding AB (Sweden)	17,100	657,071
Bolsas y Mercados Espanoles, S.A. (Spain)	14,300	401,896
Challenger, Ltd. (Australia)	147,015	960,485
Credito Real, S.A.B. de C.V. (Mexico)	102,264	195,774
FinecoBank Banca Fineco S.P.A. (Italy)[1]	109,100	712,529
GRENKELEASING AG (Germany)	775	135,351
Hoist Finance AB (Sweden) (a),[1]	65,000	574,052
Indiabulls Housing Finance, Ltd. (India)	43,950	438,707
Jupiter Fund Management PLC (United Kingdom)	132,800	652,120
kabu.com Securities Co., Ltd. (Japan)	116,000	375,800
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	63,600	816,678
Qualitas Controladora SAB de CV (Mexico)	77,125	109,470
Shriram Transport Finance Co., Ltd. (India)	33,525	599,503
St. James’s Place PLC (United Kingdom)	19,067	201,077
Steadfast Group, Ltd. (Australia)	201,400	299,665
Tamburi Investment Partners S.P.A (Italy)[1]	72,900	272,659
Tokyo Tatemono Co., Ltd. (Japan)	30,000	359,769

	Shares	Value
Topdanmark A/S (Denmark)*	16,250	$387,275
Yes Bank, Ltd. (India)	66,150	1,089,913
Zenkoku Hosho Co., Ltd. (Japan)	15,100	551,520
Total Financials		9,791,314
Health Care - 8.4%
Amplifon S.P.A. (Italy)	34,800	325,691
DiaSorin S.P.A. (Italy)	6,625	405,140
Eurofins Scientific SE (Luxembourg)	1,600	592,759
Korian, S.A. (France)	14,400	465,290
Miraca Holdings, Inc. (Japan)	10,030	434,982
Orpea (France)	2,980	244,351
Recipharm AB, B Shares (Sweden)[1]	22,420	313,351
Total Health Care		2,781,564
Industrials - 17.6%
AirAsia BHD (Malaysia)	420,500	272,259
Alimak Group AB (Sweden) (a),[1]	19,600	186,503
Bossard Holding AG (Switzerland)[1]	2,035	215,841
Daetwyler Holding AG (Switzerland)	1,884	250,814
Diploma PLC (United Kingdom)	35,325	393,426
Interpump Group S.P.A. (Italy)	48,350	757,538
IPH, Ltd. (Australia)	38,800	187,374
KION Group AG (Germany)	13,500	654,320
LISI (France)	7,390	187,354
Melrose Industries PLC (United Kingdom)	23,814	135,291
Nabtesco Corp. (Japan)	15,300	365,060
Norma Group SE (Germany)	5,665	268,412
Palfinger AG (Austria)	6,640	190,814
Polypipe Group PLC (United Kingdom)	51,600	178,876
Prosegur Cia de Seguridad, S.A. (Spain)	62,310	375,515
Rotork PLC (United Kingdom)	63,000	182,388
Stabilus, S.A. (Luxembourg)*	4,100	195,110
Teleperformance (France)	9,900	843,306
Total Industrials		5,840,201
Information Technology - 10.5%
Altran Technologies SA (France)	72,650	962,426
Datalogic S.P.A (Italy)	21,700	349,612
Horiba, Ltd. (Japan)	22,595	994,153
Link Administration Holdings, Ltd. (Australia)*	42,900	262,839
RIB Software AG (Germany)[1]	18,000	175,129
SimCorp A/S (Denmark)	11,500	564,380

The accompanying notes are an integral part of these financial statements.

11

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.5% (continued)
Telit Communications PLC (United Kingdom)	47,725	$155,220
Total Information Technology		3,463,759
Materials - 0.4%
Frutarom Industries, Ltd. (Israel)	3,120	144,040
Total Common Stocks (cost $30,433,941)		31,481,472
Warrants - 0.0%#
Financials - 0.0%#
Tamburi Investment Partners S.P.A., 06/30/20 (Italy)* (cost $0)	8,925	3,962

	Principal Amount
Short-Term Investments - 10.3%
Repurchase Agreements - 5.5%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420% total to be received $803,295 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $819,352)	$803,286	$803,286
Total Repurchase Agreements		1,803,286

	Shares
Other Investment Companies - 4.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	1,581,824	1,581,824
Total Investments - 105.4% (cost $33,819,051)		34,870,544
Other Assets, less Liabilities - (5.4)%		(1,774,583)
Net Assets - 100.0%		$33,095,961

The accompanying notes are an integral part of these financial statements.

12

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG TimesSquare Small Cap Growth Fund	$942,601,816	$231,453,686	$(36,777,315)	$194,676,371
AMG TimesSquare Mid Cap Growth Fund	1,419,046,788	642,763,061	(43,576,078)	599,186,983
AMG TimesSquare International Small Cap Fund	34,047,130	3,979,574	(3,156,160)	823,414

*	Non-income producing security.
#	Less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers.

At June 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare International Small Cap Fund	$1,048,103	3.2%

[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$86,746,897	8.3%
AMG TimesSquare Mid Cap Growth Fund	41,008,633	2.1%
AMG TimesSquare International Small Cap Fund	1,732,313	5.2%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

13

Notes to Schedules of Portfolio Investments (continued)

	AMG TimesSquare
	International	MSCI EAFE
Country	Small Cap Fund†	Small Cap Index
Australia	5.4%	6.3%
Austria	0.6%	0.8%
Belgium	0.0%	2.0%
Denmark	3.0%	1.4%
Finland	0.0%	1.5%
France	8.6%	4.4%
Germany	5.6%	6.1%
Hong Kong	0.0%	2.6%
India	6.8%	0.0%
Ireland	1.3%	0.9%
Israel	0.5%	1.4%
Italy	13.2%	3.6%
Japan	26.0%	32.4%
Luxembourg	2.5%	0.0%

	AMG TimesSquare
	International	MSCI EAFE
Country	Small Cap Fund†	Small Cap Index
Malaysia	1.8%	0.0%
Mexico	1.0%	0.0%
Netherlands	0.0%	1.8%
New Zealand	0.0%	1.3%
Norway	0.0%	1.6%
Portugal	0.0%	0.3%
Singapore	0.0%	2.0%
Spain	2.5%	2.5%
Sweden	5.5%	5.4%
Switzerland	1.8%	4.4%
United Kingdom	11.8%	17.3%
United States	2.1%	0.0%

	100.0%	100.0%

†	As a percentage of total long-term investments as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

14

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2016:

(See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$996,092,014	—	—	$996,092,014
Short-Term Investments
Repurchase Agreements	—	$88,374,170	—	88,374,170
Other Investment Companies	52,812,003	—	—	52,812,003

Total Investments in Securities	$1,048,904,017	$88,374,170	—	$1,137,278,187

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$1,922,919,807	—	—	$1,922,919,807
Short-Term Investments
Repurchase Agreements	—	$42,095,278	—	42,095,278
Other Investment Companies	53,218,686	—	—	53,218,686

Total Investments in Securities	$1,976,138,493	$42,095,278	—	$2,018,233,771

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Financials	$305,244	$9,486,070	—	$9,791,314
Consumer Discretionary	510,289	7,978,445	—	8,488,734
Industrials	807,858	5,032,343	—	5,840,201
Information Technology	—	3,463,759	—	3,463,759
Health Care	313,351	2,468,213	—	2,781,564
Consumer Staples	—	971,860	—	971,860
Materials	—	144,040	—	144,040
Warrants	3,962	—	—	3,962
Short-Term Investments
Repurchase Agreements	—	1,803,286	—	1,803,286
Other Investment Companies	1,581,824	—	—	1,581,824

Total Investments in Securities	$3,522,528	$31,348,016	—	$34,870,544

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2016, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund had no transfers between levels from the beginning of the reporting period.

As of June 30, 2016, the AMG TimesSquare International Small Cap Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into	Transfer out of	Transfer into	Transfer out of
	Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	$800,877	$(820,343)	$820,343	$(800,877)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities (unaudited)

June 30, 2016

	AMG	AMG	AMG
	TimesSquare	TimesSquare	TimesSquare
	Small Cap	Mid Cap	International
	Growth Fund	Growth Fund	Small Cap Fund
Assets:
Investments at value* (including securities on loan valued at $86,746,897, $41,008,633 and $1,732,313, respectively)	$1,137,278,187	$2,018,233,771	$34,870,544
Foreign currency**	—	—	7,209
Receivable for investments sold	8,502,012	7,414,280	—
Receivable for Fund shares sold	449,316	895,730	196,343
Dividends, interest and other receivables	456,125	439,718	74,370
Prepaid expenses	30,859	37,712	17,068
Receivable from affiliate	—	1,481	4,069
Total assets	1,146,716,499	2,027,022,692	35,169,603
Liabilities:
Payable upon return of securities loaned	88,374,170	42,095,278	1,803,286
Payable for investments purchased	7,112,710	7,818,707	186,816
Payable for Fund shares repurchased	1,666,539	1,868,418	14,137
Payable for foreign capital gains tax	—	—	5,139
Accrued expenses:
Investment advisory and management fees	869,446	1,634,962	24,385
Shareholder servicing fees - Premier Class	44,934	130,746	496
Trustees fees and expenses	—	994	—
Other	86,839	239,471	39,383
Total liabilities	98,154,638	53,788,576	2,073,642
Net Assets	$1,048,561,861	$1,973,234,116	$33,095,961
Net Assets Represent:
Paid-in capital	$820,358,617	$1,347,711,259	$30,803,830
Undistributed (accumulated) net investment income (loss)	(1,566,977)	793,490	644,534
Accumulated net realized gain from investments	29,321,979	6,193,591	601,164
Net unrealized appreciation of investments and foreign currency translations	200,448,242	618,535,776	1,046,433
Net Assets	$1,048,561,861	$1,973,234,116	$33,095,961
Institutional Class:
Net Assets	$779,121,439	$1,181,831,153	$29,887,657
Shares outstanding	51,246,272	66,304,556	2,386,559
Net asset value, offering and redemption price per share	$15.20	$17.82	$12.52
Premier Class:
Net Assets	$269,440,422	$791,402,963	$3,208,304
Shares outstanding	18,106,115	45,281,790	257,294
Net asset value, offering and redemption price per share	$14.88	$17.48	$12.47
* Investments at cost	$936,829,945	$1,399,697,995	$33,819,051
** Foreign currency at cost	—	—	$7,181

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations (unaudited)

For the six months ended June 30, 2016

	AMG	AMG	AMG
	TimesSquare	TimesSquare	TimesSquare
	Small Cap	Mid Cap	International
	Growth Fund	Growth Fund	Small Cap Fund
Investment Income:
Dividend income	$3,340,863	$7,802,450	$980,088
Securities lending income	508,826	337,599	15,133
Interest income	53	561	—
Foreign withholding tax	—	—	(35,301)
Total investment income	3,849,742	8,140,610	959,920
Expenses:
Investment advisory and management fees	5,026,241	9,718,120	136,726
Shareholder servicing fees - Premier Class	256,265	770,468	1,147
Transfer agent	15,886	39,613	493
Custodian	43,200	81,223	18,272
Professional fees	46,891	81,234	20,687
Registration fees	16,277	20,819	13,417
Trustees fees and expenses	37,226	76,492	999
Reports to shareholders	11,366	85,075	1,205
Miscellaneous	11,907	24,703	917
Total expenses before offsets	5,465,259	10,897,747	193,863
Expense reimbursements	—	—	(33,053)
Expense reductions	(48,540)	(155,356)	—
Fee waivers	—	(8,980)	—
Net expenses	5,416,719	10,733,411	160,810
Net investment income (loss)	(1,566,977)	(2,592,801)	799,110
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	9,345,472 [1]	(7,306,437)	568,530
Net realized gain on foreign currency transactions	—	—	26,237
Net change in unrealized appreciation (depreciation) of investments	(4,811,247)	51,461,548	(1,884,281)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(178)
Net realized and unrealized gain (loss)	4,534,225	44,155,111	(1,289,692)
Net increase (decrease) in net assets resulting from operations	$2,967,248	$41,562,310	$(490,582)

[1]	Includes realized gains of $7,462,548 relating to redemptions in-kind. See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	AMG TimesSquare		AMG TimesSquare		AMG TimesSquare
	Small Cap		Mid Cap		International Small
	Growth Fund		Growth Fund		Cap Fund
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(1,566,977)	$(5,114,976)	$(2,592,801)	$(6,044,621)	$799,110	$314,190
Net realized gain (loss) on investments and foreign currency transactions	9,345,472	113,078,343	(7,306,437)	216,760,066	594,767	985,392
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(4,811,247)	(96,062,726)	51,461,548	(195,156,802)	(1,884,459)	2,601,177
Net increase (decrease) in net assets resulting from operations	2,967,248	11,900,641	41,562,310	15,558,643	(490,582)	3,900,759
Distributions to Shareholders:
From net investment income:
Institutional Class	—	—	—	—	—	(427,651)
Premier Class	—	—	—	—	—	(4,307)
From net realized gain on investments:
Institutional Class	—	(85,443,044)	—	(98,198,571)	—	(1,011,160)
Premier Class	—	(30,456,473)	—	(62,483,366)	—	(11,576)
Total distributions to shareholders	—	(115,899,517)	—	(160,681,937)	—	(1,454,694)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(33,758,902)	94,528,326	(218,733,747)	(163,226,583)	3,130,542	24,931,425
Total increase (decrease) in net assets	(30,791,654)	(9,470,550)	(177,171,437)	(308,349,877)	2,639,960	27,377,490
Net Assets:
Beginning of period	1,079,353,515	1,088,824,065	2,150,405,553	2,458,755,430	30,456,001	3,078,511
End of period	$1,048,561,861	$1,079,353,515	$1,973,234,116	$2,150,405,553	$33,095,961	$30,456,001
End of period undistributed (accumulated) net investment income (loss)	$(1,566,977)	—	$793,490	$3,386,291	$644,534	$(154,576)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2016	For the years ended December 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.14	$16.75	$18.08	$13.00	$12.76	$13.01
Income from Investment Operations:
Net investment loss[1,2]	(0.02)	(0.07)[4]	(0.05)[5]	(0.08)[6]	(0.02)[7]	(0.06)
Net realized and unrealized gain (loss) on investments	0.08	0.26	(0.39)	6.28	1.66	0.41
Total income (loss) from investment operations	0.06	0.19	(0.44)	6.20	1.64	0.35
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.80)	(0.89)	(1.12)	(1.40)	(0.60)
Net Asset Value, End of Period	$15.20	$15.14	$16.75	$18.08	$13.00	$12.76
Total Return[2]	0.40%[14]	1.03%	(2.48)%	47.69%	13.01%[8]	2.64%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.04%[15]	1.02%	1.01%	1.06%[9]	1.03%[10]	1.03%
Ratio of expenses to average net assets (with offsets)	1.04%[15]	1.03%	1.04%	1.07%[9]	1.05%[10]	1.05%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.04%[15]	1.03%	1.04%	1.07%[9]	1.06%[10]	1.06%
Ratio of net investment loss to average net assets[2]	(0.26)%[15]	(0.40)%	(0.29)%	(0.53)%[9]	(0.12)%[10]	(0.48)%
Portfolio turnover	26%[14]	71%	48%	61%	65%	44%
Net assets at end of period (000’s omitted)	$779,121	$806,745	$768,312	$896,706	$665,011	$520,075

	For the six
	months ended
	June 30, 2016	For the years ended December 31,
Premier Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.84	$16.44	$17.80	$12.82	$12.59	$12.86
Income from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.10)[4]	(0.08)[5]	(0.10)[6]	(0.04)[7]	(0.08)
Net realized and unrealized gain (loss) on investments	0.07	0.27	(0.40)	6.18	1.65	0.40
Total income (loss) from investment operations	0.04	0.17	(0.48)	6.08	1.61	0.32
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.77)	(0.88)	(1.10)	(1.38)	(0.59)
Net Asset Value, End of Period	$14.88	$14.84	$16.44	$17.80	$12.82	$12.59
Total Return[2]	0.27%[14]	0.90%	(2.78)%	47.44%	12.95%	2.46%
Ratio of net expenses to average net assets (with offsets/reductions)	1.24%[15]	1.22%	1.19%	1.19%[9]	1.14%[10]	1.14%
Ratio of expenses to average net assets (with offsets)	1.24%[15]	1.23%	1.22%	1.20%[9]	1.16%[10]	1.16%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.24%[15]	1.23%	1.22%	1.20%[9]	1.17%[10]	1.18%
Ratio of net investment loss to average net assets[2]	(0.46)%[15]	(0.60)%	(0.47)%	(0.63)%[9]	(0.27)%[10]	(0.59)%
Portfolio turnover	26%[14]	71%	48%	61%	65%	44%
Net assets at end of period (000’s omitted)	$269,440	$272,609	$320,512	$351,132	$133,093	$184,685

20

AMG TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2016	For the years ended December 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.33	$18.54	$18.49	$15.05	$13.34	$14.04
Income from Investment Operations:
Net investment loss[1,2]	(0.02)	(0.03)[4]	(0.02)[5]	(0.03)[6]	(0.02)[7]	(0.04)
Net realized and unrealized gain (loss) on investments	0.51	0.16	1.02	5.54	2.51	(0.22)
Total income (loss) from investment operations	0.49	0.13	1.00	5.51	2.49	(0.26)
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.34)	(0.95)	(2.07)	(0.78)	(0.44)
Net Asset Value, End of Period	$17.82	$17.33	$18.54	$18.49	$15.05	$13.34
Total Return[2]	2.83%[14]	0.67%	5.34%	36.72%	18.71%	(1.89)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.03%[15]	1.02%	1.03%	1.04%[11]	1.06%[12]	1.06%
Ratio of expenses to average net assets (with offsets)	1.04%[15]	1.03%	1.04%	1.05%[11]	1.07%[12]	1.07%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.04%[15]	1.03%	1.04%	1.05%[11]	1.07%[12]	1.07%
Ratio of net investment loss to average net assets[2]	(0.19)%[15]	(0.17)%	(0.12)%	(0.17)%[11]	(0.16)%[12]	(0.29)%
Portfolio turnover	23%[14]	47%	43%	54%	42%	60%
Net assets at end of period (000’s omitted)	$1,181,831	$1,283,161	$1,542,214	$1,319,016	$952,858	$854,828

	For the six
	months ended
	June 30, 2016	For the years ended December 31,
Premier Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.02	$18.24	$18.23	$14.87	$13.21	$13.92
Income from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.07)[4]	(0.06)[5]	(0.07)[6]	(0.05)[7]	(0.07)
Net realized and unrealized gain (loss) on investments	0.49	0.17	1.00	5.47	2.48	(0.21)
Total income (loss) from investment operations	0.46	0.10	0.94	5.40	2.43	(0.28)
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.32)	(0.93)	(2.04)	(0.77)	(0.43)
Net Asset Value, End of Period	$17.48	$17.02	$18.24	$18.23	$14.87	$13.21
Total Return[2]	2.70%[14]	0.49%	5.12%	36.43%	18.44%	(2.01)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.23%[15]	1.22%	1.22%	1.24%[11]	1.26%[12]	1.26%
Ratio of expenses to average net assets (with offsets)	1.24%[15]	1.23%	1.23%	1.25%[11]	1.27%[12]	1.27%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.24%[15]	1.23%	1.24%	1.25%[11]	1.27%[12]	1.27%
Ratio of net investment loss to average net assets[2]	(0.39)%[15]	(0.37)%	(0.34)%	(0.38)%[11]	(0.36)%[12]	(0.49)%
Portfolio turnover	23%[14]	47%	43%	54%	42%	60%
Net assets at end of period (000’s omitted)	$791,403	$867,245	$916,541	$1,214,525	$663,656	$648,295

21

AMG TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2016	For the years ended December 31,
Institutional Class	(unaudited)	2015	2014	2013*
Net Asset Value, Beginning of Period	$12.69	$11.82	$11.98	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.33	0.13	0.14	0.10 [6]
Net realized and unrealized gain (loss) on investments	(0.50)	1.38	0.12	2.36
Total income (loss) from investment operations	(0.17)	1.51	0.26	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.19)	(0.14)	(0.21)
Net realized gain on investments	—	(0.45)	(0.28)	(0.09)
Paid-in capital	—	—	—	(0.18)
Total distributions to shareholders	—	(0.64)	(0.42)	(0.48)
Net Asset Value, End of Period	$12.52	$12.69	$11.82	$11.98
Total Return[2]	(1.34)%[14]	12.78%	2.15%[8]	24.77%[8,14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[15]	1.05%	1.05%	1.07%[13,15]
Ratio of expenses to average net assets (with offsets)	1.05%[15]	1.05%	1.05%	1.07%[13,15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.27%[15]	1.30%	4.17%	8.05%[13,15]
Ratio of net investment income to average net assets[2]	5.32%[15]	1.04%	1.13%	0.88%[13,15]
Portfolio turnover	25%[14]	95%	61%	58%[14]
Net assets at end of period (000’s omitted)	$29,888	$30,119	$3,045	$2,768

	For the six
	months ended
	June 30, 2016	For the years ended December 31,
Premier Class	(unaudited)	2015	2014	2013*
Net Asset Value, Beginning of Period	$12.65	$11.79	$11.98	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.20	0.05	0.11	0.11 [6]
Net realized and unrealized gain (loss) on investments	(0.38)	1.43	0.11	2.35
Total from investment operations	(0.18)	1.48	0.22	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.17)	(0.14)	(0.21)
Net realized gain on investments	—	(0.45)	(0.27)	(0.09)
Paid-in capital	—	—	—	(0.18)
Total distributions to shareholders	—	(0.62)	(0.41)	(0.48)
Net Asset Value, End of Period	$12.47	$12.65	$11.79	$11.98
Total Return[2]	(1.42)%[14]	12.51%	1.89%[8]	24.77%[8,14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.30%[15]	1.30%	1.30%	1.08%[13,15]
Ratio of expenses to average net assets (with offsets)	1.30%[15]	1.30%	1.30%	1.08%[13,15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.48%[15]	1.59%	4.47%	8.50%[13,15]
Ratio of net investment income to average net assets[2]	3.22%[15]	0.37%	0.90%	0.97%[13,15]
Portfolio turnover	25%[14]	95%	61%	58%[14]
Net assets at end of period (000’s omitted)	$3,208	$337	$33	$19

22

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commencement of operations was on January 2, 2013.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.09) and $(0.12) for AMG TimesSquare Small Cap Growth Fund’s Institutional Class and Premier Class, respectively, and $(0.04) and $(0.08) for AMG TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.10) and $(0.12) for AMG TimesSquare Small Cap Growth Fund’s Institutional Class and Premier Class, respectively, and $(0.04) and $(0.08) for AMG TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.09) and $(0.11) for the AMG TimesSquare Small Cap Fund’s Institutional Class and Premier Class, respectively, $(0.06) and $(0.10) for AMG TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively and $0.09 and $0.10 for AMG TimesSquare International Small Cap Fund’s Institutional Class and Premier Class, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.06) and $(0.08) for AMG TimesSquare Small Cap Growth Fund’s Institutional Class and Premier Class, respectively, and $(0.04) and $(0.06) for AMG TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[9]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.017% of average net assets for the Institutional Class and Premier Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.003% of average net assets for the Institutional Class and Premier Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.019% and 0.019% of average net assets for the Institutional Class and Premier Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.004% of average net assets for the Institutional Class and Premier Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.028% of average net assets for the Institutional Class and Premier Class, respectively.
[14]	Not annualized.
[15]	Annualized.

23

Notes to Financial Statements (unaudited)

June 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”) and AMG TimesSquare International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively the “Funds.” International Small Cap will deduct a 2.00% redemption fee from the proceeds of redemptions (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2016, International Small Cap had redemption fees amounting to $160.

The Funds offer both Institutional Class and Premier Class shares. Each class represents an interest in the same assets of the Funds. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Small Cap is closed to new investors. Please refer to a current prospectus for additional information.

Effective January 1, 2016, Mid Cap reopened to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value

24

Notes to Financial Statements (continued)

measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on ex-date, and if after the fact, as soon as the Trust becomes aware of the ex-dividend date except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2016, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Small Cap - $48,540 or less than 0.01% and Mid Cap - $155,356 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2016, the Funds’ custodian expense was not reduced.

Effective June 1, 2016, the overdraft fees are computed at 1.75% (previously 1.0%) above the Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2016, overdraft fees for International Small Cap equaled $150.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The permanent differences are primarily due to a net operating loss, redemptions in-kind, foreign currency and a reclassification of short-term gain dividends paid to ordinary income. The temporary differences are due to differing treatments for losses deferred due to excise tax regulations, mark-to market on passive foreign investment companies and wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

25

Notes to Financial Statements (continued)

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2015 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2016, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended June 30, 2016 and for the year ended December 31, 2015, Small Cap and Mid Cap transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $24,588,173 and $103,352,960, respectively. For the purposes of U.S. GAAP, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015, the capital stock transactions by class for the Funds were as follows:

	Small Cap					Mid Cap
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	3,478,913	$49,787,803	8,282,082	$143,492,310	5,735,241	$95,446,664	8,223,494	$159,029,491
Reinvestment of distributions	—	—	5,447,145	83,450,264	—	—	4,896,481	85,247,738
Cost of shares repurchased	(5,508,329)	(79,537,317)[1]	(6,330,594)	(110,556,900)	(13,480,959)	(221,981,996)	(22,256,523)	(416,207,597)[2]

Net increase (decrease)	(2,029,416)	$(29,749,514)	7,398,633	$116,385,674	(7,745,718)	$(126,535,332)	(9,136,548)	$(171,930,368)

Premier Class:
Proceeds from sale of shares	1,425,257	$19,718,500	3,354,676	$57,077,325	2,752,597	$45,742,720	11,299,019	$215,207,791
Reinvestment of distributions	—	—	2,028,421	30,446,605	—	—	3,641,628	62,271,843
Cost of shares repurchased	(1,693,154)	(23,727,888)	(6,503,413)	(109,381,278)	(8,434,079)	(137,941,135)	(14,219,152)	(268,775,849)

Net increase (decrease)	(267,897)	$(4,009,388)	(1,120,316)	$(21,857,348)	(5,681,482)	$(92,198,415)	721,495	$8,703,785

[1]	Includes redemptions in-kind in the amount of $ 24,588,173.
[2]	Includes redemptions in-kind in the amount of $ 103,352,960.

26

Notes to Financial Statements (continued)

	International Small Cap
	2016		2015
	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	163,909	$2,045,391	2,557,518	$30,287,908
Reinvestment of distributions	—	—	113,815	1,438,615
Cost of shares repurchased	(150,519)	(1,888,053)	(555,821)	(7,098,297)

Net increase	13,390	$157,338	2,115,512	$24,628,226

Premier Class:
Proceeds from sale of shares	239,764	$3,088,758	40,973	$521,716
Reinvestment of distributions	—	—	1,261	15,883
Cost of shares repurchased	(9,082)	(115,554)	(18,449)	(234,400)

Net increase	230,682	$2,973,204	23,785	$303,199

At June 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap - three collectively own 47%; Mid Cap - three collectively own 51%; International Small Cap - one owns 71%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At June 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Small Cap, Mid Cap and International Small Cap were $88,374,170, $42,095,278 and $1,803,286, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

27

Notes to Financial Statements (continued)

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	1.00%
Mid Cap	1.00%
International Small Cap	0.90%

Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a reimbursement agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to the following percentages of Small Cap, Mid Cap and International Small Cap Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances.

Small Cap	Mid Cap		International Small Cap
Institutional Class	1.05%	1.19%	1.05%
Premier Class	1.25%	1.39%	1.30%

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount.

For the six months ended June 30, 2016, the Fund’s expiration of reimbursement is as follows:

Expiration Period	International Small Cap
Less than 1 year*	$118,761
Within 2 years	85,613
Within 3 years	81,804

Total Amount Subject to Reimbursement	$286,178

*	A portion of this represents the expiration amount through the fiscal year ended December 31, 2016 of $79,734.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund has made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares and JPMorgan US Government Money Market Fund. For the six months ended June 30, 2016, the management fee for Mid Cap was reduced by $8,980 or 0.00%.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For the Premier Class of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Premier Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below. The impact on the annualized expense ratios for the six months ended June 30, 2016, were as follows:

28

Notes to Financial Statements (continued)

Fund	Maximum Amount Approved	Actual Amount Incurred
Small Cap
Premier Class	0.20%	0.20%
Mid Cap
Premier Class	0.20%	0.20%
International Small Cap
Premier Class	0.25%	0.25%

In June 2016, the Funds’ Board approved a proposal to revise certain fees paid by the Funds. These changes will not increase the overall fees incurred by the Funds or by shareholders of the Funds. These changes will not be effective until October 1, 2016 following execution of all relevant agreements and the filing of revised prospectuses and Statements of Additional Information with the Securities and Exchange Commission. The Board approved, in some cases, changes to the administrative fee and/or management fee of the Funds. Further details regarding such changes will be available once all relevant agreements are finalized and executed and revised prospectuses and Statements of Additional Information are filed with the Securities and Exchange Commission.

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Small Cap lent $2,056,432 for one day earning interest of $53, and Mid Cap lent $6,084,846 for seven days earning interest of $561. The International Small Cap neither borrowed from nor lent to other Funds in the AMG Funds family. The interest earned is included in the Statement of Operations as interest income. At June 30, 2016, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$257,454,520	$264,454,495
Mid Cap	449,082,229	653,897,599
International Small Cap	10,267,485	7,616,410

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2016.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2016, the value of the securities loaned and cash collateral received, were as follows.

Fund	Securities Loaned	Cash Collateral Received
Small Cap	$86,746,897	$88,374,170
Mid Cap	41,008,633	42,095,278
International Small Cap	1,732,313	1,803,286

29

Notes to Financial Statements (continued)

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following tables are a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of June 30, 2016:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Small Cap
Bank of Nova Scotia	$20,069,225	$20,069,225	—	—
Cantor Fitzgerald Securities, Inc.	20,989,091	20,989,091	—	—
Daiwa Capital Markets America	20,989,091	20,989,091	—	—
Nomura Securities International, Inc.	20,989,091	20,989,091	—	—
State of Wisconsin Investment Board	5,337,672	5,337,672	—	—

Totals	$88,374,170	$88,374,170	—	—

Mid Cap
Bank of Nova Scotia	$9,559,637	$9,559,637	—	—
Cantor Fitzgerald Securities, Inc.	9,997,733	9,997,733	—	—
Daiwa Capital Markets America	9,997,733	9,997,733	—	—
Nomura Securities International, Inc.	9,997,733	9,997,733	—	—
State of Wisconsin Investment Board	2,542,442	2,542,442	—	—

Totals	$42,095,278	$42,095,278	—	—

International Small Cap
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	803,286	803,286

Totals	$1,803,286	$1,803,286	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

30

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare International Small Cap Fund: Approval of Investment Management and Subadvisory Agreements on June 22-23, 2016.

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare International Small Cap Fund (each, a “Fund”, and collectively, the “Funds”) and separately an amendment, to be effective October 1, 2016, to such Investment Management Agreement (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadvisor with respect to each Fund and separately an amendment, to be effective October 1, 2016, to the Subadvisory Agreement with respect to each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a

31

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the

Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark. The Trustees’ also took into account the fact that the Fund ranked in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above the median performance for the Peer Group and above, below, above and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to the Fund Benchmark. The Trustees noted that the Fund ranked in the top decile relative to its Peer Group for the 10-year period and in the top quintile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2016 and for the period from the Fund’s inception on January 2, 2013 through March 31, 2016 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees noted that the Fund ranked in the top decile relative to its Peer Group for all relevant time periods. The Trustees concluded that the Fund’s performance has been satisfactory.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that, effective October 1, 2016, the management fee rate for each Fund will be reduced and each Fund will be authorized to pay an administrative fee to the Investment Manager. The Trustees further noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund, but that effective October 1, 2016, the Investment Manager will pay the Subadvisor a subadvisory fee that is a portion of the advisory fee that it receives from each Fund. The Trustees also considered the amount of the advisory fee that will be retained by the Investment

32

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Manager after payment of the subadvisory fee with respect to each Fund effective October 1, 2016. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadvisor. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current and revised advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of the Subadvisor’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current and revised subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.19% for Institutional Class shares and 1.39% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05% for Institutional Class shares and 1.25% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the Fund’s advisory fee and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

33

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

34

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300, Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company,     LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

AMG SouthernSun Global Opportunities

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

SAR014-0616	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2016

AMG Managers Skyline Special Equities Fund: SKSEX

www.amgfunds.com |	SAR018-0616

AMG Managers Skyline Special Equities Fund

Semi-Annual Report—June 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8

Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts	9

Statement of Operations

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period	10

Statements of Changes in Net Assets

Detail of changes in assets for the past two periods

Financial Highlights	11

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	12

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2016	Expense Ratio for the Period	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During the Period*
AMG Managers Skyline Special Equities Fund
Based on Actual Fund Return	1.32%	$1,000	$999	$6.56
Hypothetical (5% return before expenses)	1.32%	$1,000	$1,018	$6.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) then divided by 366.

2

Fund Performance (unaudited)

Periods ended June 30, 2016

The table below shows the average annual total returns for the AMG Managers Skyline Special Equities Fund, the Russell 2000® Value Index and the Russell 2000® Index for the same time periods ended June 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Skyline Special Equities Fund [2,3,4,5]	(0.06)%	(9.83)%	10.72%	7.01%[6]
Russell 2000® Value Index [7]	6.08%	(2.58)%	8.15%	5.15%
Russell 2000® Index [8]	2.22%	(6.73)%	8.35%	6.20%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[4]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[6]	Effective after the close of business on December 31, 2007, the Fund was reorganized into the AMG Managers Skyline Special Equities Fund, a series of AMG Funds. The returns shown include the performance of the predecessor Fund.
[7]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment, and does not incur expenses.
[8]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index, and is widely regarded in the industry as the premier measure of small-cap stock performance. The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Skyline Special Equities Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Managers Skyline Special Equities Fund*	Russell 2000® Value Index	Russell 2000® Index
Industrials	25.9%	12.1%	13.9%
Financials	21.2%	41.3%	25.8%
Information Technology	17.5%	10.1%	17.2%
Consumer Discretionary	17.2%	10.7%	13.5%
Materials	8.3%	4.5%	4.6%
Health Care	5.7%	4.6%	13.6%
Energy	0.4%	5.1%	3.1%
Consumer Staples	0.0%	3.0%	3.1%
Telecommunication Services	0.0%	0.8%	0.9%
Utilities	0.0%	7.8%	4.3%
Other Assets and Liabilities	3.8%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Sanmina Corp.	2.2%
BancorpSouth, Inc.**	1.9
The Children’s Place, Inc.	1.9
Reinsurance Group of America, Inc.	1.9
Berry Plastics Group, Inc.**	1.8
Brunswick Corp.	1.8
First Busey Corp.	1.8
Teleflex, Inc.	1.8
ICF International, Inc.**	1.8
La-Z-Boy, Inc.	1.8

Top Ten as a Group	18.7%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 17.2%
Aaron’s, Inc.	1,002,200	$21,938,158
Brunswick Corp.	545,400	24,717,528
Chico’s FAS, Inc.	981,800	10,515,078
The Children’s Place, Inc.	321,700	25,793,906
Deckers Outdoor Corp.*	280,500	16,134,360
Drew Industries, Inc.	238,650	20,247,066
Gildan Activewear, Inc.	470,400	13,796,832
Hibbett Sports, Inc.*,1	579,500	20,160,805
La-Z-Boy, Inc.	859,000	23,897,380
MDC Partners, Inc., Class A	1,177,692	21,539,987
Signet Jewelers, Ltd.	223,100	18,385,671
Winnebago Industries, Inc.	673,200	15,429,744
Total Consumer Discretionary		232,556,515
Energy - 0.4%
Bristow Group, Inc.	415,907	4,745,499
Financials - 21.2%
BancorpSouth, Inc.	1,152,200	26,143,418
BBCN Bancorp, Inc.	1,355,600	20,225,552
Brookline Bancorp, Inc.	1,240,800	13,686,024
Essent Group, Ltd.*	818,050	17,841,670
First Busey Corp.	1,142,557	24,439,294
First Midwest Bancorp, Inc.	1,326,704	23,296,922
Greenhill & Co., Inc.	1,084,000	17,452,400
The Hanover Insurance Group, Inc.	231,807	19,615,508
Infinity Property & Casualty Corp.	265,900	21,447,494
Janus Capital Group, Inc.	1,340,755	18,663,310
Reinsurance Group of America, Inc.	259,047	25,124,969
Sterling Bancorp	1,467,420	23,038,494
UMB Financial Corp.	252,300	13,424,883
Umpqua Holdings Corp.	1,423,514	22,021,762
Total Financials		286,421,700
Health Care - 5.7%
AMN Healthcare Services, Inc.*	300,000	11,991,000
Cross Country Healthcare, Inc.*	1,636,289	22,777,143
The Providence Service Corp.*	395,400	17,745,552
Teleflex, Inc.	135,650	24,052,101
Total Health Care		76,565,796

	Shares	Value
Industrials - 25.9%
BMC Stock Holdings, Inc.*	1,230,920	$21,934,994
Caesarstone, Ltd.*,1	613,600	21,328,736
CBIZ, Inc.*	2,128,675	22,159,507
CEB, Inc.	231,800	14,297,424
Columbus McKinnon Corp.	627,250	8,875,587
Generac Holdings, Inc.*,1	429,500	15,015,320
Granite Construction, Inc.	461,000	20,998,550
Hillenbrand, Inc.	465,200	13,974,608
ICF International, Inc.*	584,900	23,922,410
Knoll, Inc.	947,300	23,000,444
Korn/Ferry International	668,100	13,829,670
ManpowerGroup, Inc.	312,400	20,099,816
McGrath RentCorp	477,800	14,615,902
Mueller Water Products, Inc., Class A	1,684,400	19,235,848
NN, Inc.	931,700	13,034,483
Spirit AeroSystems Holdings, Inc., Class A*	409,100	17,591,300
Steelcase, Inc., Class A	1,644,300	22,313,151
Swift Transportation Co.*,1	906,800	13,973,788
TriMas Corp.*	1,016,200	18,291,600
Triumph Group, Inc.	320,400	11,374,200
Total Industrials		349,867,338
Information Technology - 17.5%
ADTRAN, Inc.	906,800	16,911,820
Belden, Inc.	278,500	16,813,045
Benchmark Electronics, Inc.*	940,889	19,899,802
Entegris, Inc.*	1,435,600	20,773,132
EVERTEC, Inc.	893,100	13,878,774
Knowles Corp.*,1	995,400	13,617,072
NetScout Systems, Inc.*	803,600	17,880,100
Perficient, Inc.*	1,101,900	22,379,589
Sanmina Corp.*	1,104,510	29,611,913
Super Micro Computer, Inc.*	544,872	13,540,069
Tech Data Corp.*	155,000	11,136,750
WNS Holdings, Ltd., ADR*	744,700	20,106,900
Xcerra Corp.*	1,649,906	9,486,960
Zebra Technologies Corp., Class A*	218,200	10,931,820
Total Information Technology		236,967,746
Materials - 8.3%
Berry Plastics Group, Inc.*	643,100	24,984,435
Ferro Corp.*	1,736,400	23,233,032
Headwaters, Inc.*	1,117,100	20,040,774

The accompanying notes are an integral part of these financial statements.

5

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 8.3% (continued)
Ingevity Corp.*	186,500	$6,348,460
Minerals Technologies, Inc.	294,000	16,699,200
PH Glatfelter Co.	1,049,301	20,524,328
Total Materials		111,830,229
Total Common Stocks (cost $1,233,223,693)		1,298,954,823

	Principal Amount
Short-Term Investments - 6.8%
Repurchase Agreements - 4.0%[2]
Bank of Nova Scotia, dated 06/30/16, due 07/01/16, 0.420% total to be received $12,035,405 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.250%, 01/01/30 - 06/20/46, totaling $12,276,114)	$12,035,265	12,035,265
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $12,697,067 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $12,950,839)	12,696,901	12,696,901
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500% total to be received $12,697,077 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $12,950,839)	12,696,901	12,696,901

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420% total to be received $12,697,049 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $12,950,839)	$12,696,901	$12,696,901
State of Wisconsin Investment Board, dated 06/30/16, due 07/01/16, 0.480% total to be received $3,334,165 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $3,427,772)	3,334,121	3,334,121
Total Repurchase Agreements		53,460,089

	Shares
Other Investment Companies - 2.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	37,842,783	37,842,783
Total Short-Term Investments (cost $91,302,872)		91,302,872
Total Investments - 103.0% (cost $1,324,526,565)		1,390,257,695
Other Assets, less Liabilities - (3.0)%		(39,947,969)
Net Assets - 100.0%		$1,350,309,726

The accompanying notes are an integral part of these financial statements.

6

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,325,797,637 for federal income tax purposes at June 30, 2016, the aggregate gross unrealized appreciation and depreciation were $194,485,157 and $130,025,099, respectively, resulting in net unrealized appreciation of investments of $64,460,058.

*	Non-income producing security.
[1]	Some or all of these securities, amounting to a market value of $49,067,678, or 3.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2016: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$1,298,954,823	—	—	$1,298,954,823
Short-Term Investments
Repurchase Agreements	—	$53,460,089	—	53,460,089
Other Investment Companies	37,842,783	—	—	37,842,783

Total Investments in Securities	$1,336,797,606	$53,460,089	—	$1,390,257,695

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2016, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2016

Assets:
Investments at value* (including securities on loan valued at $49,067,678)	$1,390,257,695
Receivable for investments sold	21,057,220
Receivable for Fund shares sold	1,615,730
Dividends, interest and other receivables	1,108,119
Receivable from affiliate	142,095
Prepaid expenses	20,176
Total assets	1,414,201,035
Liabilities:
Payable upon return of securities loaned	53,460,089
Payable for investments purchased	6,306,588
Payable for Fund shares repurchased	2,349,823
Accrued expenses:
Investment advisory and management fees	1,028,162
Administrative fees	285,601
Shareholder servicing fees	285,601
Other	175,445
Total liabilities	63,891,309
Net Assets	$1,350,309,726
Net Assets Represent:
Paid-in capital	$1,293,337,614
Undistributed net investment income	523,529
Accumulated net realized loss from investments	(9,282,547)
Net unrealized appreciation of investments	65,731,130
Net Assets	$1,350,309,726
Shares outstanding	37,854,012
Net asset value, offering and redemption price per share	$35.67
* Investments at cost	$1,324,526,565

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited)

For the six month ended June 30, 2016

Investment Income:
Dividend income	$9,252,546
Securities lending income	53,860
Interest income	65
Foreign withholding tax	(84,987)
Total investment income	9,221,484
Expenses:
Investment advisory and management fees	5,930,424
Administrative fees	1,647,340
Shareholder servicing fees	1,647,340
Reports to shareholders	97,126
Professional fees	55,915
Trustees fees and expenses	47,845
Custodian	42,763
Transfer agent	36,649
Registration fees	15,406
Miscellaneous	13,162
Total expenses before offsets	9,533,970
Expense reimbursements	(836,015)
Net expenses	8,697,955
Net investment income	523,529
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(7,856,555)
Net change in unrealized appreciation (depreciation) of investments	7,545,756
Net realized and unrealized loss	(310,799)
Net increase in net assets resulting from operations	$212,730

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$523,529	$(1,135,449)
Net realized gain (loss) on investments	(7,856,555)	60,073,877
Net change in unrealized appreciation (depreciation) of investments	7,545,756	(144,948,468)
Net increase (decrease) in net assets resulting from operations	212,730	(86,010,040)
Distributions to Shareholders:
From net investment income	—	(157,013)
From net realized gain on investments	—	(63,226,382)
Total distributions to shareholders	—	(63,383,395)
Capital Share Transactions:
Proceeds from sale of shares	219,049,167	432,514,634
Reinvestment of dividends and distributions	—	61,409,262
Cost of shares repurchased	(186,897,999)	(409,769,014)
Net increase from capital share transactions	32,151,168	84,154,882
Total increase (decrease) in net assets	32,363,898	(65,238,553)
Net Assets:
Beginning of period	1,317,945,828	1,383,184,381
End of period	$1,350,309,726	$1,317,945,828
End of period undistributed net investment income	$523,529	—

Share Transactions:
Sale of shares	6,256,780	10,901,620
Reinvested shares from dividends and distributions	—	1,712,950
Shares repurchased	(5,312,810)	(10,384,488)
Net increase in shares	943,970	2,230,082

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Skyline Special Equities Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the years ended December 31,
	(unaudited)	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Period	$35.71	$39.88	$39.75		$26.23	$21.98	$22.45
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.01	(0.03)[4]	0.00	5,†	(0.06)[6]	0.02 [7]	(0.08)
Net realized and unrealized gain (loss) on investments	(0.05)	(2.36)	1.61		13.59	4.23	(0.39)
Total income (loss) from investment operations	(0.04)	(2.39)	1.61		13.53	4.25	(0.47)
Less Distributions to Shareholders from:
Net investment income	—	(0.00)#	—		(0.01)	—	—
Net realized gain on investments	—	(1.78)	(1.48)		(0.00)#	—	—
Total distributions to shareholders	—	(1.78)	(1.48)		(0.01)	—	—
Net Asset Value, End of Period	$35.67	$35.71	$39.88		$39.75	$26.23	$21.98
Total Return[2]	(0.06)%[8,11]	(6.02)%[8]	4.02%		51.59%	19.34%	(2.09)%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.32%[12]	1.32%	1.32%		1.33%[9]	1.32%[10]	1.32%
Ratio of expenses to average net assets (with offsets)	1.32%[12]	1.32%	1.32%		1.33%[9]	1.32%[10]	1.32%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.45%[12]	1.45%	1.45%		1.47%[9]	1.49%[10]	1.51%
Ratio of net investment income (loss) to average net assets[2]	0.08%[12]	(0.08)%	0.01%		(0.18)%[9]	0.10%[10]	(0.35)%
Portfolio turnover	18%[11]	31%	37%		39%	47%	45%
Net assets at end of period (000’s omitted)	$1,350,310	$1,317,946	$1,383,184		$969,238	$207,324	$188,117

Notes to Financial Highlights (unaudited)

†	Rounds to less than $0.01 per share.
#	Rounds to less than $(0.01) per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04).
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.13).
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05).
[8]	The total return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes non-routine extraordinary expenses amounting to 0.012% of average net assets.
[10]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[11]	Not annualized.
[12]	Annualized.

11

Notes to Financial Statements (unaudited)

June 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Managers Skyline Special Equities Fund (the “Fund”). The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares. For the six months ended June 30, 2016, the Fund had redemption fees amounting to $10,496. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

Effective August 1, 2014, the Fund was closed to new investors. Please refer to a current prospectus for additional information.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

12

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2016, the Fund’s custodian expense was not reduced.

Effective June 1, 2016, the overdraft fees are computed at 1.75% (previously 1.0%) above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2016, the Fund did not incur overdraft fees.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The permanent differences are primarily due to a reclassification of short-term gains to cover net investment loss. The temporary differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2015, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2016, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is

13

Notes to Financial Statements (continued)

based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: two collectively own 69%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Additionally, the Fund may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Fund participates on a prorate basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchases or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM.

At June 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding was $53,460,089.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2016, the Fund paid an investment management fee at the annual rate of 0.90% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund’s expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.32% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s expense contractual expense limitation amount.

For the six months ended June 30, 2016, each Fund’s expiration of reimbursement is as follows:

Expiration Period
Less than 1 year*	$1,162,235
Within 2 years	1,770,662
Within 3 years	1,796,015

Total Amount Subject to Reimbursement	$4,728,912

*	A portion of this represents the expiration amount through the fiscal year ended December 31, 2016 of $166,782.

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution

14

Notes to Financial Statements (continued)

agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value as shown in table below.

The impact on the annualized expense ratio for the six months ended June 30, 2016, was as follows:

Maximum Amount Approved	Actual Amount Incurred
0.25%	0.25%

In June 2016, the Fund’s Board approved a proposal to revise certain fees paid by the Fund. These changes will not increase the overall fees incurred by the Fund or by shareholders of the Fund. These changes will not be effective until October 1, 2016 following execution of all relevant agreements and the filing of revised prospectuses and Statements of Additional Information with the Securities and Exchange Commission. The Board approved some changes to the administrative fee of the Fund. Further details regarding such changes will be available once all relevant agreements are finalized and executed and a revised prospectus and Statement of Additional Information are filed with the Securities and Exchange Commission.

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2016, the Fund lent varying amounts not exceeding $1,669,237 for three days earning interest of $65. The interest income is included in the Statement of Operations as interest income. At June 30, 2016, the Fund had no interfund loans outstanding.

3. PURCHASE AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government Obligations) for the six months ended June 30, 2016, were $261,959,970 and $255,724,827, respectively. There were no purchases or sales of U.S.

Government obligations for the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2016, the value of the securities loaned and cash collateral received was $49,067,678 and $53,460,089, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

15

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open repurchase agreements which are subject to a master netting agreement as of June 30, 2016:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of Nova Scotia	$12,035,265	$12,035,265	—	—
Cantor Fitzgerald Securities, Inc.	12,696,901	12,696,901	—	—
Daiwa Capital Markets America	12,696,901	12,696,901	—	—
Nomura Securities International, Inc.	12,696,901	12,696,901	—	—
State of Wisconsin Investment Board	3,334,121	3,334,121	—	—

Totals	$53,460,089	$53,460,089	—	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

16

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Skyline Special Equities Fund: Approval of Investment Management and Subadvisory Agreements on June 22-23, 2016.

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Managers Skyline Special Equities Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the

Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific

17

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Value Index. The Trustees noted that the Fund ranked in the top decile relative to its Peer Group for the 5-year period and in the top quintile of its Peer Group for the 3-year and 10-year periods. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk- adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” fund. The Trustees noted that, effective October 1, 2016, the administrative fee rate paid by the Fund will be reduced. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadvisor. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund. The Trustees also noted that the change in fee rates described above would not cause an increase in total Fund expenses.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Fund and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment

18

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund, which bears the Subadvisor’s name. The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s annual operating expenses (subject to certain excluded expenses) to 1.32%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

19

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Skyline Asset Management, L.P.

120 South LaSalle Street, Suite 1320

Chicago, IL 60603

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston

Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com         |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

AMG SouthernSun Global Opportunities

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

SAR018-0616	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2016

AMG GW&K Enhanced Core Bond Fund

Investor Class: MFDAX     |     Service Class: MFDSX     |     Class C: MFDCX

Institutional Class: MFDYX

AMG GW&K Municipal Bond Fund

Investor Class: GWMTX     |     Service Class: GWMSX     |     Institutional Class: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Investor Class: GWMNX     |     Service Class: GWMRX     |     Institutional Class: GWMEX

AMG GW&K Small Cap Core Fund

Investor Class: GWETX     |     Service Class: GWESX     |     Institutional Class: GWEIX

AMG GW&K Small Cap Growth Fund

Institutional Class: GWGIX

www.amgfunds.com |	SAR019-0616

AMG Funds

Semi-Annual Report—June 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Enhanced Core Bond Fund	6

AMG GW&K Municipal Bond Fund	10

AMG GW&K Municipal Enhanced Yield Fund	16

AMG GW&K Small Cap Core Fund	20

AMG GW&K Small Cap Growth Fund	23

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	26

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	29
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	31
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	32
Detail of changes in assets for the past two periods

Financial Highlights	34
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	43

Notes to Financial Statements	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Fund family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2016	Expense Ratio for the Period	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During the Period*
AMG GW&K Enhanced Core Bond Fund
Investor Class
Based on Actual Fund Return	0.84%	$1,000	$1,052	$4.29
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.22
Service Class
Based on Actual Fund Return	0.69%	$1,000	$1,054	$3.52
Hypothetical (5% return before expenses)	0.69%	$1,000	$1,021	$3.47
Class C
Based on Actual Fund Return	1.59%	$1,000	$1,050	$8.10
Hypothetical (5% return before expenses)	1.59%	$1,000	$1,017	$7.97
Institutional Class
Based on Actual Fund Return	0.59%	$1,000	$1,053	$3.01
Hypothetical (5% return before expenses)	0.59%	$1,000	$1,022	$2.97
AMG GW&K Municipal Bond Fund
Investor Class
Based on Actual Fund Return	0.78%	$1,000	$1,036	$3.95
Hypothetical (5% return before expenses)	0.78%	$1,000	$1,021	$3.92
Service Class
Based on Actual Fund Return	0.50%	$1,000	$1,037	$2.53
Hypothetical (5% return before expenses)	0.50%	$1,000	$1,022	$2.51
Institutional Class
Based on Actual Fund Return	0.34%	$1,000	$1,038	$1.72
Hypothetical (5% return before expenses)	0.34%	$1,000	$1,023	$1.71
AMG GW&K Municipal Enhanced Yield Fund
Investor Class
Based on Actual Fund Return	1.14%	$1,000	$1,080	$5.89
Hypothetical (5% return before expenses)	1.14%	$1,000	$1,019	$5.72
Service Class
Based on Actual Fund Return	0.70%	$1,000	$1,082	$3.62
Hypothetical (5% return before expenses)	0.70%	$1,000	$1,021	$3.52
Institutional Class
Based on Actual Fund Return	0.64%	$1,000	$1,082	$3.31
Hypothetical (5% return before expenses)	0.64%	$1,000	$1,022	$3.22
AMG GW&K Small Cap Core Fund
Investor Class
Based on Actual Fund Return	1.34%	$1,000	$1,063	$6.87
Hypothetical (5% return before expenses)	1.34%	$1,000	$1,018	$6.72
Service Class
Based on Actual Fund Return	1.06%	$1,000	$1,064	$5.44
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.32
Institutional Class
Based on Actual Fund Return	0.95%	$1,000	$1,064	$4.88
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.77

2

About Your Fund’s Expenses

(continued)

Six Months Ended June 30, 2016	Expense Ratio for the Period	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During the Period*
AMG GW&K Small Cap Growth Fund
Institutional Class
Based on Actual Fund Return	0.95%	$1,000	$996	$4.71
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

3

Fund Performance (unaudited)

Periods ended June 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Enhanced Core Bond Fund [2,3,4,5,6,7,8]
Investor Class	5.23%	2.25%	3.39%	5.46%	5.75%	01/02/97
Service Class	5.40%	2.43%	—	—	2.33%	11/30/12
Class C9	4.95%	1.59%	2.63%	4.67%	4.94%	03/05/98
Institutional Class	5.34%	2.51%	3.65%	5.72%	6.15%	01/02/97
Barclays U.S. Aggregate Bond Index[10]	5.31%	6.00%	3.76%	5.13%	5.59%	01/02/97	†
AMG GW&K Municipal Bond Fund [2,3,4,6,7,8,11,12]
Investor Class	3.65%	7.21%	4.86%	—	5.36%	06/30/09
Service Class	3.72%	7.55%	5.16%	—	5.63%	06/30/09
Institutional Class	3.80%	7.71%	5.35%	—	5.88%	06/30/09
Barclays 10-Year Municipal Bond Index[12]	4.47%	8.29%	5.54%	5.67%	5.95%	06/30/09	†
AMG GW&K Municipal Enhanced Yield Fund [2,3,4,5,6,7,8,11,13]
Investor Class	7.97%	12.69%	8.20%	—	8.53%	07/27/09
Service Class	8.19%	13.17%	8.52%	—	8.83%	07/27/09
Institutional Class	8.24%	13.26%	8.66%	5.66%	5.47%	12/30/05
Barclays U.S. Municipal Bond BAA Index[14]	5.30%	9.00%	6.50%	4.22%	4.22%	12/30/05	†
AMG GW&K Small Cap Core Fund [2,15,16]
Investor Class	6.29%	(0.54)%	10.08%	7.34%	7.71%	12/10/96
Service Class	6.42%	(0.28)%	10.35%	—	14.70%	07/27/09
Institutional Class	6.44%	(0.16)%	10.53%	—	14.91%	07/27/09
Russell 2000® Index[17]	2.22%	(6.73)%	8.35%	6.20%	7.52%	12/10/96	†
AMG GW&K Small Cap Growth Fund [2,16,18]
Institutional Class	(0.45)%	(11.00)%	—	—	(11.00)%	06/30/15
Russell 2000® Growth Index[19]	(1.59)%	(10.75)%	8.51%	7.14%	(10.75)%	06/30/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Fixed income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]	Issuer of bonds may not be able to meet interest or principal payments when the bonds come due.
[5]	High yield bonds (also known as “junk bonds”) are subject to increased risks such as the risk of default.
[6]	The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.
[7]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[8]	Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[9]	Closed to new investments.
[10]	The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade, fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.
[11]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[12]	The Barclays 10-Year Municipal Bond Index is the 10 year (8-12) component of the Municipal bond index. It is a rules-based, market-value-weighted Index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.

4

Fund Performance (continued)

[13]	The performance shown includes that of the predecessor Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Municipal Enhanced Yield Fund, a series of AMG Funds, as of the close of business on November 7, 2008.
[14]	The Barclays U.S. Municipal Bond BAA Index is a subset of the Barclays Capital Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Barclays Capital Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Barclays U.S. Municipal Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[15]	The Fund inception dates and returns for all periods beginning prior to November 7, 2008 reflects performance of the predecessor Fund, The BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc.
[16]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[17]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. equity market. The Russell 2000® Index and the Russell 3000® Index are unmanaged, is not available for investment, and does not incur expenses.
[18]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during any given period.
[19]	The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG GW&K Enhanced Core Bond Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

AMG GW&K Enhanced
Sector	Core Bond Fund*
Industrials	38.0%
U.S. Government and Agency Obligations	37.5%
Financials	15.6%
Municipal Bonds	6.7%
Other Assets and Liabilities	2.2%

*	As a percentage of net assets.

AMG GW&K Enhanced
Rating	Core Bond Fund**
U.S. Government and Agency Obligations	38.3%
Aa	8.4%
A	9.1%
Baa	28.2%
Ba	12.7%
B	2.3%
Not rated	1.0%

**	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
United States Treasury Bond, 6.250%, 08/15/23***	5.5%
FNMA, 4.000%, 10/01/43	3.8
United States Treasury Notes, 2.000%, 11/30/22	3.0
FNMA, 4.500%, 04/01/41	2.5
FNMA, 4.500%, 05/01/39***	2.2
FNMA, 5.500%, 02/01/39***	2.2
California State General Obligation, School Improvements, 7.550%, 04/01/39***	2.0
The Goldman Sachs Group, Inc., 6.125%, 02/15/33***	2.0
FHLMC Gold Pool, 5.000%, 10/01/36***	1.8
T-Mobile USA, Inc., 6.500%, 01/15/26	1.6

Top Ten as a Group	26.6%

***	Top Ten Holdings as of December 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Principal Amount	Value
Corporate Bonds and Notes - 53.6%
Financials - 15.6%
Ally Financial, Inc.,
5.125%, 09/30/24[1]	$424,000	$433,540
8.000%, 03/15/20	775,000	873,813
American Tower Corp., 4.400%, 02/15/26	1,172,000	1,274,896
Bank of America Corp., MTN, 3.875%, 08/01/25	1,798,000	1,910,995
Corrections Corp. of America, 5.000%, 10/15/22	911,000	949,718
Crown Castle International Corp., 5.250%, 01/15/23	1,125,000	1,266,536
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	2,035,000	2,544,507
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23[1]	1,181,000	1,263,183
International Lease Finance Corp., 8.250%, 12/15/20	1,220,000	1,447,005
JPMorgan Chase & Co., Series S, 6.750%, 01/29/49[2,3]	1,134,000	1,250,235
Morgan Stanley, GMTN, 5.500%, 07/28/21	1,093,000	1,249,466
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	1,189,000	1,283,254
Realogy Group LLC, 4.875%, 06/01/23 (a)	1,250,000	1,237,500
Wells Fargo & Co., Series U, 5.875%, 12/29/49[2,3]	1,189,000	1,269,258
Weyerhaeuser Co., 8.500%, 01/15/25	1,340,000	1,771,221
Total Financials		20,025,127
Industrials - 38.0%
Actavis Funding SCS, 3.800%, 03/15/25	1,229,000	1,282,717
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	1,793,000	1,924,554
Automatic Data Processing, Inc., 3.375%, 09/15/25	1,746,000	1,900,846
Ball Corp., 5.250%, 07/01/25	1,180,000	1,234,575
BorgWarner, Inc., 3.375%, 03/15/25[1]	1,260,000	1,290,734
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	1,465,000	1,946,727
CCO Holdings LLC / CCO Holdings Capital Corp., Series, 5.125%, 02/15/23	1,237,000	1,259,278
CDW LLC / CDW Finance Corp., Series, 5.500%, 12/01/24	1,207,000	1,252,263
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., Series, 5.375%, 06/01/24	1,183,000	1,224,405
CF Industries, Inc., 7.125%, 05/01/20	1,635,000	1,888,059
Comcast Corp., 7.050%, 03/15/33	901,000	1,263,846
CVS Health Corp., 5.125%, 07/20/45	1,035,000	1,289,260
Ford Motor Co., 7.450%, 07/16/31	944,000	1,268,915
General Motors Co., 6.250%, 10/02/43	1,106,000	1,232,828
Georgia-Pacific LLC, 8.000%, 01/15/24	968,000	1,295,099
The Goodyear Tire & Rubber Co., 5.000%, 05/31/26	1,254,000	1,280,648
Hanesbrands, Inc., 4.625%, 05/15/24 (a)	925,000	931,938
HCA, Inc., 5.000%, 03/15/24	1,531,000	1,588,413
Lear Corp., 5.375%, 03/15/24	1,370,000	1,448,775

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 38.0% (continued)
Lennar Corp., Series, 4.750%, 04/01/21	$1,236,000	$1,291,620
Masco Corp., Series, 4.375%, 04/01/26	1,252,000	1,297,686
McDonald’s Corp., MTN, 3.700%, 01/30/26	1,167,000	1,263,378
Molson Coors Brewing Co., 3.000%, 07/15/26	1,270,000	1,271,478
Newell Brands, Inc., 3.850%, 04/01/23	1,799,000	1,910,918
Omnicom Group, Inc., Series, 3.600%, 04/15/26	1,199,000	1,265,375
Owens Corning, 4.200%, 12/15/22	1,215,000	1,297,366
QVC, Inc., 5.125%, 07/02/22	1,190,000	1,284,560
Reynolds Group Issuer, Inc., 5.125%, 07/15/23 (a)	1,000,000	1,013,750
Royal Caribbean Cruises, Ltd., Series, 5.250%, 11/15/22	1,200,000	1,269,000
Sinclair Television Group, Inc., 5.875%, 03/15/26 (a)	600,000	613,500
Sirius XM Radio, Inc., 5.375%, 07/15/26 (a)	1,000,000	995,000
Sprint Communications, Inc., 9.000%, 11/15/18 (a)	600,000	641,250
T-Mobile USA, Inc., 6.500%, 01/15/26	1,924,000	2,037,035
Tyson Foods, Inc., 4.875%, 08/15/34	1,138,000	1,273,421
Verizon Communications, Inc., 5.150%, 09/15/23	1,089,000	1,270,219
Vulcan Materials Co., 4.500%, 04/01/25	882,000	945,945
WESCO Distribution, Inc., 5.375%, 12/15/21	1,214,000	1,229,175
Total Industrials		48,974,556
Total Corporate Bonds and Notes (cost $66,910,196)		68,999,683
Municipal Bonds - 6.7%
California State General Obligation, School Improvements, 7.550%, 04/01/39	1,615,000	2,554,559
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	1,190,000	1,363,312
Los Angeles Unified School District, School Improvements, 5.750%, 07/01/34	1,100,000	1,457,082
Los Angeles Unified School District, School Improvements, 6.758%, 07/01/34	345,000	497,473
Metropolitan Transportation Authority Revenue, Transit Improvements, 6.668%, 11/15/39	965,000	1,413,436
New Jersey Economic Development Authority, Pension Funding, Series A, 7.425%, 02/15/29 (National Insured)[4]	1,085,000	1,341,255
Total Municipal Bonds (cost $8,019,526)		8,627,117
U.S. Government and Agency Obligations - 37.5%
Federal Home Loan Mortgage Corporation - 3.6%
FHLMC Gold Pool,
4.500%, 09/01/26 to 10/01/39	1,420,138	1,526,908
5.000%, 06/01/26 to 10/01/36	2,806,190	3,082,694
Total Federal Home Loan Mortgage Corporation		4,609,602
Federal National Mortgage Association - 24.4%
FNMA,
4.000%, 09/01/25 to 10/01/43	11,428,298	12,349,626
4.500%, 05/01/39 to 09/01/42	8,258,165	9,094,522
5.000%, 08/01/35	965,588	1,075,414

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 24.4% (continued)
FNMA,
5.500%, 05/01/25 to 04/01/40	$5,870,575	$6,623,578
6.000%, 02/01/23 to 10/01/39	1,950,117	2,231,013
Total Federal National Mortgage Association		31,374,153
U.S. Treasury Obligations - 9.5%
United States Treasury Bonds,
3.500%, 02/15/39	1,063,000	1,342,059
6.250%, 08/15/23	5,273,000	7,070,766
United States Treasury Notes, 2.000%, 11/30/22	3,657,000	3,828,064
Total U.S. Treasury Obligations		12,240,889
Total U.S. Government and Agency Obligations (cost $47,132,291)		48,224,644
Short-Term Investments - 2.9%
Repurchase Agreements - 1.6%[5]
Bank of Nova Scotia, dated 06/30/16, due 07/01/16, 0.420% total to be received $1,000,012 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.250%, 01/01/30 - 06/20/46, totaling $1,020,012)	1,000,000	1,000,000
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $1,020,000)	1,000,000	1,000,000
Mizuho Securities USA, Inc., dated 06/30/16, due 07/01/16, 0.450% total to be received $13,479 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.000%, 06/01/22 - 11/20/45, totaling $13,749)	13,479	13,479
Total Repurchase Agreements		2,013,479

	Shares
Other Investment Companies - 1.3%[6]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	1,736,492	1,736,492
Total Short-Term Investments (cost $3,749,971)		3,749,971
Total Investments - 100.7% (cost $125,811,984)		129,601,415
Other Assets, less Liabilities - (0.7)%		(869,267)
Net Assets - 100.0%		$128,732,148

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Municipal Bond Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

AMG GW&K Municipal
Sector	Bond Fund*
General Obligation	36.4%
Utilities	18.1%
Transportation	16.3%
Education	10.9%
Industrial Development	8.9%
Healthcare	4.0%
Tax	1.3%
Facilities	0.3%
Other Assets and Liabilities	3.8%

*	As a percentage of net assets.

AMG GW&K Municipal
Rating	Bond Fund**
Aaa	37.5%
Aa	53.1%
A	6.7%
Baa	1.4%
Not rated	1.3%

**	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
North Carolina State Limited Obligation, Series A, 5.000%, 06/01/26	2.8%
Maryland State, General Obligation, University and College Improvements, Series B, 5.000%, 08/01/23***	2.7
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, 5.000%, 10/01/26***	2.0
Commonwealth of Virginia, Series B, 5.000%, 06/01/22	1.6
State of Washington, Water Utility Improvements Revenue, Series C, 5.000%, 08/01/25	1.5
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	1.5
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	1.4
New York City General Obligation, Series I, 5.000%, 08/01/24***	1.4
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/22	1.4
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A, 5.000%, 06/01/25	1.4

Top Ten as a Group	17.7%

***	Top Ten Holdings as of December 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Principal Amount	Value
Municipal Bonds - 96.2%
Arizona - 4.1%
Arizona School Facilities Board COPS, Series A, 5.000%, 09/01/21	$5,090,000	$6,047,989
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,355,000	5,319,415
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, 5.000%, 10/01/26	15,000,000	19,200,000
City of Phoenix Civic Improvement Corp., Water Utility Improvements, Series A, 5.000%, 07/01/21	4,110,000	4,623,544
Phoenix Civic Improvement Corp., Water Utility Improvements, Series A, 5.000%, 07/01/22	3,650,000	4,104,900
Total Arizona		39,295,848
California - 3.6%
California State Tax Exempt General Obligation, 5.000%, 03/01/24	5,000,000	6,343,400
California State University, Series A, 5.000%, 11/01/29	4,510,000	5,756,384
State of California, 5.000%, 09/01/25	10,000,000	13,002,500
State of California, Series C, 5.000%, 09/01/26	7,700,000	9,928,149
Total California		35,030,433
Colorado - 0.8%
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	6,000,000	7,319,340
Connecticut - 0.7%
State of Connecticut Special Tax Revenue, Transit Infrastructure, 5.000%, 08/01/24	5,340,000	6,746,182
District of Columbia - 2.6%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/21	5,000,000	5,986,650
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/24	5,475,000	6,710,269
District of Columbia, Series A, 5.000%, 06/01/24	5,000,000	6,372,150
District of Columbia, Series A, 5.000%, 06/01/30	5,000,000	6,408,650
Total District of Columbia		25,477,719
Florida - 3.9%
Florida State Board of Education, Series D, 5.000%, 06/01/24	6,565,000	7,783,727
Orange County Health Facilities Authority, Series A, 5.000%, 10/01/31	4,165,000	5,250,316
State of Florida, Capital Outlay, Series B, 5.000%, 06/01/27	9,295,000	11,790,057
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B, 5.000%, 07/01/26	5,720,000	6,778,086
Tampa Bay Water, 5.500%, 10/01/22 (National Insured)[4]	5,000,000	6,312,000
Total Florida		37,914,186
Georgia - 4.5%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	5,000,000	6,459,650
Georgia State University & College Improvements, Series A, 5.000%, 02/01/26	5,520,000	7,191,953
Georgia State University & College Improvements, Series A - Tranche 2, 5.000%, 07/01/24	5,000,000	6,120,200
Georgia State, Series E-2, 5.000%, 09/01/21	9,265,000	11,142,274
Georgia State University & College Improvements, Series A, 5.000%, 07/01/27	5,450,000	6,614,719
State of Georgia, Series C, 5.000%, 09/01/23	5,000,000	6,163,650
Total Georgia		43,692,446

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Idaho - 0.7%
Idaho Housing & Finance Association, 5.000%, 07/15/23	$5,770,000	$7,042,862
Illinois - 3.4%
Chicago O’Hare International Airport, Series B, 5.000%, 01/01/28	10,500,000	12,928,965
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	5,070,000	6,266,723
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	3,590,000	4,386,190
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/31	7,780,000	9,718,932
Total Illinois		33,300,810
Indiana - 0.7%
Indiana Finance Authority, Indiana University Health Revenue, Series A, 5.000%, 12/01/23	5,000,000	6,237,600
Iowa - 0.5%
State of Iowa, Series A, 5.000%, 06/01/25	4,000,000	5,120,840
Maryland - 4.7%
Maryland State, General Obligation, University and College Improvements, Series A, 5.000%, 03/01/22	5,000,000	6,093,400
Maryland State, General Obligation, University and College Improvements, Series B, 5.000%, 08/01/23	21,290,000	26,179,887
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/23	5,475,000	6,841,450
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/24	5,075,000	6,486,966
Total Maryland		45,601,703
Massachusetts - 8.2%
Commonwealth of Massachusetts, Public Improvements, Series B, 5.000%, 08/01/22	5,000,000	5,826,050
Commonwealth of Massachusetts, Series A, 5.000%, 07/01/25	7,500,000	9,706,350
Commonwealth of Massachusetts, Series B, 5.000%, 07/01/23	10,000,000	12,439,700
Massachusetts Clean Water Trust, 5.000%, 08/01/25	12,050,000	14,900,198
Massachusetts School Building Authority, 5.000%, 08/15/25	5,025,000	6,149,695
Massachusetts State Department of Taxation and Finance, Series F, 5.000%, 11/01/24	10,000,000	12,292,100
Massachusetts State Development Finance Agency, Boston College, Series S, 5.000%, 07/01/23	5,645,000	7,091,249
Massachusetts Water Resources Authority, Series C, 5.000%, 08/01/26	4,025,000	5,376,957
University of Massachusetts Building Authority, Series 2, 5.000%, 11/01/21	5,000,000	6,027,750
Total Massachusetts		79,810,049
Michigan - 0.8%
Michigan State Building Authority Revenue, Series I, 5.000%, 04/15/27	5,700,000	7,201,494
Minnesota - 1.9%
Minnesota Public Facilities Authority, Water Revenue, 5.000%, 03/01/22	5,085,000	6,200,090
Minnesota State General Obligation, Series D, 5.000%, 08/01/22	10,000,000	12,296,800
Total Minnesota		18,496,890
Missouri - 2.7%
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/22	10,720,000	13,104,235
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series B, 5.000%, 05/01/23	10,305,000	12,938,340
Total Missouri		26,042,575

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 1.5%
New Jersey Economic Development Authority, School Facilities Construction, 5.000%, 03/01/25	$2,000,000	$2,238,260
New Jersey Economic Development Authority, Schools Facilities Construction, Series II, 5.000%, 03/01/22	2,175,000	2,439,197
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,790,000	3,422,326
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	4,925,000	5,993,331
Total New Jersey		14,093,114
New York - 8.7%
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.000%, 11/15/24	10,000,000	12,830,100
Metropolitan Transportation Authority, Transit Revenue, Series C, 5.000%, 11/15/21	5,185,000	6,213,445
Metropolitan Transportation Authority, Transit Revenue, Series F, 5.000%, 11/15/24	4,935,000	6,062,697
New York City General Obligation, Series C, 5.000%, 08/01/24	5,000,000	6,347,050
New York City General Obligation, Series G, 5.000%, 08/01/23	5,000,000	6,226,550
New York City General Obligation, Series I, 5.000%, 08/01/24	10,785,000	13,134,728
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, 5.000%, 11/01/23	10,000,000	12,591,100
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D, 5.000%, 11/01/22	5,115,000	5,904,756
New York City Water & Sewer System Revenue, Series FF, 5.000%, 06/15/25	7,500,000	8,688,150
New York State Urban Development Corp., Personal Income Tax Revenue, 5.000%, 03/15/24	5,000,000	6,349,850
Total New York		84,348,426
North Carolina - 4.1%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A, 5.000%, 01/01/27	5,025,000	6,472,100
North Carolina State Limited Obligation, Series A, 5.000%, 06/01/26	20,160,000	26,959,162
North Carolina State Limited Obligation, Series C, 5.000%, 05/01/23	5,000,000	6,233,050
Total North Carolina		39,664,312
Ohio - 4.6%
Ohio State General Obligation, Series A, 5.000%, 09/15/22	10,000,000	12,301,100
Ohio State General Obligation, University & College Improvements, Series C, 5.000%, 11/01/26	5,000,000	6,454,850
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.000%, 06/01/23	5,000,000	6,273,850
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A, 5.000%, 06/01/25	10,000,000	13,081,300
State of Ohio, Series A, 5.000%, 09/15/25	4,500,000	5,879,025
Total Ohio		43,990,125
Pennsylvania - 1.5%
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue, 5.000%, 08/15/26	6,455,000	8,349,220
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	5,740,000	6,113,100
Total Pennsylvania		14,462,320
Tennessee - 0.7%
State of Tennessee Fuel Sales Tax Revenue, Series B, 5.000%, 09/01/26	5,000,000	6,462,400
Texas - 14.3%
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	11,045,000	13,266,370
City of Austin TX Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	7,790,000	9,548,670
City of Dallas TX Waterworks & Sewer System Revenue, Series A, 5.000%, 10/01/22	10,000,000	12,296,700

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 14.3% (continued)
Cypress-Fairbanks Independent School District, Series C, 5.000%, 02/15/23	$5,100,000	$6,316,656
Metropolitan Transit Authority of Harris County, Series A, 5.000%, 11/01/24	5,000,000	6,372,800
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A, 5.000%, 01/01/25	5,320,000	6,608,291
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	10,265,000	12,336,066
North Texas Tollway Authority, Series A, 5.000%, 01/01/26	7,640,000	9,435,400
Plano Independent School District, Series A, 5.000%, 02/15/22	6,000,000	7,240,200
San Antonio Electric & Gas Revenue, Series A, 5.250%, 02/01/25	5,000,000	5,555,250
Spring Branch Independent School District, Series A, 5.000%, 02/01/21	8,650,000	10,178,888
State of Texas, Transportation Commission Highway Improvements Revenue, 5.000%, 04/01/25	5,000,000	6,062,450
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/28	4,350,000	5,565,999
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	12,000,000	14,461,080
The University of Texas System Financing Revenue, Series A, 5.000%, 08/15/22	4,525,000	5,187,415
The University of Texas System Financing Revenue, Series B, 5.000%, 08/15/22	6,865,000	8,428,778
Total Texas		138,861,013
Virginia - 4.0%
Commonwealth of Virginia, Series B, 5.000%, 06/01/22	12,980,000	15,932,041
Fairfax County Industrial Development Authority, 5.000%, 05/15/30	6,250,000	7,971,312
Virginia College Building Authority, 21st Century College & Equipment, 5.000%, 02/01/21	5,000,000	5,900,950
Virginia College Building Authority, Series B, 5.000%, 09/01/23	5,350,000	6,714,410
Virginia Public Building Authority, Correctional Facilities Revenue, Series B, 5.000%, 08/01/24	2,320,000	2,608,074
Total Virginia		39,126,787
Washington - 8.1%
City of Seattle WA Municipal Light & Power Revenue, Series A, 5.000%, 02/01/23	2,175,000	2,542,466
City of Seattle WA Municipal Light & Power Revenue, Series B, 5.000%, 02/01/23	5,565,000	6,345,714
Energy Northwest Electric Revenue, Bonneville Power, 5.000%, 07/01/25	10,000,000	13,029,800
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A, 5.000%, 07/01/21	5,035,000	6,004,086
King County Sewer Revenue, Series B, 5.000%, 01/01/24	5,175,000	6,031,359
State of Washington School Improvements, Series C, 5.000%, 02/01/28	5,925,000	7,608,826
State of Washington, Water Utility Improvements Revenue, Series C, 5.000%, 08/01/25	11,925,000	14,491,976
University of Washington, University & College Improvements Revenue, Series C, 5.000%, 07/01/27	7,270,000	8,953,223
Washington Health Care Facilities Authority Multicare Health System, Series B, 5.000%, 08/15/23	3,940,000	4,887,452
Washington State Generation Obligation, Series 2016A, 5.000%, 07/01/21	7,315,000	8,687,660
Total Washington		78,582,562
Wisconsin - 4.9%
Wisconsin State Revenue, Department of Transportation, Series 1, 5.000%, 07/01/21	5,000,000	5,967,700
Wisconsin State Revenue, Department of Transportation, Series 1, 5.000%, 07/01/25	3,005,000	3,691,162
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/22	5,000,000	6,139,700
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/24	5,000,000	6,420,850
Wisconsin State, Series 1, 5.000%, 11/01/21	8,010,000	9,647,244

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Wisconsin - 4.9% (continued)
Wisconsin State, Series 2, 5.000%, 05/01/24	$3,420,000	$4,156,907
Wisconsin State, Series A, 5.000%, 05/01/23	10,000,000	11,835,900
Total Wisconsin		47,859,463
Total Municipal Bonds (cost $900,262,468)		931,781,499

	Shares
Short-Term Investments - 4.5%
Dreyfus Government Cash Management Fund, 0.25%[6] (cost $43,295,515)	43,295,515	43,295,515
Total Investments - 100.7% (cost $943,557,983)		975,077,014
Other Assets, less Liabilities - (0.7)%		(6,733,819)
Net Assets - 100.0%		$968,343,195

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Municipal Enhanced Yield Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

AMG GW&K Municipal
Sector	Enhanced Yield Fund*
Industrial Development	30.6%
Healthcare	25.2%
Transportation	24.7%
Utilities	8.0%
State and Non-State Appropriated Tobacco	4.2%
General Obligation	3.0%
Housing	2.0%
Education	1.1%
Other Assets & Liabilities	1.2%

*	As a percentage of net assets.

AMG GW&K Municipal
Rating	Enhanced Yield Fund**
Aa	18.9%
A	35.4%
BBB	45.7%

**	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/40***	4.9%
New Jersey Turnpike Authority, Series E, 5.000%, 01/01/45***	4.3
Central Texas Turnpike System, Series C, 5.000%, 08/15/42***	3.9
New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46	3.6
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, 5.000%, 12/01/44	2.8
Illinois State Toll Highway Authority, Series B, 5.000%, 01/01/40	2.7
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group 5.000%, 11/15/39	2.6
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, 5.000%, 12/01/46	2.4
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39***	2.4
New York City Transitional Finance Authority, Building Aid Revenue, Series S-1, 5.000%, 07/15/43	2.4

Top Ten as a Group	32.0%

***	Top Ten Holdings as of December 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

16

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Principal Amount	Value
Municipal Bonds - 98.8%
California - 2.1%
M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	$3,635,000	$5,555,807
Colorado - 1.6%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	2,740,000	4,107,370
Florida - 9.0%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, 5.000%, 12/01/44	6,200,000	7,236,578
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,410,000	4,992,870
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	5,430,000	6,244,717
Orange County Health Facilities Authority, Orlando Health Inc., Series A, 5.000%, 10/01/39	4,015,000	4,884,047
Total Florida		23,358,212
Georgia - 4.9%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/40	10,350,000	12,661,362
Idaho - 0.9%
Idaho Health Facilities Authority, Trinity Health Corp., Series 2016, 5.000%, 12/01/45	2,000,000	2,436,160
Illinois - 11.9%
Illinois State General Obligation, 5.000%, 02/01/39	3,890,000	4,223,762
Illinois State General Obligation, 5.500%, 07/01/38	3,245,000	3,652,702
Illinois State Toll Highway Authority, Series B, 5.000%, 01/01/40	5,635,000	6,866,022
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,935,000	5,386,997
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.000%, 06/15/52	5,240,000	5,690,430
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,150,000	4,977,302
Total Illinois		30,797,215
Louisiana - 3.9%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	4,395,000	5,198,098
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, 5.000%, 05/15/47	4,235,000	5,001,366
Total Louisiana		10,199,464
Massachusetts - 5.1%
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, 5.000%, 12/01/46	5,000,000	6,102,800
Massachusetts Development Finance Agency, Lahey Clinic Obligations, Series F, 5.000%, 08/15/45	3,500,000	4,196,115
Massachusetts Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,485,000	2,803,950
Total Massachusetts		13,102,865
Michigan - 4.4%
Michigan Finance Authority, Trinity Health Corp., Series 2016, 5.000%, 12/01/45	4,380,000	5,335,190
Michigan State Building Authority Revenue, Facilities Program, Series I, 5.000%, 10/15/45	3,000,000	3,642,240
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	1,995,000	2,298,579
Total Michigan		11,276,009
Nebraska - 2.2%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,010,000	5,652,983

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 11.2%
New Jersey Economic Development Authority, School Facilities Construction, 5.000%, 03/01/25	$2,575,000	$2,881,760
New Jersey Economic Development Authority, Series XX, 5.000%, 06/15/22	5,000,000	5,630,250
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,020,000	1,141,441
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/29	1,000,000	1,116,160
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,842,268
New Jersey Transportation Trust Fund Authority, Series A, 5.000%, 06/15/42	2,000,000	2,194,480
New Jersey Turnpike Authority, Series E, 5.000%, 01/01/45	9,235,000	11,045,060
Total New Jersey		28,851,419
New York - 13.2%
Long Island Power Authority, Electric Light & Power Improvements, Series A, 5.000%, 09/01/44	2,570,000	3,093,689
Long Island Power Authority, Series B, 5.000%, 09/01/45	3,960,000	4,797,778
New York City Transitional Finance Authority, Building Aid Revenue, Series S-1, 5.000%, 07/15/43	5,000,000	6,163,250
New York State Thruway Authority, Junior Lien, Series A, 5.000%, 01/01/41	2,125,000	2,599,300
New York State Thruway Authority, Junior Lien, Series A, 5.000%, 01/01/46	5,000,000	6,097,000
New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46	8,150,000	9,406,241
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,580,000	1,849,058
Total New York		34,006,316
Pennsylvania - 1.7%
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue, 5.000%, 08/15/46	3,550,000	4,352,548
Rhode Island - 2.3%
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/35	2,000,000	2,237,460
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/40	3,250,000	3,596,450
Total Rhode Island		5,833,910
Texas - 16.1%
Central Texas Regional Mobility Authority, 5.000%, 01/01/40	4,600,000	5,501,462
Central Texas Regional Mobility Authority, 5.000%, 01/01/46	3,700,000	4,407,958
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	1,500,000	1,731,015
Central Texas Turnpike System, Series C, 5.000%, 08/15/42	8,570,000	10,085,262
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	3,790,000	4,483,153
New Hope Cultural Education Facilities Corp., College Station Project, Series A, 5.000%, 07/01/47	4,600,000	5,242,160
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D, 6.250%, 12/15/26	3,720,000	4,820,116
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport, 5.000%, 12/31/40	1,500,000	1,763,670
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport, 5.000%, 12/31/45	3,000,000	3,511,050
Total Texas		41,545,846
Virginia - 1.3%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	3,000,000	3,415,260
West Virginia - 2.3%
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	5,000,000	5,998,050

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Wisconsin - 4.7%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, 5.000%, 11/15/39	$5,510,000	$6,793,499
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, 5.000%, 08/15/39	4,570,000	5,392,691
Total Wisconsin		12,186,190
Total Municipal Bonds (cost $238,624,775)		255,336,986

	Shares
Short-Term Investments - 3.6%
Dreyfus Government Cash Management Fund, 0.25%[6] (cost $9,356,738)	9,356,738	9,356,738
Total Investments - 102.4% (cost $247,981,513)		264,693,724
Other Assets, less Liabilities - (2.4)%		(6,327,858)
Net Assets - 100.0%		$258,365,866

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small Cap Core Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

	AMG GW&K Small Russell 2000®
Sector	Cap Core Fund*	Index
Financials	22.7%	25.8%
Industrials	18.1%	13.8%
Health Care	15.3%	13.6%
Information Technology	15.3%	17.2%
Consumer Discretionary	14.8%	13.5%
Materials	4.1%	4.6%
Utilities	3.2%	4.4%
Energy	2.9%	3.1%
Consumer Staples	1.7%	3.1%
Telecommunication Services	0.0%	0.9%
Other Assets and Liabilities	1.9%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
West Pharmaceutical Services, Inc.**	2.8%
MarketAxess Holdings, Inc.**	2.5
Tyler Technologies, Inc.**	2.3
Texas Roadhouse, Inc.**	2.2
Grand Canyon Education, Inc.**	2.1
NorthWestern Corp.**	2.1
FEI Co.**	2.0
ICU Medical, Inc.**	1.9
LogMeln, Inc.	1.9
Education Realty Trust, Inc.	1.8

Top Ten as a Group	21.6%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

20

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 14.8%
CalAtlantic Group, Inc.	149,222	$5,477,940
Five Below, Inc.*,1	137,160	6,365,596
Grand Canyon Education, Inc.*	204,230	8,152,862
Helen of Troy, Ltd.*	37,845	3,891,980
Hibbett Sports, Inc.*,1	103,025	3,584,240
Lithia Motors, Inc., Class A1	64,625	4,592,899
Monro Muffler Brake, Inc.	47,530	3,021,007
Oxford Industries, Inc.	65,834	3,727,521
Texas Roadhouse, Inc.	188,985	8,617,716
Tumi Holdings, Inc.*	107,362	2,870,860
Tupperware Brands Corp.	69,037	3,885,402
Wolverine World Wide, Inc.	159,943	3,250,042
Total Consumer Discretionary		57,438,065
Consumer Staples - 1.7%
Amplify Snack Brands, Inc.*,1	150,027	2,212,898
WD-40 Co.	38,700	4,545,315
Total Consumer Staples		6,758,213
Energy - 2.9%
Dril-Quip, Inc.*	56,186	3,282,948
Forum Energy Technologies, Inc.*	194,499	3,366,778
Matador Resources Co.*,1	232,948	4,612,370
Total Energy		11,262,096
Financials - 22.7%
American Campus Communities, Inc.	106,840	5,648,631
Ameris Bancorp	92,331	2,742,231
AMERISAFE, Inc.	86,276	5,281,817
Cathay General Bancorp	202,715	5,716,563
Cohen & Steers, Inc.	131,955	5,336,260
Education Realty Trust, Inc.	154,272	7,118,110
Glacier Bancorp, Inc.	111,550	2,964,999
IBERIABANK Corp.	63,467	3,790,884
MarketAxess Holdings, Inc.	67,495	9,813,773
National Health Investors, Inc.	73,259	5,501,018
Pebblebrook Hotel Trust[1]	118,243	3,103,879
PRA Group, Inc.*	72,629	1,753,264
ProAssurance Corp.	99,310	5,318,050
STAG Industrial, Inc.	227,030	5,405,584
Stifel Financial Corp.*	127,630	4,013,964
Sun Communities, Inc.	73,672	5,646,222

	Shares	Value
Texas Capital Bancshares, Inc.*	98,515	$4,606,561
Webster Financial Corp.	131,185	4,453,731
Total Financials		88,215,541
Health Care - 15.3%
Air Methods Corp.*	32,115	1,150,680
Analogic Corp.	49,337	3,919,331
Cantel Medical Corp.	73,177	5,029,455
Catalent, Inc.*	184,984	4,252,782
Diplomat Pharmacy, Inc.*,1	143,779	5,032,265
Globus Medical, Inc., Class A*	231,841	5,524,771
ICU Medical, Inc.*	65,610	7,397,528
Impax Laboratories, Inc.*	126,340	3,641,119
Medidata Solutions, Inc.*	108,850	5,101,800
Team Health Holdings, Inc.*,1	102,081	4,151,634
West Pharmaceutical Services, Inc.	142,290	10,796,965
Wright Medical Group, Inc*	206,590	3,588,468
Total Health Care		59,586,798
Industrials - 18.1%
Alamo Group, Inc.	28,676	1,891,756
CEB, Inc.	90,392	5,575,379
CLARCOR, Inc.	95,229	5,792,780
Healthcare Services Group, Inc.	155,175	6,421,141
Heartland Express, Inc.[1]	270,590	4,705,560
HEICO Corp.	78,431	5,239,975
HEICO Corp., Class A	58,604	3,144,105
Mobile Mini, Inc.	114,735	3,974,420
Primoris Services Corp.	209,602	3,967,766
Proto Labs, Inc.*,1	70,693	4,069,089
RBC Bearings, Inc.*	58,277	4,225,082
Ritchie Bros. Auctioneers, Inc.	201,836	6,818,020
The Toro Co.	51,253	4,520,515
Universal Forest Products, Inc.	69,442	6,436,579
US Ecology, Inc.	77,565	3,564,112
Total Industrials		70,346,279
Information Technology - 15.3%
Blackbaud, Inc.	88,192	5,988,237
Callidus Software, Inc.*	169,916	3,394,922
Cardtronics, Inc.*	102,070	4,063,407
Cognex Corp.	139,545	6,014,389
EPAM Systems, Inc.*	70,239	4,517,070
FEI Co.	73,744	7,881,759

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 15.3% (continued)
LogMeln, Inc.*	113,773	$7,216,621
M/A-COM Technology Solutions Holdings, Inc.*,1	118,112	3,895,334
Power Integrations, Inc.	92,592	4,636,081
SciQuest, Inc.*	153,600	2,712,576
Tyler Technologies, Inc.*,1	54,332	9,057,688
Total Information Technology		59,378,084
Materials - 4.1%
Balchem Corp.	66,437	3,962,967
Compass Minerals International, Inc.[1]	44,254	3,283,204
Flotek Industries, Inc.*	192,087	2,535,548
KapStone Paper and Packaging Corp.	175,440	2,282,474
Silgan Holdings, Inc.	74,783	3,848,333
Total Materials		15,912,526
Utilities - 3.2%
IDACORP, Inc.	52,448	4,266,645
NorthWestern Corp.	127,602	8,047,858
Total Utilities		12,314,503
Total Common Stocks (cost $333,372,699)		381,212,105

	Principal Amount
Short-Term Investments - 8.4%
Repurchase Agreements - 6.6%[5]
Cantor Fitzgerald Securities, Inc., dated
06/30/16, due 07/01/16, 0.470%, total to be received $6,026,631 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $6,147,083)	$6,026,552	6,026,552

	Principal Amount	Value
Citigroup Global Markets, Inc., 06/30/16, due 07/01/16, 0.440%, total to be received $6,026,626 (collateralized by various U.S. Government Agency Obligations, 0.500% - 7.500%, 04/30/17 - 03/15/57, totaling $6,147,083)	$6,026,552	$6,026,552
HSBC Securities USA, Inc., dated 06/30/16, due 07/01/16, 0.400%, total to be received $5,762,493 (collateralized by a U.S. Government Agency Obligation, 3.000% - 8.000%, 08/01/22 - 06/01/46, totaling $5,877,695)	5,762,429	5,762,429
Merrill Lynch Pierce Fenner & Smith, Inc, dated 06/30/16, due 07/01/16, 0.440%, total to be received $6,026,626 (collateralized by various U.S. Government Agency Obligations, 4.000%, 03/20/46 - 05/20/46, totaling $6,147,083)	6,026,552	6,026,552
State of Wisconsin Investment Board, dated 06/30/16, due 07/01/16, 0.480%, total to be received $1,532,581 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $1,575,608)	1,532,561	1,532,561
Total Repurchase Agreements		25,374,646

	Shares
Other Investment Companies - 1.8%[6]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	7,055,498	7,055,498
Total Short-Term Investments (cost $32,430,144)		32,430,144
Total Investments - 106.5% (cost $365,802,843)		413,642,249
Other Assets, less Liabilities - (6.5)%		(25,213,744)
Net Assets - 100.0%		$388,428,505

The accompanying notes are an integral part of these financial statements.

22

AMG GW&K Small Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

	AMG GW&K Small Russell 2000®
Sector	Cap Growth Fund*	Growth Index
Information Technology	23.4%	24.2%
Health Care	22.3%	22.4%
Consumer Discretionary	16.3%	16.4%
Industrials	15.0%	15.5%
Financials	9.8%	10.5%
Consumer Staples	3.3%	3.3%
Materials	3.0%	4.6%
Energy	1.0%	1.2%
Telecommunication Services	0.0%	1.0%
Utilities	0.0%	0.9%
Other Assets and Liabilities	5.9%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Grand Canyon Education, Inc.**	2.5%
MarketAxess Holdings, Inc.**	2.4
Five Below, Inc.	2.4
Ritchie Bros. Auctioneers, Inc.	2.3
WageWorks, Inc.	2.2
Burlington Stores, Inc.	2.2
Pool Corp.**	2.1
FEI Co.	1.8
Power Integrations, Inc.**	1.8
HEICO Corp.	1.8

Top Ten as a Group	21.5%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

23

AMG GW&K Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 94.1%
Consumer Discretionary - 16.3%
BJ’s Restaurants, Inc.*	645	$28,270
Build-A-Bear Workshop, Inc.*	1,605	21,539
Burlington Stores, Inc.*	670	44,696
Chuy’s Holdings, Inc.*,1	860	29,765
Five Below, Inc.*,1	1,040	48,266
Fox Factory Holding Corp.*	1,100	19,107
Grand Canyon Education, Inc.*	1,260	50,299
Hibbett Sports, Inc.*,1	525	18,265
Oxford Industries, Inc.	410	23,214
Pool Corp.	460	43,254
Vitamin Shoppe, Inc.*,1	270	8,254
Total Consumer Discretionary		334,929
Consumer Staples - 3.3%
Amplify Snack Brands, Inc.*,1	1,270	18,733
PriceSmart, Inc.	330	30,878
Smart & Final Stores, Inc.*	1,260	18,761
Total Consumer Staples		68,372
Energy - 1.0%
Matador Resources Co.*,1	1,070	21,186
Financials - 9.8%
Encore Capital Group, Inc.*	760	17,883
Greenhill & Co., Inc.	345	5,555
Heritage Insurance Holdings, Inc.	920	11,012
MarketAxess Holdings, Inc.	340	49,436
PrivateBancorp, Inc.	735	32,362
STAG Industrial, Inc.	1,295	30,834
Stifel Financial Corp.*	400	12,580
Sun Communities, Inc.	310	23,758
Texas Capital Bancshares, Inc.*	360	16,834
Total Financials		200,254
Health Care - 22.3%
ABIOMED, Inc.*	205	22,404
Acadia Healthcare Co., Inc.*,1	500	27,700
Align Technology, Inc.*	400	32,220
Amicus Therapeutics, Inc.*,1	3,110	16,981
Bruker Corp.	690	15,691
Catalent, Inc.*	1,115	25,634
DBV Technologies, S.A., Sponsored ADR*	830	27,075
Dynavax Technologies Corp.*,1	1,060	15,455

	Shares	Value
Emergent BioSolutions, Inc.*	735	$20,668
Endologix, Inc.*,1	1,325	16,510
Globus Medical, Inc., Class A*	1,230	29,311
ICU Medical, Inc.*	230	25,933
Impax Laboratories, Inc.*	730	21,039
Inotek Pharmaceuticals Corp.*	2,420	18,005
Medidata Solutions, Inc.*	735	34,449
Neurocrine Biosciences, Inc.*	565	25,679
Retrophin, Inc.*,1	615	10,953
Team Health Holdings, Inc.*	535	21,758
West Pharmaceutical Services, Inc.	360	27,317
Wright Medical Group N.V.*	1,320	22,928
Total Health Care		457,710
Industrials - 15.0%
CEB, Inc.	415	25,597
Exponent, Inc.	450	26,285
Graco, Inc.	350	27,647
HEICO Corp.	545	36,411
Knight Transportation, Inc.	670	17,809
Mobile Mini, Inc.	670	23,209
Proto Labs, Inc.*,1	400	23,024
Ritchie Bros. Auctioneers, Inc.	1,380	46,616
Thermon Group Holdings, Inc.*	605	11,622
WageWorks, Inc.*	755	45,157
Woodward, Inc.	430	24,785
Total Industrials		308,162
Information Technology - 23.4%
Blackbaud, Inc.	470	31,913
Bottomline Technologies, Inc.*	700	15,071
Cabot Microelectronics Corp.	360	15,242
Callidus Software, Inc.*	1,390	27,772
Cardtronics, Inc.*	525	20,900
Cognex Corp.	615	26,507
comScore, Inc.*	690	16,477
CyberArk Software, Ltd.*	400	19,436
EPAM Systems, Inc.*	520	33,441
FEI Co.	355	37,942
Forrester Research, Inc.	840	30,962
Interactive Intelligence Group, Inc.*	545	22,340
IntraLinks Holdings, Inc.*	1,120	7,280
LogMeln, Inc.*	560	35,521

The accompanying notes are an integral part of these financial statements.

24

AMG GW&K Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.4% (continued)
M/A-COM Technology Solutions Holdings, Inc.*	610	$20,118
Power Integrations, Inc.	750	37,552
Super Micro Computer, Inc.*	625	15,531
Tyler Technologies, Inc.*	210	35,009
VeriFone Systems, Inc.*	900	16,686
Zebra Technologies Corp., Class A*	280	14,028
Total Information Technology		479,728
Materials - 3.0%
Balchem Corp.	595	35,492
Flotek Industries, Inc.*	1,060	13,992
KapStone Paper and Packaging Corp.	945	12,294
Total Materials		61,778
Total Common Stocks (cost $1,901,652)		1,932,119

	Principal Amount	Value
Short-Term Investments - 12.5%
Repurchase Agreements - 8.7%[5]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $178,584 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $182,153)	$178,582	$178,582

	Shares
Other Investment Companies - 3.8%[6]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	77,047	77,047
Total Short-Term Investments (cost $255,629)		255,629
Total Investments - 106.6% (cost $2,157,281)		2,187,748
Other Assets, less Liabilities - (6.6)%		(134,958)
Net Assets - 100.0%		$2,052,790

The accompanying notes are an integral part of these financial statements.

25

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation based on federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Enhanced Core Bond Fund	$125,811,984	$3,881,912	$(92,481)	$3,789,431
AMG GW&K Municipal Bond Fund	943,557,983	31,545,314	(26,283)	31,519,031
AMG GW&K Municipal Enhanced Yield Fund	248,206,712	16,487,012	—	16,487,012
AMG GW&K Small Cap Core Fund	365,853,894	75,623,939	(27,835,584)	47,788,355
AMG GW&K Small Cap Growth Fund	2,182,875	135,158	(130,285)	4,873

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$5,432,938	4.2%

[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$1,946,991	1.5%
AMG GW&K Small Cap Core Fund	24,689,398	6.4%
AMG GW&K Small Cap Growth Fund	174,058	8.5%

[2]	Variable Rate Security. The rate listed is as of June 30, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At June 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$1,341,255	1.0%
AMG GW&K Municipal Bond Fund	6,312,000	0.7%

[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

26

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2016: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$68,999,683	—	$68,999,683
Municipal Bonds††	—	8,627,117	—	8,627,117
U.S. Government and Agency Obligations†	—	48,224,644	—	48,224,644
Short-Term Investments
Repurchase Agreements	—	2,013,479	—	2,013,479
Other Investment Companies	$1,736,492	—	—	1,736,492

Total Investments in Securities	$1,736,492	$127,864,923	—	$129,601,415

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$931,781,499	—	$931,781,499
Short-Term Investments	$43,295,515	—	—	43,295,515

Total Investments in Securities	$43,295,515	$931,781,499	—	$975,077,014

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$255,336,986	—	$255,336,986
Short-Term Investments	$9,356,738	—	—	9,356,738

Total Investments in Securities	$9,356,738	$255,336,986	—	$264,693,724

The accompanying notes are an integral part of these financial statements.

27

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†††	$381,212,105	—	—	$381,212,105
Short-Term Investments
Other Investment Companies	7,055,498	—	—	7,055,498
Repurchase Agreements	—	$25,374,646	—	25,374,646

Total Investments in Securities	$388,267,603	$25,374,646	—	$413,642,249

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Small Cap Growth Fund
Investments in Securities
Common Stocks†††	$1,932,119	—	—	$1,932,119
Short-Term Investments
Repurchase Agreements	—	$178,582	—	178,582
Other Investment Companies	77,047	—	—	77,047

Total Investments in Securities	$2,009,166	$178,582	—	$2,187,748

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All municipal bonds held in the Funds are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.
†††	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

COPS:	Certificates of Participation
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Notes
National Insured: National Public Finance Guarantee Corp.

The accompanying notes are an integral part of these financial statements.

28

Statement of Assets and Liabilities (unaudited)

June 30, 2016

	AMG GW&K Enhanced Core Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Growth Fund
Assets:
Investments at value* (including securities on loan valued at $1,946,991, $0, $0, $24,689,398 and $174,058, respectively)	$129,601,415	$975,077,014	$264,693,724	$413,642,249	$2,187,748
Receivable for investments sold	1,607,372	—	1,732,094	—	24,542
Receivable for delayed delivery investments sold	—	—	11,625,300	—	—
Receivable for Fund shares sold	225,348	2,324,833	427,387	318,217	50,440
Dividends, interest and other receivables	1,333,335	10,671,453	2,183,777	403,291	663
Receivable from affiliate	17,461	238,314	35,894	33,102	4,231
Prepaid expenses	27,679	25,280	22,053	19,706	—
Total assets	132,812,610	988,336,894	280,720,229	414,416,565	2,267,624
Liabilities:
Payable upon return of securities loaned	2,013,479	—	—	25,374,646	178,582
Payable for investments purchased	1,392,990	17,570,642	8,817,484	—	—
Payable for delayed delivery investments purchased	—	—	11,521,956	—	—
Payable for Fund shares repurchased	547,073	1,836,907	1,811,730	219,580	—
Accrued expenses:
Investment advisory and management fees	47,169	275,220	103,327	240,354	1,142
Administrative fees	20,964	196,586	51,663	80,118	381
Shareholder service fees - Investor Class	—	14,003	1,267	4,057	—
Shareholder service fees - Service Class	3,402	—	860	3,140	—
Distribution fees - Investor Class	3,873	6,795	1,267	7,396	—
Distribution fees - Class C	8,092	—	—	—	—
Professional fees	27,770	29,857	24,124	20,096	15,093
Registration fees	—	—	— `	—	13,263
Trustees fees and expenses	—	2,434	—	—	3
Other	15,650	61,255	20,685	38,673	6,370
Total liabilities	4,080,462	19,993,699	22,354,363	25,988,060	214,834
Net Assets	$128,732,148	$968,343,195	$258,365,866	$388,428,505	$2,052,790
* Investments at cost	$125,811,984	$943,557,983	$247,981,513	$365,802,843	$2,157,281

The accompanying notes are an integral part of these financial statements.

29

Statement of Assets and Liabilities (continued)

			AMG GW&K
	AMG GW&K	AMG GW&K	Municipal	AMG GW&K	AMG GW&K
	Enhanced Core	Municipal Bond	Enhanced Yield	Small Cap	Small Cap
	Bond Fund	Fund	Fund	Core Fund	Growth Fund
Net Assets Represent:
Paid-in capital	$129,893,874	$921,105,383	$232,990,594	$329,982,551	$2,075,405
Undistributed (Accumulated) net investment income (loss)	44,779	16,874	4,596	640,059	(2,183)
Accumulated net realized gain (loss) from investments	(4,995,936)	15,701,907	8,658,465	9,966,489	(50,899)
Net unrealized appreciation (depreciation) of investments	3,789,431	31,519,031	16,712,211	47,839,406	30,467
Net Assets	$128,732,148	$968,343,195	$258,365,866	$388,428,505	$2,052,790
Investor Class:
Net Assets	$19,006,020	$33,544,331	$6,533,160	$35,821,707	n/a
Shares outstanding	1,903,961	2,779,536	607,791	1,546,208	n/a
Net asset value, offering and redemption price per share	$9.98	$12.07	$10.75	$23.17	n/a
Service Class:
Net Assets	$41,227,210	$166,585,433	$17,822,909	$34,649,015	n/a
Shares outstanding	4,114,419	13,773,747	1,656,568	1,481,743	n/a
Net asset value, offering and redemption price per share	$10.02	$12.09	$10.76	$23.38	n/a
Class C Shares:
Net Assets	$9,794,900	n/a	n/a	n/a	n/a
Shares outstanding	982,874	n/a	n/a	n/a	n/a
Net asset value, offering and redemption price per share	$9.97	n/a	n/a	n/a	n/a
Institutional Class:
Net Assets	$58,704,018	$768,213,431	$234,009,797	$317,957,783	$2,052,790
Shares outstanding	5,862,605	63,319,853	21,791,092	13,550,330	230,555
Net asset value, offering and redemption price per share	$10.01	$12.13	$10.74	$23.46	$8.90

The accompanying notes are an integral part of these financial statements.

30

Statement of Operations (unaudited)

For the six months ended June 30, 2016

			AMG GW&K
	AMG GW&K	AMG GW&K	Municipal	AMG GW&K	AMG GW&K
	Enhanced Core	Municipal	Enhanced Yield	Small Cap	Small Cap
	Bond Fund	Bond Fund	Fund	Core Fund	Growth Fund
Investment Income:
Interest income	$1,676,536	$8,056,293	$4,394,477	$278	—
Dividend income	8,657	28,197	7,169	2,408,460	$4,255
Securities lending income	3,928	—	—	55,442	119
Miscellaneous income	1,706	—	—	—	—
Foreign withholding tax	—	—	—	(9,688)	(50)
Total investment income	1,690,827	8,084,490	4,401,646	2,454,492	4,324
Expenses:
Investment advisory and management fees	241,382	1,579,966	608,392	1,373,075	5,137
Administrative fees	107,281	1,128,547	304,196	457,692	1,712
Distribution fees - Investor Class	23,675	37,374	7,406	42,990	—
Distribution fees - Class C	51,730	—	—	—	—
Shareholder servicing fees - Investor Class	—	27,874	7,406	24,829	—
Shareholder servicing fees - Service Class	12,246	117,171	4,743	18,124	—
Professional fees	24,889	47,592	24,591	25,057	11,931
Registration fees	16,063	18,965	16,400	14,487	6,389
Custodian	8,416	34,428	12,023	12,312	3,579
Reports to shareholders	7,124	14,938	5,618	20,279	3,215
Transfer agent	4,143	21,489	5,715	10,259	153
Trustees fees and expenses	3,008	32,494	7,939	13,178	40
Miscellaneous	1,909	8,308	3,305	4,573	698
Total expenses before offsets	501,866	3,069,146	1,007,734	2,016,855	32,854
Fee waivers	—	—	(109,755)	—	—
Expense reimbursements	(97,714)	(1,351,308)	(99,658)	(191,684)	(26,347)
Expense reductions	—	—	—	(10,738)	—
Net expenses	404,152	1,717,838	798,321	1,814,433	6,507
Net investment income (loss)	1,286,675	6,366,652	3,603,325	640,059	(2,183)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	431,814	11,780,153	7,760,974	7,656,754	(25,676)
Net change in unrealized appreciation (depreciation) of investments	3,791,607	15,386,921	8,167,509	15,433,660	51,174
Net realized and unrealized gain	4,223,421	27,167,074	15,928,483	23,090,414	25,498
Net increase in net assets resulting from operations	$5,510,096	$33,533,726	$19,531,808	$23,730,473	$23,315

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	AMG GW&K Enhanced		AMG GW&K Municipal
	Core Bond Fund		Bond Fund
	June 30,	December 31,	June 30,	December 31,
	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$1,286,675	$2,589,414	$6,366,652	$11,879,981
Net realized gain (loss) on investments	431,814	(5,132,363)	11,780,153	12,154,764
Net change in unrealized appreciation (depreciation) of investments	3,791,607	(631,280)	15,386,921	3,671,047
Net increase (decrease) in net assets resulting from operations	5,510,096	(3,174,229)	33,533,726	27,705,792
Distributions to Shareholders:
From net investment income:
Investor Class	(211,226)	(757,792)	(141,763)	(307,554)
Service Class	(288,388)	(121,235)	(961,457)	(1,760,792)
Class C	(76,397)	(284,731)	—	—
Institutional Class	(665,885)	(1,459,487)	(5,246,558)	(9,837,254)
From net realized gain on investments:
Investor Class	—	—	—	(345,596)
Service Class	—	—	—	(1,606,917)
Class C	—	—	—	—
Institutional Class	—	—	—	(8,166,806)
Total distributions to shareholders	(1,241,896)	(2,623,245)	(6,349,778)	(22,024,919)
Capital Share Transactions:[1]
Net increase from capital share transactions	38,365,646	4,076,345	129,353,714	290,819,321
Total increase (decrease) in net assets	42,633,846	(1,721,129)	156,537,662	296,500,194
Net Assets:
Beginning of period	86,098,302	87,819,431	811,805,533	515,305,339
End of period	$128,732,148	$86,098,302	$968,343,195	$811,805,533
End of period undistributed net investment income	$44,779	—	$16,874	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

32

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	AMG GW&K Municipal		AMG GW&K Small		AMG GW&K Small
	Enhanced Yield Fund		Cap Core Fund		Cap Growth Fund*
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$3,603,325	$7,963,038	$640,059	$433,600	$(2,183)	$(1,792)
Net realized gain (loss) on investments	7,760,974	4,973,058	7,656,754	13,481,106	(25,676)	(23,431)
Net change in unrealized appreciation (depreciation) of investments	8,167,509	(3,739,962)	15,433,660	(24,005,209)	51,174	(20,707)
Net increase (decrease) in net assets resulting from operations	19,531,808	9,196,134	23,730,473	(10,090,503)	23,315	(45,930)
Distributions to Shareholders:
From net investment income:
Investor Class	(74,271)	(139,414)	—	—	—	—
Service Class	(234,954)	(562,790)	—	(33,789)	—	—
Institutional Class	(3,289,757)	(7,264,910)	—	(710,270)	—	—
From net realized gain on investments:
Investor Class	—	(71,420)	—	(1,421,265)	—	—
Service Class	—	(208,173)	—	(1,479,651)	—	—
Institutional Class	—	(2,744,562)	—	(12,008,340)	—	—
Total distributions to shareholders	(3,598,982)	(10,991,269)	—	(15,653,315)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	8,840,316	(15,159,353)	(10,113,237)	26,453,362	856,324	1,219,081
Total increase (decrease) in net assets	24,773,142	(16,954,488)	13,617,236	709,544	879,639	1,173,151
Net Assets:
Beginning of period	233,592,724	250,547,212	374,811,269	374,101,725	1,173,151	—
End of period	$258,365,866	$233,592,724	$388,428,505	$374,811,269	$2,052,790	$1,173,151
End of period accumulated net investment income (loss)	$4,596	$253	$640,059	—	$(2,183)	—

*	Commencement of operations was on June 30, 2015.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

33

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016 (unaudited)

		For the years ended December 31,

Investor Class		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.58	$10.22	$9.96	$11.24	$10.81	$11.00
Income from Investment Operations:
Net investment income[1,2]	0.11	0.29	0.29	0.24	0.44	0.46
Net realized and unrealized gain (loss) on investments	0.40	(0.64)	0.26	(0.21)	0.58	0.03
Total income (loss) from investment operations	0.51	(0.35)	0.55	0.03	1.02	0.49
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.29)	(0.29)	(0.26)	(0.48)	(0.51)
Net realized gain on investments	—	—	—	(1.05)	(0.11)	(0.17)
Total distributions to shareholders	(0.11)	(0.29)	(0.29)	(1.31)	(0.59)	(0.68)
Net Asset Value, End of Period	$9.98	$9.58	$10.22	$9.96	$11.24	$10.81
Total Return[2]	5.34%[6,18]	(3.51)%[6]	5.58%	0.29%	9.53%	4.53%
Ratio of net expenses to average net assets (with offsets/reductions)	0.84%[19]	0.84%	0.84%	0.86%[4]	0.84%[5]	0.84%
Ratio of expenses to average net assets (with offsets)	0.84%[19]	0.84%	0.84%	0.86%[4]	0.84%[5]	0.84%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.02%[19]	1.07%	1.09%	1.08%[4]	1.04%[5]	1.05%
Ratio of net investment income to average net assets[2]	2.32%[19]	2.87%	2.82%	2.14%[4]	3.92%[5]	4.18%
Portfolio turnover	42%[18]	57%	22%	43%	110%	28%
Net assets at end of period (000’s omitted)	$19,006	$20,203	$27,444	$32,009	$41,772	$35,647

	For the six months ended	For the years ended			For the period from December 1, 2012
	June 30, 2016	December 31,			through
Service Class	(unaudited)	2015	2014	2013	December 31, 2012*
Net Asset Value, Beginning of Period	$9.62	$10.26	$9.99	$11.28	$11.41
Income from Investment Operations:
Net investment income[1,2]	0.12	0.30	0.31	0.26	0.02
Net realized and unrealized gain (loss) on investments	0.40	(0.63)	0.27	(0.22)	0.01
Total income (loss) from investment operations	0.52	(0.33)	0.58	0.04	0.03
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.31)	(0.31)	(0.28)	(0.05)
Net realized gain on investments	—	—	—	(1.05)	(0.11)
Total distributions to shareholders	(0.12)	(0.31)	(0.31)	(1.33)	(0.16)
Net Asset Value, End of Period	$10.02	$9.62	$10.26	$9.99	$11.28
Total Return[2]	5.40%[18]	(3.30)%	5.84%	0.41%	0.26%[17]
Ratio of net expenses to average net assets (with offsets/reductions)	0.69%[19]	0.67%	0.65%	0.69%[4]	0.64%[5,18]
Ratio of expenses to average net assets (with offsets)	0.69%[19]	0.67%	0.65%	0.69%[4]	0.64%[5,18]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.87%[19]	0.90%	0.90%	0.91%[4]	0.90%[5,18]
Ratio of net investment income to average net assets[2]	2.44%[19]	2.96%	3.00%	2.31%[4]	2.07%[5,18]
Portfolio turnover	42%[18]	57%	22%	43%	110%
Net assets at end of period (000’s omitted)	$41,227	$7,463	$2,480	$1,563	$10

34

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016 (unaudited)

		For the years ended December 31,
Class C		2015	2014	2013	2012††	2011
Net Asset Value, Beginning of Period	$9.57	$10.20	$9.94	$11.22	$10.79	$10.98
Income from Investment Operations:
Net investment income[1,2]	0.08	0.21	0.21	0.15	0.36	0.38
Net realized and unrealized gain (loss) on investments	0.39	(0.63)	0.26	(0.20)	0.57	0.02
Total income (loss) from investment operations	0.47	(0.42)	0.47	(0.05)	0.93	0.40
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.21)	(0.21)	(0.18)	(0.39)	(0.42)
Net realized gain on investments	—	—	—	(1.05)	(0.11)	(0.17)
Total distributions to shareholders	(0.07)	(0.21)	(0.21)	(1.23)	(0.50)	(0.59)
Net Asset Value, End of Period	$9.97	$9.57	$10.20	$9.94	$11.22	$10.79
Total Return[2]	4.95%[6,18]	(4.15)%[6]	4.79%	(0.50)%[6]	8.72%[6]	3.73%
Ratio of net expenses to average net assets (with offsets/reductions)	1.59%[19]	1.59%	1.59%	1.61%[4]	1.59%[5]	1.59%
Ratio of expenses to average net assets (with offsets)	1.59%[19]	1.59%	1.59%	1.61%[4]	1.59%[5]	1.59%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.77%[19]	1.82%	1.84%	1.83%[4]	1.79%[5]	1.80%
Ratio of net investment income to average net assets[2]	1.57%[19]	2.12%	2.07%	1.38%[4]	3.18%[5]	3.42%
Portfolio turnover	42%[18]	57%	22%	43%	110%	28%
Net assets at end of period (000’s omitted)	$9,795	$11,031	$15,927	$20,793	$33,026	$33,615

	For the six months ended June 30, 2016 (unaudited)

		For the years ended December 31,
Institutional Class		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.61	$10.25	$9.99	$11.28	$10.84	$11.03
Income from Investment Operations:
Net investment income[1,2]	0.12	0.31	0.31	0.27	0.47	0.49
Net realized and unrealized gain (loss) on investments	0.40	(0.63)	0.27	(0.22)	0.58	0.02
Total income (loss) from investment operations	0.52	(0.32)	0.58	0.05	1.05	0.51
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.32)	(0.32)	(0.29)	(0.50)	(0.53)
Net realized gain on investments	—	—	—	(1.05)	(0.11)	(0.17)
Total distributions to shareholders	(0.12)	(0.32)	(0.32)	(1.34)	(0.61)	(0.70)
Net Asset Value, End of Period	$10.01	$9.61	$10.25	$9.99	$11.28	$10.84
Total Return[2]	5.34%[18]	(3.15)%	5.85%	0.46%	9.89%	4.79%
Ratio of net expenses to average net assets (with offsets/reductions)	0.59%[19]	0.59%	0.59%	0.61%[4]	0.59%[5]	0.59%
Ratio of expenses to average net assets (with offsets)	0.59%[19]	0.59%	0.59%	0.61%[4]	0.59%[5]	0.59%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.77%[19]	0.82%	0.84%	0.83%[4]	0.79%[5]	0.80%
Ratio of net investment income to average net assets[2]	2.56%[19]	3.10%	3.05%	2.39%[4]	4.21%[5]	4.41%
Portfolio turnover	42%[18]	57%	22%	43%	110%	28%
Net assets at end of period (000’s omitted)	$58,704	$47,402	$41,968	$59,182	$65,573	$64,573

35

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016 (unaudited)
		For the years ended December 31,
Investor Class		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.70	$11.61	$11.02	$11.52	$11.21	$10.29
Income from Investment Operations:
Net investment income[1,2]	0.06	0.15	0.18	0.18	0.20	0.27
Net realized and unrealized gain (loss) on investments	0.37	0.24	0.63	(0.47)	0.38	0.97
Total income (loss) from investment operations	0.43	0.39	0.81	(0.29)	0.58	1.24
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.15)	(0.18)	(0.17)	(0.19)	(0.27)
Net realized gain on investments	—	(0.15)	(0.04)	(0.04)	(0.08)	(0.05)
Total distributions to shareholders	(0.06)	(0.30)	(0.22)	(0.21)	(0.27)	(0.32)
Net Asset Value, End of Period	$12.07	$11.70	$11.61	$11.02	$11.52	$11.21
Total Return[2]	3.65%[18]	3.36%	7.39%	(2.51)%[6]	5.27%[6]	12.16%
Ratio of net expenses to average net assets (with offsets/reductions)	0.78%[19]	0.82%	0.80%	0.81%[7]	0.80%[8]	0.81%
Ratio of expenses to average net assets (with offsets)	0.78%[19]	0.82%	0.80%	0.81%[7]	0.80%[8]	0.81%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.08%[19]	1.13%	1.12%	1.17%[7]	1.18%[8]	1.34%
Ratio of net investment income to average net assets[2]	1.01%[19]	1.28%	1.55%	1.56%[7]	1.71%[8]	2.46%
Portfolio turnover	40%[18]	78%	31%	28%	39%	26%
Net assets at end of period (000’s omitted)	$33,544	$27,362	$23,572	$28,655	$22,726	$8,777

	For the six months ended June 30, 2016 (unaudited)
		For the years ended December 31,
Service Class		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.73	$11.63	$11.04	$11.54	$11.23	$10.30
Income from Investment Operations:
Net investment income[1,2]	0.08	0.19	0.21	0.21	0.23	0.30
Net realized and unrealized gain (loss) on investments	0.36	0.24	0.63	(0.47)	0.38	0.97
Total income (loss) from investment operations	0.44	0.43	0.84	(0.26)	0.61	1.27
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.18)	(0.21)	(0.20)	(0.22)	(0.29)
Net realized gain on investments	—	(0.15)	(0.04)	(0.04)	(0.08)	(0.05)
Total distributions to shareholders	(0.08)	(0.33)	(0.25)	(0.24)	(0.30)	(0.34)
Net Asset Value, End of Period	$12.09	$11.73	$11.63	$11.04	$11.54	$11.23
Total Return[2]	3.72%[18]	3.77%	7.62%	(2.24)%	5.53%	12.52%
Ratio of net expenses to average net assets (with offsets/reductions)	0.50%[19]	0.51%	0.52%	0.53%[7]	0.55%[8]	0.54%
Ratio of expenses to average net assets (with offsets)	0.50%[19]	0.51%	0.52%	0.53%[7]	0.55%[8]	0.54%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.80%[19]	0.82%	0.84%	0.89%[7]	0.93%[8]	1.09%
Ratio of net investment income to average net assets[2]	1.29%[19]	1.59%	1.82%	1.84%[7]	1.97%[8]	2.80%
Portfolio turnover	40%[18]	78%	31%	28%	39%	26%
Net assets at end of period (000’s omitted)	$166,585	$128,684	$98,152	$53,024	$35,444	$22,705

36

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016 (unaudited)
		For the years ended December 31,
Institutional Class		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.77	$11.67	$11.08	$11.58	$11.26	$10.33
Income from Investment Operations:
Net investment income[1,2]	0.09	0.21	0.23	0.23	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.36	0.24	0.63	(0.47)	0.40	0.99
Total income (loss) from investment operations	0.45	0.45	0.86	(0.24)	0.65	1.29
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.20)	(0.23)	(0.22)	(0.25)	(0.31)
Net realized gain on investments	—	(0.15)	(0.04)	(0.04)	(0.08)	(0.05)
Total distributions to shareholders	(0.09)	(0.35)	(0.27)	(0.26)	(0.33)	(0.36)
Net Asset Value, End of Period	$12.13	$11.77	$11.67	$11.08	$11.58	$11.26
Total Return[2]	3.80%[18]	3.94%	7.80%	(2.02)%	5.80%[6]	12.71%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	0.34%[19]	0.34%	0.34%	0.36%[7]	0.35%[8]	0.34%
Ratio of expenses to average net assets (with offsets)	0.34%[19]	0.34%	0.34%	0.36%[7]	0.35%[8]	0.34%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.64%[19]	0.65%	0.66%	0.72%[7]	0.73%[8]	0.83%
Ratio of net investment income to average net assets[2]	1.45%[19]	1.76%	2.00%	2.01%[7]	2.15%[8]	2.79%
Portfolio turnover	40%[18]	78%	31%	28%	39%	26%
Net assets at end of period (000’s omitted)	$768,213	$655,760	$393,581	$204,711	$121,609	$32,019

37

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended
	June 30, 2016	For the years ended December 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.08	$10.16	$8.98	$10.24	$9.55	$8.79
Income from Investment Operations:
Net investment income[1,2]	0.13	0.30	0.34	0.35	0.36	0.37
Net realized and unrealized gain (loss) on investments	0.67	0.05	1.18	(1.18)	0.93	0.78
Total income (loss) from investment operations	0.80	0.35	1.52	(0.83)	1.29	1.15
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.30)	(0.34)	(0.36)	(0.36)	(0.37)
Net realized gain on investments	—	(0.13)	—	(0.07)	(0.24)	(0.02)
Total distributions to shareholders	(0.13)	(0.43)	(0.34)	(0.43)	(0.60)	(0.39)
Net Asset Value, End of Period	$10.75	$10.08	$10.16	$8.98	$10.24	$9.55
Total Return[2]	7.97%[18]	3.57%	17.14%	(8.27)%[6]	13.69%[6]	13.48%
Ratio of net expenses to average net assets (with offsets/reductions)	1.14%[19]	1.07%	1.00%	1.12%[9]	1.07%[10]	1.17%[11]
Ratio of expenses to average net assets (with offsets)	1.14%[19]	1.07%	1.00%	1.12%[9]	1.07%[10]	1.17%[11]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.31%[19]	1.25%	1.19%	1.30%[9]	1.27%[10]	1.40%
Ratio of net investment income to average net assets[2]	2.48%[19]	2.98%	3.46%	3.58%[9]	3.53%[10]	4.02%
Portfolio turnover	101%[18]	120%	83%	52%	70%	31%
Net assets at end of period (000’s omitted)	$6,533	$5,500	$8,507	$8,030	$21,413	$5,689

	For the six months ended
	June 30, 2016	For the years ended December 31,
Service Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.09	$10.16	$8.98	$10.23	$9.54	$8.79
Income from Investment Operations:
Net investment income[1,2]	0.15	0.34	0.36	0.38	0.38	0.40
Net realized and unrealized gain (loss) on investments	0.67	0.06	1.18	(1.18)	0.93	0.77
Total income (loss) from investment operations	0.82	0.40	1.54	(0.80)	1.31	1.17
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.34)	(0.36)	(0.38)	(0.38)	(0.40)
Net realized gain on investments	—	(0.13)	—	(0.07)	(0.24)	(0.02)
Total distributions to shareholders	(0.15)	(0.47)	(0.36)	(0.45)	(0.62)	(0.42)
Net Asset Value, End of Period	$10.76	$10.09	$10.16	$8.98	$10.23	$9.54
Total Return[2]	8.19%[18]	4.07%	17.39%	(7.95)%	13.90%	13.65%
Ratio of net expenses to average net assets (with offsets/reductions)	0.70%[19]	0.71%	0.72%	0.78%[9]	0.86%[10]	0.94%[11]
Ratio of expenses to average net assets (with offsets)	0.70%[19]	0.71%	0.72%	0.78%[9]	0.86%[10]	0.94%[11]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.87%[19]	0.89%	0.91%	0.96%[9]	1.06%[10]	1.16%
Ratio of net investment income to average net assets[2]	2.92%[19]	3.35%	3.68%	3.99%[9]	3.74%[10]	4.48%
Portfolio turnover	101%[18]	120%	83%	52%	70%	31%
Net assets at end of period (000’s omitted)	$17,823	$16,036	$15,757	$5,222	$6,401	$2,145

38

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended
	June 30, 2016	For the years ended December 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.07	$10.14	$8.97	$10.22	$9.53	$8.78
Income from Investment Operations:
Net investment income[1,2]	0.15	0.34	0.37	0.39	0.40	0.41
Net realized and unrealized gain (loss) on investments	0.67	0.07	1.17	(1.17)	0.93	0.78
Total income (loss) from investment operations	0.82	0.41	1.54	(0.78)	1.33	1.19
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.35)	(0.37)	(0.40)	(0.40)	(0.42)
Net realized gain on investments	—	(0.13)	—	(0.07)	(0.24)	(0.02)
Total distributions to shareholders	(0.15)	(0.48)	(0.37)	(0.47)	(0.64)	(0.44)
Net Asset Value, End of Period	$10.74	$10.07	$10.14	$8.97	$10.22	$9.53
Total Return[2]	8.24%[18]	4.15%	17.45%	(7.80)%	14.13%[6]	13.94%
Ratio of net expenses to average net assets (with offsets/reductions)	0.64%[19]	0.64%	0.64%	0.66%[9]	0.65%[10]	0.69%[11]
Ratio of expenses to average net assets (with offsets)	0.64%[19]	0.64%	0.64%	0.66%[9]	0.65%[10]	0.69%[11]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.81%[19]	0.82%	0.83%	0.84%[9]	0.85%[10]	0.91%
Ratio of net investment income to average net assets[2]	2.98%[19]	3.42%	3.83%	4.08%[9]	3.96%[10]	4.69%
Portfolio turnover	101%[18]	120%	83%	52%	70%	31%
Net assets at end of period (000’s omitted)	$234,010	$212,057	$226,284	$201,161	$294,983	$138,250

39

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended
	June 30, 2016		For the years ended December 31,
Investor Class	(unaudited		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$21.80		$23.39	$24.34	$17.72	$15.87	$15.64
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.00	)#	(0.06)[12]	(0.07)[13]	(0.07)[14]	0.14 [15]	(0.02)
Net realized and unrealized gain (loss) on investments	1.37		(0.64)	0.46	7.56	2.15	0.25
Total income (loss) from investment operations	1.37		(0.70)	0.39	7.49	2.29	0.23
Less Distributions to Shareholders from:
Net investment income	—		—	—	—	(0.08)	—
Net realized gain on investments	—		(0.89)	(1.34)	(0.87)	(0.36)	—
Total distributions to shareholders	—		(0.89)	(1.34)	(0.87)	(0.44)	—
Net Asset Value, End of Period	$23.17		$21.80	$23.39	$24.34	$17.72	$15.87
Total Return[2]	6.29%[18]		(3.02)%	1.53%	42.26%	14.45%	1.47%
Ratio of net expenses to average net assets (with offsets/reductions)	1.34%[19]		1.35%	1.42%	1.37%[16]	1.41%[17]	1.39%
Ratio of expenses to average net assets (with offsets)	1.34%[19]		1.35%	1.42%	1.37%[16]	1.41%[17]	1.39%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.45%[19]		1.46%	1.53%	1.50%[16]	1.62%[17]	1.71%
Ratio of net investment income (loss) to average net assets[2]	0.00	%#,19	(0.24)%	(0.28)%	(0.32)%[16]	0.78%[17]	(0.14)%
Portfolio turnover	11%[18]		16%	26%	19%	14%	25%
Net assets at end of period (000’s omitted)	$35,822		$35,691	$37,995	$69,992	$14,707	$3,349

	For the six months ended
	June 30, 2016		For the years ended December 31,
Service Class	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$21.97		$23.53	$24.42	$17.73	$15.85	$15.59
Income from Investment Operations:
Net investment income (loss)[1,2]	0.03		0.01 [12]	0.04 [13]	(0.02)[14]	0.06 [15]	0.01
Net realized and unrealized gain (loss) on investments	1.38		(0.65)	0.43	7.58	2.26	0.25
Total income (loss) from investment operations	1.41		(0.64)	0.47	7.56	2.32	0.26
Less Distributions to Shareholders from:
Net investment income	—		(0.02)	(0.01)	—	(0.08)	—
Net realized gain on investments	—		(0.90)	(1.35)	(0.87)	(0.36)	—
Total distributions to shareholders	—		(0.92)	(1.36)	(0.87)	(0.44)	—
Net Asset Value, End of Period	$23.38		$21.97	$23.53	$24.42	$17.73	$15.85
Total Return[2]	6.42%[18]		(2.75)%	1.86%	42.64%[6]	14.67%[6]	1.67%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	1.06%[19]		1.07%	1.10%	1.13%[16]	1.20%[17]	1.20%
Ratio of expenses to average net assets (with offsets)	1.06%[19]		1.07%	1.10%	1.13%[16]	1.20%[17]	1.20%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.16%[19]		1.18%	1.22%	1.26%[16]	1.41%[17]	1.52%
Ratio of net investment income (loss) to average net assets[2]	0.28%[19]		0.03%	0.16%	(0.09)%[16]	0.44%[17]	0.04%
Portfolio turnover	11%[18]		16%	26%	19%	14%	25%
Net assets at end of period (000’s omitted)	$34,649		$36,739	$44,806	$35,836	$13,052	$19,007

40

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended
	June 30, 2016	For the years ended December 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.04	$23.61	$24.49	$17.76	$15.87	$15.59
Income from Investment Operations:
Net investment income[1,2]	0.04	0.04 [12]	0.07 [13]	0.02 [14]	0.14 [15]	0.05
Net realized and unrealized gain (loss) on investments	1.38	(0.65)	0.44	7.58	2.23	0.25
Total income (loss) from investment operations	1.42	(0.61)	0.51	7.60	2.37	0.30
Less Distributions to Shareholders from:
Net investment income	—	(0.05)	(0.04)	—	(0.12)	(0.02)
Net realized gain on investments	—	(0.91)	(1.35)	(0.87)	(0.36)	—
Total distributions to shareholders	—	(0.96)	(1.39)	(0.87)	(0.48)	(0.02)
Net Asset Value, End of Period	$23.46	$22.04	$23.61	$24.49	$17.76	$15.87
Total Return[2]	6.44%[18]	(2.63)%	2.04%	42.81%[6]	14.97%[6]	1.90%
Ratio of net expenses to average net assets (with offsets/reductions)	0.95%[19]	0.95%	0.95%	0.97%[16]	0.96%[17]	0.95%
Ratio of expenses to average net assets (with offsets)	0.95%[19]	0.95%	0.95%	0.97%[16]	0.96%[17]	0.95%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.05%[19]	1.06%	1.07%	1.10%[16]	1.17%[17]	1.27%
Ratio of net investment income to average net assets[2]	0.40%[19]	0.17%	0.30%	0.07%[16]	0.84%[17]	0.30%
Portfolio turnover	11%[18]	16%	26%	19%	14%	25%
Net assets at end of period (000’s omitted)	$317,958	$302,381	$291,301	$168,854	$76,673	$40,425

41

AMG GW&K Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six	For the period from
	months ended	June 30, 2015
	June 30, 2016	through
Institutional Class	(unaudited)	December 31, 2015**
Net Asset Value, Beginning of Period	$8.95	$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.02)
Net realized and unrealized loss on investments	(0.04)	(1.03)
Total loss from investment operations	(0.05)	(1.05)
Net Asset Value, End of Period	$8.90	$8.95
Total Return[2]	(0.45)%[18]	(10.50)%[18]
Ratio of net expenses to average net assets (with offsets/reductions)	0.95%[19]	0.95%[19]
Ratio of expenses to average net assets (with offsets)	0.95%[19]	0.95%[19]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	4.80%[19]	11.39%[19]
Ratio of net investment loss to average net assets[2]	(0.32)%[19]	(0.39)%[19]
Portfolio turnover	24%[18]	41%[18]
Net assets at end of period (000’s omitted)	$2,053	$1,173

42

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commencement of operations was December 1, 2012.
**	Commencement of operations was June 30, 2015.
#	Rounds to less than 0.01% or $0.00.
††	Effective December 1, 2012, Class C shares were closed to all new investors.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waiver and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-routine extraordinary expenses amounting to 0.021%, 0.016%, 0.021% and 0.020% of average net assets for the Investor Class, Service Class, Class C and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.005%, 0.004% and 0.004% of average net assets for the Investor Class, Service Class, Class C and Institutional Class, respectively.
[6]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[7]	Includes non-routine extraordinary expenses amounting to 0.021%, 0.020% and 0.020% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.024%, 0.022% and 0.023% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.006%, 0.005% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Effective July 1, 2011, the Fund’s expense cap was reduced to 0.64% from 0.79%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.05), $0.01 and $0.05 for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.11), $(0.00), and $0.03 for AMG GW&K Small Cap Core Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[14]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.09), $(0.04) and $0.00 for the Investor Class, Service Class and Institutional Class, respectively.
[15]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.03, $(0.05) and $0.03 for the Investor Class, Service Class and Institutional Class, respectively.
[16]	Includes non-routine extraordinary expenses amounting to 0.015%, 0.017% and 0.018% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[17]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.004% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[18]	Not annualized.
[19]	Annualized.

43

Notes to Financial Statements (unaudited)

June 30, 2016

1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”) and AMG GW&K Small Cap Growth Fund (“Small Cap Growth”) and AMG Funds II: AMG GW&K Enhanced Core Bond Fund (“Enhanced Core Bond”), each a “Fund” and collectively, the “Funds.”

Each Fund has established the following classes of shares: Investor Class, Service Class and Institutional Class. Currently, Enhanced Core Bond, Municipal Bond, Municipal Enhanced and Small Cap Core offer Investor Class, Service Class and Institutional Class Shares. Small Cap Growth offers Institutional Class shares only. Additionally, Enhanced Core Bond established and offers Class C shares. The Small Cap Growth Fund commenced operations on June 30, 2015.

Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective December 1, 2012, Class C shares of Enhanced Core Bond were closed to all new investors and will no longer be available for purchase by existing shareholders. Shareholders who redeem Class C shares of the Fund will continue to be subject to the deferred sales charges described in the prospectus. Effective November 1, 2013, Small Cap Core was closed to new investors. Please refer to Enhanced Core Bond’s and Small Cap Core’s current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be

44

Notes to Financial Statements (continued)

realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trusts and other trusts within AMG Funds family of mutual funds (collectively the “AMG Funds family” and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2016, the amount by which the Small Cap Core Fund’s expenses were reduced and the impact on the annualized expense ratios, if any, were as follows: $10,738 or less than 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2016, the Funds’ custodian expense was not reduced.

Effective June 1, 2016, the overdraft fees are computed at 1.75% (previously 1.0%) above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2016, overdraft fees for Enhanced Core Bond, Municipal Bond, Municipal Enhanced, Small Cap Core and Small Cap Growth equaled $23, $596, $24, $0 and $0, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement

45

Notes to Financial Statements (continued)

purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization and temporary differences are due to wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on Small Cap Core’s and Small cap Growth’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, Small Cap Core and Small Cap Growth will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2015, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2016, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Enhanced Core Bond	$540,021	$1,682,418

These amounts may be used to offset future realized capital gains for an unlimited time period.

As of December 31, 2015, Municipal Bond, Municipal Enhanced, Small Cap Core and Small Cap Growth had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should Municipal Bond, Municipal Enhanced, Small Cap Core and Small Cap Growth incur net capital losses for the year ended December 31, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trusts’ Declarations of Trust authorize for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015, the capital stock transactions by class for the Funds were as follows:

	Enhanced Core Bond				Municipal Bond
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	189,269	$1,850,515	745,685	$7,581,134	903,524	$10,757,054	1,539,109	$17,987,833
Reinvestment of distributions	14,159	138,365	53,402	536,159	11,065	131,775	54,114	632,448
Cost of shares repurchased	(407,675)	(3,960,587)	(1,376,533)	(13,764,481)	(473,068)	(5,642,911)	(1,285,745)	(14,916,621)

Net increase (decrease)	(204,247)	$(1,971,707)	(577,446)	$(5,647,188)	441,521	$5,245,918	307,478	$3,703,660

Service Class:
Proceeds from sale of shares	3,586,819	$35,364,274	590,618	$5,851,078	4,970,032	$59,299,641	5,825,773	$68,099,858
Reinvestment of distributions	28,593	282,408	10,485	104,238	58,974	703,906	192,521	2,255,691
Cost of shares repurchased	(276,873)	(2,748,150)	(67,052)	(669,781)	(2,225,605)	(26,533,997)	(3,484,494)	(40,798,939)

Net increase	3,338,539	$32,898,532	534,051	$5,285,535	2,803,401	$33,469,550	2,533,800	$29,556,610

46

Notes to Financial Statements (continued)

	Enhanced Core Bond				Municipal Bond
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class C:
Proceeds from sale of shares	1,362	$13,292	5,337	$53,505	—	—	—	—
Reinvestment of distributions	5,370	52,382	19,802	198,380	—	—	—	—
Cost of shares repurchased	(176,814)	(1,723,572)	(433,309)	(4,362,382)	—	—	—	—

Net decrease	(170,082)	$(1,657,898)	(408,170)	$(4,110,497)	—	—	—	—

Institutional Class:
Proceeds from sale of shares	1,282,193	$12,531,034	1,630,862	$16,511,994	15,511,743	$185,280,483	33,123,648	$388,149,326
Reinvestment of distributions	67,114	658,464	143,327	1,438,083	407,153	4,873,794	1,438,936	16,900,334
Cost of shares repurchased	(417,611)	(4,092,779)	(937,260)	(9,401,582)	(8,323,016)	(99,516,031)	(12,559,632)	(147,490,609)

Net increase	931,696	$9,096,719	836,929	$8,548,495	7,595,880	$90,638,246	22,002,952	$257,559,051

	Municipal Enhanced				Small Cap Core
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	393,520	$4,086,795	765,332	$7,817,267	91,180	$1,925,199	344,200	$8,072,293
Reinvestment of distributions	7,126	73,763	20,792	210,164	—	—	60,630	1,336,887
Cost of shares repurchased	(338,617)	(3,505,219)	(1,078,015)	(11,024,996)	(182,038)	(3,920,916)	(392,023)	(9,181,256)

Net increase (decrease)	62,029	$655,339	(291,891)	$(2,997,565)	(90,858)	$(1,995,717)	12,807	$227,924

Service Class:
Proceeds from sale of shares	728,415	$7,511,844	1,115,492	$11,383,413	28,016	$602,300	162,317	$3,848,812
Reinvestment of distributions	22,661	234,945	76,444	770,964	—	—	35,688	792,991
Cost of shares repurchased	(684,575)	(7,022,828)	(1,152,453)	(11,693,012)	(218,159)	(4,701,967)	(430,228)	(10,436,822)

Net increase (decrease)	66,501	$723,961	39,483	$461,365	(190,143)	$(4,099,667)	(232,223)	$(5,795,019)

Institutional Class:
Proceeds from sale of shares	3,489,161	$36,143,504	5,680,203	$57,465,629	1,245,514	$26,519,852	2,374,100	$56,191,800
Reinvestment of distributions	170,902	1,767,432	587,901	5,926,350	—	—	538,090	11,994,017
Cost of shares repurchased	(2,933,677)	(30,449,920)	(7,508,463)	(76,015,132)	(1,415,595)	(30,537,705)	(1,531,195)	(36,165,360)

Net increase (decrease)	726,386	$7,461,016	(1,240,359)	$(12,623,153)	(170,081)	$(4,017,853)	1,380,995	$32,020,457

	Small Cap Growth
	2016		2015
	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	126,231	$1,085,950	159,184	$1,476,468
Cost of shares repurchased	(26,822)	(229,626)	(28,038)	(257,387)

Net increase	99,409	$856,324	131,146	$1,219,081

47

Notes to Financial Statements (continued)

At June 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Enhanced Core Bond - two collectively own 39%; Municipal Bond - two collectively own 64%; Municipal Enhanced - two collectively own 78%; Small Cap Core - three collectively own 65% and Small Cap Growth - two collectively own 82%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At June 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Enhanced Core Bond, Small Cap Core and Small Cap Growth were $2,013,479, $25,374,646 and $178,582, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (GW&K) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Enhanced Core Bond	0.45%
Municipal Bond	0.35%
Municipal Enhanced	0.50%
Small Cap Core	0.75%
Small Cap Growth	0.75%

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Enhanced Core Bond, Municipal Bond, Municipal Enhanced, Small Cap Core and Small Cap Growth to 0.59%, 0.34%, 0.64%, 0.95% and 0.95%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Trust’s Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and respective expense reimbursements in any such future year to exceed that Funds’ respective contractual expense limitation amount.

48

Notes to Financial Statements (continued)

For the six months ended June 30, 2016, each Fund’s expiration of reimbursement is detailed in the following chart:

	Enhanced	Municipal
Expiration Period	Core Bond	Bond
Less than 1 year*	$256,835	$1,041,372
Within 2 years	219,391	1,683,544
Within 3 years	209,871	2,563,791

Total Amount Subject to Reimbursement	$686,097	$5,288,707

	Municipal
Expiration Period	Enhanced	Small Cap Core
Less than 1 year*	$205,539	$320,161
Within 2 years	231,939	411,834
Within 3 years	211,246	413,891

Total Amount Subject to Reimbursement	$648,724	$1,145,886

Expiration Period	Small Cap Growth
Less than 1 year	—
Within 2 years	—
Within 3 years	$74,870

Total Amount Subject to Reimbursement	$74,870

*	A portion of this represents the expiration amount through the year ended December 31, 2016 of $139,156, $350,484, $108,146, $82,940 for Enhanced Core Bond, Municipal Bond, Municipal Enhanced and Small Cap Core, respectively.

Enhanced Core Bond, Municipal Bond, Municipal Enhanced, Small Cap Core and Small Cap Growth have entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and provides a variety of administration and shareholder services to the Funds. Enhanced Core Bond pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for these services. Municipal Bond, Municipal Enhanced, Small Cap Core and Small Cap Growth each pay a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for these services.

The Administrator for Municipal Enhanced is voluntarily waiving a portion of its administration fee on 90% of the Fund’s net assets. The waiver, which may be modified or terminated at any time, amounts to 0.10% on the first $250 million of the Fund’s net assets and 0.15% on the remaining net assets. For the six months ended June 30, 2016, the amount waived was $109,755 or 0.09%.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund and Class C shares of Enhanced Core Bond, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors of up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to the Investor Class and Class C shares, respectively. The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class C shares or Investor Class shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For Enhanced Core Bond’s Service Class and for each of the Investor and Service Classes of Municipal Bond, Municipal Enhanced and Small Cap Core, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2016, were as follows:

	Maximum	Actual
Fund	Amount Approved	Amount Incurred
Enhanced Core Bond
Service Class	0.10%	0.10%
Municipal Bond
Investor Class	0.25%	0.19%
Service Class	0.25%	0.16%
Municipal Enhanced
Investor Class	0.25%	0.25%
Service Class	0.25%	0.06%
Small Cap Core
Investor Class	0.25%	0.14%
Service Class	0.25%	0.11%

49

Notes to Financial Statements (continued)

In June 2016, the Funds’ Board approved a proposal to revise certain fees paid by the Funds. These changes will not increase the overall fees incurred by the Funds or by shareholders of the Funds. These changes will not be effective until October 1, 2016 following execution of all relevant agreements and the filing of revised prospectuses and Statements of Additional Information with the Securities and Exchange Commission. The Board approved, in some cases, changes to the administrative fee, management fee and/or shareholder servicing fee on certain classes of the Funds. Further details regarding such changes will be available once all relevant agreements are finalized and executed and revised prospectuses and Statements of Additional Information are filed with the Securities and Exchange Commission.

The Board provides supervision of the affairs of the Trusts, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trusts who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits each fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Enhanced Core Bond lent $1,581,285 for one day earning interest in the amount of $42 and Small Cap Core lent $2,796,955 for four days earning interest in the amount of $278. The interest amount is included in the Statement of Operations as interest income. For the six months ended June 30, 2016, Municipal Bond, Municipal Enhanced and Small Cap Growth neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2016, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Enhanced Core Bond	$61,051,295	$31,465,822
Municipal Bond	465,453,639	341,002,842
Municipal Enhanced	249,402,447	239,284,026
Small Cap Core	39,025,683	45,593,830

	Long-Term Securities
Fund	Purchases	Sales
Small Cap Growth	1,081,542	336,356

	U.S. Government Obligations
Fund	Purchases	Sales
Enhanced Core Bond	$21,944,880	$10,881,916

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2016, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Enhanced Core Bond	$1,946,991	$2,013,479
Small Cap Core	24,689,398	25,374,646
Small Cap Growth	174,058	178,582

5. COMMITMENTS AND CONTINGENCIES

Under each Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

50

Notes to Financial Statements (continued)

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For security lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of June 30, 2016:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets
	Presented in the Statement	Financial Instruments	Cash Collateral
	of Assets and Liabilities	Collateral	Received	Net Amount
Enhanced Core Bond
Bank of Nova Scotia	$1,000,000	$1,000,000	—	—
Cantor Fitzgerald Securities, Inc.	1,000,000	1,000,000	—	—
Mizuho Securities USA, Inc.	13,479	13,479	—	—

Totals	$2,013,479	$2,013,479	—	—

Small Cap Core
Cantor Fitzgerald Securities, Inc.	$6,026,552	$6,026,552	—	—
Citigroup Global Markets, Inc.	6,026,552	6,026,552	—	—
HSBC Securities USA, Inc.	5,762,429	5,762,429	—	—
Merrill Lynch Pierce Fenner & Smith, Inc.	6,026,552	6,026,552	—	—
State of Wisconsin Investment Board	1,532,561	1,532,561	—	—

Totals	$25,374,646	$25,374,646	—	—

Small Cap Growth
Cantor Fitzgerald Securities, Inc	$178,582	$178,582	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

51

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Growth Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund: Approval of Investment Management and Subadvisory Agreements on June 22-23, 2016.

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and each Trust for each of AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund (each, a “Fund”, and collectively, the “Funds”) and separately an amendment, to be effective October 1, 2016, to such Investment Management Agreement for AMG GW&K Municipal Bond Fund (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with respect to each Fund and separately an amendment, to be effective October 1, 2016, to each Subadvisory Agreement with respect to AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Small Cap Growth Fund (collectively, the “Subadvisory Agreements”)1. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

[1]	On June 24-25, 2015, the Board of Trustees, and separately a majority of the Independent Trustees, approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement with the Subadvisor for AMG GW&K Small Cap Growth Fund for an initial two-year period.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreements, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs

52

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds.

The Trustees also considered the Investment Manager’s risk management processes. The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund and AMG GW&K Small Cap Growth Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund

Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to the Peer Group and Fund Benchmark. The Trustees noted that the Fund ranked in the top quintile relative to its Peer Group for the 1-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above the median performance of the Peer Group and above the performance of the Fund

Benchmark, the Barclays U.S. Municipal Bond BAA Index. The Trustees noted that the Fund ranked in the top quintile relative to the Peer Group for the 5-year and 10-year periods and in the top quartile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2016 and for the period from the Fund’s inception on June 30, 2009 through March 31, 2016 was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for all relevant time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Enhanced Core Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was below, below, above and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees noted that the Fund ranked in the top quintile relative to its Peer Group for the 10-year period, in the second

53

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

quartile relative to its Peer Group for the 5-year period and in the third quartile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that, effective October 1, 2016, the management fee rate for AMG GW&K Municipal Bond Fund will be reduced and the administrative fee rate paid by AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Growth Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund will be reduced and the shareholder servicing fee rate paid by Service Class shares of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Growth Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund will be reduced. The Trustees further noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of AMG GW&K Small Cap Growth Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund, but that effective October 1, 2016, the Investment Manager will pay the Subadvisor a subadvisory fee that is a portion of the advisory fee that it receives from each of AMG GW&K Small

Cap Growth Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund. The Trustees also considered the amount of the advisory fee that will be retained by the Investment Manager after payment of the subadvisory fee with respect to AMG GW&K Small Cap Growth Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund effective October 1, 2016. In the case of AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund, the Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadvisor. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current and revised advisory fee structure, as applicable, and, as noted above, the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadvisor from these relationships. The Trustees noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of the Subadvisor’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current and revised subadvisory fee structure, as applicable, and the services the Subadvisor provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to

54

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

0.95%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.64%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under each

Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreements for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Growth Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund.

55

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

AMG SouthernSun Global Opportunities

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

SAR019-0616	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2016

Investment Management

AMG Renaissance Large Cap Growth Fund

Investor Class: MRLTX     |     Service Class: MRLSX     |     Institutional Class: MRLIX

AMG Renaissance International Equity Fund

Investor Class: RIEIX       |     Service Class: RIESX       |     Institutional Class: RIELX

www.amgfunds.com |	SAR024-0616

AMG Funds

Semi-Annual Report—June 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Renaissance Large Cap Growth Fund	4

AMG Renaissance International Equity Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	13
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	15
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	16
Detail of changes in assets for the past two periods

Financial Highlights	17
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	21
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2016	Expense Ratio for the Period	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.16%	$1,000	$981	$5.71
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.82
Service Class
Based on Actual Fund Return	0.82%	$1,000	$983	$4.04
Hypothetical (5% return before expenses)	0.82%	$1,000	$1,021	$4.12
Institutional Class
Based on Actual Fund Return	0.66%	$1,000	$984	$3.26
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.32
AMG Renaissance International Equity Fund
Investor Class
Based on Actual Fund Return	1.35%	$1,000	$952	$6.55
Hypothetical (5% return before expenses)	1.35%	$1,000	$1,018	$6.77
Service Class
Based on Actual Fund Return	0.93%	$1,000	$954	$4.52
Hypothetical (5% return before expenses)	0.93%	$1,000	$1,020	$4.67
Institutional Class
Based on Actual Fund Return	0.85%	$1,000	$955	$4.13
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,021	$4.27

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited)

Periods ended June 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date
AMG Renaissance Large Cap Growth Fund [2,3,4]
Investor Class	(1.89)%	(4.48)%	10.56%	12.73%	06/03/09
Service Class	(1.70)%	(4.15)%	10.95%	13.09%	06/03/09
Institutional Class	(1.63)%	(4.02)%	11.11%	13.27%	06/03/09
Russell 1000® Growth Index[5]	1.36%	3.02%	12.35%	15.18%	06/03/09	†
AMG Renaissance International Equity Fund [2,4,6,7]
Investor Class	(4.83)%	(11.91)%	—	(7.25)%	06/16/14
Service Class	(4.59)%	(11.47)%	—	(6.89)%	06/16/14
Institutional Class	(4.48)%	(11.44)%	—	(6.80)%	06/16/14
MSCI ACWI ex USA[8,9]	(1.02)%	(10.24)%	0.10%	(7.33)%	06/16/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[4]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[5]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[7]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.
[8]	The MSCI ACWI ex USA Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. Unlike the Fund, the Index is unmanaged, is not available for investment and does not incur expenses.
[9]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell 1000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Renaissance Large Cap Growth Fund*	Russell 1000® Growth Index
Information Technology	26.9%	29.3%
Consumer Discretionary	26.7%	20.9%
Health Care	18.0%	17.3%
Industrials	14.2%	10.6%
Financials	6.6%	5.7%
Consumer Staples	3.6%	10.6%
Materials	1.7%	3.6%
Energy	0.0%	0.6%
Utilities	0.0%	0.1%
Telecommunication Services	0.0%	1.3%
Other Assets and Liabilities	2.3%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Oracle Corp.	2.0%
Aetna, Inc.	2.0
Texas Instruments, Inc.	1.9
Ross Stores, Inc.**	1.9
United Parcel Service, Inc., Class B	1.9
McKesson Corp.	1.9
Synopsys, Inc.	1.9
AutoZone, Inc.	1.9
O’Reilly Automotive, Inc.	1.9
Dollar General Corp.	1.9

Top Ten as a Group	19.2%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 26.7%
AutoZone, Inc.*	1,587	$1,259,824
Carnival Corp.	25,203	1,113,973
Darden Restaurants, Inc.	17,672	1,119,344
Dollar General Corp.	13,287	1,248,978
Foot Locker, Inc.	22,064	1,210,431
The Home Depot, Inc.	8,722	1,113,712
The Interpublic Group of Cos., Inc.	50,675	1,170,593
Lowe’s Cos., Inc.	14,528	1,150,182
Marriott International, Inc., Class A1	17,004	1,130,086
O’Reilly Automotive, Inc.*	4,613	1,250,584
Ross Stores, Inc.	22,616	1,282,101
Royal Caribbean Cruises, Ltd.[1]	15,623	1,049,084
Scripps Networks Interactive, Inc., Class A	18,160	1,130,823
Target Corp.	17,764	1,240,282
The Walt Disney Co.	12,303	1,203,479
Total Consumer Discretionary		17,673,476
Consumer Staples - 3.6%
CVS Health Corp.	12,539	1,200,484
The Kroger Co.	32,224	1,185,521
Total Consumer Staples		2,386,005
Financials - 6.6%
American Express Co.	18,392	1,117,498
The Charles Schwab Corp.	40,775	1,032,015
Prudential Financial, Inc.	15,434	1,101,062
Signature Bank*	9,084	1,134,773
Total Financials		4,385,348
Health Care - 18.0%
Aetna, Inc.	10,568	1,290,670
Amgen, Inc.	7,995	1,216,439
Anthem, Inc.	8,749	1,149,094
Biogen, Inc.*	4,562	1,103,183
Cardinal Health, Inc.	15,324	1,195,425
Cigna Corp.	9,352	1,196,963
Express Scripts Holding Co.*	15,758	1,194,456
Gilead Sciences, Inc.	14,010	1,168,714
Hologic, Inc.*	33,901	1,172,975
McKesson Corp.	6,785	1,266,420
Total Health Care		11,954,339

	Shares	Value
Industrials - 14.2%
Alaska Air Group, Inc.	18,304	$1,066,940
The Boeing Co.	9,605	1,247,401
Cintas Corp.	12,226	1,199,737
Cummins, Inc.	10,818	1,216,376
Masco Corp.	36,225	1,120,802
Rockwell Automation, Inc.	10,055	1,154,515
Southwest Airlines Co.	28,606	1,121,641
United Parcel Service, Inc., Class B	11,758	1,266,572
Total Industrials		9,393,984
Information Technology - 26.9%
Alphabet, Inc., Class A*	1,635	1,150,272
Apple, Inc.	12,451	1,190,316
Citrix Systems, Inc.*	14,231	1,139,761
Electronic Arts, Inc.*	15,459	1,171,174
F5 Networks, Inc.*	10,920	1,243,133
Global Payments, Inc.	15,503	1,106,604
Juniper Networks, Inc.	51,914	1,167,546
Lam Research Corp.[1]	13,869	1,165,828
Microsoft Corp.	22,519	1,152,297
Oracle Corp.	31,675	1,296,458
Skyworks Solutions, Inc.	18,077	1,143,913
Synopsys, Inc.*	23,332	1,261,795
Texas Instruments, Inc.	20,539	1,286,768
Total System Services, Inc.	22,565	1,198,427
Western Digital Corp.	24,863	1,175,025
Total Information Technology		17,849,317
Materials - 1.7%
The Dow Chemical Co.	22,669	1,126,876
Total Common Stocks (cost $63,880,696)		64,769,345

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 5.1%
Repurchase Agreements - 3.1%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500% total to be received $1,000,014 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420% total to be received $25,879 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 02/20/66, totaling $26,397)	25,879	25,879
Total Repurchase Agreements		2,025,879

	Shares
Other Investment Companies - 2.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	1,322,218	1,322,218
Total Short-Term Investments (cost $3,348,097)		3,348,097

Value
Total Investments - 102.8% (cost $67,228,793)	$68,117,442
Other Assets, less Liabilities - (2.8)%	(1,824,863)
Net Assets - 100.0%	$66,292,579

The accompanying notes are an integral part of these financial statements.

6

AMG Renaissance International Equity Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Renaissance International Equity Fund*	MSCI ACWI ex USA
Financials	15.1%	24.4%
Consumer Discretionary	14.8%	11.3%
Information Technology	13.7%	9.0%
Industrials	12.1%	11.3%
Telecommunication Services	9.0%	5.3%
Consumer Staples	4.6%	11.7%
Health Care	4.5%	9.4%
Materials	4.5%	7.1%
Utilities	1.5%	3.6%
Energy	0.0%	6.9%
Other Assets and Liabilities	20.2%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
NetEase, Inc., ADR	1.6%
Grupo Financiero Banorte SAB de CV, Sponsored ADR	1.6
Shire PLC, ADR**	1.6
Ryanair Holdings PLC, Sponsored ADR	1.6
Vestas Wind Systems A/S, ADR	1.6
Unilever PLC, Sponsored ADR**	1.6
Manulife Financial Corp.	1.5
Akzo Nobel NV, Sponsored ADR	1.5
Controladora Vuela Cia de Aviacion SAB de CV, ADR	1.5
Valeo, S.A., Sponsored ADR	1.5

Top Ten as a Group	15.6%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 79.8%
Consumer Discretionary - 14.8%
Bridgestone Corp., ADR (Japan)	2,802	$44,748
Carnival PLC, ADR (United States)	998	44,700
Magna International, Inc. (Canada)	1,309	45,907
Pandora A/S, ADR (Denmark)[1]	1,357	46,247
Persimmon PLC, ADR (United Kingdom)[1]	969	37,922
Renault, S.A., ADR (France)	2,936	44,833
Tata Motors, Ltd., Sponsored ADR (India)*	1,334	46,250
Techtronic Industries Co., Ltd., Sponsored ADR (Hong Kong)[1]	2,233	46,335
Toyota Motor Corp., Sponsored ADR (Japan)	444	44,396
Valeo, S.A., Sponsored ADR (France)	2,074	46,447
Total Consumer Discretionary		447,785
Consumer Staples - 4.6%
Heineken N.V., Sponsored ADR (Netherlands)	1,002	46,413
Unilever PLC, Sponsored ADR (United Kingdom)	977	46,808
WH Group, Ltd., ADR (Hong Kong)	2,907	45,189
Total Consumer Staples		138,410
Financials - 15.1%
Allianz SE, Sponsored ADR (Germany)	3,200	46,080
Bank Mandiri Persero Tbk PT, ADR (Indonesia)	6,256	44,543
Colliers International Group, Inc. (Canada)	1,330	45,406
DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	977	45,939
Grupo Financiero Banorte SAB de CV,
Sponsored ADR (Mexico)	1,733	48,247
Kasikornbank PCL, ADR (Thailand)	2,257	43,899
Manulife Financial Corp. (Canada)[1]	3,416	46,697
ORIX Corp., Sponsored ADR (Japan)	713	45,568
Unibail-Rodamco SE, ADR (France)	1,754	44,911
Validus Holdings, Ltd. (Bermuda)	946	45,966
Total Financials		457,256
Health Care - 4.5%
ICON PLC (Ireland)*	656	45,927
Shire PLC, ADR (United States)	259	47,677
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	889	44,654
Total Health Care		138,258
Industrials - 12.1%
AerCap Holdings N.V. (Ireland)*	1,372	46,085
Canadian National Railway Co. (Canada)	770	45,476
China Eastern Airlines Corp., Ltd., ADR (China)*	1,741	44,117
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	2,486	46,463
Mitsubishi Electric Corp., ADR (Japan)	1,910	45,057

	Shares	Value
Ryanair Holdings PLC, Sponsored ADR (Ireland)	680	$47,287
SMC Corp., Sponsored ADR (Japan)	3,672	44,468
Vestas Wind Systems A/S, ADR (Denmark)	2,080	47,268
Total Industrials		366,221
Information Technology - 13.7%
AAC Technologies Holdings, Inc., ADR (China)	547	46,222
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	8,197	45,739
Capgemini, S.A., ADR (France)	1,044	45,586
Check Point Software Technologies, Ltd. (Israel)*	571	45,497
Murata Manufacturing Co., Ltd., ADR (Japan)	1,641	45,800
NetEase, Inc., ADR (China)	255	49,271
NXP Semiconductors N.V. (Netherlands)*	574	44,967
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,745	45,771
Wipro, Ltd., ADR (India)	3,741	46,239
Total Information Technology		415,092
Materials - 4.5%
Akzo Nobel NV, Sponsored ADR (Netherlands)	2,211	46,519
Arkema, S.A., Sponsored ADR (France)	598	45,602
Toray Industries, Inc., ADR (Japan)	2,581	43,490
Total Materials		135,611
Telecommunication Services - 9.0%
Bezeq The Israeli Telecommunication Corp., Ltd., ADR (Iceland)	4,667	45,947
BT Group PLC, Sponsored ADR (United Kingdom)	1,659	46,203
China Mobile, Ltd., Sponsored ADR (Hong Kong)	797	46,146
KDDI Corp., ADR (Japan)	2,942	44,542
Nippon Telegraph & Telephone Corp., ADR (Japan)	947	44,585
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	2,194	45,898
Total Telecommunication Services		273,321
Utilities - 1.5%
Korea Electric Power Corp., Sponsored ADR (South Korea)	1,736	45,014
Total Common Stocks (cost $2,440,638)		2,416,968

The accompanying notes are an integral part of these financial statements.

8

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.6%
Repurchase Agreements - 3.6%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $108,743 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $110,917)	$108,742	$108,742
Total Short-Term Investments (cost $108,742)		108,742

Value
Total Investments - 83.4% (cost $2,549,380)	$2,525,710
Other Assets, less Liabilities - 16.6%	503,352
Net Assets - 100.0%	$3,029,062

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Renaissance Large Cap Growth Fund	$67,234,825	$4,075,950	$(3,193,333)	$882,617
AMG Renaissance International Equity Fund	2,556,035	140,532	(170,857)	(30,325)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Renaissance Large Cap Growth Fund	$2,016,527	3.0%
AMG Renaissance International Equity Fund	$107,169	3.5%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Australia	0.0%	5.1%
Austria	0.0%	0.1%
Belgium	0.0%	1.0%
Bermuda	1.9%	0.0%
Brazil	0.0%	1.6%
Canada	7.6%	6.8%
Chile	0.0%	0.3%
China	5.8%	5.8%
Colombia	0.0%	0.1%
Czech Republic	0.0%	0.0%#
Denmark	3.9%	1.4%
Egypt	0.0%	0.0%#
Finland	0.0%	0.7%
France	9.4%	6.8%
Germany	1.9%	6.1%
Greece	0.0%	0.1%
Hong Kong	5.7%	2.3%
Hungary	0.0%	0.1%
Iceland	1.9%	0.0%
India	3.8%	1.9%
Indonesia	1.8%	0.6%
Ireland	7.7%	0.3%
Israel	3.7%	0.5%
Italy	0.0%	1.4%

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Japan	16.7%	16.4%
Malaysia	0.0%	0.7%
Mexico	3.9%	0.9%
Netherlands	5.7%	2.2%
Netherlands Antilles	0.0%	0.0%
New Zealand	0.0%	0.1%
Norway	0.0%	0.5%
Peru	0.0%	0.1%
Philippines	0.0%	0.4%
Poland	0.0%	0.3%
Portugal	0.0%	0.1%
Qatar	0.0%	0.2%
Russia	0.0%	0.9%
Singapore	1.9%	1.0%
South Africa	0.0%	1.7%
South Korea	3.8%	3.3%
Spain	0.0%	2.1%
Sweden	0.0%	2.0%
Switzerland	0.0%	6.6%
Taiwan	3.8%	2.7%
Thailand	1.8%	0.5%
Turkey	0.0%	0.3%
United Arab Emirates	0.0%	0.2%
United Kingdom	5.4%	13.8%
United States	1.9%	0.0%

	100.0%	100.0%

†	As a percentage of total long term investments on June 30, 2016.
#	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

11

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2016:

(See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance Large Cap Growth Fund
Investments in Securities
Common Stocks†	$64,769,345	—	—	$64,769,345
Short-Term Investments
Repurchase Agreements	—	$2,025,879	—	2,025,879
Other Investment Companies	1,322,218	—	—	1,322,218

Total Investments in Securities	$66,091,563	$2,025,879	—	$68,117,442

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance International Equity Fund
Investments in Securities
Common Stocks†	$2,416,968	—	—	$2,416,968
Short-Term Investments
Repurchase Agreements	—	$108,742	—	108,742

Total Investments in Securities	$2,416,968	$108,742	—	$2,525,710

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedules of Portfolio Investments.

As of June 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

PLC: Public Limited Company.

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities (unaudited)

June 30, 2016

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Assets:
Investments at value* (including securities on loan valued at $2,016,527 and $107,169, respectively)	$68,117,442	$2,525,710
Receivable for Fund shares sold	253,060	551,137
Dividends and other receivables	40,846	7,557
Receivable from affiliate	15,802	6,444
Receivable for investments sold	—	437,678
Prepaid expenses	15,556	10,615
Total assets	68,442,706	3,539,141
Liabilities:
Payable upon return of securities loaned	2,025,879	108,742
Payable for Fund shares repurchased	38,627	25,196
Payable to custodian	—	352,529
Accrued expenses:
Investment advisory and management fees	30,030	1,001
Administrative fees	13,650	625
Shareholder servicing fees - Service Class	1,870	12
Shareholder servicing fees - Investor Class	467	198
Distribution fees - Investor Class	467	198
Trustees fees and expenses	—	3
Other	39,137	21,575
Total liabilities	2,150,127	510,079
Net Assets	$66,292,579	$3,029,062
* Investments at cost	$67,228,793	$2,549,380

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (continued)

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Net Assets Represent:
Paid-in capital	$64,533,160	$3,491,933
Undistributed net investment income	255,810	34,969
Accumulated net realized gain (loss) from investments	614,960	(474,170)
Net unrealized appreciation (depreciation) of investments	888,649	(23,670)
Net Assets	$66,292,579	$3,029,062
Investor Class:
Net Assets	$2,153,718	$950,350
Shares outstanding	197,719	112,213
Net asset value, offering and redemption price per share	$10.89	$8.47
Service Class:
Net Assets	$14,263,853	$171,997
Shares outstanding	1,299,463	20,205
Net asset value, offering and redemption price per share	$10.98	$8.51
Institutional Class:
Net Assets	$49,875,008	$1,906,715
Shares outstanding	4,590,929	223,970
Net asset value, offering and redemption price per share	$10.86	$8.51

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations (unaudited)

For the six months ended June 30, 2016

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Investment Income:
Dividend income	$472,634	$49,649
Securities lending income	3,755	5,005
Foreign withholding tax	—	(5,187)
Total investment income	476,389	49,467
Expenses:
Investment advisory and management fees	170,785	5,835
Administrative fees	77,629	3,647
Shareholder servicing fees - Service Class	11,942	69
Shareholder servicing fees - Investor Class	2,956	1,113
Distribution fees - Investor Class	2,956	1,113
Registration fees	11,561	15,634
Professional fees	14,292	12,974
Reports to shareholders	12,154	2,932
Transfer agent	4,066	336
Custodian	2,874	1,530
Trustees fees and expenses	2,155	103
Miscellaneous	1,349	867
Total expenses before offsets	314,719	46,153
Expense reimbursements	(91,923)	(31,458)
Expense reductions	(2,217)	(373)
Net expenses	220,579	14,322
Net investment income	255,810	35,145
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	582,840	(229,163)
Net change in unrealized appreciation (depreciation) of investments	(1,900,144)	25,254
Net realized and unrealized loss	(1,317,304)	(203,909)
Net decrease in net assets resulting from operations	$(1,061,494)	$(168,764)

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	AMG Renaissance Large Cap Growth Fund		AMG Renaissance International Equity Fund
	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$255,810	$278,475	$35,145	$31,520
Net realized gain (loss) on investments	582,840	983,859	(229,163)	(190,412)
Net change in unrealized appreciation (depreciation) of investments	(1,900,144)	(2,228,379)	25,254	104,965
Net decrease in net assets resulting from operations	(1,061,494)	(966,045)	(168,764)	(53,927)
Distributions to Shareholders:
From net investment income:
Investor Class	—	—	—	(10,052)
Service Class	—	(63,670)	—	(1,852)
Institutional Class	—	(216,729)	—	(21,950)
From net realized gain on investments:
Investor Class	—	(52,705)	—	—
Service Class	—	(362,066)	—	—
Institutional Class	—	(916,813)	—	—
Total distributions to shareholders	—	(1,611,983)	—	(33,854)
Capital Share Transactions:[1]
Net increase from capital share transactions	3,665,714	36,500,463	78,029	1,078,835
Total increase (decrease) in net assets	2,604,220	33,922,435	(90,735)	991,054
Net Assets:
Beginning of period	63,688,359	29,765,924	3,119,797	2,128,743
End of period	$66,292,579	$63,688,359	$3,029,062	$3,119,797
End of period undistributed net investment income (distributions in excess of income)	$255,810	—	$34,969	$(176)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the years ended December 31,
Investor Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.10	$11.51	$11.80	$11.63	$10.77	$12.90
Income from Investment Operations:
Net investment income[1,2]	0.02	0.01	0.03	0.01	0.01	0.00 #
Net realized and unrealized gain (loss) on investments	(0.23)	(0.18)	2.30	3.95	1.83	(0.55)
Total from investment operations	(0.21)	(0.17)	2.33	3.96	1.84	(0.55)
Less Distributions to Shareholders from:
Net investment income	—	—	(0.03)	(0.08)	(0.01)	—
Net realized gain on investments	—	(0.24)	(2.59)	(3.71)	(0.97)	(1.58)
Total distributions to shareholders	—	(0.24)	(2.62)	(3.79)	(0.98)	(1.58)
Net Asset Value, End of Period	$10.89	$11.10	$11.51	$11.80	$11.63	$10.77
Total Return[2]	(1.89)%[8]	(1.53)%	19.59%[4]	34.17%[4]	17.10%	(4.42)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.16%[9]	1.14%	1.14%	1.17%[5]	1.15%[6]	1.12%
Ratio of expenses to average net assets (with offsets)	1.16%[9]	1.16%	1.16%	1.18%[5]	1.17%[6]	1.15%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.46%[9]	1.58%	1.97%	1.71%[5]	1.65%[6]	1.68%
Ratio of net investment income to average net assets[2]	0.38%[9]	0.09%	0.23%	0.10%[5]	0.10%[6]	0.03%
Portfolio turnover	21%[8]	48%	60%	53%	86%	107%
Net assets at end of period (000’s omitted)	$2,154	$2,533	$7,239	$984	$562	$769

	For the six months ended June 30, 2016	For the years ended December 31,
Service Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.17	$11.59	$11.87	$11.68	$10.83	$12.94
Income from Investment Operations:
Net investment income[1,2]	0.04	0.06	0.07	0.07	0.05	0.04
Net realized and unrealized gain (loss) on investments	(0.23)	(0.20)	2.33	3.97	1.82	(0.56)
Total from investment operations	(0.19)	(0.14)	2.40	4.04	1.87	(0.52)
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.05)	(0.11)	(0.05)	(0.01)
Net realized gain on investments	—	(0.24)	(2.63)	(3.74)	(0.97)	(1.58)
Total distributions to shareholders	—	(0.28)	(2.68)	(3.85)	(1.02)	(1.59)
Net Asset Value, End of Period	$10.98	$11.17	$11.59	$11.87	$11.68	$10.83
Total Return[2]	(1.70)%[8]	(1.23)%	20.08%	34.75%	17.42%	(4.14)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.82%[9]	0.80%	0.75%	0.77%[5]	0.82%[6]	0.81%
Ratio of expenses to average net assets (with offsets)	0.82%[9]	0.82%	0.77%	0.78%[5]	0.84%[6]	0.84%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.12%[9]	1.23%	1.59%	1.30%[5]	1.32%[6]	1.37%
Ratio of net investment income to average net assets[2]	0.72%[9]	0.52%	0.51%	0.49%[5]	0.43%[6]	0.34%
Portfolio turnover	21%[8]	48%	60%	53%	86%	107%
Net assets at end of period (000’s omitted)	$14,264	$17,189	$14,343	$11,336	$8,814	$14,772

17

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the years ended December 31,
Institutional Class	(unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.04	$11.45	$11.76	$11.58	$10.74	$12.94
Income from Investment Operations:
Net investment income[1,2]	0.05	0.09	0.08	0.08	0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.23)	(0.21)	2.31	3.94	1.81	(0.55)
Total from investment operations	(0.18)	(0.12)	2.39	4.02	1.89	(0.49)
Less Distributions to Shareholders from:
Net investment income	—	(0.05)	(0.07)	(0.13)	(0.08)	(0.12)
Net realized gain on investments	—	(0.24)	(2.63)	(3.71)	(0.97)	(1.59)
Total distributions to shareholders	—	(0.29)	(2.70)	(3.84)	(1.05)	(1.71)
Net Asset Value, End of Period	$10.86	$11.04	$11.45	$11.76	$11.58	$10.74
Total Return[2]	(1.63)%[8]	(1.06)%	20.15%	34.95%	17.62%	(3.90)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.66%[9]	0.64%	0.64%	0.67%[5]	0.65%[6]	0.63%
Ratio of expenses to average net assets (with offsets)	0.66%[9]	0.66%	0.66%	0.68%[5]	0.67%[6]	0.66%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.96%[9]	1.07%	1.51%	1.16%[5]	1.15%[6]	1.23%
Ratio of net investment income to average net assets[2]	0.88%[9]	0.76%	0.63%	0.58%[5]	0.64%[6]	0.46%
Portfolio turnover	21%[8]	48%	60%	53%	86%	107%
Net assets at end of period (000’s omitted)	$49,875	$43,966	$8,184	$3,612	$15,674	$9,226

18

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the year ended December 31,	For the period from June 16, 2014 through
Investor Class	(unaudited)	2015	December 31, 2014*
Net Asset Value, Beginning of Period	$8.90	$9.13	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.08	0.06 [7]	0.03
Net realized and unrealized loss on investments	(0.51)	(0.20)	(0.87)
Total from investment operations	(0.43)	(0.14)	(0.84)
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.03)
Net Asset Value, End of Period	$8.47	$8.90	$9.13
Total Return[2]	(4.83)%[8]	(1.56)%[4]	(8.45)%[4,8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.34%[9]	1.29%	1.12%[9]
Ratio of expenses to average net assets (with offsets)	1.35%[9]	1.35%	1.22%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	3.50%[9]	4.78%	7.85%[9]
Ratio of net investment income to average net assets[2]	1.95%[9]	0.68%	0.49%[9]
Portfolio turnover	37%[8]	46%	20%[8]
Net assets at end of period (000’s omitted)	$950	$1,010	$85

	For the six months ended June 30, 2016	For the year ended December 31,	For the period from June 16, 2014 through
Service Class	(unaudited)	2015	December 31, 2014*
Net Asset Value, Beginning of Period	$8.93	$9.12	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.11	0.11 [7]	0.05
Net realized and unrealized loss on investments	(0.53)	(0.21)	(0.89)
Total income (loss) from investment operations	(0.42)	(0.10)	(0.84)
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.04)
Net Asset Value, End of Period	$8.51	$8.93	$9.12
Total Return[2]	(4.70)%[4,8]	(1.11)%	(8.36)%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.92%[9]	0.87%	0.87%[9]
Ratio of expenses to average net assets (with offsets)	0.93%[9]	0.93%	0.96%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	3.09%[9]	4.28%	7.98%[9]
Ratio of net investment income to average net assets[2]	2.55%[9]	1.17%	0.86%[9]
Portfolio turnover	37%[8]	46%	20%[8]
Net assets at end of period (000’s omitted)	$172	$177	$100

19

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the year ended December 31,	For the period from June 16, 2014 through
Institutional Class	(unaudited)	2015	December 31, 2014*
Net Asset Value, Beginning of Period	$8.92	$9.12	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.11	0.13 [7]	0.05
Net realized and unrealized loss on investments	(0.52)	(0.23)	(0.88)
Total from investment operations	(0.41)	(0.10)	(0.83)
Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.05)
Net Asset Value, End of Period	$8.51	$8.92	$9.12
Total Return[2]	(4.60)%[4,8]	(1.08)%	(8.32)%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.84%[9]	0.79%	0.76%[9]
Ratio of expenses to average net assets (with offsets)	0.85%[9]	0.85%	0.85%[9]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	3.01%[9]	4.03%	7.70%[9]
Ratio of net investment income to average net assets[2]	2.62%[9]	1.34%	0.91%[9]
Portfolio turnover	37%[8]	46%	20%[8]
Net assets at end of period (000’s omitted)	$1,907	$1,933	$1,944

Notes to Financial Highlights (unaudited)

*	Commencement of operations was on June 16, 2014.
#	Rounds to less than $0.01 per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.019% and 0.021% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.004% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.10 and $0.12 for the Investor Class, Service Class and Institutional Class, respectively.
[8]	Not annualized.
[9]	Annualized.

20

Notes to Financial Statements (unaudited)

June 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the AMG Renaissance Large Cap Growth Fund (“Large Cap Growth”) and AMG Renaissance International Equity Fund (“International Equity”), each a “Fund” and collectively the “Funds.”

Each Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

21

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact as soon as the Trust becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2016, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Large Cap Growth - $2,217 and International Equity - $373; the impact on each Fund’s expense ratio is less than 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2016, the Funds’ custodian expense was not reduced.

Effective June 1, 2016, the overdraft fees are computed at 1.75% (previously 1.0%) above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2016, the Funds did not incur overdraft fees.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences are due to wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2015, and for all open tax years (generally, the three prior taxable years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

22

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2016, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
International Equity	$154,295	$84,193

Large Cap Growth had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended June 30, 2016 (unaudited) and the fiscal year ended December 31, 2015, the capital stock transactions by class for the Funds were as follows:

	Large Cap Growth				International Equity
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	25,449	$267,547	226,083	$2,596,952	132,462	$1,146,173	104,778	$949,033
Reinvestment of dividends and distributions	—	—	4,693	52,517	—	—	1,064	9,540
Cost of shares repurchased	(55,937)	(600,461)	(631,350)	(7,279,709)	(133,730)	(1,133,811)	(1,619)	(14,834)

Net increase (decrease)	(30,488)	$(332,914)	(400,574)	$(4,630,240)	(1,268)	$12,362	104,223	$943,739

Service Class:
Proceeds from sale of shares	84,819	$913,661	785,504	$9,235,948	370	$3,150	19,851	$201,139
Reinvestment of dividends and distributions	—	—	35,623	401,275	—	—	206	1,852
Cost of shares repurchased	(324,431)	(3,538,282)	(519,835)	(6,030,685)	—	—	(11,185)	(99,845)

Net increase (decrease)	(239,612)	$(2,624,621)	301,292	$3,606,538	370	$3,150	8,872	$103,146

Institutional Class:
Proceeds from sale of shares	1,012,320	$10,940,987	3,444,351	$39,566,123	7,377	$62,517	1,028	$10,000
Reinvestment of dividends and distributions	—	—	54,488	606,485	—	—	2,442	21,950
Cost of shares repurchased	(402,593)	(4,317,738)	(232,344)	(2,648,443)	—	—	—	—

Net increase	609,727	$6,623,249	3,266,495	$37,524,165	7,377	$62,517	3,470	$31,950

At June 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap Growth - one owns 40%; International Equity - two collectively own 70%. Transactions by these shareholders may have a material impact on their respective Fund.

23

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchases or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM.

At June 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Large Cap and International Equity were $2,025,879 and $108,742, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

International Equity invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A portfolio’s investments in emerging market countries are exposed to additional risks. A portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s average daily net assets:

Large Cap Growth	0.55%
International Equity	0.40%

The Investment Manager has contractually agreed, through at least May 1, 2017, for the Funds to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Large Cap Growth and International Equity to 0.66% and 0.85%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after

24

Notes to Financial Statements (continued)

fee waiver and respective expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount.

For the six months ended June 30, 2016, each Fund’s expiration of reimbursement are as follows:

	Large Cap	International
Expiration Period	Growth	Equity
Less than 1 year*	$128,474	$5,586
Within 2 years	156,333	108,339
Within 3 years	211,256	83,574

Total Amount Subject to Reimbursement	$284,807	$113,925

*	A portion of this represents the expiration amount for Large Cap Growth through the fiscal year ended December 31, 2016 of $78,030.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2016, were as follows:

	Maximum	Actual
Fund	Amount Approved	Amount Incurred
Large Cap Growth
Investor Class	0.25%	0.25%
Service Class	0.25%	0.16%
International Equity
Investor Class	0.25%	0.25%
Service Class	0.15%	0.08%

In June 2016, the Funds’ Board approved a proposal to revise certain fees paid by the Funds. These changes will not increase the overall fees incurred by the Funds or by shareholders of the Funds. These changes will not be effective until October 1, 2016 following execution of all relevant agreements and the filing of revised prospectuses and Statements of Additional Information with the Securities and Exchange Commission. The Board approved, in some cases, changes to the administrative fee and/or shareholder servicing fee on certain classes of the Funds. Further details regarding such changes will be available once all relevant agreements are finalized and executed and revised prospectuses and Statements of Additional Information are filed with the Securities and Exchange Commission.

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2016, Large Cap Growth and International Equity neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2016, the Funds had no interfund loans outstanding.

25

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap Growth	$16,763,191	$13,293,296
International Equity	1,056,778	1,551,493

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2016.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2016, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Large Cap Growth	$2,016,527	$2,025,879
International Equity	107,169	108,742

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

26

Notes to Financial Statements (continued)

The following table is a summary of the Funds open repurchase agreements which are subject to a master netting agreement as of June 30, 2016:

	Net Amounts of Assets	Gross Amount Not Offset in the Statement of Assets and Liabilities
	Presented in the Statement	Financial	Cash Collateral
Fund	of Assets and Liabilities	Instruments	Received	Net Amount
Large Cap Growth
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	25,879	25,879	—	—

Totals	$2,025,879	$2,025,879	—	—

International Equity
Cantor Fitzgerald Securities, Inc.	$108,742	$108,742	—	—

Totals	$108,742	$108,742	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

27

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund: Approval of Investment Management and Subadvisory Agreements on June 22-23, 2016.

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund (each, a “Fund”, and collectively, the “Funds”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with the Subadvisor with respect to each Fund and separately an amendment, to be effective October 1, 2016, to the Subadvisory Agreement with respect to AMG Renaissance International Equity Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy,

28

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Renaissance Large Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2016 and for the period from the Fund’s inception on June 3, 2009 through March 31, 2016 was below, above, above and above the median performance for the Peer Group and below, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Trustees noted that the Fund ranked in the top quintile relative to its Peer Group for the 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Renaissance International Equity Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year period ended March 31, 2016 and for the period from the Fund’s inception on June 16, 2014 through March 31, 2016 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI All Country World Index ex US. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund outperformed the Fund Benchmark and ranked in the top half relative to its Peer Group for the 1-year period and for the period from the Fund’s inception through March 31, 2016. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that, effective October 1, 2016, the administrative fee rate paid by each Fund will be reduced and the shareholder servicing fee rate paid by Service Class shares of AMG Renaissance Large Cap Growth Fund will be reduced. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of AMG Renaissance International Equity Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund, but that effective October 1, 2016, the Investment Manager will pay the Subadvisor a subadvisory fee that is a portion of the advisory fee that it receives from that Fund. The Trustees also considered the amount of the advisory fee that will be retained by the Investment Manager after payment of the subadvisory fee with respect to AMG Renaissance International Equity Fund effective October 1, 2016. In the case of AMG Renaissance Large Cap Growth Fund, the Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadvisor. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

29

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of the Subadvisor’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Renaissance Large Cap Growth Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Renaissance International Equity Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the

Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under each Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

30

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THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300, Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

The Renaissance Group LLC

625 Eden Park Drive, Suite 1200

Cincinnati, OH 45202

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

AMG SouthernSun Global Opportunities

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P. Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

SAR024-0616	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2016

AMG Yacktman Focused Fund

Service Class: YAFFX    |    Institutional Class: YAFIX

AMG Yacktman Fund

Service Class: YACKX

www.amgfunds.com |	SAR071-0616

AMG Funds

Semi-Annual Report—June 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Focused Fund	4

AMG Yacktman Fund	9

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	15

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	19
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	20
Detail of changes in assets for the past two periods

Financial Highlights	21
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	23
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	29

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2016	Expense Ratio for the Period	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During the Period*
AMG Yacktman Focused Fund
Service Class
Based on Actual Fund Return	1.24%	$1,000	$1,067	$6.37
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.22
Institutional Class
Based on Actual Fund Return	1.07%	$1,000	$1,068	$5.50
Hypothetical (5% return before expenses)	1.07%	$1,000	$1,020	$5.37
AMG Yacktman Fund
Service Class
Based on Actual Fund Return	0.72%	$1,000	$1,066	$3.70
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited)

Periods ended June 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Yacktman Focused Fund [2,3,5,6,7,8,9]
Service Class	6.73%	7.05%	9.35%	10.52%	9.24%	05/01/97
Institutional Class	6.79%	7.19%	—	—	11.25%	07/24/12
S&P 500 Index[10]	3.84%	3.99%	12.10%	7.42%	7.15%	05/01/97	†
AMG Yacktman Fund [2,3,4,5,6,7,9]
Service Class	6.57%	5.92%	9.53%	10.12%	10.20%	07/06/92
S&P 500 Index[10]	3.84%	3.99%	12.10%	7.42%	9.17%	07/06/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2016. All returns are in U.S. dollars ($).
[2]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay its creditors.
[4]	High-yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[5]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[6]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[7]	The Fund can invest in securities of different market capitalizations (small, mid and large capitalizations) and styles (growth vs. value), each of which will react differently to various market movements.
[8]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities, which may place the Fund at greater risk than a more diversified fund.
[9]	The Fund inception dates and returns for all periods beginning prior to June 29, 2012 reflects performance of the predecessor Funds, The Yacktman Focused Fund and The Yacktman Fund, which were reorganized into the AMG Yacktman Focused Fund and AMG Yacktman Fund, respectively, and were managed by Yacktman Asset Management with the same investment objectives and substantially similar investment policies.
[10]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Yacktman Focused Fund

Portfolio Manager’s Comments (unaudited)

Results this year have been strong with the AMG Yacktman Focused Fund (the “Fund”) appreciating 6.7% vs. 3.8% for the benchmark S&P 500 Index. High-quality franchises have been popular due to a global flight to quality stocks spurred on by low interest rates and market volatility due to global macro concerns.

2016 began with sharp market declines, due to global macro concerns and high valuations. The Fund held up significantly better than the market during the downturn. While stocks have rebounded in the last several months, we think the first part of the year was a good reminder of why risk management matters.

We like how the Fund is positioned, with investments in what we think are significantly undervalued/underappreciated stocks like 21st Century Fox (“Fox”) and Samsung Electronics Preferred (“Samsung”), as well as holdings Procter & Gamble (“P&G”), PepsiCo (“Pepsi”), Sysco Corp (“Sysco”) and Coca-Cola, which have businesses that generate solid, consistent free cash flow and management teams that are highly focused on reducing expenses and improving margins over time.

For the last several years, stock market appreciation has been driven by multiple expansions: people paying higher prices and, in many cases, much higher prices for a similar level of earnings. This has been a result of declining interest rates, and has increased the valuation of equities, as many see virtually no place to generate returns outside of stocks. This environment has also, in our opinion, significantly increased risk and reduced forward rates of return potential for those who have chosen to invest via index funds. As Charlie Munger stated near the market peak in 2000, “I think one should recognize reality even when one doesn’t like it.”

For us, the returns of the S&P 500 Index are not as important as our ability to select individual securities that help meet our goal of achieving risk-adjusted returns over time. Our approach is to thread the needle, carefully choosing each security and weighting in the Fund, and patiently waiting when we are not finding sufficient investment opportunities. We are especially proud that we have delivered some of our strongest outperformance in periods like 2000-2002 and 2007-2009, when market valuations began at historically expensive levels. The market is again at a valuation level that is high, though we are confident that we have the Fund well-positioned for the long-term.

CONTRIBUTORS

Top contributors in the first half of 2016 included Samsung, Sysco and Procter & Gamble (P&G).

The best way to navigate an expensive market is to find securities that have been left behind and are significantly undervalued. We think Samsung is a solid example of this type of bargain in the current environment. In recent years we built a large position in Samsung because we feel its shares are incredibly inexpensive, its balance sheet is exceptional and the company possesses strong market leadership in a wide range of businesses that include semiconductors, mobile phones, display and consumer electronics.

During the first six months of the year, Samsung produced improved operating results, helped by strong sales of the Galaxy S7 phone and robust results in the flash memory market. Even after solid stock price performance, Samsung’s shares still sell at more than a 70% discount to globally-established technology peers.

Sysco’s stock has been a strong contributor to year-to-date results as the company delivered solid earnings results, benefitting from improved case volume growth and strong cost cutting. We think the company has the ability to continue to produce strong results over time as management focuses on cutting costs and sustainably driving increased unit volume.

P&G also contributed to first half results in 2016, performing well along with the general rise in consumer brand stocks. During the last few years, P&G has been refocusing the company and is now nearing the completion of a series of divestitures that, in total, eliminate more than 100 of the companies’ brands that represented roughly 6% of total profits. With a better focus going forward, fewer brands and product categories and a significant emphasis on driving down costs, we think P&G is well-positioned to deliver solid results over the next several years.

During the first half of the year, we sold our positions in CH Robinson, Viacom and C.R. Bard, due to their strong performance.

DETRACTORS

Detractors for the first six months included Microsoft, State Street and ConocoPhillips (“Conoco”).

Microsoft’s shares were weaker during the first six months of 2016 due to modest earnings disappointments. We think CEO Satya Nadella is doing an excellent job of repositioning the company for long-term growth and that the stock is attractively priced.

The financial service sector was the worst performing S&P 500 group in the first six months of the year as global macro challenges caused expected rate hikes to be delayed. State Street declined with the general sector weakness, although we think it is well-positioned for the long term and sells at an attractive valuation.

Conoco’s shares declined modestly in the first half of the year, lagging a rebounding energy sector. Early in the year, Conoco announced it would cut its dividend for the first time in 25 years, which disappointed shareholders, but was a prudent long-term decision. We think the shares offer good value and sell at a solid discount to global peers.

OTHER

Fox’s shares underperformed during the first six months, as the company continued to face several challenges, including currency headwinds, underperformance in its movie business, general concerns over changes in the media industry and weakness in its stockholding in SKY, Plc after the

4

AMG Yacktman Focused Fund

Portfolio Manager’s Comments (continued)

Brexit vote. We think Fox’s shares are significantly undervalued at current prices.

In the last two years, Fox’s earnings have stalled as management invested for growth, both in the United States, through the launch of Fox Sports 1, and in India, where Fox is already the market leader with nearly 25% of television viewing through its Star business. As the costs of these long-term investments moderate, we think Fox can produce a significant rise in earnings over the next few years. When the growth returns, we expect the stock will respond positively.

CONCLUSION

We are pleased with the strong results and feel the Fund is well positioned for the current environment. We are especially excited by our largest holdings, Fox and Samsung, which we think are exceptionally well-priced, and can demonstrate significantly improved business fundamentals in the next few years. As always, we will continue to be patient, diligent and objective while managing the AMG Yacktman Focused Fund.

5

AMG Yacktman Focused Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

	AMG Yacktman	S&P 500
Sector	Focused Fund*	Index
Consumer Staples	29.7%	10.6%
Information Technology	25.8%	19.8%
Consumer Discretionary	14.5%	12.3%
Health Care	4.6%	15.0%
Energy	2.8%	7.4%
Financials	2.7%	15.7%
Industrials	1.5%	9.9%
Materials	0.0%	2.8%
Telecommunication Services	0.0%	2.9%
Utilities	0.0%	3.6%
Other Assets and Liabilities	18.4%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd., 1.760%**	12.8%
The Procter & Gamble Co.**	11.7
Twenty-First Century Fox, Inc., Class B**	7.7
Twenty-First Century Fox, Inc., Class A**	6.8
PepsiCo, Inc.**	6.3
Oracle Corp.**	4.9
Cisco Systems, Inc.**	4.8
Johnson & Johnson**	4.6
The Coca-Cola Co.**	4.5
Sysco Corp.**	4.4

Top Ten as a Group	68.5%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG Yacktman Focused Fund

Fund Snapshots (continued)

For the six months ended June 30, 2016

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Qinqin Foodstuffs Group Cayman Co., Ltd.	1,174,460

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Hengan International Group Co., Ltd.	250,000	5,872,300

Sales	Net Shares Sold	Current Shares Held
Aggreko PLC	250,000	2,800,000
Avon Products, Inc.	6,032,600	7,267,400
CR Bard, Inc.	140,000	—
ConocoPhillips	250,000	1,150,000
C.H. Robinson Worldwide, Inc.	700,000	—
The Coca-Cola Co.	1,200,000	4,900,000
Cisco Systems, Inc.	1,400,000	8,300,000
Exxon Mobil Corp.	350,000	950,000
Johnson & Johnson	600,000	1,900,000
Microsoft Corp.	100,000	3,200,000
Oracle Corp.	1,250,000	5,950,000
PepsiCo, Inc.	1,750,000	2,950,000
The Procter & Gamble Co.	1,800,000	6,900,000
Sysco Corp.	2,050,000	4,350,000
Twenty-First Century Fox, Inc., Class B	1,200,000	14,000,000
US Bancorp	50,000	1,550,000
Viacom, Inc., Class B	350,000	—

7

AMG Yacktman Focused Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 67.0%
Consumer Discretionary - 14.5%
Twenty-First Century Fox, Inc., Class A	12,500,000	$338,125,000
Twenty-First Century Fox, Inc., Class B	14,000,000	381,500,000
Total Consumer Discretionary		719,625,000
Consumer Staples - 28.5%
Avon Products, Inc.	7,267,400	27,470,772
The Coca-Cola Co.	4,900,000	222,117,000
Hengan International Group Co., Ltd.[1]	5,872,300	49,184,833
PepsiCo, Inc.	2,950,000	312,523,000
The Procter & Gamble Co.	6,900,000	584,223,000
Qinqin Foodstuffs Group Cayman Co., Ltd.*	1,174,460	739,910
Sysco Corp.	4,350,000	220,719,000
Total Consumer Staples		1,416,977,515
Energy - 2.8%
ConocoPhillips	1,150,000	50,140,000
Exxon Mobil Corp.	950,000	89,053,000
Total Energy		139,193,000
Financials - 2.7%
The Bank of New York Mellon Corp.	1,300,000	50,505,000
State Street Corp.	400,000	21,568,000
US Bancorp	1,550,000	62,511,500
Total Financials		134,584,500
Health Care - 4.6%
Johnson & Johnson	1,900,000	230,470,000
Industrials - 0.9%
Aggreko PLC	2,800,000	47,888,722
Information Technology - 13.0%
Cisco Systems, Inc.	8,300,000	238,127,000
Microsoft Corp.	3,200,000	163,744,000
Oracle Corp.	5,950,000	243,533,500
Total Information Technology		645,404,500
Total Common Stocks (cost $2,356,541,717)		3,334,143,237

	Shares	Value
Preferred Stocks - 12.8%
Samsung Electronics Co., Ltd., 1.760% (Information Technology) (cost $573,886,147)	615,317	$634,753,328

	Principal Amount
Corporate Bonds and Notes - 1.8%
Consumer Staples - 1.2%
Avon Products, Inc., 6.750%, 03/15/23 (a)	$14,105,000	10,340,658
Avon Products, Inc., 8.700%, 03/15/43 (a)	65,740,000	47,990,200
Total Consumer Staples		58,330,858
Industrials - 0.6%
CONSOL Energy, Inc., 5.875%, 04/15/22	38,000,000	33,155,000
Total Corporate Bonds and Notes (cost $84,640,545)		91,485,858
Short-Term Investments - 17.9%
Repurchase Agreements - 0.0%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $156,194 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $159,316)	156,192	156,192

	Shares
Other Investment Companies - 17.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	261,536,947	261,536,947
JP Morgan US Government Money Market Fund, Capital Shares, 0.30%	200,068,026	200,068,026
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.37%	236,578,562	236,578,562
JPMorgan Prime Money Market Fund, Capital Shares, 0.41%	191,147,421	191,147,420
Total Other Investment Companies		889,330,955
Total Short-Term Investments (cost $889,487,147)		889,487,147
Total Investments - 99.5% (cost $3,904,555,556)		4,949,869,570
Other Assets, less Liabilities - 0.5%		24,504,158
Net Assets - 100.0%		$4,974,373,728

The accompanying notes are an integral part of these financial statements.

8

AMG Yacktman Fund

Portfolio Manager’s Comments (unaudited)

The Results this year have been strong with the AMG Yacktman Fund (the “Fund”) appreciating 6.6% vs. 3.8% for the benchmark S&P 500 Index. High-quality franchises have been popular due to a global flight to quality stocks spurred on by low interest rates and market volatility due to global macro concerns.

We like how the Fund is positioned, with investments in what we think are significantly undervalued/underappreciated stocks like 21st Century Fox (“Fox”) and Samsung Electronics Preferred (“Samsung”), as well as holdings Procter & Gamble (“P&G”), PepsiCo (“Pepsi”), Sysco Corp (“Sysco”) and Coca-Cola, which have businesses that generate solid, consistent free cash flow and management teams that are highly focused on reducing expenses and improving margins over time.

For the last several years, stock market appreciation has been driven by multiple expansions: people paying higher prices and, in many cases, much higher prices for a similar level of earnings. This has been a result of declining interest rates, and has increased the valuation of equities, as many see virtually no place to generate returns outside of stocks. This environment has also, in our opinion, significantly increased risk and reduced forward rates of return potential for those who have chosen to invest via index funds. As Charlie Munger stated near the market peak in 2000, “I think one should recognize reality even when one doesn’t like it.”

For us, the returns of the S&P 500 Index are not as important as our ability to select individual securities that help meet our goal of achieving risk-adjusted returns over time. Our approach is to thread the needle, carefully choosing each security and weighting in the Fund, and patiently waiting when we are not finding sufficient investment opportunities. We are especially proud that we have delivered some of our strongest outperformance in periods like 2000-2002 and 2007-2009, when market valuations began at historically expensive levels. The market is again at a valuation level that is high, though we are confident that we have the Fund well-positioned for the long-term.

CONTRIBUTORS

Top contributors in the second quarter included Sysco, Johnson & Johnson (“JNJ”) and P&G.

Sysco’s stock appreciated in the first six months of 2016 as the company delivered solid earnings results, benefitting from improved case volume growth and strong cost cutting. We think the company has the ability to continue to produce strong results over time, as management focuses on cutting costs and sustainably driving increased unit volume.

JNJ performed well in the first half of the year after delivering solid results. Few companies have the financial strength and product diversity of JNJ, which is why it is one of only two companies in the United States (Microsoft is the other) that commands a triple-A credit rating. We think JNJ can deliver solid growth and strong free cash flow over time.

P&G’s also contributed to first half results in 2016, performing well along with the general rise in consumer brand stocks. During the last few years, P&G has been refocusing the company and is now nearing the completion of a series of divestitures that, in total, eliminate more than 100 of the companies’ brands that represented roughly 6% of total profits. With a better focus going forward, fewer brands and product categories and a significant emphasis on driving down costs, we think P&G is well-positioned to deliver solid results over the next several years.

During the first half of the year, we sold our position in Clorox due to its strong performance.

DETRACTORS

Detractors for the first six months included Microsoft, State Street and Wells Fargo.

Microsoft’s shares have been weaker this year due to modest earnings disappointments. We think CEO Satya Nadella is doing an excellent job of repositioning the company for long-term growth and that the stock is attractively priced.

The financial service sector was the worst performing S&P 500 group in the first six months of the year, as global macro challenges caused expected rate hikes to be delayed. State Street and Wells Fargo declined with the general sector weakness, although we think both companies are well-positioned for the long term and sell at attractive valuations.

OTHER

The best way to navigate an expensive market is to find securities that have been left behind and are significantly undervalued. We think Samsung is a solid example of this type of bargain in the current environment. In recent years, we built a large position in Samsung because we feel its shares are incredibly inexpensive, its balance sheet is exceptional and the company possesses strong market leadership in a wide range of businesses that include semiconductors, mobile phones, display and consumer electronics.

During the first half of the year, Samsung produced improved operating results, helped by solid sales of the Galaxy S7 phone and robust results in the flash memory market. Even after solid stock price performance, Samsung’s shares still sell at more than a 70% discount to globally-established technology peers.

Fox’s shares detracted from results this year as the company continued to face several challenges, including currency headwinds, underperformance in its movie business, general concerns over changes in the media industry and weakness in its stockholding in SKY, Plc after the Brexit vote. We think Fox’s shares are significantly undervalued at current prices.

9

AMG Yacktman Fund

Portfolio Manager’s Comments (continued)

In the last two years, Fox’s earnings have stalled as management invested for growth, both in the United States, through the launch of Fox Sports 1, and in India, where Fox is already the market leader with nearly 25% of television viewing through its Star business. As the costs of these long-term investments moderate, we think Fox can produce a significant rise in earnings over the next few years. When the growth returns, we expect the stock will respond positively.

CONCLUSION

We are pleased with the strong results and feel the Fund is well-positioned for the current environment. We are especially excited by our holdings in Fox and Samsung, which we think are exceptionally well-priced and can demonstrate significantly improved business fundamentals in the next few years. As always, we will continue to be patient, diligent and objective while managing the AMG Yacktman Fund.

10

AMG Yacktman Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

	AMG Yacktman	S&P 500®
Sector	Fund*	Index
Consumer Staples	28.5%	10.6%
Information Technology	19.9%	19.8%
Consumer Discretionary	12.2%	12.3%
Health Care	9.2%	15.0%
Financials	6.0%	15.7%
Energy	3.1%	7.4%
Industrials	2.1%	9.9%
Materials	0.0%	2.8%
Telecommunication Services	0.0%	2.9%
Utilities	0.0%	3.6%
Other Assets and Liabilities	19.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
The Procter & Gamble Co.**	7.8%
PepsiCo, Inc.**	6.4
Twenty-First Century Fox, Inc., Class A**	6.1
Johnson & Johnson**	4.9
Oracle Corp.**	4.9
Cisco Systems, Inc.**	4.8
The Coca-Cola Co.**	4.6
Sysco Corp.**	4.5
Microsoft Corp.**	4.1
Samsung Electronics Co., Ltd., 1.760%	3.9

Top Ten as a Group	52.0%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

11

AMG Yacktman Fund

Fund Snapshots (continued)

For the six months ended June 30, 2016

NEW CORPORATE BOND & NOTE POSITIONS

New Purchases	Current Par Held
Avon Products, Inc., 6.350%, 03/15/20	10,000,000
Kemet Corp., 10.500%, 05/01/18	8,775,000

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Qinqin Foodstuffs Groups Cayman Co., Ltd.	1,387,080

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Hengan International Group Co., Ltd.	250,000	6,935,400
Samsung Electronics Co., Ltd.,	111,283	332,834
Twenty-First Century Fox, Inc., Class A	400,000	20,000,000

Sales	Net Shares Sold	Current Shares Held
Avon Products, Inc.	2,900,000	13,500,000
ConocoPhillips	100,000	2,200,000
Comcast Corp., Class A	200,000	1,700,000
The Clorox Co.	250,000	—
CR Bard, Inc.	300,000	600,000
C.H. Robinson Worldwide, Inc.	1,050,000	750,000
The Coca-Cola Co.	1,350,000	8,850,000
Cisco Systems, Inc.	1,400,000	14,800,000
Exxon Mobil Corp.	400,000	1,900,000
Johnson & Johnson	50,000	3,550,000
Lancaster Colony Corp.	100,000	270,000
Microsoft Corp.	300,000	7,100,000
Oracle Corp.	1,500,000	10,500,000
The Procter & Gamble Co.	1,100,000	8,100,000
PepsiCo, Inc.	1,750,000	5,350,000
Stryker Corp.	600,000	1,100,000
Sysco Corp.	2,900,000	7,800,000
Twenty-First Century Fox, Inc., Class B	400,000	8,800,000
Viacom, Inc., Class B	400,000	3,500,000
Wal-Mart Stores, Inc.	600,000	900,000

CORPORATE BONDS & NOTES PURCHASES

Purchases	Net Par Purchased	Current Par Held
Avon Products, Inc., 8.700%, 03/15/43	$485,000	$15,485,000
Avon Products, Inc., 6.750%, 03/15/23	750,000	81,630,000
Avon Products, Inc., 6.350%, 03/15/20	10,000,000	10,000,000
CONSOL Energy, Inc., 5.875%, 04/15/22	8,474,000	65,524,000
Kemet Corp., 10.500%, 05/01/18	8,775,000	8,775,000

12

AMG Yacktman Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 75.5%
Consumer Discretionary - 12.2%
Apollo Education Group, Inc.*	1,875,000	$17,100,000
Comcast Corp., Class A	1,700,000	110,823,000
Staples, Inc.	2,000,000	17,240,000
Twenty-First Century Fox, Inc., Class A	20,000,000	541,000,000
Twenty-First Century Fox, Inc., Class B	8,800,000	239,800,000
Viacom, Inc., Class B	3,500,000	145,145,000
Total Consumer Discretionary		1,071,108,000
Consumer Staples - 27.6%
Avon Products, Inc.	13,500,000	51,030,000
The Coca-Cola Co.	8,850,000	401,170,500
Colgate-Palmolive Co.	1,200,000	87,840,000
Hengan International Group Co., Ltd.	6,935,400	58,089,077
Lancaster Colony Corp.	270,000	34,454,700
PepsiCo, Inc.	5,350,000	566,779,000
The Procter & Gamble Co.	8,100,000	685,827,000
Qinqin Foodstuffs Group Cayman Co., Ltd.*	1,387,080	873,860
Sysco Corp.	7,800,000	395,772,000
Unilever NV, ADR[1]	1,835,000	86,134,900
Wal-Mart Stores, Inc.	900,000	65,718,000
Total Consumer Staples		2,433,689,037
Energy - 3.1%
ConocoPhillips	2,200,000	95,920,000
Exxon Mobil Corp.	1,900,000	178,106,000
Total Energy		274,026,000
Financials - 6.0%
Bank of America Corp.	2,500,000	33,175,000
The Bank of New York Mellon Corp.	3,800,000	147,630,000
The Goldman Sachs Group, Inc.	250,000	37,145,000
State Street Corp.	1,140,000	61,468,800
US Bancorp	4,200,000	169,386,000
Wells Fargo & Co.	1,700,000	80,461,000
Total Financials		529,265,800
Health Care - 9.2%
Anthem, Inc.	850,000	111,639,000
CR Bard, Inc.	600,000	141,096,000
Johnson & Johnson	3,550,000	430,615,000
Stryker Corp.	1,100,000	131,813,000
Total Health Care		815,163,000

	Shares	Value
Industrials - 1.4%
Aggreko PLC	3,728,228	$63,764,313
C.H. Robinson Worldwide, Inc.	750,000	55,687,500
Total Industrials		119,451,813
Information Technology - 16.0%
Cisco Systems, Inc.	14,800,000	424,612,000
Corning, Inc.	2,810,000	57,548,800
Hewlett Packard Enterprise Co.	2,500,000	45,675,000
HP, Inc.	2,500,000	31,375,000
Intel Corp.	1,800,000	59,040,000
Microsoft Corp.	7,100,000	363,307,000
Oracle Corp.	10,500,000	429,765,000
Total Information Technology		1,411,322,800
Total Common Stocks (cost $4,387,638,021)		6,654,026,450
Preferred Stocks - 3.9%
Samsung Electronics Co., Ltd., 1.760% (Information Technology) (cost $312,080,253)	332,834	343,347,395

	Principal Amount
Corporate Bonds and Notes - 1.6%
Consumer Staples - 0.9%
Avon Products, Inc., 6.350%, 03/15/20 (a),[1]	$10,000,000	8,372,000
Avon Products, Inc., 6.750%, 03/15/23 (a),[1]	81,630,000	59,844,585
Avon Products, Inc., 8.700%, 03/15/43 (a)	15,485,000	11,304,050
Total Consumer Staples		79,520,635
Industrials - 0.7%
CONSOL Energy, Inc., 5.875%, 04/15/22	65,524,000	57,169,690
Kemet Corp., 10.500%, 05/01/18	8,775,000	8,336,250
Total Industrials		65,505,940
Total Corporate Bonds and Notes (cost $121,820,462)		145,026,575
Short-Term Investments - 18.6%
Repurchase Agreements - 0.2%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470%, total to be received $3,928,744 (collateralized by various U.S. Government Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $4,007,267)	3,928,693	3,928,693

The accompanying notes are an integral part of these financial statements.

13

AMG Yacktman Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 0.2% (continued)[2]
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500%, total to be received $3,928,748 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $4,007,267)	$3,928,693	$3,928,693
Mitsubishi UFJ Securities USA, Inc., dated 06/30/16, due 07/01/16, 0.430%, total to be received $3,928,740 (collateralized by various U.S. Government Agency Obligations, 1.370% - 6.059%, 01/01/19 - 07/01/46, totaling $4,007,267)	3,928,693	3,928,693
Mizuho Securities USA, Inc., dated 06/30/16, due 07/01/16, 0.450%, total to be received $827,049 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.000%, 06/01/22 - 11/20/45, totaling $843,580)	827,039	827,039
Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420%, total to be received $3,928,739 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66 totaling $4,007,267)	3,928,693	3,928,693
Total Repurchase Agreements		16,541,811

	Shares	Value
Other Investment Companies - 18.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	324,702,340	$324,702,340
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.37%	592,389,735	592,389,735
JPMorgan Prime Money Market Fund, Capital Shares, 0.41%	702,585,274	702,585,274
Total Other Investment Companies		1,619,677,349
Total Short-Term Investments (cost $1,636,219,160)		1,636,219,160
Total Investments - 99.6% (cost $6,457,757,896)		8,778,619,580
Other Assets, less Liabilities - 0.4%		31,153,315
Net Assets - 100.0%		$8,809,772,895

The accompanying notes are an integral part of these financial statements.

14

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Yacktman Focused Fund	$3,905,319,004	$1,242,075,864	$(197,525,298)	$1,044,550,566
AMG Yacktman Fund	6,460,026,108	2,629,960,305	(311,366,833)	2,318,593,472

*	Non-income producing security.
(a)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Yacktman Focused Fund	$146,575	0.0	%#
AMG Yacktman Fund	16,401,038	0.2%

#	Less than 0.05%.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2016: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund
Investments in Securities
Common Stocks
Consumer Staples	$1,367,052,772	$49,184,833	$739,910	$1,416,977,515
Consumer Discretionary	719,625,000	—	—	719,625,000
Information Technology	645,404,500	—	—	645,404,500
Health Care	230,470,000	—	—	230,470,000
Energy	139,193,000	—	—	139,193,000
Financials	134,584,500	—	—	134,584,500
Industrials	—	47,888,722	—	47,888,722
Preferred Stocks†	—	634,753,328	—	634,753,328
Corporate Bonds and Notes††	—	91,485,858	—	91,485,858
Short-Term Investments
Repurchase Agreements	—	156,192	—	156,192
Other Investment Companies	889,330,955	—	—	889,330,955

Total Investments in Securities	$4,125,660,727	$823,468,933	$739,910	$4,949,869,570

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedule of Portfolio Investments (continued)

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of June 30, 2016:

AMG Yacktman Focused	Common Stock
Balance as of December 31, 2015	—
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(924,746)
Purchases	1,664,656
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2016	$739,910
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016	$(924,746)

The Fund’s investment that is categorized as Level 3 is valued utilizing sales multiple information. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Fund
Investments in Securities
Common Stocks
Consumer Staples	$2,374,726,100	$58,089,077	$873,860	$2,433,689,037
Information Technology	1,411,322,800	—	—	1,411,322,800
Consumer Discretionary	1,071,108,000	—	—	1,071,108,000
Health Care	815,163,000	—	—	815,163,000
Financials	529,265,800	—	—	529,265,800
Energy	274,026,000	—	—	274,026,000
Industrials	55,687,500	63,764,313	—	119,451,813
Preferred Stocks†	—	343,347,395	—	343,347,395
Corporate Bonds and Notes††	—	145,026,575	—	145,026,575
Short-Term Investments
Repurchase Agreements	—	16,541,811	—	16,541,811
Other Investment Companies	1,619,677,349	—	—	1,619,677,349

Total Investments in Securities	$8,150,976,549	$626,769,171	$873,860	$8,778,619,580

The accompanying notes are an integral part of these financial statements.

16

Notes to Schedule of Portfolio Investments (continued)

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of June 30, 2016:

AMG Yacktman Fund	Common Stock
Balance as of December 31, 2015	—
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(1,092,159)
Purchases	1,966,019
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2016	$873,860
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016	$(1,092,159)

The Fund’s investment that is categorized as Level 3 is valued utilizing sales multiple information. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

†	All preferred stocks held in the Fund are level 2 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed break out of the corporate bonds and notes by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities (unaudited)

June 30, 2016

	AMG Yacktman Focused Fund	AMG Yacktman Fund
Assets:
Investments at value* (including securities on loan valued at $146,575 and $16,401,038, respectively)	$4,949,869,570	$8,778,619,580
Receivable for investments sold	28,121,437	45,172,730
Receivable for Fund shares sold	4,098,382	11,749,654
Dividends, interest and other receivables	6,716,537	13,464,549
Receivable from affiliate	30,866	63,666
Prepaid expenses	43,146	67,758
Total assets	4,988,879,938	8,849,137,937
Liabilities:
Payable for Fund shares repurchased	8,675,187	16,488,792
Payable for investments purchased	181,496	424,792
Payable upon return of securities loaned	156,192	16,541,811
Accrued expenses:
Investment advisory and management fees	4,102,339	4,041,340
Shareholder servicing fees - Service Class	529,691	759,792
Administrative fees	85,326	148,001
Trustees fees and expenses	23,608	11,504
Other	752,371	949,010
Total liabilities	14,506,210	39,365,042
Net Assets	$4,974,373,728	$8,809,772,895
Net Assets Represent:
Paid-in capital	$3,572,127,367	$6,004,211,832
Undistributed net investment income	42,928,928	90,503,286
Accumulated net realized gain from investments and foreign currency transactions	313,996,030	394,192,096
Net unrealized appreciation of investments and foreign currency translations	1,045,321,403	2,320,865,681
Net Assets	$4,974,373,728	$8,809,772,895
Service Class:
Net Assets	$3,776,473,115	$8,809,772,895
Shares outstanding	179,003,377	396,080,544
Net asset value, offering and redemption price per share	$21.10	$22.24
Institutional Class:
Net Assets	$1,197,900,613	n/a
Shares outstanding	56,800,073	n/a
Net asset value, offering and redemption price per share	$21.09	n/a
* Investments at cost	$3,904,555,556	$6,457,757,896

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations (unaudited)

For the six months ended June 30, 2016

	AMG Yacktman Focused Fund	AMG Yacktman Fund
Investment Income:
Dividend income	$51,169,189	$93,624,333
Securities lending income	10,935	44,467
Interest income	5,233,920	8,532,627
Foreign withholding tax	(722,258)	(466,867)
Total investment income	55,691,786	101,734,560
Expenses:
Investment advisory and management fees	25,169,173	24,221,553
Shareholder servicing fees - Service Class	3,231,849	4,552,915
Administrative fees	523,274	887,113
Custodian	253,172	319,168
Reports to shareholders	219,961	305,362
Trustees fees and expenses	212,484	328,889
Professional fees	195,788	309,838
Transfer agent	162,104	222,426
Registration fees	29,421	44,350
Miscellaneous	64,578	109,407
Total expenses before offsets	30,061,804	31,301,021
Fee waivers	(187,103)	(385,919)
Net expenses	29,874,701	30,915,102
Net investment income	25,817,085	70,819,458
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	150,106,795	253,272,452
Net realized gain (loss) on foreign currency transactions	147,071	(244,956)
Net change in unrealized appreciation (depreciation) of investments	144,672,065	222,343,394
Net change in unrealized appreciation (depreciation) on foreign currency translations	62,041	24,613
Net realized and unrealized gain	294,987,972	475,395,503
Net increase in net assets resulting from operations	$320,805,057	$546,214,961

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

For the six months end June 30, 2016 (unaudited) and the year ended December 31, 2015

	AMG Yacktman Focused Fund		AMG Yacktman Fund
	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$25,817,085	$76,983,380	$70,819,458	$151,322,432
Net realized gain on investments and foreign currency transactions	150,253,866	1,215,421,513	253,027,496	1,158,930,627
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	144,734,106	(1,820,250,336)	222,368,007	(2,054,462,459)
Net increase (decrease) in net assets resulting from operations	320,805,057	(527,845,443)	546,214,961	(744,209,400)
Distributions to Shareholders:
From net investment income:
Service Class	—	(40,547,901)	—	(131,644,803)
Institutional Class	—	(16,368,710)	—	—
From net realized gain on investments:
Service Class	—	(786,169,218)	—	(970,575,959)
Institutional Class	—	(253,692,890)	—	—
Total distributions to shareholders	—	(1,096,778,719)	—	(1,102,220,762)
Capital Share Transactions:
Service Class:
Proceeds from sale of shares	243,116,059	454,434,166	569,126,559	1,494,272,982
Reinvestment of dividends and distributions	—	808,542,306	—	1,007,652,915
Cost of shares repurchased	(769,150,373)	(3,844,525,744)	(1,242,176,134)	(5,935,905,661)
Net decrease from Service Class share transactions	(526,034,314)	(2,581,549,272)	(673,049,575)	(3,433,979,764)
Institutional Class:
Proceeds from sale of shares	138,040,126	570,863,017	—	—
Reinvestment of dividends and distributions	—	179,172,986	—	—
Cost of shares repurchased	(333,102,545)	(2,430,892,631)	—	—
Net decrease from Institutional Class share transactions	(195,062,419)	(1,680,856,628)	—	—
Total decrease from capital share transactions	(721,096,733)	(4,262,405,900)	(673,049,575)	(3,433,979,764)
Total decrease in net assets	(400,291,676)	(5,887,030,062)	(126,834,614)	(5,280,409,926)
Net Assets:
Beginning of period	5,374,665,404	11,261,695,466	8,936,607,509	14,217,017,435
End of period	$4,974,373,728	$5,374,665,404	$8,809,772,895	$8,936,607,509
End of period undistributed net investment income	$42,928,928	$17,111,843	$90,503,286	$19,683,828

Share Transactions:
Service Class:
Sale of shares	12,103,948	18,360,379	26,946,822	62,035,107
Reinvested shares from dividends and distributions	—	40,712,052	—	48,006,332
Shares repurchased	(38,528,783)	(156,831,556)	(58,989,970)	(247,805,578)
Net decrease in Service Class shares	(26,424,835)	(97,759,125)	(32,043,148)	(137,764,139)
Institutional Class:
Sale of shares	6,981,921	23,780,920	—	—
Reinvested shares from dividends and distributions	—	9,035,451	—	—
Shares repurchased	(16,628,286)	(98,290,366)	—	—
Net decrease in Institutional Class shares	(9,646,365)	(65,473,995)	—	—

The accompanying notes are an integral part of these financial statements.

20

AMG Yacktman Focused Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the years ended December 31,
Service Class	(unaudited)	2015	2014	2013	2012†	2011††
Net Asset Value, Beginning of Period	$19.77	$25.88	$25.15	$20.52	$18.78	$17.68
Income from Investment Operations:
Net investment income[2]	0.10 [1]	0.22 [1]	0.17 [1]	0.15 [1]	0.18 [1]	0.12
Net realized and unrealized gain (loss) on investments	1.23	(1.51)	2.54	5.39	1.79	1.19
Total income (loss) from investment operations	1.33	(1.29)	2.71	5.54	1.97	1.31
Distributions to Shareholders from:
Net investment income	—	(0.24)	(0.18)	(0.14)	(0.16)	(0.12)
Net realized gain on investments	—	(4.58)	(1.80)	(0.77)	(0.07)	(0.09)
Total distributions to shareholders	—	(4.82)	(1.98)	(0.91)	(0.23)	(0.21)
Net Asset Value, End of Period	$21.10	$19.77	$25.88	$25.15	$20.52	$18.78
Total Return[2]	6.73%[8]	(5.08)%	10.67%	27.01%	10.57%	7.41%
Ratio of net expenses to average net assets (with offsets/reductions)	1.23%[9]	1.22%	1.22%	1.25%[4]	1.25%[5]	1.25%
Ratio of expenses to average net assets (with offsets)	1.23%[9]	1.22%	1.22%	1.25%[4]	1.25%[5]	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.24%[9]	1.22%	1.23%	1.26%[4]	1.26%[5]	1.25%
Ratio of net investment income to average net assets[2]	0.98%[9]	0.86%	0.65%	0.62%[4]	0.90%[5]	0.89%
Portfolio turnover	0%[8]	6%	16%	17%	3%	2%
Net assets at end of period (000’s omitted)	$3,776,473	$4,062,291	$7,847,093	$8,630,019	$6,603,059	$4,443,199

	For the six months ended June 30, 2016	For the years ended December 31,			For the period ended
Institutional Class	(unaudited)	2015	2014	2013	December 31, 2012*
Net Asset Value, Beginning of Period	$19.75	$25.88	$25.15	$20.52	$19.46
Income from Investment Operations:
Net investment income[1,2]	0.12	0.26	0.21	0.19	0.08
Net realized and unrealized gain (loss) on investments	1.22	(1.50)	2.56	5.39	1.13
Total income (loss) from investment operations	1.34	(1.24)	2.77	5.58	1.21
Distributions to Shareholders from:
Net investment income	—	(0.30)	(0.23)	(0.18)	(0.11)
Net realized gain on investments	—	(4.59)	(1.81)	(0.77)	(0.04)
Total distributions to shareholders	—	(4.89)	(2.04)	(0.95)	(0.15)
Net Asset Value, End of Period	$21.09	$19.75	$25.88	$25.15	$20.52
Total Return[2]	6.79%[8]	(4.89)%	10.88%	27.19%	6.22%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.06%[9]	1.05%	1.05%	1.08%[4]	1.08%[5,9]
Ratio of expenses to average net assets (with offsets)	1.06%[9]	1.05%	1.05%	1.08%[4]	1.08%[5,9]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.07%[9]	1.05%	1.06%	1.09%[4]	1.08%[5,9]
Ratio of net investment income to average net assets[2]	1.16%[9]	1.03%	0.82%	0.78%[4]	0.91%[5,9]
Portfolio turnover	0%[8]	6%	16%	17%	3%[8]
Net assets at end of period (000’s omitted)	$1,197,901	$1,312,374	$3,414,602	$3,301,204	$712,316

21

AMG Yacktman Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2016	For the years ended December 31,
Service Class	(unaudited)	2015	2014	2013	2012†	2011††
Net Asset Value, Beginning of Period	$20.87	$25.12	$23.54	$19.12	$17.51	$16.54
Income from Investment Operations:
Net investment income[2]	0.17 [1]	0.31 [1]	0.26 [1]	0.23 [1]	0.26 [1]	0.18
Net realized and unrealized gain (loss) on investments	1.20	(1.71)	2.43	5.07	1.73	1.02
Total income (loss) from investment operations	1.37	(1.40)	2.69	5.30	1.99	1.20
Distributions to Shareholders from:
Net investment income	—	(0.34)	(0.27)	(0.21)	(0.25)	(0.18)
Net realized gain on investments	—	(2.51)	(0.84)	(0.67)	(0.13)	(0.05)
Total distributions to shareholders	—	(2.85)	(1.11)	(0.88)	(0.38)	(0.23)
Net Asset Value, End of Period	$22.24	$20.87	$25.12	$23.54	$19.12	$17.51
Total Return[2]	6.57%[8]	(5.63)%	11.33%	27.74%	11.47%	7.30%
Ratio of net expenses to average net assets (with offsets/reductions)	0.71%[9]	0.71%	0.71%	0.74%[6]	0.76%[7]	0.80%
Ratio of expenses to average net assets (with offsets)	0.71%[9]	0.71%	0.71%	0.74%[6]	0.76%[7]	0.80%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.72%[9]	0.72%	0.71%	0.75%[6]	0.76%[7]	0.80%
Ratio of net investment income to average net assets[2]	1.63%[9]	1.29%	1.08%	1.05%[6]	1.41%[7]	1.28%
Portfolio turnover	2%[8]	2%	9%	17%	7%	3%
Net assets at end of period (000’s omitted)	$8,809,773	$8,936,608	$14,217,017	$13,931,446	$8,670,983	$6,293,083

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

†	At the start of business June 29, 2012, the Yacktman Focused Fund and Yacktman Fund were re-organized into respective funds of the AMG Funds.
††	Audited by previous independent registered public accounting firm.
*	Commencement of operations was on July 24, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement, fee waiver and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.017% of average net assets for the Service Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.006% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[8]	Not annualized.
[9]	Annualized.

22

Notes to Financial Statements (unaudited)

June 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Focused Fund (“Yacktman Focused”) and AMG Yacktman Fund (“Yacktman Fund”), each a “Fund” and collectively the “Funds.” The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2016, Yacktman Focused and Yacktman Fund had redemption fees amounting to $82,216 and $45,931, respectively.

Each Fund has established three classes of shares: Service Class, Investor Class and Institutional Class. Currently, Yacktman Focused offers Service Class shares and Institutional Class shares, Yacktman Fund offers only Service Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Effective June 22, 2015, Yacktman Focused and Yacktman Fund are accepting new investors. Prior to that date the Funds were closed to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that

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Notes to Financial Statements (continued)

would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENTS INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2016, the custodian expense was not reduced.

Effective June 1, 2016, the overdraft fees are computed at 1.75% (previously 1.0%) above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2016, the Funds did not incur overdraft fees.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to equalization, redesignation of dividends paid and currency gain/loss. Temporary differences are due to differing treatments for losses due to wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain

24

Notes to Financial Statements (continued)

diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2015 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2016, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2016, such amounts may be used to offset future realized capital gains for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of these securities in accordance with the Funds’ policy on investment valuation.

At June 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Yacktman Focused - two collectively own 54%; Yacktman Fund - three collectively own 58%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At June 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Yacktman Focused and Yacktman Fund were $156,192 and $16,541,811, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes and the Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP

25

Notes to Financial Statements (continued)

(“Yacktman”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Yacktman Focused	1.00%
Yacktman Fund
on first $500 million	0.65%
on next $500 million	0.60%
on balance over $1 billion	0.55%

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.25% of the Yacktman Focused Fund Service Class’s average daily net assets to later reimbursement by the service class shares in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Yacktman Focused is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount. As of June 30, 2016, the Fund had no reimbursement available for repayment.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in JPMorgan Liquid Assets Money Market Fund, Capital Shares and JPMorgan Prime Money Market Fund, Capital Shares. For the six months ended June 30, 2016, the management fee for Yacktman Focused and Yacktman Fund was reduced by $187,103 and $385,919, respectively.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.03% of average net assets of each Fund for the first $300 million of assets under management, 0.025% for the next $200 million and 0.02% on amounts in excess of $500 million per annum.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2016, were as follows:

	Maximum	Actual
Fund	Amount Approved	Amount Incurred
Yacktman Focused
Service Class	0.20%	0.17%
Yacktman Fund
Service Class	0.20%	0.11%

In June 2016, the Funds’ Board approved a proposal to revise certain fees paid by the Funds. These changes will not increase the overall fees incurred by the Funds or by shareholders of the Funds. These changes will not be effective until October 1, 2016 following execution of all relevant agreements and the filing of revised prospectuses and Statements of Additional Information with the Securities and Exchange Commission. The Board approved, in some cases, changes to the administrative fee, management fee and/or shareholder servicing fee on certain classes of the Funds. Further details regarding such changes will be available once all relevant agreements are finalized and executed and revised prospectuses and Statements of Additional Information are filed with the Securities and Exchange Commission.

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair

26

Notes to Financial Statements (continued)

receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits each fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Yacktman Focused lent varying amounts not exceeding $4,620,586 for two days earning interest of $164 and Yacktman Fund lent varying amounts not exceeding $24,808,626 for seven days earning interest of $2,054. The interest income amounts are included in the Statement of Operations as interest income. At June 30, 2016, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Yacktman Focused	$18,380,328	$854,679,393
Yacktman Fund	139,655,106	964,204,443

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2016.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2016, the value of the securities loaned and cash collateral received, were as follows.

	Securities	Cash Collateral
Fund	Loaned	Received
Yacktman Focused	$146,575	$156,192
Yacktman Fund	16,401,038	16,541,811

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

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Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of June 30, 2016:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets
	Presented in the Statement	Financial	Cash Collateral
Fund	of Assets and Liabilities	Instruments	Received	Net Amount
Yacktman Focused
Cantor Fitzgerald Securities, Inc.	$156,192	$156,192	—	—

Yacktman Fund
Cantor Fitzgerald Securities, Inc.	$3,928,693	$3,928,693	—	—
Daiwa Capital Markets America	3,928,693	3,928,693	—	—
Mitsubishi UFJ Securities USA, Inc.	3,928,693	3,928,693	—	—
Mizuho Securities USA, Inc.	827,039	827,039	—	—
Nomura Securities International, Inc.	3,928,693	3,928,693	—	—

Totals	$16,541,811	$16,541,811	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

28

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Yacktman Focused Fund and AMG Yacktman Fund: Approval of Investment Management and Subadvisory Agreements on June 22-23, 2016.

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund and AMG Yacktman Fund (each, a “Fund”, and collectively, the “Funds”) and separately an amendment, to be effective October 1, 2016, to such Investment Management Agreement for each Fund (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadvisor and separately an amendment, to be effective October 1, 2016, to the Subadvisory Agreement with respect to each Fund (collectively, the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for Service Class shares of AMG Yacktman Focused Fund. The Trustees also considered the Investment Manager’s risk management processes.

29

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Service Class shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above, below, above and above, respectively, the median performance for the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and Fund Benchmark. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period and in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Service Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above, below, above and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period and in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that, effective October 1, 2016, the management fee rate for each Fund will be reduced and the administrative fee rate paid by each Fund will be increased. The Trustees further noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund, but that effective October 1, 2016, the Investment Manager will pay the Subadvisor a subadvisory fee that is a portion of the advisory fee that it receives from each Fund. The Trustees also considered the amount of the advisory fee that will be retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund effective October 1, 2016. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadvisor. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

30

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for Service Class shares of AMG Yacktman Focused Fund. The Board also took into account management’s discussion of the current and revised advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion the Subadvisor’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current and revised subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy, diversification and dispersion between the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25% for Service Class shares and noted that the Fund was operating below its expense cap as of March 31, 2016. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2016 were both lower than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

31

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06854

(800) 835-3879

SUBADVISOR

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500 Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for the Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

AMG SouthernSun Global Opportunities

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

SAR071-0616	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2016

AMG Yacktman Special Opportunities Fund

Service Class: YASSX     |     Institutional Class: YASLX

www.amgfunds.com |	SAR079-0616

AMG Yacktman Special Opportunities Fund

Semi-Annual Report—June 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	15
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	16
Detail of changes in assets for the past two periods

Financial Highlights	17
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	18

Notes To Financial Statements	19
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	24

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2016	the Period†	01/01/16	06/30/16	the Period*
AMG Yacktman Special Opportunities Fund
Service Class
Based on Actual Fund Return	1.16%	$1,000	$1,049	$5.91
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.82
Institutional Class
Based on Actual Fund Return	1.07%	$1,000	$1,049	$5.45
Hypothetical (5% return before expenses)	1.07%	$1,000	$1,020	$5.37

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.
†	Includes a performance adjustment amounting to (0.58)% of average daily net assets. (See Note 2 of Notes to Financial Statements.)

2

Fund Performance (unaudited)

Period ended June 30, 2016

The table below shows the average annual total returns for the AMG Yacktman Special Opportunities Fund and the MSCI ACWI All Cap Index for the same time periods ended June 30, 2016.

			Since	Inception
Average Annual Total Returns[1]	Six Months*	One Year	Inception	Date
AMG Yacktman Special Opportunities Fund [2,3,4,5,6,7,8]
Service Class	4.91%	(9.27)%	(9.27)%	06/30/15
Institutional Class	4.90%	(9.15)%	(7.73)%	06/30/14
MSCI ACWI All Cap Index[9]	1.35%	(3.90)%	(1.58)%	06/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2016. All returns are in U.S. dollars ($).
[2]	During the period, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.
[4]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[5]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products. The Fund is subject to risks associated with investments in small- and mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[6]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. High-yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[7]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities, which may place the Fund at greater risk than a more diversified fund. Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[8]	Beginning June 30, 2015, the Fund’s investment management fees are subject to a performance adjustment, which could increase or reduce the investment management fees paid by the Fund. The prospect of a positive or negative performance adjustment may create an incentive for the Fund’s portfolio manager to take greater risks with the Fund’s portfolio. In addition, because performance adjustments are based upon past performance, a shareholder may pay a higher or lower management fee for performance that occurred prior to the shareholder’s investment in the Fund. The performance adjustment could increase the Investment Manager’s fee (and, in turn, the Subadvisor’s fee) even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease the Investment Manager’s fee (and, in turn, the Subadvsior’s fee) even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
[9]	The MSCI All Country World (ACWI) All Cap Index captures large, mid, small and micro cap representation across 23 Developed Markets countries and large, mid and small cap representation across 23 Emerging Markets Countries. Unlike the Fund, the Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Yacktman Special Opportunities Fund

Portfolio Manager’s Comments (unaudited)

JUNE 30, 2016 — MID-YEAR UPDATE

For the six months ending 6/30/2016, the AMG Yacktman Special Opportunities Fund (the “Fund”) delivered a return of 4.90%. The benchmark, the MSCI ACWI All Cap, returned 1.35% during the same period. Over the last twelve months, the Fund has returned (9.15)% vs. (3.90)% for the Index, an underperformance of (5.25)%.

The Fund outperformed the benchmark during the last six months and given the turmoil in the first half of 2016, we are proud of this positive result. Many of the Fund’s securities have weathered negative news and market volatility, and there are early positive signs that the market is recognizing the value inherent in the Fund. There is still room to improve and we believe the Fund’s unrealized potential remains significant.

PORTFOLIO REVIEW

Financial	YASLX /		MSCI ACWI				Russell
Metrics[1]	YASSX		All-Cap		S&P 500		2000®
P/E	9.24	x	16.35	x	18.65	x	17.88	x
P/BV	0.83	x	1.71	x	2.51	x	1.78	x
P/CF	5.41	x	10.63	x	12.49	x	13.94	x
P/Sales	0.48	x	1.22	x	1.84	x	1.05	x
Debt to Equity	39.6%		87.5%		94.9%		79.3%
ROA%	5.9%		6.4%		7.6%		3.5%

[1]	Source: AMG Funds & FactSet, Weighted average metrics, as of 06/30/16.

The table above shows that we hold similar-quality companies at much cheaper prices despite a stock market that is touching all-time highs. This represents many hours of work reviewing existing holdings and analyzing potential opportunities. The goal is to hold the best combination of quality and value in the Fund.

The Fund now holds 46 positions, including one fixed-income security. There was more trading activity since January:

•	Sold: DreamWorks Animation, II-VI, Inc. Freund Corp., Hogy Medical, LG Household & Healthcare

•	Purchased: Interactive Brokers, Gruppo MutuiOnline, Oliver Corp., Sapporo Clinical Laboratory

The five sold positions were relatively small weightings and were each closed out with a positive result. We chose to sell as the share prices moved up towards our estimate of underlying business value and/or to allocate capital to what we believed were more attractive opportunities. LG Household & Healthcare (051905 KS), a consumer staples company based in South Korea, was up 188% from the Fund’s initial purchase at inception. The vast majority of this gain was from solid business performance, although we benefited from a narrowing of the discount between LGH&H’s common and preferred shares. We continue to hold a basket of South Korean preferred shares, with potential upside from both improved business performance and the closing of the discount between the preferred and common stock.

Our holding in Freund, a manufacturer of machinery for the pharmaceutical sector, was also particularly successful. We continue to like Freund’s business model and would welcome an opportunity to buy back in at a more attractive price.

MARKET VOLATILITY

The MSCI ACWI All Cap returned 1.35% over the last six months, a positive result which hid a great deal of turmoil and volatility. If we wrote this letter on February 11, with the S&P 500 Index down 10% in only a few short weeks, it would have had a different tone. Or if the quarter had ended one week earlier, before the surprising British referendum to exit the European Union (the so-called “Brexit”), the metrics would have been far different. Yet the rules set a cut-off date at June 30, which saw the market stage yet another rapid recovery to end the six months slightly positive.

We believe the volatility within the Fund was well in excess of the change in underlying business value. As evidence, here is the spread between the period high and low price for several of the Fund’s positive contributors:

	Price	Spread — High
Company	Change[2]	vs. Low
Texhong Textile Group	24.7%	76.0%
Aggreko plc	39.8%	66.0%
IMF Bentham	16.4%	61.4%
Raven Industries	21.4%	50.2%

[2]	Source: FactSet. Based off closing prices from 12/31/15-6/30/16.

We would argue that the underlying business value of these companies did not change by 50%+ in the course of six months. Rather, the wild price swings were caused by shifting investor sentiment. Taking advantage of these mood swings is core to value investing and we capitalized by adding to several positions as the risk/reward became more attractive.

This inter-period volatility appeared in two distinct phases. The January/ February sell-off, with the S&P 500 Index falling 10% in six weeks, was exciting but all-too-brief. We conducted intensive diligence on several new ideas but market prices rebounded before true bargains appeared. This is the challenge of high valuations: the first leg of a price decline is from high to moderate – and moderate is still a long way from cheap.

A further disruption occurred at quarter-end with the United Kingdom’s (U.K.) surprising decision to leave the European Union. Much ink has been spilled about the potential impact of the decision, but we believe that spending too much thought on the matter is unproductive. The only thing we are certain about in regards to the Brexit is that it will take time for any clear resolutions,

4

AMG Yacktman Special Opportunities Fund

Portfolio Manager’s Comments (continued)

and likely longer than most anticipate. Our major focus, as always, is on individual companies and we believe most of the Fund’s holdings are relatively insulated. For example:

•	Aggreko sells mostly outside of the U.K., with a large portion of contracts in U.S. Dollars (USD).

•	Ocean Wilson owns a USD-denominated investment portfolio, plus a business in Brazil.

•	Lamprell’s only tie to the U.K. is the London Stock Exchange where it trades — the company is based in the U.A.E. and reports in USD.

These holdings should see a muted impact as a result of the domestic situation in the U.K. They also benefit from a weaker British Pound (GBP) and therefore were more valuable after the decision (although market prices often reflected the opposite).

However, there was a translation impact on the Fund as the GPB/USD exchange rate moved dramatically post vote. Prior to the vote on June 23, 14% of the Fund’s portfolio was invested in GBP-denominated assets. From 6/23 to 6/30, the GBP/USD exchange rate declined by 10%, meaning we took mark-to-market losses on the Fund’s U.K. holdings by that same amount. Currency has been a sore spot for Fund performance since inception, but we have not changed our views: attempting to predict these movements is fraught with risk and the power of mean reversion will even out the swings over time. So far, we are still waiting.

Looking ahead, there will no doubt be future periods of uncertainty. These market wobbles are even more dangerous with stocks at all-time highs and near-record valuations. We believe the Fund is structured to ride out these volatility swings and we have cash available to deploy in a downturn.

CONTRIBUTORS/DETRACTORS

The three largest contributors to performance were IMF Bentham Ltd., Texhong Textile Group (“Texhong”) and America’s Car-Mart. All three positions have been part of the Fund since inception.

IMF was volatile during the period. The stock fell under $1.00 (AUD) per share in February during the market sell-off and a quiet period without any major case wins. Bentham’s business model is lumpy, and in mid-February it was finally lumpy in the positive direction. On February 19, IMF reported a win in a long-running case against Standard & Poors (S&P), resulting in revenue of $52m (AUD) and pre-tax profit of $47m (AUD), which was subsequently raised by $2m (AUD). Three days before the S&P news, IMF’s market cap touched a low of $159m (AUD). With net cash of around $100m (AUD), IMF’s enterprise value was roughly $60m (AUD). So right before the S&P win, IMF’s enterprise value was just over 1x the pre-tax profits from the S&P case by itself – which ignores the over $3 billion (AUD) in active cases in its portfolio. We look forward to future positive case decisions.

After a slow start, Texhong stock price surged strongly in March after a better-than-expected earnings report. One concern with the stock is Texhong’s exposure to the Chinese garment industry, which has suffered from low cotton prices. Recently, cotton prices have moved higher due to stronger-than-expected consumption and modestly lower production. Since Texhong holds 45-60 days of cotton inventory, a rising price should provide a tailwind to margins, and the company issued a positive profit alert in early July. In addition, the company is expanding into downstream processing at its Vietnam operation as part of a vertical integration strategy. Downstream processors capture more of the economic value in the garment supply chain, which should lead to higher multiples on the stock in the future. We trimmed some of the Fund’s position on the upswing.

Car-Mart’s stock was up-and-down in 2016, with two declines of more than 20% before finishing positive for the period. The stock reacted to a disappointing earnings report in May, with earnings-per-share (“EPS”) down more than 50% year-over-year. Car-Mart continues to face a very competitive used car market, compounded by poor resale values for repossessed cars at auction. Management paused its store expansion program to focus on productivity improvements and better underwriting, which showed results despite the poor earnings last quarter. The subprime auto business is all about collections (selling cars is easy...collecting is hard), so Car-Mart’s improved underwriting metrics are positive for long-term value. We believe the stock market overreacted to the poor quarterly report and we significantly increased the Fund’s position on the weakness. Meanwhile, the company continues to return capital to shareholders in the form of aggressive share repurchases. Car-Mart has reduced its share count by almost 30% in the last six years, and we are happy as one of the remaining shareholders at these prices.

The three largest detractors to the Fund were Hargreaves Services (“Hargreaves”), Immunodiagnostic Systems (“IDH”) and Lamprell plc. All three companies are based in the U.K., so stock price declines were magnified by the devaluation of the British Pound.

Hargreaves reported interim results in February which reflected the difficult trading environment, with revenues down 50% and underlying EPS down 85%. We expected a tough report, as management is taking the hard but necessary steps to re-position the business away from its coal mining operations while retaining the valuable specialty coal business. In April, the company released more detail on its strategic re-positioning, including insight into the value of its extra assets and land portfolio. The update showed Hargreaves with legacy assets worth £66 million — for reference, at the period low price, the market capitalization of the entire company was only £50 million. This value does not include Hargreaves’ ownership of 15,500 acres of land in its property portfolio. Management has committed to generating an additional £35-50 million in cash from the land over the next 3-5 years, on top of the £24 million in book value. The land and other assets alone — while currently contributing nothing

5

AMG Yacktman Special Opportunities Fund

Portfolio Manager’s Comments (continued)

to earnings — imply a value for the equity that is a multiple of the current stock price. And of course Hargreaves still has the remaining earnings power from its coal distribution, industrial services and construction operations. Management seems to agree, with HSP’s leadership team buying 250k shares (0.8% of the company) in April at £1.70. We view this large insider buy near the market lows as a good signal that there might finally be some light at the end of the tunnel for Hargreaves.

Immunodiagnostic Systems saw its share price decline by 43% during the period, and is now down 90% from its 2011 high. IDH is an in vitro diagnostics (“IVD”) company that develops custom lab tests called immunoassays, which check for the presence of certain substances in blood or urine. IDH grew quickly from 2004-2012, driven primarily by a Vitamin D test that benefited from a growing market with little competition. It has struggled since then in making the transition towards a broader assay menu. In response, FORUM Family Office (a value investment firm out of Germany) took measures to protect its 27% equity stake and their CIO, Dr. Burkhard Wittek, joined IDH’s board as Chairman. Wittek quickly outlined a strategic plan to get the business on track, including a focus on achieving greater scale in IDH’s test “menu” by developing new assays, overhauling the sales process, replacing the management team and focusing on cost rationalization. IDH is only beginning the transition under new leadership, and the share price declined sharply as the company fell short of initial expectations. We believe the strategic plan is sound, and that IDH owns valuable intellectual property and employs capable executives who are well-aligned with shareholders. IDH has 64% of its market capitalization in net cash, providing solid downside protection and optionality as management implements the turnaround. If the turnaround is successful, the potential upside is multiples of the current stock price.

Lamprell’s stock price was volatile this period, declining almost 30% on two separate occasions. Year-end 2015 results in March showed a very busy construction yard, as Lamprell is working through its existing backlog of projects. While revenues and profits have held up well enough, the market is concerned about future orders heading into 2017. Lamprell needs to show a few project wins from its $5.4 billion order book, but news has been slim to date. Although the offshore drilling industry is going through a tough time, Lamprell benefits from its strategic location and close ties to Middle East oil drilling, which has largely continued unabated despite low oil prices. A potential partnership to help on a massive maritime yard project in Saudi Arabia could be a significant option for the future, although details have yet to be released. At current prices, Lamprell trades for less than net working capital, providing plenty of downside protection to ride out the oil downturn.

CONCLUSION

The macro environment dominated news headlines this period, but we will continue focusing on what we can control: analyzing businesses to identify the best bottom-up investment opportunities we can find. We hold good companies at what we feel are attractive prices, with a wide open investment mandate and cash to deploy into new opportunities. This is a good setup for our goal to protect and grow investor capital over the long-term. It has been two full years since the Fund launched and we are optimistic about the future. We thank shareholders for their support.

This commentary reflects the viewpoints of the Yacktman Asset Management LP as of June 30, 2016 and is not intended as a forecast or guarantee of future results.

6

AMG Yacktman Special Opportunities Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

	AMG Yacktman	MSCI ACWI
	Special Opportunities	All Cap
Sector	Fund*	Index
Industrials	28.1%	11.2%
Consumer Discretionary	20.1%	12.6%
Information Technology	16.2%	14.7%
Financials	13.4%	20.4%
Energy	10.4%	6.6%
Materials	3.1%	5.3%
Health Care	2.9%	12.0%
Consumer Staples	1.5%	10.1%
Utilities	0.5%	3.5%
Telecommunication Services	0.0%	3.6%
Other Assets and Liabilities	3.8%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
IMF Bentham, Ltd.**	7.2%
Emeco Pty, Ltd., 9.875%, 03/15/19**	7.1
Samsung Electronics Co., Ltd., 1.760%**	6.6
America’s Car-Mart, Inc.**	6.6
Computer Services, Inc.**	4.9
Texhong Textile Group, Ltd.**	4.2
Pardee Resources Co., Inc.**	4.0
Hargreaves Services PLC**	3.6
Spice Private Equity AG**	3.2
Ocean Wilsons Holdings, Ltd.	3.2

Top Ten as a Group	50.6%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Yacktman Special Opportunities Fund

Fund Snapshots (continued)

For the six months ended June 30, 2016

NEW EQUITY POSITIONS

Current
New Purchases	Shares Held
Interactive Brokers Group, Inc., Class A	2,500
Oliver Corp.	7,000
Sapporo Clinical Laboratory, Inc.	9,000
Gruppo MutuiOnline S.P.A.	18,000

EQUITY PURCHASES & SALES

	Net Shares	Current
Purchases	Purchased	Shares Held
Aggreko PLC	500	22,500
Amsterdam Commodities N.V.	2,500	8,000
America’s Car-Mart, Inc.	7,500	43,000
Computer Services, Inc.	832	24,000
Catering International Services	5,417	25,417
CMI, Ltd.	18,900	450,000
Gruppo MutuiOnline S.P.A.	18,000	18,000
Hargreaves Services PLC	106,643	278,682
Interactive Brokers Group, Inc., Class A	2,500	2,500
Immunodiagnostic Systems Holdings PLC	97,212	151,000
IMF Bentham, Ltd.	199,252	1,149,252
Lamprell PLC	256,797	536,797
Master Drilling Group, Ltd.	70,000	300,000
Oliver Corp.	7,000	7,000
Ocean Wilsons Holdings, Ltd.	12,500	58,500
Pardee Resources Co., Inc.	100	4,100
SK Kaken Co., Ltd.	1,000	2,000
Spice Private Equity AG	1,000	23,500
Stallergenes Greer PLC	5,900	11,000
Sapporo Clinical Laboratory, Inc.	9,000	9,000
Twenty-First Century Fox, Inc., Class A	4,700	20,500
Utoc Corp.	14,500	33,600

	Net Shares	Current
Sales	Sold	Shares Held
DreamWorks Animation SKG, Inc., Class A	3,000	—
Freund Corp.	20,200	—
Hogy Medical Co., Ltd.	2,000	—
II-VI, Inc.	5,000	—
LG Household & Health Care, Ltd., 0.740%	190	—
NAC Co., Ltd.	10,500	20,500
Preformed Line Products Co.	700	3,300
Raven Industries, Inc.	7,000	27,000
Tessi, S.A.	936	2,064
Texhong Textile Group, Ltd.	355,000	820,000
Valmont Industries, Inc.	2,200	1,800

CORPORATE BONDS & NOTES PURCHASES

	Net Par	Current
Purchases	Purchased	Par Held
Emeco Pty, Ltd., 9.875%, 03/15/19	$250,000	$2,500,000

8

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 80.3%
Consumer Discretionary - 19.2%
America’s Car-Mart, Inc. (United States)*	43,000	$1,214,320
Automodular Corp. (Canada)*	88,406	167,649
Retail Holdings N.V. (Curacao)	39,700	535,950
Sotsu Co., Ltd. (Japan)	14,500	288,273
Texhong Textile Group, Ltd. (Hong Kong)	820,000	775,695
Twenty-First Century Fox, Inc., Class A (United States)	20,500	554,525
Total Consumer Discretionary		3,536,412
Consumer Staples - 1.5%
Amsterdam Commodities N.V. (Netherlands)	8,000	195,228
Sapporo Clinical Laboratory, Inc. (Japan)	9,000	86,283
Total Consumer Staples		281,511
Energy - 10.4%
Hargreaves Services PLC (United Kingdom)	278,682	667,795
Lamprell PLC (United Arab Emirates)*	536,797	509,163
Pardee Resources Co., Inc. (United States)	4,100	733,900
Total Energy		1,910,858
Financials - 13.4%
Gruppo MutuiOnline S.P.A. (Italy)	18,000	157,160
IMF Bentham, Ltd. (Australia)	1,149,252	1,317,071
Interactive Brokers Group, Inc., Class A (United States)	2,500	88,500
Lai Sun Development Co., Ltd. (Hong Kong)	20,242,500	312,038
Spice Private Equity AG (Switzerland)*	23,500	592,200
Total Financials		2,466,969
Health Care - 2.9%
Immunodiagnostic Systems Holdings PLC (United Kingdom)	151,000	271,377
Stallergenes Greer PLC (United Kingdom)*,1	11,000	269,781
Total Health Care		541,158
Industrials - 20.1%
Aggreko PLC (United Kingdom)	22,500	384,820
Catering International Services (France)	25,417	377,123
CMI, Ltd. (Australia)	450,000	302,149
Emeco Holdings, Ltd. (Australia)*	2,500,000	57,800
Mitani Corp. (Japan)	17,000	460,922
NAC Co., Ltd. (Japan)	20,500	168,282
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	390,000	92,643
Ocean Wilsons Holdings, Ltd. (Bermuda)[1]	58,500	589,930

	Shares	Value
Oliver Corp. (Japan)	7,000	$92,597
Preformed Line Products Co. (United States)	3,300	133,287
Raven Industries, Inc. (United States)	27,000	511,380
Rocky Mountain Dealerships, Inc. (Canada)	33,000	179,821
Utoc Corp. (Japan)	33,600	99,401
Valmont Industries, Inc. (United States)	1,800	243,486
Total Industrials		3,693,641
Information Technology - 9.2%
Computer Services, Inc. (United States)	24,000	898,800
MOCON, Inc. (United States)	34,000	481,440
Tessi, S.A. (France)	2,064	306,932
Total Information Technology		1,687,172
Materials - 3.1%
Agro-Kanesho Co., Ltd. (Japan)[1]	10,800	105,827
Master Drilling Group, Ltd. (South Africa)*	300,000	282,727
SK Kaken Co., Ltd. (Japan)[1]	2,000	178,929
Total Materials		567,483
Utilities - 0.5%
Maxim Power Corp. (Canada)*	42,200	94,398
Total Common Stocks (cost $17,869,439)		14,779,602
Preferred Stocks - 8.8%
Consumer Discretionary - 0.9%
Daekyo Co., Ltd., 4.690% (South Korea)	22,000	103,138
Nexen Corp., 1.400% (South Korea)	19,000	71,672
Total Consumer Discretionary		174,810
Industrials - 0.9%
Daelim Industrial Co., Ltd., 1.280% (South Korea)	2,600	60,544
Sebang Co., Ltd., 2.200% (South Korea)	13,300	98,288
Total Industrials		158,832
Information Technology - 7.0%
Daeduck GDS Co., Ltd., 4.250% (South Korea)	10,705	66,394
Samsung Electronics Co., Ltd., 1.760% (South Korea)	1,180	1,217,273
Total Information Technology		1,283,667
Total Preferred Stocks (cost $1,573,942)		1,617,309

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 7.1%
Industrials - 7.1%
Emeco Pty, Ltd., 9.875%, 03/15/19 (Australia) (a),[2]	$2,500,000	$1,300,000
Total Corporate Bonds and Notes (cost $1,871,669)		1,300,000
Short-Term Investments - 5.0%
Repurchase Agreements - 2.4%[3]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470%, total to be received $450,918 (collateralized by various U.S. Government Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $459,930)	450,912	450,912

	Shares	Value
Other Investment Companies - 2.6%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	473,468	$473,468
Total Short-Term Investments (cost $924,380)		924,380
Total Investments - 101.2% (cost $22,239,430)		18,621,291
Other Assets, less Liabilities - (1.2)%		(216,844)
Net Assets - 100.0%		$18,404,447

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $22,273,710 for federal income tax purposes at June 30, 2016, the aggregate gross unrealized appreciation and depreciation were $949,057 and $4,601,476, respectively, resulting in net unrealized depreciation of investments of $3,652,419.

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2016, the value of this security amounted to $1,300,000 or 7.1% of net assets.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Yacktman Special Opportunities Fund	$427,600	2.3%

[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The market value of Illiquid securities at June 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Yacktman Special Opportunities Fund	$1,300,000	7.1%

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

11

Notes to Schedule of Portfolio Investments (continued)

	AMG Yacktman Special	MSCI ACWI
Country	Opportunities Fund†	All Cap Index
Australia	16.8%	2.4%
Austria	0.0%	0.1%
Belgium	0.0%	0.5%
Bermuda	3.3%	0.0%
Brazil	0.0%	0.7%
Canada	2.5%	3.3%
Chile	0.0%	0.1%
China	0.0%	2.7%
Colombia	0.0%	0.1%
Curacao	3.0%	0.0%
Czech Republic	0.0%	0.0%#
Denmark	0.0%	0.6%
Egypt	0.0%	0.0%#
Finland	0.0%	0.3%
France	3.9%	2.9%
Germany	0.0%	2.7%
Greece	0.0%	0.0%#
Hong Kong	6.2%	1.1%
Hungary	0.0%	0.0%#
India	0.0%	0.9%
Indonesia	0.0%	0.3%
Ireland	0.0%	0.2%
Israel	0.0%	0.3%
Italy	0.9%	0.7%
Japan	8.4%	8.3%
Malaysia	0.0%	0.3%

	AMG Yacktman Special	MSCI ACWI
Country	Opportunities Fund†	All Cap Index
Mexico	0.0%	0.4%
Netherlands	1.1%	1.0%
New Zealand	0.0%	0.1%
Norway	0.0%	0.3%
Peru	0.0%	0.0%#
Philippines	0.0%	0.2%
Poland	0.0%	0.1%
Portugal	0.0%	0.1%
Qatar	0.0%	0.1%
Russia	0.0%	0.4%
Singapore	0.5%	0.5%
South Africa	1.6%	0.7%
South Korea	9.1%	1.6%
Spain	0.0%	1.0%
Sweden	0.0%	1.0%
Switzerland	3.3%	2.8%
Taiwan	0.0%	1.3%
Thailand	0.0%	0.3%
Turkey	0.0%	0.1%
United Arab Emirates	2.9%	0.1%
United Kingdom	9.0%	6.4%
United States	27.5%	53.0%
	100.0%	100.0%

†	As a percentage of long-term investments at June 30, 2016.
#	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

12

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2016: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Yacktman Special Opportunities Fund
Investments in Securities
Common Stocks
Industrials	$2,278,067	$1,415,574	—	$3,693,641
Consumer Discretionary	2,760,717	775,695	—	3,536,412
Financials	680,700	1,786,269	—	2,466,969
Energy	1,910,858	—	—	1,910,858
Information Technology	1,687,172	—	—	1,687,172
Materials	282,727	284,756	—	567,483
Health Care	541,158	—	—	541,158
Consumer Staples	281,511	—	—	281,511
Utilities	94,398	—	—	94,398
Preferred Stocks
Information Technology	—	1,283,667	—	1,283,667
Consumer Discretionary	174,810	—	—	174,810
Industrials	—	158,832	—	158,832
Corporate Bonds and Notes†	—	1,300,000	—	1,300,000
Short-Term Investments
Repurchase Agreements	—	450,912	—	450,912
Other Investment Companies	473,468	—	—	473,468

Total Investments in Securities	$11,165,586	$7,455,705	—	$18,621,291

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes by major industry, please refer to the Schedule of Portfolio Investments.

As of June 30, 2016, the Fund had transfers between levels 1 and level 2 as follows:

	Transfer	Transfer out of	Transfer into	Transfer out of
	into Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	$261,031	$(437,260)	$437,260	$(261,031)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (unaudited)

June 30, 2016

Assets:
Investments at value* (including securities on loan valued at $427,600)	$18,621,291
Foreign currency**	7,609
Receivable for investments sold	269,964
Dividends and other receivables	85,062
Receivable from affiliate	5,253
Prepaid expenses	12,702
Total assets	19,001,881
Liabilities:
Payable upon return of securities loaned	450,912
Payable for investments purchased	96,071
Accrued expenses:
Investment advisory and management fees	15,499
Administrative fees	452
Shareholder servicing fees - Service Class	9
Trustees fees and expenses	20
Other	34,471
Total liabilities	597,434
Net Assets	$18,404,447
Net Assets Represent:
Paid-in capital	$21,804,065
Undistributed net investment income	445,182
Accumulated net realized loss from investments	(225,989)
Net unrealized depreciation of investments and foreign currency translations	(3,618,811)
Net Assets	$18,404,447
Service Class Shares:
Net Assets	$382,383
Shares outstanding	47,072
Net asset value, offering and redemption price per share	$8.12
Institutional Class Shares:
Net Assets	$18,022,064
Shares outstanding	2,216,486
Net asset value, offering and redemption price per share	$8.13
* Investments at cost	$22,239,430
** Foreign currency at cost	$7,619

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations (unaudited)

For the six months ended June 30, 2016

Investment Income:
Dividend income	$385,441
Securities lending income	4,877
Interest income	193,540
Total investment income	583,858
Expenses:
Investment advisory and management fees	79,646
Administrative fees	2,585
Shareholder servicing fees - Service Class	83
Professional fees	14,914
Registration fees	10,017
Custodian	6,607
Report to shareholders	7,602
Trustees fees and expenses	597
Transfer agent	394
Miscellaneous	742
Total expenses before offsets	123,187
Expense reimbursements	(30,532)
Net expenses	92,655
Net investment income	491,203
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(136,279)
Net realized loss on foreign currency transactions	(7,612)
Net change in unrealized appreciation (depreciation) of investments	514,500
Net change in unrealized appreciation (depreciation) of foreign currency translations	(165)
Net realized and unrealized gain	370,444
Net increase in net assets resulting from operations	$861,647

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015.

	AMG Yacktman Special
	Opportunities Fund
	June 30,	December 31,
	2016	2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$491,203	$425,515
Net realized gain (loss) on investments and foreign currency transactions	(143,891)	129,952
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	514,335	(3,164,225)
Net increase in net assets resulting from operations	861,647	(2,608,758)
Distributions to Shareholders:
From net investment income:
Service Class	—	(2,299)
Institutional Class	—	(479,382)
From net realized gain on investments:
Service Class	—	(1,323)
Institutional Class	—	(275,083)
Total distributions to shareholders	—	(758,087)
Capital Share Transactions:
Service Class:*
Proceeds from sale of shares	282,923	91,100
Reinvestment of dividends	—	3,622
Cost of shares repurchased	—	—
Net increase from Service Class share transactions	282,923	94,722
Institutional Class:
Proceeds from sale of shares	—	2,234,514
Reinvestment of dividends	—	752,336
Cost of shares repurchased	—	—
Net increase from Institutional Class share transactions	—	2,986,850
Total increase from capital share transactions	282,923	3,081,572
Total increase (decrease) in net assets	1,144,570	(285,273)
Net Assets:
Beginning of period	17,259,877	17,545,150
End of period	$18,404,447	$17,259,877
End of period undistributed (accumulated) net investment income (loss)	$445,182	$(46,021)

Share Transactions:
Service Class:*
Sale of shares	36,411	10,193
Reinvested shares from dividends	—	468
Shares repurchased	—	—
Net increase in Service Class shares	36,411	10,661
Institutional Class:
Sale of shares	—	262,738
Reinvested shares from dividends	—	97,201
Shares repurchased	—	—
Net increase in Institutional Class shares	—	359,939

*	Commencement of operations was on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

16

AMG Yacktman Special Opportunities Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2016	For the period ended
Service Class	(unaudited)	December 31, 2015**
Net Asset Value, Beginning of Period	$7.75	$9.40
Income from Investment Operations:
Net investment income[1,2]	0.27	0.20
Net realized and unrealized gain (loss) on investments	0.10	(1.49)
Total income (loss) from investment operations	0.37	(1.29)
Distributions to Shareholders from:
Net investment income	—	(0.23)
Net realized gain on investments	—	(0.13)
Total distributions to shareholders	—	(0.36)
Net Asset Value, End of Period	$8.12	$7.75
Total Return[2]	4.77%[4,7]	(13.77)%[4,7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.16%[5,8]	1.27%[6,8]
Ratio of expenses to average net assets (with offsets)	1.16%[5,8]	1.27%[6,8]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.51%[5,8]	1.88%[6,8]
Ratio of net investment income to average net assets[2]	6.88%[5,8]	3.40%[6,8]
Portfolio turnover	15%[7]	30%[7]
Net assets at end of period (000’s omitted)	$382	$83

	For the six
	months ended
	June 30, 2016	For the year ended	For the period ended
Institutional Class	(unaudited)	December 31, 2015	December 31, 2014*
Net Asset Value, Beginning of Period	$7.75	$9.45	$10.00
Income from Investment Operations:
Net investment Income (loss)[1,2]	0.22	0.22	(0.00)#
Net realized and unrealized gain (loss) on investments	0.16	(1.56)	(0.54)
Total income (loss) from investment operations	0.38	(1.34)	(0.54)
Distributions to Shareholders from:
Net investment income	—	(0.23)	(0.01)
Net realized gain on investments	—	(0.13)	—
Total distributions to shareholders	—	(0.36)	(0.01)
Net Asset Value, End of Period	$8.13	$7.75	$9.45
Total Return[2]	4.90%[7]	(14.22)%[4]	(5.39)%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.07%[5,8]	1.24%[6]	1.65%[8]
Ratio of expenses to average net assets (with offsets)	1.07%[5,8]	1.24%[6]	1.65%[8]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.42%[5,8]	1.74%[6]	2.60%[8]
Ratio of net investment income (loss) to average net assets[2]	5.68%[5,8]	2.47%[6]	(0.04)%[8]
Portfolio turnover	15%[7]	30%	7%[7]
Net assets at end of period (000’s omitted)	$18,022	$17,177	$17,545

17

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

*	Commencement of operations was on June 30, 2014.
**	Commencement of operations was on July 1, 2015.
#	Rounds to less than $(0.01) per share or (0.01)%.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been reduced.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 of Notes to Financial Statements.)
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes a performance adjustment amounting to (0.58)% of average daily net assets. (See Note 2 of Notes to Financial Statements.)
[6]	Includes a performance adjustment amounting to (0.42)% of average daily net assets. (See Note 2 of Notes to Financial Statements.)
[7]	Not annualized.
[8]	Annualized.

18

Notes to Financial Statement (unaudited)

June 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Yacktman Special Opportunities Fund (the “Fund”). The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2016, the Fund received no redemption fees.

The Fund has established three classes of shares: Service Class, Investor Class and Institutional Class. The Fund currently offers two classes of shares: Service Class Shares and Institutional Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

19

Notes to Financial Statement (continued)

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Fund has a balance credit arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2016, the Fund’s custodian expense was not reduced.

Effective June 1, 2016, the overdraft fees are computed at 1.75% (previously 1.0%) above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2016, the Fund did not incur overdraft fees.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to reclass of foreign currency gains/losses and mark-to-market of passive foreign investment company income. Temporary differences are due to post October and late year loss deferrals and passive foreign investment companies.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

20

Notes to Financial Statement (continued)

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2015, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Capital losses may be carried forward for an unlimited time period. Capital losses that are carried forward retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2016, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2016, certain affiliated shareholders of record, individually or collectively held greater than 10% of the net assets of the Fund as follows: four collectively own 85%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Fund may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Fund participates on a prorate basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchases or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM.

At June 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding was $450,912.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

The Fund has a performance-based fee structure that consists of a base fee and a performance adjustment (“Performance Adjustment”), with the Performance Adjustment commencing June 30, 2015. The Fund pays a monthly base investment management fee to the Investment Manager at an annual rate of 1.50% of the Fund’s average daily net assets for the month. Beginning June

21

Notes to Financial Statement (continued)

30, 2015, this monthly fee was increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment Rate for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2016, the Performance Adjustment decreased management fee by $49,622, resulting in the Fund paying the Investment Manager at an effective rate of 0.92%.

The Investment Manager has contractually agreed through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of investment management fees, shareholder servicing fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, dividends payable with respect to securities sold short, and extraordinary expenses) of the Fund to an annual rate of 0.15% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For purposes of this contractual expense limitation, investment management fees includes any performance adjustments.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s respective contractual expense limitation amount.

For the six months ended June 30, 2016, The Fund’s expiration of reimbursement is detailed in the following chart:

Expiration Period
Less than 1 year	—
Within 2 years	$109,017
Within 3 years	81,594

Total Amount Subject To Reimbursement	$190,611

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.03% of average net assets of the Fund for the first $300 million of assets under management, 0.025% for the next $200 million and 0.02% on amounts in excess of $500 million per annum.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each financial intermediary’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2016, were as follows:

	Maximum	Actual
Fund	Amount Allowed	Amount Incurred
Yacktman Special Opportunities
Service Class	0.10%	0.07%

In June 2016, the Fund’s Board approved a proposal to revise certain fees paid by the Fund. These changes will not increase the overall fees incurred by the Fund or by shareholders of the Fund. These changes will not be effective until October 1, 2016 following execution of all relevant agreements and the filing of revised prospectuses and Statements of Additional Information with the Securities and Exchange Commission. The Board approved, in some cases, changes to the administrative fee, management fee and/or shareholder servicing fee of the Fund. Further details regarding such changes will be available once all relevant agreements are finalized and executed and a revised prospectus and Statement of Additional Information are filed with the Securities and Exchange Commission.

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in

22

Notes to Financial Statement (continued)

this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2016, the Fund neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2016, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government Obligations) for the six months ended June 30, 2016, were $3,108,749 and $2,504,229, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2016, the value of the securities loaned and cash collateral received was $427,600 and $450,912, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open repurchase agreements which are subject to a master netting agreement as of June 30, 2016:

	Net Amounts of Assets	Gross Amount Not Offset in the Statement of Assets and Liabilities
	Presented in the Statement	Financial	Cash Collateral
	of Assets and Liabilities	Instruments Collateral	Received	Net Amount
Cantor Fitzgerald Securities, Inc.	$450,912	$450,912	—	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

23

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Yacktman Special Opportunities Fund: Approval of Investment Management and Subadvisory Agreements on June 22-23, 2016.

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Yacktman Special Opportunities Fund (the “Fund”) and separately an amendment, to be effective October 1, 2016, to such Investment Management Agreement, for the Fund (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadvisor and separately an amendment, to be effective October 1, 2016, to the Subadvisory Agreement with respect to the Fund (collectively, the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory

Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among

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Annual Renewal of Investment Management and Subadvisory Agreements (continued)

other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2016 and for the period from the Institutional Class shares’ inception on June 30, 2014 through March 31, 2016 was below the median performance for the Peer Group and below the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance and any actions being taken to address such performance. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manage and sponsor of the Fund and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that, effective October 1, 2016, the management fee rate for the Fund will be reduced and the administrative fee rate paid by the Fund will be increased. The Trustees further noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund, but that effective October 1, 2016, the Investment Manager will pay the Subadvisor a subadvisory fee that is a portion of the advisory fee that it receives from the Fund. The Trustees also considered the amount of the advisory fee that will be retained by the Investment Manager after payment of the subadvisory fee effective October 1, 2016. The

Trustees also noted any payments that were made from the Subadvisor to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadvisor. The Trustees also considered management’s discussion of the current asset levels of the Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Fund. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the current and revised advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to the Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of the Subadvisor’s revenues or profits might be shared directly or indirectly with the Investment

25

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current and revised subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy, diversification and dispersion between the Fund and other funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.15%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under each Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for the Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Yacktman Asset Management LP

6300 Bridgeport Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

AMG SouthernSun Global Opportunities

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 6, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	September 6, 2016